As filed with the Securities and Exchange Commission on April 29, 2004.

                                          1933 Act Registration No. 33-87244
                                          1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.                              [ ]
                  Post-Effective Amendment No.       37                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.     38                                     [X]


                                JNL SERIES TRUST
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                    1 Corporate Way, Lansing, Michigan 48951
 -------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (517) 381-5500
--------------------------------------------------------------------------------
Susan S. Rhee, Esq.                         with a copy to:
JNL Series Trust                            Christopher S. Petito, Esq.
Associate General Counsel                   Jorden Burt
1 Corporate Way                             1025 Thomas Jefferson Street, N.W.
Lansing, Michigan  48951                    Washington, D.C. 20007

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

______   immediately upon filing pursuant to paragraph (b)

__x___   on May 1, 2004 pursuant to paragraph  (b)

______   60 days after filing pursuant to paragraph (a)(1)

______   on May 3, 2004 pursuant to paragraph (a)(1)

______   75 days after filing pursuant to paragraph (a)(2)

______   on (date) pursuant to paragraph (a)(2) of Rule 485.

______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                JNL SERIES TRUST
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A


                                                Caption in Prospectus or
                                                Statement of Additional
                                                Information relating to
N-1A Item                                       each Item
-------------------------                       --------------------------------

Part A. Information Required in a Prospectus    Prospectus

1.   Front and Back Cover Pages                 Front and Back Cover Pages

2.   Risk/Return Summary: Investments, Risks,   About the Funds of the Trust
     and Performance

3.   Risk/Return Summary: Fee Table             Not Applicable

4.   Investment Strategies, and Related Risks   About the Funds of the Trust

5.   Management's Discussion of Fund            Not Applicable
     Performance

6.   Management,  Organization  and Capital     Management of the Trust;
     Structure                                  About the Funds of the Trust

7.   Shareholder  Information                   Investment of Trust Shares;
                                                Share Redemption; Tax Status

8.   Distribution Arrangements                  The Distributor; Brokerage
                                                Enhancement Plan

9.   Financial Highlights Information           Financial Highlights


Information Required in a Statement             Statement of
Part B.  of Additional Information              Additional Information
-------------------------------------------------------------------------------

10.  Cover Page and Table Of Contents           Cover Page and Table of Contents

11.  Fund History                               General Information and History

12.  Description  of the Fund and Its           Common  Types of Investments
     Investments  and  Risks                    and  Management  Practices;
                                                Additional Risk Considerations;
                                                Investment Restrictions
                                                Applicable to All Funds

13.  Management of the Fund                     Trustees and Officers of the
                                                Trust

14.  Control Persons and Principal Holders      Trustees  and  Officers  of  the
                                                Securities Trust

15.  Investment Advisory and Other Services     Investment  Advisory  and Other
                                                Services

16.  Brokerage Allocation and Other Practices   Fund Transactions and Brokerage

17.  Capital Stock and Other Securities         Purchases, Redemptions and
                                                Pricing of Shares; Additional
                                                Information

18.  Purchase, Redemption and Pricing of        Purchases, Redemptions and
     Shares                                     Pricing of Shares

19.  Taxation of the Fund                       Tax Status

20.  Underwriters                               The Distributor; Brokerage
                                                Enhancement Plan

21.  Calculation of Performance                 Data Performance

22.  Financial Statements                       Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

                               JNL(R) SERIES TRUST

                                   PROSPECTUS
                       CLASS A, CLASS B AND CLASS C SHARES
                                   May 1, 2004
                               JNL(R) SERIES TRUST
                    1 Corporate Way o Lansing, Michigan 48951

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (Trust).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to qualified retirement plans. The Trust currently offers shares in the following separate Funds, each with its own investment objective.

JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Alliance Capital Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Balanced Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Money Market Fund
JNL/PPM America Value Fund
JNL/Putnam Equity Fund
JNL/Putnam International Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers Balanced Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Large Cap Growth Fund
JNL/Select Global Growth Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Aggressive Growth Fund I
JNL/S&P Conservative Growth Fund I
JNL/S&P Equity Aggressive Growth Fund I
JNL/S&P Equity Growth Fund I
JNL/S&P Moderate Growth Fund I
JNL/S&P Very Aggressive Growth Fund I
JNL/S&P Core Index 50 Fund
JNL/S&P Core Index 75 Fund
JNL/S&P Core Index 100 Fund

EACH FUND EXCEPT THE JNL/S&P FUNDS OFFERS TWO CLASSES OF SHARES, CLASS A AND CLASS B. THE JNL/PPM MONEY MARKET FUND ALSO OFFERS CLASS C SHARES. ALL THREE CLASSES OF SHARES ARE DESCRIBED IN THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400 Index" and "Standard & Poor's MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management S&P 400 MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust's Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.

                                 ---------------

                                TABLE OF CONTENTS

I. ABOUT THE FUNDS OF THE TRUST................................................1

INCLUDES A DESCRIPTION OF EACH FUND, ITS INVESTMENT STRATEGIES AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; EXPENSES; AND MANAGEMENT OF THE FUND.

II. MANAGEMENT OF THE TRUST..................................................203

MANAGEMENT OF THE FUNDS; FUND EXPENSES SUB-ADVISORY ARRANGEMENTS; ADMINISTRATIVE FEE, CLASSES OF SHARES, BROKERAGE ENHANCEMENT PLAN, INVESTMENT IN TRUST SHARES; SHARE REDEMPTION; AND TAX STATUS.

III. FINANCIAL HIGHLIGHTS....................................................210

THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE FUND.

                          ABOUT THE FUNDS OF THE TRUST

JNL/AIM LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2003, the fund had a median market capitalization of $16.46 billion, and had 80% of assets invested in large capitalization stocks. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Fund may also invest up to 25% of its total assets in foreign securities.


The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CONVERTIBLE SECURITIES RISK. The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund. Also, since a large percentage of the Fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Fund.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

     o PORTFOLIO TURNOVER. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


Effective April 30, 2004, the Fund was combined with JNL/AIM Premier Equity II Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


-25.47%           30.02%

[insert chart]
2002              2003

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.


In the periods shown in the chart, the Fund's highest quarterly return was 12.39% (2nd quarter of 2003) and its lowest quarterly return was -14.46% (2nd quarter of 2002).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
----------------------------------------------------------------------- --------------------- --------------------
                                                                               1 year            Life of Fund*
----------------------------------------------------------------------- --------------------- --------------------

JNL/AIM Large Cap Growth Fund (Class A)                                         30.02%                2.85%
S&P 500 Index                                                                   28.68%                3.17%
Russell 1000 Growth Index                                                       29.89%                4.00%

----------------------------------------------------------------------- --------------------- --------------------

The Russell 1000 Growth Index is a style specific index. The S&P 500 Index is a broad-based, unmanaged index.

* The Fund began operations on October 29, 2001. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                      0.85%                0.85%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                            0.08%                0.08%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                  0.20%                0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                      0.00%                0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                                1.13%                0.93%

-------------------------------------------------------------------------- ---------------------- -------------------


* This fee reflects a reduction in the advisory fee that took place on May 3, 2004 and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.


** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $115                       $95

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                 $359                      $296

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                 $622                      $515

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                              $1,375                    $1,143

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash equivalents, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

INITIAL PUBLIC OFFERINGS. The Fund may participate in the initial public offering (IPO) market. Because of the Fund's small asset base, any investment the Fund may make in IPOs may significantly increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total return.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM Large Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 200 mutual funds and separate accounts which total approximately $149 billion in total net assets as of December 31, 2003. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Geoffrey V. Keeling, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

     o Robert L. Shoss, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.


A I M is a subsidiary of A I M Advisors, Inc. which is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds. AIM has provided the following information concerning regulatory investigations and proceedings and civil litigation involving AIM and its affiliate INVESCO. Each of the Securities Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") have filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. The SEC proceeding was filed in the United States District Court for the District of Colorado, and the NYAG proceeding was filed in the Supreme Court of the State of New York (New York County). On December 2, 2003, the State of Colorado filed civil proceedings against INVESCO in the Colorado District Court, in the City and County of Denver, Colorado. The civil proceedings allege, among other things, that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. In addition to these civil proceedings, the SEC and NYAG have issued subpoenas and requested information from AIM relating to market timing activity by certain investors in the AIM Funds.


The independent trustees of the AIM/INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of INVESCO and AIM currently being conducted by management's outside counsel.

AMVESCAP recently found, in its ongoing review, situations in which the procedures designed to guard against the potential adverse impact of frequent trading and illegal late trading through intermediaries were not completely effective. These findings were based, in part, on an extensive economic analysis by outside experts who examined the impact of these activities.

In light of these findings, AMVESCAP has agreed that any AIM or INVESCO Fund harmed by the activities of accommodated market timers will receive full restitution. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and INVESCO's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

AMVESCAP has informed regulators of its most recent findings and is seeking to resolve both the pending enforcement actions against INVESCO and the ongoing investigations with respect to AIM.

Multiple lawsuits that have been filed against certain INVESCO Funds, AIM Funds, INVESCO, A I M Management Group Inc., the parent of AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above.

These lawsuits allege a variety of theories of recovery and seek a variety of remedies. Such lawsuits allege a variety of theories fro recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; (iii) breach of contract; and (iv) violation of the Employee Retirement Security Act ("ERISA"). The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and payment of attorneys' and experts' fees.

JNL/AIM SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2003, the Fund had a median market capitalization of $1.206 billion, and had 92% of assets invested in small cap stocks. The Russell 2000 Index consists of the 2,000 smallest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization.


The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


-27.32%           38.43%

[insert chart]
2002              2003


In the periods shown in the chart, the Fund's highest quarterly return was 21.01% (2nd quarter of 2003) and its lowest quarterly return was -18.11% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------------------ --------------------- --------------------
                                                                                1 year            Life of Fund*
------------------------------------------------------------------------ --------------------- --------------------

JNL/AIM Small Cap Growth Fund (Class A)                                          38.43%                7.36%
S&P 500 Index                                                                    28.68%                3.17%
Russell 2000 Growth Index                                                        47.29%               14.26%

------------------------------------------------------------------------ --------------------- --------------------

The S&P 500 Index is a broad-based, unmanaged index. The Russell 2000 Growth
Index is a style specific index.

* The Fund began operations on October 29, 2001. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                      0.95%                 0.95%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                            0.04%                 0.04%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                  0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                      0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                                1.19%                 0.99%

-------------------------------------------------------------------------- ---------------------- -------------------


*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.


** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $121                      $101

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $378                      $315

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $654                      $547

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,443                    $1,213

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets, cash equivalents or high quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM Small Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 200 mutual funds and separate accounts which total approximately $149 billion in total net assets as of December 31, 2003. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual, who is assisted by the Mid Cap Growth and Small Cap Growth Teams, and is primarily responsible for the day-to-day management of the Fund's portfolio is:

     o Ryan E. Crane, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1994.


A I M is a subsidiary of A I M Advisors, Inc. which is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds. AIM has provided the following information concerning regulatory investigations and proceedings and civil litigation involving AIM and its affiliate INVESCO. Each of the Securities Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") have filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. The SEC proceeding was filed in the United States District Court for the District of Colorado, and the NYAG proceeding was filed in the Supreme Court of the State of New York (New York County). On December 2, 2003, the State of Colorado filed civil proceedings against INVESCO in the Colorado District Court, in the City and County of Denver, Colorado. The civil proceedings allege, among other things, that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. In addition to these civil proceedings, the SEC and NYAG have issued subpoenas and requested information from AIM relating to market timing activity by certain investors in the AIM Funds.


The independent trustees of the AIM/INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of INVESCO and AIM currently being conducted by management's outside counsel.

AMVESCAP recently found, in its ongoing review, situations in which the procedures designed to guard against the potential adverse impact of frequent trading and illegal late trading through intermediaries were not completely effective. These findings were based, in part, on an extensive economic analysis by outside experts who examined the impact of these activities.

In light of these findings, AMVESCAP has agreed that any AIM or INVESCO Fund harmed by the activities of accommodated market timers will receive full restitution. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and INVESCO's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

AMVESCAP has informed regulators of its most recent findings and is seeking to resolve both the pending enforcement actions against INVESCO and the ongoing investigations with respect to AIM.

Multiple lawsuits that have been filed against certain INVESCO Funds, AIM Funds, INVESCO, A I M Management Group Inc., the parent of AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above.

The lawsuits allege a variety of theories of recovery and seek a variety of remedies. Such lawsuits allege a variety of theories fro recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; (iii) breach of contract; and (iv) violation of the Employee Retirement Security Act ("ERISA"). The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and payment of attorneys' and experts' fees.

JNL/ALGER GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Alger Growth Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 65% in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market. The Fund considers a large company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $1 billion or more. These companies typically have broad product lines, markets, financial resources and depth of management.

To provide flexibility to take advantage of investment opportunities, the Fund may hold a portion of its assets in money market investments and repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


13.41%   26.20%   45.66%   33.80%   -13.44% -11.97%  -33.19%  35.29%
[insert chart]
1996     1997     1998     1999     2000    2001     2002     2003


In the periods shown in the chart, the Fund's highest quarterly return was 25.65% (4th quarter of 1998) and its lowest quarterly return was -20.09% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
----------------------------------------------------- --------------------- ------------------- --------------------
                                                             1 year               5 year           Life of Fund*
----------------------------------------------------- --------------------- ------------------- --------------------

JNL/Alger Growth Fund (Class A)                               35.29%               -1.62%               8.06%
S&P 500 Index                                                 28.68%               -0.57%               9.92%

----------------------------------------------------- --------------------- ------------------- --------------------

The S&P 500 Index is a broad-based, unmanaged index.

* The Fund began operations on October 16, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.88%                 0.88%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.07%                 0.07%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.15%                 0.95%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $117                       $97

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $365                      $303

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $633                      $525

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,398                    $1,166

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing up to all of its assets in debt securities (typically of a high grade), cash equivalents and repurchase agreements. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Alger Growth Fund is Fred Alger Management, Inc. (Alger Management), which is located at 111 Fifth Avenue, New York, New York 10003. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals and has been so engaged since 1964. Alger Management is a wholly owned subsidiary of Fred Alger & Company, Incorporated which, in turn, is a wholly owned subsidiary of Alger Associates, Inc., a privately held financial services holding company. As of December 31, 2003, Alger Management had $10.9 billion in assets under management.

Fred M. Alger, III, is the key strategist for the Fund, overseeing the investments of the Fund. Mr. Alger, who founded Alger Management, has served as Chairman of the Board since 1964 and co-managed the portfolios prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung has been employed by Alger Management since 1994 as a Vice President and analyst from 1996 to 1999, as Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager from 2000, and as Chief Investment Officer since September 2001 to September 2003. Mr. Chung was named President of Alger Management in September 2003. Mr. Hyun has been employed by Alger Management as an Executive Vice President since September 2001, prior to which he was employed by Alger Management as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

Alger has provided the following information concerning regulatory investigations and proceedings involving Alger. In response to inquires from the New York Attorney General ("NYAG") and the Securities and Exchange Commission ("SEC"), Alger and its counsel have been investigating certain shareholder trading practices in the mutual funds that it manages. Results of that investigation, which is continuing, are being shares with the NYAG, the SEC and the boards of the funds. Alger has assured the boards of the funds that if it is determined that improper market timing in any of the funds detrimentally affected the fund's performance, Alger will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against James Connelly, Jr., a former vice chairman of Alger's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Fund. That settlement specifically provides: "The findings herein are made pursuant to [Connelly's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither Alger nor any of the funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against The Alger Fund, Spectra Fund, various portfolios of The Alger Fund, Alger, Connelly, Veras Management Partners, LLP and John Does 1-100 in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on Alger and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with Mr. Connelly, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provision of
Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that Alger breached a fiduciary duty to plaintiffs. The suit seeks among other things, compensatory damages, recovery of advisory fees paid to Alger, and payment of the plaintiff's counsel and expert fees. Several similar class actions against the same and related parties and involving similar allegations and requests for relief have been brought. Additional class actions may be commenced in the near future.

The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the mutual funds that it manages, and none of the fund defendants believes it will be materially adversely affected by the pending lawsuits.

JNL/ALLIANCE CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Alliance Capital Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks or securities with common stock characteristics that the sub-adviser believes have the potential for capital appreciation, which include securities convertible into or exchangeable for common stock. Normally, the Fund invests in about 40-60 companies, with what the sub-adviser believes to be the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. In selecting equity securities, the sub-adviser considers a variety of factors, such as an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. The Fund invests primarily in high-quality U.S. companies, generally those of large market capitalization. The Fund may invest a portion of its assets in foreign securities. The potential for appreciation of capital is the basis for investment decisions. Whatever income the Fund's investments generate is incidental to the objective of capital growth.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. In addition, because the Fund invests in a smaller number of securities than many other equity funds, the Fund has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


28.23%            -17.59%           -14.57%          -31.03%           24.31%
[insert chart]
1999              2000              2001             2002              2003


In the period shown in the chart, the Fund's highest quarterly return was 17.69% (4th quarter of 1999) and its lowest quarterly return was -17.94% (3rd quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
 -------------------------------------------------------------- ----------------- ----------------- -----------------

                                                                     1 year            5 year        Life of Fund*

 -------------------------------------------------------------- ----------------- ----------------- -----------------

 JNL/Alliance Capital Growth Fund (Class A)                          24.31%            -4.99%            0.47%
 S&P 500 Index                                                       28.68%            -0.57%            2.47%

 -------------------------------------------------------------- ----------------- ----------------- -----------------

The S&P 500 Index is a broad-based, unmanaged index.

*The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.68%                 0.68%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.03%                 0.03%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.91%                 0.71%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $93                       $73

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $290                      $227

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $504                      $395

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,120                      $883

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short term gains and losses, which may affect the taxes you have to pay.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Alliance Capital Growth Fund is Alliance Capital Management L.P. ("Alliance"), with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2003, Alliance Holding owned approximately 31.0% of the Alliance Capital Units. AXA Financial was the beneficial owner of approximately 55.0% of the outstanding Alliance Capital Units at December 31, 2003 (including those held indirectly through its ownership of 1.9% of the outstanding Alliance Holding Units), which, including the general partnership interests in Alliance Capital and Alliance Holding, represent an approximate 55.5% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.

Syed Hasnain, Senior Vice President and Large Cap Growth Portfolio Manager of Alliance, has the lead responsibility for the day-to-day management of the Fund. Mr. Hasnain joined Alliance in 1994. Mr. Hasnain has shared responsibility for the day-to-day management of the Fund since January 1999.

On December 18, 2003, Alliance confirmed that it had reached terms with the SEC and NYAG for the resolution of regulatory claims related to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Order.

     (ii) Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii)Alliance agreed to implement changes to its governance and compliance procedures.

The special committee of Alliance's Board of Directors, comprised of the members of Alliance's Audit Committee and the other independent member of the Board, is continuting to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the AllianceBernstein Value Funds (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against Alliance: Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBerstein Mutual Funds, including the AllianceBerstein Value Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBerstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, some of which name the AllianceBerstein Value Funds as defendants. All of these lawsuits seek an unspecified amount of damages.

JNL/EAGLE CORE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle Core Equity Fund is long-term capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

     o Under the GROWTH EQUITY STRATEGY, the sub-adviser selects common stocks in part based on its opinions regarding the sustainability of the company's competitive advantage in the marketplace and the company's management team. The sub-adviser looks for securities of companies which have an exceptional management team and which have the potential to increase market share and drive earnings per share growth. If a particular stock appreciates to over 7% of the total assets of the growth equity portion of the Fund, the sub-adviser typically will reduce the position to less than 7%. Generally, the sub-adviser will sell a stock if its price appreciates to a level that the sub-adviser views as not sustainable or to purchase stock that the sub-adviser believes presents a better investment opportunity.

          The sub-adviser seeks securities of companies which:

          -- have projected earnings growth and return on equity greater than 10%,

          --   are dominant in their industries, and

          --   have the ability to create and sustain a competitive advantage.

     o Under the VALUE EQUITY STRATEGY, the sub-adviser picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

          The team develops an earnings model for each company in the resulting universe with each Co-Portfolio Manager responsible for those stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

     o Under the EQUITY INCOME STRATEGY, the sub-adviser invests primarily in medium to large capitalization stocks with above-average dividend yields and rising dividends, seeking to provide both income and growth. The portfolio is diversified among common stocks, convertible bonds, convertible preferred stocks and Real Estate Investment Trusts. Securities in the portfolio often have value the sub-adviser believes is not fully recognized in the general market.

The sub-adviser divides the Fund's assets among each of these three strategies, with about 40% of the assets allocated to each of the growth equity and value equity strategies and about 20% to the equity income strategy.

The sub-adviser will typically sell a security if the security reaches its target price, negative changes occur with respect to the issuer or its industry, or there is a significant change in one or more of the characteristics applicable to the security's selection. However, the Fund may continue to hold equity securities that no longer meet the selection criteria but that the sub-adviser deems suitable investments in view of the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of U.S. companies and may invest the balance in other securities, such as common stock of foreign issuers, corporate debt obligations, U.S. government securities, preferred stock, convertible stock, warrants and rights to buy common stock, real estate investment trusts, repurchase agreements and money market instruments. Although the Fund emphasizes investment-grade securities (or unrated securities that the sub-adviser deems to be of comparable quality), the Fund may invest in non-investment-grade securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o    NON-INVESTMENT   GRADE  RISK.  A  non-investment  grade  security  may
          fluctuate more in value, and present a greater risk of default, than a higher-rated security.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/Janus Growth & Income Fund, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


32.35%            16.54%            23.55%           0.28% -9.83%            -20.53%           24.54%

[insert chart]
1997              1998              1999             2000   2001              2002              2003

In the periods shown in the chart, the Fund's highest quarterly return was 18.43% (4th quarter of 1998) and its lowest quarterly return was -16.65% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

 -------------------------------------------------------------- ----------------- ----------------- -----------------

                                                                     1 year            5 year        Life of Fund*

 -------------------------------------------------------------- ----------------- ----------------- -----------------

   JNL/Eagle Core Equity Fund (Class A)                     24.54%                   2.03%               8.52%


   S&P 500 Index                                            28.68%                  -0.57%               8.51%

   ------------------------------------------------------------ ----------------- ----------------- -----------------

The S&P 500 Index is a broad-based, unmanaged index.

* The Fund began operations on September 16, 1996. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                      0.77%                0.77%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                            0.04%                0.04%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                  0.20%                0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                      0.00%                0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                                1.01%                0.81%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $103                       $83

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $322                      $259

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $558                      $450

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,236                    $1,002

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

DERIVATIVES. The Fund may also use derivative instruments, such as options, futures contracts and indexed securities, which are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as sub-adviser, Eagle supervises and manages the investment portfolio of the Fund. Mr. Ashi Parikh and Mr. Duane Eatherly are Co-Portfolio Managers responsible for the day-to-day management of the GROWTH EQUITY STRATEGY. Mr. Parikh is a Senior Managing Director of Eagle Institutional Growth Advisors, a division of Eagle Asset Management, Inc., and Mr. Eatherly is a Managing Director of the division. Mr. Parikh joined Eagle in April 1999, after serving as Managing Director at Banc One Investment Advisers in Columbus, Ohio for five years. Mr. Eatherly joined Eagle in June 1999, after serving as Sector Manager for Technology Equities at Banc One Investment Advisers in Columbus, Ohio for seven years. Eagle's Conservative Large Cap Equity team is responsible for the day-to-day management of the VALUE EQUITY STRATEGY. The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management's large cap core program for six years, (2) Mr. John Jordan III who joined Eagle in April 2001 after serving as Co-Portfolio Manager of Evergreen Investment Management's large cap core program for two years, (3) Mr. Craig Dauer who joined Eagle in April 2001 after serving as Co-Portfolio Manager of Evergreen Investment Management's large cap core program for two years, and (4) Mr. Robert Marshall who joined Eagle in September 2002 after serving as Director/Senior Vice President of equity research at Wachovia Securities for seven years. Mr. Lou Kirschbaum, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the EQUITY INCOME STRATEGY. He has been responsible for the equity income strategy since the inception of the Fund. Mr. Kirschbaum has been with Eagle since 1986.

JNL/EAGLE SMALLCAP EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion. The sub-adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value. The sub-adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


27.64%            1.18%             19.27%           -13.25%           11.00%           -22.77%           39.97%
[insert chart]
1997              1998              1999             2000              2001             2002              2003


In the periods shown in the chart, the Fund's highest quarterly return was 29.40% (2nd quarter of 1999) and its lowest quarterly return was -24.08% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
 ---------------------------------------------------- ----------------------- ------------------ -------------------
                                                              1 year               5 year          Life of Fund*
 ---------------------------------------------------- ----------------------- ------------------ -------------------

 JNL/Eagle SmallCap Equity Fund (Class A)                     39.97%                 4.42%              8.80%
 Russell 2000 Index                                           47.29%                 7.19%              8.20%

 ---------------------------------------------------- ----------------------- ------------------ -------------------

The Russell 2000 Index is a broad-based, unmanaged index.

* The Fund began operations on September 16, 1996. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.85%                 0.85%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.05%                 0.05%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%          0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.10%                 0.90%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $112                       $92

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $350                      $287

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $606                      $498

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,340                    $1,108

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

OTHER INVESTMENTS. The JNL/Eagle SmallCap Equity Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, Managing Director and Portfolio Manager of Eagle, is responsible for the day-to-day management of the Fund. Mr. Boksen joined Eagle in April 1995 and has portfolio management responsibilities for its small cap equity accounts. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.

JNL/FMR BALANCED FUND (formerly JNL/Janus Balanced Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/FMR Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's sub-adviser, Fidelity Management & Research Company ("FMR"), manages the Fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest in approximately 60% of the Fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the Fund's total assets in fixed-income senior securities (including debt securities and preferred stocks).

FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

With respect to the Fund's equity investments, FMR's emphasis on above-average income-producing equity securities tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. However, FMR is not constrained by any particular investment style. In buying and selling securities for the Fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the Fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the Fund may not achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2004, Fidelity Management and Research Company ("FMR") replaced Janus Capital Management LLC (Janus) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

-4.49%            -6.57%            13.73%
[insert chart]
2001              2002              2003

In the periods shown in the chart, the Fund's highest quarterly return was 6.96% (2nd quarter of 2003) and its lowest quarterly return was -5.59% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

-------------------------------------------- ----------------------- ----------------------

                                                     1 year              Life of Fund*

-------------------------------------------- ----------------------- ----------------------

JNL/FMR Balanced Fund (Class A)                        13.73%              -0.15%
S&P 500 Index                                          28.68%              -5.88%
Lehman Brothers Gov't/Corp. Bond Index                  3.65%               9.25%
Balanced Hybrid Composite**                            19.86%              10.92%

-------------------------------------------- ----------------------- ----------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Gov't/Corp. Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.
*The Fund began operations on May 1, 2000. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

**In the future, the Fund's performance will be compared to the Balanced Hybrid
Composite rather than Lehman Brothers Gov't/Corp. Bond Index because of the change in investment objective and principal investment strategies. The Balanced
Hybrid Composite is a hypothetical representation of the performance of the Fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: the Russell 3000(R) Index, the Russell 3000 Value Index, and the Lehman Brothers(R)
US Treasury Index. The index weightings of the composite index are: Russell
3000, 30%; Russell 3000 Value, 30%; and Lehman Brothers US Treasury Index, 40%.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------

                                                                                  CLASS A              CLASS B

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.80%                 0.80%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.02%                 0.02%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.02%                 0.82%

-------------------------------------------------------------------------- ---------------------- -------------------


* This fee reflects a reduction in connection with the approval of FMR as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------ ------------------------- -------------------------

EXPENSE EXAMPLE                                                      CLASS A                   CLASS B

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $104                       $84

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $325                      $262

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $563                      $455

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,248                    $1,014

------------------------------------------------------------ ------------------------- -------------------------


The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

TEMPORARY DEFENSIVE POLICIES. In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/FMR Balanced Fund is Fidelity Management & Research Company (FMR), with principal offices at 82 Devonshire Street, Boston, MA 02109. . Day-to-day investment management decisions for the Fund will be made by FMR Co., Inc. (FMRC) and Fidelity Investments Money Management, Inc. (FIMM), which serve as sub-subadvisers to the Fund. FIMM is responsible for choosing certain types of fixed income securities for the Fund. FMRC and FIMM are wholly-owned subsidiaries of FMR. As of December 31, 2003, FMR and its affiliates managed approximately $699 billion in assets.

Lawrence Rakers is Portfolio Manager of Fund. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.

JNL/FMR CAPITAL GROWTH FUND (formerly JNL/Janus Capital Growth Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/FMR Capital Growth Fund is to seek long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's sub-adviser, Fidelity Management & Research Company ("FMR"), normally invests the Fund's assets primarily in common stocks. FMR normally invests the Fund's assets primarily in securities of companies with medium market capitalizations. Although FMR focuses on investing the Fund's assets in securities issued by medium-sized companies, FMR may also make investments in securities issued by larger or smaller companies.

FMR normally invests a majority of the Fund's equity assets in medium-sized companies. FMR may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o    MID-CAPITALIZATION   INVESTING  RISK.  The  prices  of  securities  of
          mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2004, FMR replaced Janus Capital Management LLC (Janus Capital) as the sub-adviser to this Fund. Returns shown reflect the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

16.83%   15.01%   35.16%   124.19%  -34.74% -40.19%  -29.21%         35.65%
[insert chart]
1996     1997     1998     1999      2000     2001     2002          2003

In the periods shown in the chart, the Fund's highest quarterly return was 59.05% (4th quarter of 1999) and its lowest quarterly return was -32.74% (1st quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

-------------------------------------------------- --------------------- -------------------- ---------------------

                                                          1 year               5 year            Life of Fund*

-------------------------------------------------- --------------------- -------------------- ---------------------

JNL/FMR Capital Growth Fund (Class A)              35.65%                -3.42%               8.59%
S&P MidCap 400 Index                               35.62%                9.20%                14.94%

-------------------------------------------------- --------------------- -------------------- ---------------------


The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE



---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------

                                                                                  CLASS A              CLASS B

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                             0.80%                  0.80%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                   0.02%                  0.02%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                         0.20%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                             0.00%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                       1.02%                  0.82%

-------------------------------------------------------------------------- ---------------------- -------------------


* This fee reflects a reduction in connection with the approval of FMR as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------ ------------------------- -------------------------

EXPENSE EXAMPLE                                                      CLASS A                   CLASS B

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $104                       $84

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $325                      $262

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $563                      $455

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,248                    $1,014

------------------------------------------------------------ ------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

FIXED INCOME INVESTMENTS. The Fund may invest in debt securities, which involve credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a debt security typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise, and the value of debt securities, including those that may be held by the Fund, will fall. Some fixed income investments also involve prepayment risk. This is the risk that, during periods of falling interest rates, a debt security with a high stated interest rate may be prepaid by the issuer before the expected maturity date.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

TEMPORARY DEFENSIVE POLICIES. In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/FMR Capital Growth Fund is Fidelity Management & Research Company (FMR), with principal offices 82 Devonshire Street, Boston, MA 02109. Day-to-day investment management decisions for the Fund will be made by FMR Co., Inc. (FMRC), which serves as sub-subadviser to the Fund. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2003, FMR and its affiliates managed approximately $699 billion in assets.

JNL/JPMORGAN INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index ("SSB PMI Value EPAC Index"). The Fund's industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser's research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or "emerging markets." The sub-adviser considers "emerging markets" to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


38.02%            -15.45%           -20.33%          -26.59%           39.43%
[insert chart]
1999              2000              2001             2002              2003

In the period shown in the chart, the Fund's highest quarterly return was 20.40% (2nd quarter of 2003) and its lowest quarterly return was -24.76% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
--------------------------------------------------------- -------------------- ------------------- -------------------

                                                                1 year               5 year          Life of Fund*

--------------------------------------------------------- -------------------- ------------------- -------------------

JNL/JPMorgan International Value Fund (Class A)                    39.43%            -0.98%              -1.06%
SSB PMI Value EPAC Index                                           42.11%             3.06%               3.51%
MSCI All Country World Free (ex-U.S.) Index                        37.50%            -0.57%              -0.32%

--------------------------------------------------------- -------------------- ------------------- -------------------


The SSB PMI Value EPAC Index and MSCI All Country World Free (ex-U.S.) Index are broad-based, unmanaged indices. * The Fund began operations on March 2, 1998.
Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.92%                 0.92%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.12%                 0.92%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $114                       $94

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $356                      $293

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $617                      $509

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,363                    $1,131

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Under normal market conditions, the Fund may invest in money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

WHEN-ISSUED SECURITIES. The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, I.E., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is an indirect wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Andrew C. Cormie, Managing Director of J.P. Morgan, and Nigel F. Emmett, Managing Director of J.P. Morgan. Mr. Cormie, who is head of Global Equity, has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Fund since the inception of the Fund.

JNL/LAZARD MID CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Mid Cap Value Fund is capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued. The Fund invests in 55-65 securities, with a market capitalization of between $1 billion and $10 billion, or in the Russell Midcap(R) Index. The Russell Midcap(R) Index is composed of selected common stocks of medium-size U.S. companies. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities. In searching for undervalued medium capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.


The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell Midcap(R) Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o    MID-CAPITALIZATION   INVESTING  RISK.  The  prices  of  securities  of
          mid-capitalization companies may fluctuate more than those of larger, more established companies.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


4.77%             25.37%            13.24%   -14.08%           28.89%

[insert chart]
1999              2000              2001      2002              2003

In the period shown in the chart, the Fund's highest quarterly return was 19.12% (4th quarter of 2001) and its lowest quarterly return was -16.09% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003*

--------------------------------------------------------- -------------------- ------------------- -------------------

                                                                1 year               5 year          Life of Fund*

--------------------------------------------------------- -------------------- ------------------- -------------------

  JNL/Lazard Mid Cap Value Fund (Class A)                           28.89%            10.49%              7.45%


  Russell MidCap(R)Index                                             37.88%             5.63%              5.28%

--------------------------------------------------------- -------------------- ------------------- -------------------

The Russell MidCap(R) Index is a broad-based, unmanaged index.

* The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.88%                 0.88%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.09%                 0.09%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.17%                 0.97%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $119                       $99

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $372                      $309

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $644                      $536

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,420                    $1,190

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

DERIVATIVES. The Fund may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Lazard Mid Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Gary Buesser and Andrew Lacey. Mr. Buesser has been with Lazard and has been associated with the Fund since April 2000. He is a Senior Vice President and portfolio manager. Prior to joining Lazard, he worked for Evergreen Funds, SG Cowen, Shearson Lehman Brothers, and Kidder Peabody. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and a Managing Director of Lazard. Mr. Blake, a research analyst, has been with Lazard since 1995. Mr. Blake is a Managing Director of Lazard. Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively.

JNL/LAZARD SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Small Cap Value Fund is capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued. The Fund holds between 75 - 130 securities with a market capitalization range of $300 million to $5 billion. The Fund's returns are compared to the Russel 2000(R) Index. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies. The Fund's equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. In searching for undervalued small capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell 2000(R) Index. The sub-adviser may sell a security for any of the following reasons:


     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

The  Fund  may  invest  in  equity  securities  of  larger  U.S.   companies  or
investment-grade fixed-income securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31


1.96%             16.60%            17.34%           -17.22%           38.83%
[insert chart]
1999              2000              2001             2002              2003


In the period shown in the chart, the Fund's highest quarterly return was 20.18% (2nd quarter of 1999) and its lowest quarterly return was -18.94% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
  --------------------------------------------------------- ------------------- ------------------ ------------------

                                                                  1 year             5 year          Life of Fund*

  --------------------------------------------------------- ------------------- ------------------ ------------------

  JNL/Lazard Small Cap Value Fund (Class A)                         38.83%             9.88%              5.88%
  Russell 2000 Index                                                47.29%             7.19%              4.48%

  --------------------------------------------------------- ------------------- ------------------ ------------------

The Russell 2000 Index is a broad-based, unmanaged index.

* The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.93%                 0.93%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.07%                 0.07%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.20%                 1.00%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $122                      $102

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $381                      $318

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $660                      $552

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,455                    $1,225

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Lazard Small Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Patrick Mullin and Andrew Lacey. Mr. Mullin has been with Lazard since 1998. He is a Portfolio Manager and a Director of Lazard. Prior to joining Lazard in 1998, he was with Target Capital Management from February 1997 to December 1997 and prior to that he was with Dillon, Read & Co. Inc. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and a Managing Director of Lazard. Mr. Lacey and Mr. Mullin have shared responsibility for the day-to-day management of the Fund since January 2001.

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND (formerly the JNL/Curian S&P 500 Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index. To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 500 Index of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 500 Index performance. The Fund's ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INDEX INVESTING RISK. While the S&P 500 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 500 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          The stocks of the S&P 500 Index in which the Fund invests are considered large-capitalization stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

                           27.79%
[insert chart]
                           2003

In the periods shown in the chart, the Fund's highest quarterly return was 15.14% (2nd quarter of 2003) and its lowest quarterly return was 3.34% (1st quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

----------------------------------------------------------------------- ----------------------- ------------------

                                                                                1 year            Life of Fund*

----------------------------------------------------------------------- ----------------------- ------------------

JNL/Mellon Capital Management S&P 500 Index Fund (Class A)              27.79%                  -0.23%
S&P 500 Index                                                           28.68%                  0.15%

----------------------------------------------------------------------- ----------------------- ------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

* The Fund began operations on January 15, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------

                                                                                  CLASS A              CLASS B

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                             0.39%                  0.39%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                   0.01%                  0.01%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                         0.20%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                             0.00%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                       0.60%                  0.40%

-------------------------------------------------------------------------- ---------------------- -------------------


* This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


------------------------------------------------------------ ------------------------- -------------------------

EXPENSE EXAMPLE                                                      CLASS A                   CLASS B

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $61                       $41

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $192                      $128

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $335                      $224

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                               $750                      $505

------------------------------------------------------------ ------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE S&P 500 INDEX. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also investment to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND (formerly the JNL/Curian S&P 400 MidCap Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 400 Index in proportion to their market capitalization weighting in the S&P 400 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 400 Index in proportion to the weighting in the S&P 400 Index. To the extent that the Fund seeks to replicate the S&P 400 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 400 Index may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 400 Index of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 400 Index performance. The Fund's ability to achieve significant correlation between the Fund and S&P 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall.

     o MID-CAPITALIZATION INVESTING RISK. Historically, mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INDEX INVESTING RISK. While the S&P 400 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 400 Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

                           34.55%
[insert chart]
                           2003

In the periods shown in the chart, the Fund's highest quarterly return was 17.40% (2nd quarter of 2003) and its lowest quarterly return was 4.56% (1st quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------------------------- --------------- ------------------

                                                                                    1 year        Life of Fund*

------------------------------------------------------------------------------- --------------- ------------------

JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)                    34.55%          7.76%
S&P 400 Midcap Index                                                                 35.62%          8.32%

------------------------------------------------------------------------------- --------------- ------------------


The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on January 15, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------

                                                                                  CLASS A              CLASS B

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.39%                 0.39%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.01%                 0.01%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.60%                 0.40%

-------------------------------------------------------------------------- ---------------------- -------------------


* This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


------------------------------------------------------------ ------------------------- -------------------------

EXPENSE EXAMPLE                                                      CLASS A                   CLASS B

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $61                       $41

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $192                      $128

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $335                      $224

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                               $750                      $505

------------------------------------------------------------ ------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE S&P 400 MIDCAP INDEX. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor's to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks included in the S&P 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 400 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P 400 Index is weighted by its market capitalization (or the stock's price multiplied by the number of shares outstanding, as the S&P 400 Index is considered a capitalization-weighted index.) The inclusion of a stock in the S&P 400 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares other money market mutual funds. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND (formerly the JNL/Curian Small Cap Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000(R) Index. The capitalization range for the Small Cap Index as of December 31, 2003, was $42.3 million at the bottom of the range, $2.4 billion at the top of the range. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Index and sampling from the remaining securities. To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund's performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o MID-CAP INVESTING RISK. Mid-capitalization stocks may be more volatile in price than large-capitalization stocks that dominate the overall stock market, and often perform quite differently.

     o INDEX INVESTING RISK. While the Russell 2000 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Russell 2000 Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

                           45.88%
[insert chart]
                           2003

In the periods shown in the chart, the Fund's highest quarterly return was 22.99% (2nd quarter of 2003) and its lowest quarterly return was 4.66% (1st quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

----------------------------------------------------------------------- ----------------------- ------------------

                                                                                1 year            Life of Fund*

----------------------------------------------------------------------- ----------------------- ------------------

JNL/Mellon Capital Management Small Cap Index Fund (Class A)            45.88%                  8.34%
Russell 2000 Index                                                      47.29%                  8.78%

----------------------------------------------------------------------- ----------------------- ------------------


The Russell 2000 Growth Index is a style specific index.
* The Fund began operations on January 15, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------

                                                                                  CLASS A              CLASS B

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                             0.39%                  0.39%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                   0.01%                  0.01%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                         0.20%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                             0.00%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                       0.60%                  0.40%

-------------------------------------------------------------------------- ---------------------- -------------------


* This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

**As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


------------------------------------------------------------ ------------------------- -------------------------

EXPENSE EXAMPLE                                                      CLASS A                   CLASS B

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $61                       $41

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $192                      $128

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $335                      $224

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                               $750                      $505

------------------------------------------------------------ ------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. RUSSELL 2000 INDEX. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Frank Russell Company to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy. These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks. Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index. The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market. Each stock in the Russell 2000 Index is weighted by its market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

The inclusion of a security in the Russell 2000 in no way implies that the Frank Russell Company believes that security to be an attractive investment, nor is the Frank Russell Company in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE(R) 1 Free Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of international securities, sampling from the stocks included in the MCSI EAFE Free Index or derivative securities economically related to the MSCI EAFE Free Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals, and to facilitate meeting the Fund's objectives. For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Free Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. While the MSCI EAFE Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the MSCI EAFE Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing domestic companies.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has operating expenses and other considerations that the index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


                  37.31%
[insert chart]

                  2003


In the periods shown in the chart, the Fund's highest quarterly return was 18.84% (2nd quarter of 2003) and its lowest quarterly return was 8.18% (1st quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------- -------------------- ------------------
                                                                                 1 year           Life of Fund*
-------------------------------------------------------------------------- -------------------- ------------------

JNL/Mellon Capital Management International Index Fund (Class A)                  37.31%               9.10%
MSCI EAFE Index                                                                   38.59%               9.88%

-------------------------------------------------------------------------- -------------------- ------------------


The Morgan Stanley Europe and Australasia, Far East Equity Index is a broad-based, unmanaged index. * The Fund began operations on January 15, 2002.
Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.45%                 0.45%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.00%          0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.65%                 0.45%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

**As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $66                       $46

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $208                      $144

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $362                      $252

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                               $810                      $567

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE MSCI EAFE FREE INDEX. The MSCI EAFE Free Index is comprised of common stocks from the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets. Stocks included in the Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE Free Index in no way implies that Morgan Stanley Capital International, Inc. believes the stock to be an attractive investment, nor is Morgan Stanley Capital International, Inc. in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Lehman Brothers Aggregate Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and summary characteristics of the Lehman Brothers Aggregate Index. Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Capital utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund's sub-adviser selects a basket of securities in order to match the important risk characteristics of the Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund's composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o INDEX INVESTING RISK. The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor bond performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund is subject to expenses and other considerations to which the index is not, and because the sub-adviser uses a sampling technique rather than full replication of the index, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


                   2.87%
                  [insert chart]

                  2003


In the periods shown in the chart, the Fund's highest quarterly return was 2.08% (2nd quarter of 2003) and its lowest quarterly return was -0.37% (3rd quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
----------------------------------------------------------------------- ----------------------- ------------------
                                                                                1 year            Life of Fund*
----------------------------------------------------------------------- ----------------------- ------------------

JNL/Mellon Capital Management Bond Index Fund (Class A)                          2.87%                 5.79%
Lehman Brothers Aggregate Bond Index                                             4.10%                 7.28%

----------------------------------------------------------------------- ----------------------- ------------------


The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on January 15, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.40%                 0.40%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.60%                 0.40%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

**As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $61                       $41

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $192                      $128

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $335                      $224

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                               $750                      $505

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE LEHMAN BROTHERS AGGREGATE BOND INDEX. The Lehman Brothers Aggregate Index is comprised of investment-grade, fixed-rate U.S. bonds, including Treasuries, corporate bonds, agency mortgage pass-through securities, and asset-backed securities. The bonds selected for the Index must meet the following criteria: (1) the maturity must be greater than one year; (2) the issue must have at least $100 million available to investors; (3) the rating must be investment grade (Baa3 or better) by Moody's Investors Service; (4) the rate must be fixed; and (5) the bond must be U.S. dollar-denominated and non-convertible. The inclusion of a bond in the Lehman Brothers Aggregate Index in no way implies that Lehman Brothers believes the bond to be an attractive investment, nor is Lehman Brothers in any way affiliated with the Fund.

DERIVATIVES. Derivatives, such as futures or options on futures, are permitted investments of the Fund. However, the Fund's sub-adviser expects to make such investments only infrequently due to the liquidity provided by the Fund's principal investments. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND (formerly the JNL/Curian Enhanced S&P 500 Stock Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund is to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in stocks. The Fund owns a large number of stocks within the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). Within each sector, the Fund overweights stocks that the sub-adviser regards as attractive and underweights or does not hold stocks that the sub-adviser determines to be unattractive. By so doing, the Fund seeks returns that exceed those of the S&P 500 Index over the long-term while maintaining overall index characteristics.

In managing the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the sub-adviser generally employs a three-step process:

     (i) Based on quantitative research, the sub-adviser takes a comprehensive look at a company's fundamentals. This approach is designed to provide insight into a company's cashflow prospects relative to its stock price.

     (ii) The research findings allow the sub-adviser to rank the companies in each sector according to their attractiveness based on valuation, earnings quality and other characteristics determined by the research process.

     (iii)The sub-adviser buys and sells stocks for the Fund based on the ranking arising from the comprehensive quantitative model.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INVESTING RISK ARISING FROM JUDGMENT ON VALUATION. The valuation approach that is inherent to the quantitative process carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

-11.38%           -11.78%           -24.94%          29.09%
[insert chart]
2000              2001              2002             2003

In the periods shown in the chart, the Fund's highest quarterly return was 15.58% (2nd quarter of 2003) and its lowest quarterly return was -17.77% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

----------------------------------------------------------------------- ----------------------- ------------------

                                                                                1 year            Life of Fund*

----------------------------------------------------------------------- ----------------------- ------------------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund         29.09%                  -4.46%
(Class A)
S&P 500 Index                                                           28.68%                  -2.54%

----------------------------------------------------------------------- ----------------------- ------------------


The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 16, 1999. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------

                                                                                  CLASS A              CLASS B

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                             0.58%                  0.58%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                   0.02%                  0.02%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                         0.20%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                             0.00%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                       0.80%                  0.60%

-------------------------------------------------------------------------- ---------------------- -------------------


* This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------ ------------------------- -------------------------

EXPENSE EXAMPLE                                                      CLASS A                   CLASS B

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $82                       $61

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $255                      $192

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $444                      $335

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                               $990                      $750

------------------------------------------------------------ ------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In general, the sub-adviser buys stocks that it identifies as attractive based on the quantitative model and considers selling them when they get unattractive. The model itself is subject to change based on the findings and insights of the research group in Mellon Capital. Under normal market conditions, the Fund holds approximately 200-350 stocks and limits each stock's weight in the portfolio to be within +/- 1.0% of its weight in the S&P 500 Index.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also invest to some degree in money market instruments.

TEMPORARY DEFENSIVE POSITION. The Fund may invest up to 100% of its assets in investment-grade, short-term fixed-income securities during severe market downturns. During any period in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, forward currency contracts, swaps and exchange traded funds, for hedging and risk management, I.E., to establish or adjust exposure to the equities market. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/OPPENHEIMER GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o    MID-CAP  INVESTING  RISK.  The  stock  prices  of   mid-capitalization
          companies may tend to fluctuate more widely than those of larger, more established companies.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o INDUSTRY FOCUS RISK. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     o CYCLICAL OPPORTUNITIES RISK. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


-22.33%           40.56%

[insert chart]
2002              2003


In the period shown in the chart, the Fund's highest quarterly return was 20.48% (2nd quarter of 2003) and its lowest quarterly return was -18.48% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------------------- ------------------------ --------------------
                                                                             1 year              Life of Fund*
-------------------------------------------------------------------- ------------------------ --------------------

JNL/Oppenheimer Global Growth Fund (Class A)                                  40.56%                 0.45%
Morgan Stanley Capital International World Index                              33.11%                -2.54%

-------------------------------------------------------------------- ------------------------ --------------------

The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.

* The Fund began operations on May 1, 2001. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.85%                 0.85%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.05%                 0.85%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $107                       $87

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $334                      $271

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $579                      $471

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,283                    $1,049

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SECURITY SELECTION CRITERIA. In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential. The portfolio manager uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

     o Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide,

     o    Companies that stand to benefit from global growth trends,

     o Businesses with strong competitive positions and high demand for their products or services,

     o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (Oppenheimer), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-10008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

William L.Wilby, Senior Vice President of Oppenheimer, has been responsible for the day-to-day management of the Fund's portfolio since the inception of the Fund. He joined Oppenheimer in 1991. Mr. Wilby is a graduate of the United States Military Academy and holds an M.A. and Ph.D. in international economics from the University of Colorado. He has earned the right to use the Chartered Financial Analyst designation.

JNL/OPPENHEIMER GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Oppenheimer Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having, at the time of purchase a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o MID-CAP INVESTING RISK. The prices of stocks of mid-capitalization companies may fluctuate more widely than those of larger, more established companies.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


-25.29%           17.78%

[insert chart]
2002              2003


In the period shown in the chart, the Fund's highest quarterly return was 9.65% (2nd quarter of 2003) and its lowest quarterly return was -11.36% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------------------- ------------------------ --------------------
                                                                             1 year              Life of Fund*
-------------------------------------------------------------------- ------------------------ --------------------

JNL/Oppenheimer Growth Fund (Class A)                                         17.78%                -6.79%
S&P 500 Index                                                                 28.68%                -3.18%

-------------------------------------------------------------------- ------------------------ --------------------

The S&P 500 Index is a broad-based, unmanaged index.

* The Fund began operations on May 1, 2001. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.80%                 0.80%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.00%                 0.80%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $102                       $82

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $318                      $255

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $552                      $444

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,225                      $990

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SECURITY SELECTION CRITERIA. The Fund portfolio manager looks for high-growth companies. The portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Currently the portfolio manager looks for:

     o    Companies that are established and well-known in the marketplace

     o    Companies with above-average earnings growth

     o Companies in high-growth market sectors that are leaders within their sectors

     o Growth rates that the portfolio manager believes may be sustainable over time.

TEMPORARY DEFENSIVE POSITION. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment-grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund's shares or portfolio securities or to meet anticipated redemptions of Fund shares. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (Oppenheimer), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-10008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

Alan Gilston, Vice President of Oppenheimer, is primarily responsible for the day-to-day management of the Fund. He has over 22 years of investment experience as a portfolio manager and technology analyst. He joined Oppenheimer in 1997, prior to which he was a portfolio manager for Schroder Capital Management International. Mr. Gilston holds a BBA in Business Administration from the Bernard M. Baruch College and a MBA in Business Administration from St. John's University.

JNL/PIMCO TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on the sub-adviser's forecast for interest rates.

The Fund may invest up to 10% of its assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the sub-adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. The market price of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

          For bonds, market risk includes credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of a security will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise causing the value of bonds, including those held by the Fund, to fall. A broad-based market drop also may cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


-0.26%            11.75%            9.52%            8.85%             4.78%
[insert chart]
1999              2000              2001             2002              2003


In the period shown in the chart, the Fund's highest quarterly return was 6.14% (3rd quarter of 2001) and its lowest quarterly return was -1.57% (2nd quarter of 1999).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
 ----------------------------------------------------------- --------------------- ----------------- ----------------

                                                                    1 year              5 year        Life of Fund*

 ----------------------------------------------------------- --------------------- ----------------- ----------------

 JNL/PIMCO Total Return Bond Fund (Class A)                          4.78%              6.83%             6.84%
 Lehman Brothers Aggregate Bond Index                                4.10%              6.62%             6.73%

 ----------------------------------------------------------- --------------------- ----------------- ----------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.

* The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.60%                 0.60%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.80%                 0.60%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $82                       $61

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $255                      $192

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $444                      $335

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                               $990                      $750

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond Index.

The Fund may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Fund may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Fund may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.

WHEN-ISSUED SECURITIES. The Fund may invest in when-issued and delayed-delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, I.E., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are debt securities rated BB or lower by S&P or Ba or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM L.P."). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of ADAM LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest ADAM LP.

William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the Fund. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.


On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management") and PEA Capital LLC ("PEA"), two entities that are affiliated, through common ownership, with Pacific Investment Management Company LLC ("PIMCO"), which serves as sub-adviser to the JNL/PIMCO Total Return Bond Fund (the "Fund"), that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff's investigation of "market timing" and related trading activities in certain series of PIMCO Funds: Multi-Manager Series ("MMS Funds") , for which PEA serves as sub-adviser. On February 17, 2004, the Attorney General of New Jersey filed a complaint against Pacific Investment Management Company LLC ("PIMCO"), which serves as sub-adviser to the Fund and certain of PIMCO's affiliates. The complaint alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain series of the PIMCO Funds: Pacific Investment Management Series ("PIMS Funds"), for which PIMCO serves as investment adviser and the PIMCO Funds: Multi-Manager Series ("MMS Funds"). In addition, PIMCO and certain of its affiliates have been named as defendants in several putative class action lawsuits relating to alleged facts similar to those iterated in the New Jersey Attorney General's complaint. These class action lawsuits seek unspecified compensatory damages.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO and ADAM would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act of 1940, as amended, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Securities and Exchange Commission (the "Commission") settled an enforcement action against a broker-dealer not affiliated with PIMCO, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. Pursuant to that announcement, PIMCO and certain of its affiliates are under investigation by the Commission relating to directed brokerage and revenue sharing arrangements. PIMCO and certain of its affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements, including revenue sharing arrangements, of the MMS Funds and PIMS Funds. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, on behalf of certain shareholders of the PIMS Funds and MMS Funds, generally alleges that the respective investment adviser to the funds inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above.

Since February, 2004, PIMCO, PAD, PIMCO Advisors Fund Management, PEA and certain of their affiliates, the PIMCO Funds, PIMCO Variable Insurance Trust ("PVIT"), for which PIMCO serves as investment adviser, and the Trustees of PIMCO Funds and PVIT have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the PIMCO Funds during specified periods or as derivative actions on behalf of the PIMCO Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO and PAD believe that other similar lawsuits may be filed in federal or state courts naming as defendants ADAM, PIMCO, PAD, PIMCO Advisors Fund Management, PEA, and/or their affiliates, PVIT, PIMCO Funds, and the Trustees of PIMCO Funds.

PIMCO believes that other similar lawsuits may be filed in federal or state courts naming PIMCO and certain of its affiliates as defendants. These suits may be commenced as putative class actions or individual actions on behalf of investors who purchased, held or redeemed shares of certain MMS Funds and PIMS Funds during specified periods, or as derivative actions on behalf of these funds.

None of the allegations concerning PIMCO or its affiliates relate to the JNL/PIMCO Total Return Bond Fund. It is possible these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PIMCO believes that these matters will not have a material adverse effect on the Fund or on PIMCO's ability to perform its investment advisory services to the Fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

JNL/PPM AMERICA BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Balanced Fund is reasonable income, long-term capital growth and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and fixed-income securities of U.S. companies, but may also invest in securities convertible into common stocks, deferred debt obligations and zero coupon bonds. The Fund may invest in any type or class of security. The anticipated mix of the Fund's holdings is approximately 45-75% of its assets in equities and 25-55% in fixed-income securities.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities. However, the Fund may take a modest position in lower- or non-rated fixed-income securities, and if, in the sub-adviser's opinion, market conditions warrant, may increase its position in lower- or non-rated securities from time to time.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


10.81%   18.43%   10.06%   -0.11%   8.25%   10.57%   -1.93%            21.57%
[insert chart]
1996     1997     1998     1999     2000    2001     2002              2003

In the periods shown in the chart, the Fund's highest quarterly return was 12.67% (2nd quarter of 2003) and its lowest quarterly return was -11.16% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------- ------------------ -------------------- --------------------
                                                             1 year              5 year            Life of Fund*
------------------------------------------------------- ------------------ -------------------- --------------------

JNL/PPM America Balanced Fund (Class A)                       21.57%              7.34%              10.54%
S&P 500 Index                                                 28.68%             -0.57%              10.81%
Lehman Brothers Aggregate Bond Index                           4.10%              6.62%               7.17%

------------------------------------------------------- ------------------ -------------------- --------------------


Each of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. * The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc.
Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.60%                 0.60%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.01%                 0.01%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.81%                 0.61%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $83                       $62

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $259                      $195

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $450                      $340

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,002                      $762

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/PPM America Balanced Fund invests primarily in common stocks and fixed-income securities.

DERIVATIVES. The Fund may use derivative instruments, such as options and financial futures contracts, for hedging purposes. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in cash equivalents, such as U.S. government securities and high-grade commercial paper. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PPM America Balanced Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM has supervised and managed the investment portfolio of the Fund since May 1, 1997.

JNL/PPM AMERICA HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE. The primary investment objective of the JNL/PPM America High Yield Bond Fund is to provide a high level of current income; its secondary investment objective is capital appreciation by investing in fixed-income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing in a diversified portfolio of long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities of U.S. and foreign issuers, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. The Fund will invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in "junk bonds," which are bonds rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by the sub-adviser to be of comparable quality. However, the Fund will not invest more than 10% of its total assets in bonds rated C by Moody's or D by S&P (or unrated but considered by the sub-adviser to be of comparable quality. In pursuing its secondary investment objective of capital appreciation, the Fund may purchase high-yield bonds that the sub-adviser expects will increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Fund may invest for this purpose up to 20% of its assets in equity securities, such as common stocks or securities convertible into or exchangeable for common stock.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in the securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

          To the extent the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Treating high current income as its primary investment objective means that the Fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


12.90%            15.05%            3.84%            1.09%    -5.62%   5.67%    2.05%            18.67%
[insert chart]
1996              1997              1998             1999     2000     2001     2002             2003

In the periods shown in the chart, the Fund's highest quarterly return was 6.12%
(2nd quarter of 2003) and its lowest quarterly return was -4.58% (4th quarter of 2000).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
--------------------------------------------------------- ------------------ --------------- ----------------------
                                                               1 year            5 year          Life of Fund*
--------------------------------------------------------- ------------------ --------------- ----------------------

JNL/PPM America High Yield Bond Fund (Class A)                  18.67%            4.07%              6.69%
Lehman Brothers High Yield Index                                28.97%            5.21%              7.01%

--------------------------------------------------------- ------------------ --------------- ----------------------

The Lehman Brothers High Yield Index is a broad-based, unmanaged index.

* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.61%                 0.61%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.81%                 0.61%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $83                       $62

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $259                      $195

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $450                      $340

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,002                      $762

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund invests the majority of its assets under normal market conditions in U.S. corporate bonds of below investment-grade quality and with maturities exceeding three years.

CURRENCIES AND DERIVATIVES. In addition to investing in securities of foreign issuers, the Fund may also hold a portion of its assets in foreign currencies and enter into forward currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. Investment in derivative instruments involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund. If the sub-adviser uses derivatives in an attempt to `hedge" the overall risk of the portfolio, that strategy may not be successful due, for example, to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

OTHER INVESTMENTS. The Fund may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. The actual payment for and delivery of when-issued securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of such securities can result in a loss if their value declines prior to the settlement date. This can occur, for example, if interest rates increase prior to settlement.

ZERO-COUPON BONDS. The Fund may invest without limit in zero coupon bonds. The prices of zero-coupon bonds tend to fluctuate more widely in response to changes in interest rates than the prices of bonds that pay current interest.

TEMPORARY DEFENSIVE POSITION. The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/PPM AMERICA MONEY MARKET FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in the following types of high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.

     o Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities;

     o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. banks and savings banks that are members of the Federal Deposit Insurance Corporation, including their foreign branches and foreign subsidiaries, and issued by domestic and foreign branches of foreign banks;

     o Corporate obligations, including commercial paper, of domestic and foreign issuers;

     o Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

     o Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The sub-adviser manages the Fund to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Fund may invest more than 25% of its assets in the U.S. banking industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o RISK OF INVESTMENT IN BANKING INDUSTRY. Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


4.87%             5.01%             4.99%            4.67%             5.83%    3.45%   1.07%    0.46%
[insert chart]
1996              1997              1998             1999              2000     2001    2002     2003

In the periods shown in the chart, the Fund's highest quarterly return was 1.50%
(4th quarter of 2000) and its lowest quarterly return was 0.09% (3rd and 4th quarter of 2003).]


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B and C shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
 -------------------------------------------------------- ---------------- ------------------ -----------------------
                                                              1 year            5 year            Life of Fund*
 -------------------------------------------------------- ---------------- ------------------ -----------------------

 JNL/PPM America Money Market Fund (Class A)                    0.46%             3.07%              3.88%
 Merrill Lynch Treasury Bill Index (3 month)                    1.07%             4.39%              3.66%

 -------------------------------------------------------- ---------------- ------------------ -----------------------


The 7-day yield of the Fund on December 31, 2003, was 0.43%. The Merrill Lynch
Treasury Bill Index is a broad-based unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004. Class C shares are currently not available.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------- ---------------- ------------------ ------------------
                                                                   CLASS A           CLASS B            CLASS C
-------------------------------------------------------------- ---------------- ------------------ ------------------
-------------------------------------------------------------- ---------------- ------------------ ------------------

Management/Administrative Fee*                                       0.40%            0.40%               0.30%+

-------------------------------------------------------------- ---------------- ------------------ ------------------
-------------------------------------------------------------- ---------------- ------------------ ------------------

Estimated Distribution (12b-1) Expense                               0.00%            0.00%               0.00%

-------------------------------------------------------------- ---------------- ------------------ ------------------
-------------------------------------------------------------- ---------------- ------------------ ------------------

12b-1 Service Fee*                                                   0.20%            0.00%               0.00%

-------------------------------------------------------------- ---------------- ------------------ ------------------
-------------------------------------------------------------- ---------------- ------------------ ------------------

Other Expenses                                                       0.00%            0.00%               0.00%

-------------------------------------------------------------- ---------------- ------------------ ------------------
-------------------------------------------------------------- ---------------- ------------------ ------------------

Total Fund Annual Operating Expenses                                 0.60%            0.40%               0.30%

-------------------------------------------------------------- ---------------- ------------------ ------------------

+ An administrative fee will not be charged.


* This fee reflects a reduction in the advisory fee that took place on December 15, 2003. Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------- --------------------- ---------------------- ---------------------
EXPENSE EXAMPLE                                          CLASS A                CLASS B               CLASS C
-------------------------------------------------- --------------------- ---------------------- ---------------------
-------------------------------------------------- --------------------- ---------------------- ---------------------

1 Year                                                     $61                    $41                   $31

-------------------------------------------------- --------------------- ---------------------- ---------------------
-------------------------------------------------- --------------------- ---------------------- ---------------------

3 Years                                                   $192                   $128                   $97

-------------------------------------------------- --------------------- ---------------------- ---------------------
-------------------------------------------------- --------------------- ---------------------- ---------------------

5 Years                                                   $335                   $224                  $169

-------------------------------------------------- --------------------- ---------------------- ---------------------
-------------------------------------------------- --------------------- ---------------------- ---------------------

10 Years                                                  $750                   $505                  $381

-------------------------------------------------- --------------------- ---------------------- ---------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PPM America Money Market Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/PPM AMERICA VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Value Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. The Fund primarily seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


                  34.80%
[insert chart]

                  2003


In the periods shown in the chart, the Fund's highest quarterly return was 19.83% (2nd quarter of 2003) and its lowest quarterly return was 5.29% (1st quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
  -------------------------------------------------------------------- -------------------- ---------------------
                                                                             1 year            Life of Fund*
  -------------------------------------------------------------------- -------------------- ---------------------

  JNL/PPM America Value Fund (Class A)                                         34.80%               36.58%
  Russell 1000 Value Index                                                     29.89%               28.81%
  S&P 400 Barra Value Index                                                    31.79%               37.68%

  -------------------------------------------------------------------- -------------------- ---------------------


The Russell 1000 Value Index is a broad-based, unmanaged index. The S&P 400
Barra Value Index is a broad-based, unmanaged index.
* The Fund began operations on September 30, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.65%                 0.65%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.03%                 0.03%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.88%                 0.68%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $90                       $69

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $281                      $218

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $488                      $379

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,084                      $847

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

TEMPORARY DEFENSIVE POSITION. The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PPM America Value Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Fund as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/PUTNAM EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Equity Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation. The Fund may invest a portion of its assets in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


26.81%   21.88%   34.93%   29.41%   -17.85% -25.01%  -24.10%           27.23%
[insert chart]
1996     1997     1998     1999     2000    2001     2002              2003


In the periods shown in the chart, the Fund's highest quarterly return was 24.99% (4th quarter of 1998) and its lowest quarterly return was -20.21% (1st quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
---------------------------------------------------------- ------------------ ------------------ -----------------
                                                                1 year             5 year         Life of Fund*
---------------------------------------------------------- ------------------ ------------------ -----------------

JNL/Putnam Equity Fund (Class A)                                27.23%             -5.09%             8.63%
S&P 500 Index                                                   28.68%             -0.57%            10.81%

---------------------------------------------------------- ------------------ ------------------ -----------------

The S&P 500 Index is a broad-based, unmanaged index.

* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.77%                 0.77%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.07%                 0.07%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.04%                 0.84%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $106                       $86

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $331                      $268

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $574                      $466

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,271                    $1,037

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long-term.

DERIVATIVES. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis both of risk and protection of capital values, the Fund may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the U.S. Core Equity Team at Putnam. The team is headed by James C. Weiss, Senior Vice President and Senior Portfolio Manager on the U.S. Core Equity team. He joined Putnam in 2000, is a CFA charterholder and has 20 years of investment management experience. Prior to that Mr. Weiss was a Portfolio Manager with JP Morgan Company.

Putnam Management has provide the following information concerning regulatory investigations and proceedings and civil litigation involving it. On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals in Putnam mutual funds. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the JNL/Putnam Equity Fund.

JNL/PUTNAM INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam International Equity Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation. The Fund normally has at least three countries represented in its portfolio, including both developed and emerging markets.

The Fund seeks consistent, above-average relative returns and below-average relative risk through a balance of country and sector diversification and the selection of believed underpriced companies. The sub-adviser's process relies on both top-down macroeconomic and market analysis and bottom-up fundamental company research.

The sub-adviser selects stocks through a bottom up process, using its valuation approach to identify significantly mispriced companies. Its expertise is in identifying stocks selling for less than their real or relative worth regardless of the type of company (i.e., growth, cyclical, or mature) or the current market environment. The sub-adviser begins by screening its international stock database of over 5,500 non-U.S. companies to identify those companies which are potentially mispriced and merit further analysis. Stocks passing this initial valuation screen are then subjected to a rigorous process. The decision to purchase a stock is based on the combined judgment of the sub-adviser's International Core Equity portfolio management team, and their decision must be unanimous. A representative of the sub-adviser typically visits all companies before a purchase decision is finalized.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2000, Putnam Investment Management, Inc. replaced Rowe-Price Fleming International, Inc. as the sub-adviser for the Fund. Performance shown for the period prior to May 1, 2000 reflects the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


13.91%            2.65%             14.43%           32.11%            -13.99%  -20.29% -20.58%           28.53%
[insert chart]
1996              1997              1998             1999              2000     2001    2002              2003


In the periods shown in the chart, the Fund's highest quarterly return was 23.24% (4th quarter of 1999) and its lowest quarterly return was -22.59% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
 ----------------------------------------------------------------- ---------------- -------------- ------------------
                                                                       1 year          5 year        Life of Fund*
 ----------------------------------------------------------------- ---------------- -------------- ------------------

 JNL/Putnam International Equity Fund (Class A)                         28.53%          -1.55%            3.32%
 Morgan Stanley Europe and Australasia, Far East Equity Index
                                                                        38.59%          -0.31%            3.15%

 ----------------------------------------------------------------- ---------------- -------------- ------------------


The Morgan Stanley Europe and Australasia, Far East Equity Index is a broad-based, unmanaged index. * The Fund began operations on May 15, 1995. Prior to May 1, 2000, the Fund was managed by Rowe-Price Fleming International, Inc.
Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.93%                 0.93%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.03%                 0.03%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.16%                 0.96%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $118                       $98

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $368                      $306

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $638                      $531

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,409                    $1,178

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due. A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis of both risk and protection of capital values, the Fund may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam International Equity Fund is Putnam Investment Management, LLC (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the International Core Equity team at Putnam. The team is managed by Joshua Byrne, Managing Director and Senior Portfolio Manager, and Simon Davis, Senior Vice President and Senior Portfolio Manager. Mr. Byrne has been employed by Putnam since 1992 and has over 14 years of investment experience. Mr. Davis joined Putnam in 2000 and has over 15 years of investment experience.

Putnam Management has provided the following information concerning regulatory investigations and proceedings and civil litigation involving it. On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals in Putnam mutual funds. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the JNL/Putnam International Equity Fund.

JNL/PUTNAM MIDCAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Midcap Growth Fund is capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in common stocks of U.S. mid-capitalization companies (market capitalization of $1 billion to $11 billion), with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth. There is a risk that the market as a whole may not favor the type of investments which the Fund makes.

     o MID-CAPITALIZATION INVESTING RISK. The prices of equity securities of mid-capitalization companies may fluctuate more than equity securities of larger, more-established companies..

     o DERIVATIVES. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


-26.97%           -29.32%           33.46%
[insert chart]
2001              2002              2003


In the periods shown in the chart, the Fund's highest quarterly return was 24.87% (4th quarter of 2001) and its lowest quarterly return was -32.20% (3rd quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------------- -------------------------- --------------------
                                                                             1 year               Life of Fund*
------------------------------------------------------------------- -------------------------- --------------------

JNL/Putnam Midcap Growth Fund (Class A)                                       33.46%                 -9.90%
Russell MidCap(R)Growth Index                                                  37.88%                -11.07%

------------------------------------------------------------------- -------------------------- --------------------

The Russell MidCap(R) Growth Index is a broad-based, unmanaged index.

* The Fund began operations on May 1, 2000. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.85%                 0.85%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.06%                 0.06%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.11%                 0.91%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $113                       $93

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $353                      $290

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $612                      $504

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,352                    $1,120

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. FOREIGN SECURITIES. The Fund may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

PORTFOLIO TURNOVER. The Fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

In addition to the main investment strategies described above, the Fund may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the SAI.

TEMPORARY DEFENSIVE POSITION. At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Midcap Growth Fund is Putnam Investment Management, LLC (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the Mid Cap Growth team at Putnam. The team is managed by Paul Marrkand, Senior Vice President and Senior Portfolio Manager, and Kevin Divney, Senior Vice President and Senior Portfolio Manager. Mr. Marrkand joined Putnam in 1987 and has over 18 years of investment experience. Mr. Divney joined Putnam in 1997 and has 15 years of investment experience.

Putnam Management has provided the following information concerning regulatory investigations and proceedings and civil litigation involving it. On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals in Putnam mutual funds. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the JNL/Putnam Midcap Growth Fund.

JNL/PUTNAM VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Value Equity Fund is capital growth, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Fund considers a large-capitalization company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $4 billion or greater.

The sub-adviser typically selects companies whose stocks have above-average valuations described by dividend yield, price/sale, price/earnings or price/book dividend yields and market prices that it believes are undervalued relative to the normal earning power of the company. Under this approach, the sub-adviser seeks to identify investments where current investor enthusiasm is low, as reflected in their valuations. The sub-adviser typically reduces the Fund's exposure to a company when its stock price approaches, in the sub-adviser's judgment, fair valuation.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in the equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

     o DERIVATIVES. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


24.33%            21.82%            12.48%  -1.04%   6.96%    -6.32%   -19.87%          24.55%
[insert chart]
1996              1997              1998    1999     2000     2001     2002             2003

In the periods shown in the chart, the Fund's highest quarterly return was 17.37% (2nd quarter of 2003) and its lowest quarterly return was -17.36% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
----------------------------------------------- -------------------------- -------------------- --------------------
                                                         1 year                  5 year            Life of Fund*
----------------------------------------------- -------------------------- -------------------- --------------------

JNL/Putnam Value Equity Fund (Class A)                    24.55%                 -0.21%                8.77%
S&P 500 Index                                             28.68%                 -0.57%               10.81%

----------------------------------------------- -------------------------- -------------------- --------------------

The S&P 500 Index is a broad-based, unmanaged index.

* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by PPM America, Inc. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.74%                 0.74%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.05%                 0.05%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.99%                 0.79%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $101                       $81

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $315                      $252

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $547                      $439

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,213                      $978

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

FOREIGN SECURITIES. The Fund may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Value Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the Large Cap Value team at Putnam. The team is headed by Deborah F. Kuenstner, CFA, Managing Director and Chief Investment Officer of the group. In this role, she heads the team managing large-cap value equity portfolios for retail and institutional clients. Ms. Kuenstner joined Putnam in 1997 as Senior Vice President and Senior Portfolio Manager in the International Core and Value Equity Group. In 1998, she was promoted to Chief Investment Officer of the International Value Equities team. A Chartered Financial Analyst, Ms. Kuenstner has 20 years of investment experience. Before joining Putnam, Ms. Kuenstner was a Senior Portfolio Manager of International Equities from 1989 through 1997 at DuPont Pension Fund Investment. The team also includes Coleman
N. Lannum III, a Senior Vice President and Portfolio Manager in the Large Cap Value teams. He joined Putnam in 1997. Mr. Lannum is a CFA charterholder with 16 years of investment experience.

Putnam Management has provided the following information concerning regulatory investigations and proceedings and civil litigation involving it. On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals in Putnam mutual funds. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the JNL/Putnam Value Equity Fund.

JNL/SALOMON BROTHERS BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Salomon Brothers Balanced Fund is to obtain above-average income. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in a diversified portfolio of a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. The Fund may vary the percentage of assets invested in any one type of security in accord with the sub-adviser's view of existing and anticipated economic and market conditions, fiscal and monetary policy and underlying security values.

Under normal market conditions, at least 40% of the Fund's assets will consist of equity securities. Equity holdings may include common and preferred stock, securities convertible into common or preferred stock, rights and warrants, equity interests in trusts, partnerships, joint ventures or similar enterprises, and Depositary Receipts.

The sub-adviser may invest at least 25% (normally expected to be between 35% and 65%) in the full range of maturities of fixed-income securities, which may include corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, deferred interest bonds and payment-in-kind securities. Generally, most of the Fund's long-term debt investments consist of investment grade securities, although the Fund may invest in non-investment grade securities commonly known as "junk bonds." The Fund may also invest in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


0.09%             8.20%             -0.52%   -7.28%            17.05%

[insert chart]
1999              2000              2001      2002              2003


In the period shown in the chart, the Fund's highest quarterly return was 10.81% (2nd quarter of 2003) and its lowest quarterly return was -6.69% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

---------------------------------------------------------------- ----------------- --------------- ------------------

                                                                        1 year        5 year          Life of Fund*

---------------------------------------------------------------- ----------------- --------------- ------------------

JNL/Salomon Brothers Balanced Fund (Class A)                           17.05%           3.17%             3.73%


Lehman Brothers Aggregate Bond Index                                    4.10%           6.62%             6.73%
S&P 500 Index                                                          28.68%          -0.57%             2.47%

---------------------------------------------------------------- ----------------- --------------- ------------------


Each of the Lehman Brothers Aggregate Bond Index and the S&P 500 Index is a broad-based, unmanaged index.

* The Fund began operations on March 2, 1998. Information for Class B shares is not show, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.70%                 0.70%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.90%                 0.70%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $92                       $72

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $287                      $224

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $498                      $390

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,108                      $871

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/Salomon Brothers Balanced Fund allocates its assets primarily among common stocks, investment-grade bonds, convertible securities, high-yield/high-risk securities and cash.

TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the market, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts and options, for hedging or maturity or duration purposes, or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers Balanced Fund is Salomon Brothers Asset Management Inc (SaBAM). SaBAM was established in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SaBAM provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world and serves as sub-adviser to various investment companies. SaBAM is an indirect wholly owned subsidiary of Citigroup Inc. SaBAM's principal address is 399 Park Avenue, New York, NY 10022.

George Williamson, Director and Senior Portfolio Manager of SaBAM, is primarily responsible for the day-to-day management of the Fund. Mr. Williamson has had primary responsibility for the day-to-day management of the Fund since September 1998.

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND


INVESTMENT OBJECTIVE. The investment objective of the JNL/Salomon Brothers High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers High Yield Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as "junk bonds" and related investments. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum. In light of the risks associated with such securities, the sub-adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The sub-adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the sub-adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund's ability to achieve its investment objectives may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.


In pursuing the Fund's secondary objective of capital appreciation, the sub-adviser looks for those companies that the sub-adviser believes have the highest potential for improving credit fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

          To the extent the Fund invests in the equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKET RISK. Many emerging market countries in which the Fund invests have markets that are less liquid and more volatile then markets in the U.S. and other developed countries. There is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


-1.76%            -4.67%            5.33%            5.76%      25.79%

[insert chart]
1999              2000              2001             2002       2003


In the period shown in the chart, the Fund's highest quarterly return was 8.83% (2nd quarter of 2003) and its lowest quarterly return was -3.60% (3rd quarter of 2001).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------
                                                                   1 year            5  years           Life of Fund*
------------------------------------------------------------------------------------------------------------------------

JNL/Salomon Brothers High Yield Bond Fund (Class A)                 25.79%            5.58%               5.00%
Salomon Brothers High Yield Index                                   30.62%            5.41%               4.73%

------------------------------------------------------------------------------------------------------------------------

The Salomon Brothers High Yield Index is a broad-based, unmanaged index.

* The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.70%                 0.70%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.90%                 0.70%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $92                       $72

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $287                      $224

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $498                      $390

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,108                      $871

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. FOREIGN SECURITIES. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

ZERO-COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations. In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

LOANS. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments. The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

EQUITY SECURITIES. The Fund may also invest up to 10% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

PORTFOLIO MATURITY. The sub-adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest. The sub-adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 5 to 10 years. However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, and invest in indexed securities for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the markets for high-yield fixed-income securities that make the Fund's investment strategy inconsistent with the best interests of the Fund's shareholders, the Fund may invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Fund's portfolio. During any period in which the Fund employs a temporary defensive strategy, it will not be pursuing and will not achieve its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers High Yield Bond Fund is Salomon Brothers Asset Management Inc (SaBAM). SaBAM was established in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SaBAM provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world and serves as sub-adviser to various investment companies. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM's principal address is 399 Park Avenue, New York, New York 10022.

Peter J. Wilby is primarily responsible for the day-to-day management of the Fund. Mr. Wilby has had primary responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Wilby, who joined SaBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SaBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities.

JNL/SALOMON BROTHERS STRATEGIC BOND FUND (formerly JNL/Salomon Brothers Global Bond Fund)

INVESTMENT OBJECTIVE. The primary investment objective of the JNL/Salomon Brothers Strategic Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers Strategic Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund's assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities, emerging market debt securities and investment-grade foreign debt securities. These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The sub-adviser may invest in medium or lower-rated securities. The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.

In determining the assets to invest in each type of security, the sub-adviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. The sub-adviser continuously reviews the allocation of assets for the Fund and makes such adjustments as it deems appropriate. The sub-adviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. The sub-adviser anticipates that, under current market conditions, the Fund's portfolio securities will have a weighted average life of 4 1/2 to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

14.39%   10.66%   2.46%    1.87%    7.28%   6.71%    8.38%    13.53%
[insert chart]
1996     1997     1998     1999     2000    2001     2002     2003

In the periods shown in the chart, the Fund's highest quarterly return was 5.88% (2nd quarter of 2003) and its lowest quarterly return was -2.72% (3rd quarter of 1998).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

--------------------------------------------------------------- ----------------- ------------- -------------------

                                                                     1 year          5 year       Life of Fund*

--------------------------------------------------------------- ----------------- ------------- -------------------

JNL/Salomon Brothers Strategic Bond Fund (Class A)              13.53%            7.48%         8.32%
Salomon Brothers Broad Investment Grade Bond Index              4.20%             6.61%         7.43%

--------------------------------------------------------------- ----------------- ------------- -------------------


The Salomon Brothers Broad Investment Grade Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they were not offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------

                                                                                  CLASS A              CLASS B

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                             0.75%                  0.75%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                   0.00%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                         0.20%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                             0.00%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                       0.95%                  0.75%

-------------------------------------------------------------------------- ---------------------- -------------------


*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------ ------------------------- -------------------------

EXPENSE EXAMPLE                                                      CLASS A                   CLASS B

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $97                       $77

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $303                      $240

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $525                      $417

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,166                      $930

------------------------------------------------------------ ------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, and invest in indexed securities for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers Strategic Bond Fund is Salomon Brothers Asset Management Inc (SaBAM). SaBAM was established in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SaBAM provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world and serves as sub-adviser to various investment companies. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM's principal address is 399 Park Avenue, New York, New York 10022.

In connection with SaBAM's service as sub-adviser to the Fund, Citigroup Asset Management Limited ("CAM Ltd"), whose business address is Citigroup Centre, Canada Square, London E14 5LB, England, provides certain sub-advisory services to SaBAM relating to currency transactions and investments in non-dollar-denominated debt securities for the benefit of the Fund. CAM Ltd. is compensated by SaBAM at no additional expense to the Trust. CAM Ltd is an affiliate of SaBAM.

Peter J. Wilby is primarily responsible for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund. Mr. Wilby has had primary responsibility for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund since the inception of the Fund. Beth Semmel assists Mr. Wilby in the day-to-day management of the Fund. Mr. Wilby, who joined SaBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SaBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities. Ms. Semmel is a Managing Director of SaBAM. Ms. Semmel joined SaBAM in May of 1993, where she manages high-yield portfolios. Ms. Semmel has assisted in the day-to-day management of the Fund since inception of the Fund.

David J. Scott, a Managing Director and Senior Portfolio Manager of SaBAM, is primarily responsible for currency transactions and investments in non-dollar-denominated debt securities for the Fund. Mr. Scott joined SaBAM in 1994.

Roger Lavan is primarily responsible for the mortgage-backed securities and U.S. government securities portions of the Fund. Mr. Lavan joined SaBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Salomon Brothers U.S. Government & Quality Bond Fund is to obtain a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers U.S. Government & Quality Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

          (i)  U.S. treasury obligations;

          (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;

          (iii)mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

          (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

          (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;


          (vi) repurchase agreements collateralized by any of the foregoing; and

          (vii)other investments (such as derivatives contracts) related to those listed above.


Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security. Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.

The sub-adviser seeks to add value by actively managing the portfolio's interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Fund, the sub-adviser determines a security's average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o    MORTGAGE-BACKED   SECURITIES  RISK.   Investments  in  mortgage-backed
          securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


2.58%             9.16%             9.40%            -2.50%   11.50%   6.92%    11.47%           1.18%
[insert chart]
1996              1997              1998             1999     2000     2001     2002             2003

In the periods shown in the chart, the Fund's highest quarterly return was 6.54%
(3rd quarter of 2002) and its lowest quarterly return was -2.36% (3rd quarter of 2003).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------- ----------------- --------------- ------------------
                                                                   1 year           5 year        Life of Fund*
------------------------------------------------------------- ----------------- --------------- ------------------
JNL/Salomon Brothers U.S. Government & Quality Bond Fund

(Class A)                                                            1.18%          5.56%            6.46%
Salomon Brothers Treasury Index                                      2.27%          6.16%            7.16%

------------------------------------------------------------- ----------------- --------------- ------------------

The Salomon Brothers Treasury Index is a broad-based, unmanaged index.

* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.58%                 0.58%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.78%                 0.58%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $80                       $59

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $249                      $186

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $433                      $324

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                               $966                      $726

------------------------------------------------------------ ------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. DERIVATIVES. The Fund may use derivative instruments, such as futures contracts and options. The Fund generally limits its use to manage or "hedge" the overall risk of the portfolio. However, the Fund may use derivatives as a substitute for buying or selling securities or to enhance the Fund's return as non-hedging strategy that may be considered speculative. Investing in derivative instruments, such as options and futures contracts, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers U.S. Government & Quality Bond Fund is Salomon Brothers Asset Management Inc (SaBAM). SaBAM was established in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SaBAM provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world and serves as sub-adviser to various investment companies. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM's principal address is 399 Park Avenue, New York, NY 10022.

Roger Lavan is primarily responsible for the day-to-day management of the Fund. Mr. Lavan joined SaBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.

JNL/SELECT LARGE CAP GROWTH FUND (formerly JNL/Janus Aggressive Growth Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Large Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large U.S. companies selected for their growth potential. In selecting equity securities, the sub-adviser looks for companies with the ability to sustain growth at a faster pace than the market. The JNL/Select Large Cap Growth Fund may invest in companies of any size, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The Fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities. Foreign securities include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and
(3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with US markets. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. The key characteristics of growth companies favored by the Fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets, and a strong management team. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. To provide flexibility to take advantage of investment opportunities or to meet redemption requests or for temporary defensive purposes, the Fund may hold a portion of its asset in money market investments including repurchase agreements. Doing so may reduce the potential for appreciation in the Fund's portfolio.

The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o INVESTMENT STYLE RISK. The fund is subject to the risk that returns from large cap growth stocks will trail returns from the overall stock market. The fund uses a "growth" investing style. Some other funds use a "value" investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other. These periods, in the past, sometimes have lasted for several years.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2004, Wellington Management Company LLP ("Wellington Management") replaced Janus Capital Management LLC (Janus) as the sub-adviser to this Fund. Returns shown reflect the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

18.95%   12.67%   57.66%   94.43%   -20.97% -30.18%  -29.76%           35.46%
[insert chart]
1996     1997     1998     1999     2000    2001     2002     2003

In the periods shown in the chart, the Fund's highest quarterly return was 41.64% (4th quarter of 1999) and its lowest quarterly return was -24.01% (1st quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

---------------------------------------------------------- ------------------ ------------------ -------------------

                                                                1 year             5 year          Life of Fund*

---------------------------------------------------------- ------------------ ------------------ -------------------

JNL/Select Large Cap Growth Fund (Class A)                 35.46%             0.41%              12.07%
S&P 500 Index                                              28.68%             -0.57%             10.81%

---------------------------------------------------------- ------------------ ------------------ -------------------


The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE



---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------

                                                                                  CLASS A              CLASS B

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                             0.78%                  0.78%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                   0.04%                  0.04%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                         0.20%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                             0.00%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                       1.02%                  0.82%

-------------------------------------------------------------------------- ---------------------- -------------------


* This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------ ------------------------- -------------------------

EXPENSE EXAMPLE                                                      CLASS A                   CLASS B

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $104                       $84

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $325                      $262

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $563                      $455

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,248                    $1,014

------------------------------------------------------------ ------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Large Cap Growth Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.

John A. Boselli, Vice President of Wellington Management is responsible for the day-to-day management of the Fund. John joined Wellington Management in 2002. Prior to joining Wellington Management, John was with Putnam Investments Inc., for six years (1996 - 2002) as a Managing Director in the Global Equity Research Group. He holds the Chartered Financial Analyst designation.

Andrew S. Offit, Senior Vice President and Partner of Wellington Management Company, LLP, is responsible for the day-to-day management of the Fund. Andy joined Wellington Management in 1997.

JNL/SELECT GLOBAL GROWTH FUND (formerly JNL/Janus Global Equities Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Global Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. These companies are, in the opinion of the sub-adviser, leaders in their respective industries as indicated by an established market presence and strong global, regional, or country competitive positions. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. To provide flexibility to take advantage of investment opportunities or to meet redemption requests or for temporary defensive purposes, the Fund may hold a portion of its assets in money market investments including repurchase agreements. Doing so may reduce the potential for appreciation in the Fund's portfolio.

The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities, and debt securities, such as corporate bonds. The Fund can invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Fund normally invests in securities of issuers from at least five different countries, including the United States, although it may invest in fewer than five countries. The Fund may invest without limit in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2004, Wellington Management replaced Janus Capital Management LLC (Janus Capital) as the sub-adviser to this Fund. Returns shown reflect the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

31.36%   19.12%   26.87%   64.58%   -18.28% -23.50%  -27.12%           23.97%
[insert chart]
1996     1997     1998     1999     2000    2001     2002              2003

In the periods shown in the chart, the Fund's highest quarterly return was 43.03% (4th quarter of 1999) and its lowest quarterly return was -20.53% (3rd quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

      ---------------------------------------------------------- -------------------- ---------------- ----------------

                                                                       1 year             5 year        Life of Fund*

      ---------------------------------------------------------- -------------------- ---------------- ----------------

      JNL/Select Global Growth Fund (Class A)                    23.97%               -1.45%           10.59%
      Morgan Stanley Capital International World Index           33.11%               -0.97%           6.05%

      ---------------------------------------------------------- -------------------- ---------------- ----------------


The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------

                                                                                  CLASS A              CLASS B

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                             0.89%                  0.89%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                   0.05%                  0.05%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                         0.20%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                             0.00%                  0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                       1.14%                  0.94%

-------------------------------------------------------------------------- ---------------------- -------------------


* This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------ ------------------------- -------------------------

EXPENSE EXAMPLE                                                      CLASS A                   CLASS B

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $116                       $96

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $362                      $300

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $628                      $520

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,386                    $1,155

------------------------------------------------------------ ------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Global Growth Fund is Wellington Management Company, llp ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.

John A. Boselli, Vice President of Wellington Management is responsible for the day-to-day management of the Fund. John joined Wellington Management in 2002. Prior to joining Wellington Management, John was with Putnam Investments Inc., for six years (1996 - 2002) as a Managing Director in the Global Equity Research Group. He holds the Chartered Financial Analyst designation.

Andrew S. Offit, Senior Vice President and Partner of Wellington Management Company, LLP, is responsible for the day-to-day management of the Fund. Andy joined Wellington Management in 1997.

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in common stocks. The Fund concentrates its investments in growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The sub-adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The sub-adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, hybrids, forward currency contracts, indexed securities and asset-backed securities, involves special risks. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


22.59%            29.47%            27.78%           21.77%   -0.34%   -10.23%  -23.33%          30.54%
[insert chart]
1996              1997              1998             1999     2000     2001     2002             2003


In the periods shown in the chart, the Fund's highest quarterly return was 23.36% (4th quarter of 1998) and its lowest quarterly return was -15.30% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------------ ------------- --------------- ------------------
                                                                      1 year         5 year        Life of Fund*
------------------------------------------------------------------ ------------- --------------- ------------------

JNL/T. Rowe Price Established Growth Fund (Class A)                       30.54%      1.74%            12.12%
S&P 500 Index                                                             28.68%     -0.57%            10.81%

------------------------------------------------------------------ ------------- --------------- ------------------

The S&P 500 Index is a broad-based, unmanaged index.

* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.72%                 0.72%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.03%                 0.03%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               0.95%                 0.75%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                  $97                       $77

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $303                      $240

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $525                      $417

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,166                      $930

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies. However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Robert W. Smith, as Committee Chairman, is responsible for the day-to-day management of the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Smith is a Vice President and Equity Portfolio Manager for T. Rowe. Mr. Smith joined T. Rowe in 1992 and has been managing investments since 1987. Mr. Smith has had responsibility for the day-to-day management of the Fund since February 21, 1997.

JNL/T. ROWE PRICE MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company. The sub-adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P MidCap 400 Index or the Russell Midcap(R) Growth Index - as of December 31, 2003, generally between $336.2 million and $17 billion. The market cap at companies in the Fund's portfolio and the S&P MidCap 400 and the Russell Midcap(R) Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range. In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio's core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.

Stock selection is based on a combination of fundamental bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, a portion of the portfolio will be invested using T. Rowe Price's fundamental research. The Portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

As subadviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

     >> A demonstrated ability to consistently increase revenues, earnings and cash flow;

     >>   Capable management;

     >> Attractive business niches and operate in industries experiencing increasing demand;

     >>   A sustainable competitive advantage;

     >>   Proven products or services; or

     >>   Stock prices that appear to undervalue their growth prospects.


In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o MID-CAP INVESTING RISK. Stocks of mid-capitalization companies entail greater risk and are usually more volatile than shares of larger companies.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


23.47%            18.21%            21.49%           24.01%            7.16%    1.49%   -21.93%  38.60%
[insert chart]
1996              1997              1998             1999              2000     2001    2002     2003


In the periods shown in the chart, the Fund's highest quarterly return was 27.05% (4th quarter of 1998) and its lowest quarterly return was -19.54% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------------- ----------------- --------------- ------------------
                                                                    1 year           5 year        Life of Fund*
-------------------------------------------------------------- ----------------- --------------- ------------------

JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)                     38.60%           7.20%           14.60%
S&P MidCap 400 Index                                                35.62%           9.20%           14.94%

-------------------------------------------------------------- ----------------- --------------- ------------------

The S&P MidCap 400 Index is a broad-based, unmanaged index.

* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.83%                 0.83%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.01%                 0.01%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.04%                 0.84%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $106                       $86

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $331                      $268

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $574                      $466

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,271                    $1,037

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may also invest in securities other than U.S. common stocks, including foreign securities, futures and options, convertible securities, and warrants, in keeping with Fund objectives.

The Fund may invest up to 25% of its assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

DERIVATIVES. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks. The Fund may use derivative instruments for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Fund uses futures and options, it is exposed to additional volatility and potential losses. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.


The Fund has an Investment Advisory Committee co-chaired by Brian W.H. Berghuis and Donald J. Peters. Mr. Berghuis shares day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Berghuis, a Vice President of T. Rowe, has been managing investments since joining T. Rowe in 1985 and has had portfolio manager responsibility for the Fund since the inception of the Fund. Mr. Berghuis has been the portfolio manager of the T. Rowe Price Mid-Cap Growth Fund since 1992. Donald J. Peters is co-chairman of the Fund's Investment Advisory Committee and shares day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Peters is a Vice President and Equity Portfolio Manager of T. Rowe and is the portfolio manager of the T. Rowe Price Diversified Mid-Cap Growth Fund. Mr. Peters joined the firm in 1993.

JNL/T. ROWE PRICE VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund's sub-adviser regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include smaller companies. The sub-adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the sub-adviser generally looks for the following:

     o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

     o    low stock price relative to a company's underlying asset values;

     o    a plan to improve the business through restructuring; and

     o    a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small- and medium-company stocks generally involves greater risks, and they are typically more volatile than larger, more established ones.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

     o FOREIGN INVESTING RISK. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*


0.78%             -16.84%           29.97%
[insert chart]
2001              2002              2003

In the periods shown in the chart, the Fund's highest quarterly return was 17.89% (2nd quarter of 2003) and its lowest quarterly return was -18.88% (3rd quarter of 2002).


* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------- ------------------ -------------------
                                                                                1 year          Life of Fund*
-------------------------------------------------------------------------- ------------------ -------------------

JNL/T. Rowe Price Value Fund (Class A)                                          29.97%             5.70%
Russell 1000 Value Index                                                        26.73%             0.50%

-------------------------------------------------------------------------- ------------------ -------------------

The Russell 1000 Value Index is a broad-based, unmanaged index.

* The Fund began operations on May 1, 2000. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ---------------------- -------------------
                                                                                  CLASS A              CLASS B
-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Management/Administrative Fee*                                                     0.80%                 0.80%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Estimated Distribution (12b-1) Expense**                                           0.02%                 0.02%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

12b-1 Service Fee*                                                                 0.20%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Other Expenses                                                                     0.00%                 0.00%

-------------------------------------------------------------------------- ---------------------- -------------------
-------------------------------------------------------------------------- ---------------------- -------------------

Total Fund Annual Operating Expenses                                               1.02%                 0.82%

-------------------------------------------------------------------------- ---------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ ------------------------- -------------------------
EXPENSE EXAMPLE                                                      CLASS A                   CLASS B
------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

1 Year                                                                 $104                       $84

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

3 Years                                                                $325                      $262

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

5 Years                                                                $563                      $455

------------------------------------------------------------ ------------------------- -------------------------
------------------------------------------------------------ ------------------------- -------------------------

10 Years                                                             $1,248                    $1,014

------------------------------------------------------------ ------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. OTHER INVESTMENTS. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund's investment program. These may include:

     o    futures and options

     o    preferred stocks

     o    convertible securities and warrants

     o    fixed  income   securities,   including  lower  quality   (high-yield,
          high-risk bonds) commonly referred to as "junk bonds" (up to 10% of total assets)

     o hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options

     o    private placements.


DERIVATIVES. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks. The Fund may use derivative instruments for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Fund uses futures and options, it is exposed to additional volatility and potential losses. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.



A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. John D. Linehan, Committee Chairman, has day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Linehan, a Vice President of T. Rowe, joined T. Rowe in 1998 and has been a member of the Fund's committee since 2001.

JNL/S&P AGGRESSIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Aggressive Growth Fund I is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Aggressive Growth Fund I may invest are the JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund, JNL/Alger Growth Fund, JNL/Alliance Capital Growth Fund, JNL/Eagle Core Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/Select Large Cap Growth Fund, JNL/FMR Balanced Fund, JNL/FMR Capital Growth Fund, JNL/Select Global Growth Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Lazard Mid Cap Value Fund, JNL/Lazard Small Cap Value Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/Oppenheimer Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Value Equity Fund, JNL/Putnam Midcap Growth Fund, JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Money Market Fund, JNL/PPM America Value Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund and JNL/Mellon Capital Management Technology Sector Fund. Information on the Sector Funds can be found in the JNL Variable Fund LLC prospectus.

The Fund seeks to achieve capital growth primarily through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve capital growth secondarily through its investment in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 85% to 95% of its assets to Underlying Funds that invest primarily in equity securities and 5% to 15% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/S&P Aggressive Growth Fund and JNL/S&P Aggressive Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

35.38%            -9.37%            -10.58%          -18.26%           26.80%
[insert chart]
1999              2000              2001             2002              2003

In the period shown in the chart, the Fund's highest quarterly return was 22.84% (4th quarter of 1999) and its lowest quarterly return was -15.21% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

----------------------------------------------------------- ------------------- ------------------ ------------------

                                                                  1 year             5 year          Life of Fund*


----------------------------------------------------------- ------------------- ------------------ ------------------

JNL/S&P Aggressive Growth Fund I (Class A)                  26.80%              2.60%              3.78%
Lehman Brothers Aggregate Bond Index                        4.10%               6.62%              6.98%
S&P 500 Index                                               28.68%              -0.57%             1.61%

----------------------------------------------------------- ------------------- ------------------ ------------------


The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 10% of the fixed-income investments of the Fund.
* The Fund began operations on April 8, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                 0.18%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Estimated Distribution (12b-1) Expense                                                         0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Other Expenses                                                                                 0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                           0.18%

---------------------------------------------------------------------------------------- -------------------


* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                           $18

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                          $58

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

5 Years                                                                                         $101

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                        $230

-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

JNL/S&P CONSERVATIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Conservative Growth Fund I is capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Conservative Growth Fund I may invest are the JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund, JNL/Alger Growth Fund, JNL/Alliance Capital Growth Fund, JNL/Eagle Core Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/JPMorgan International Value Fund, JNL/Select Large Cap Growth Fund, JNL/FMR Balanced Fund, JNL/FMR Capital Growth Fund, JNL/Select Global Growth Fund, JNL/Lazard Mid Cap Value Fund, JNL/Lazard Small Cap Value Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/Oppenheimer Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Value Equity Fund, JNL/Putnam Midcap Growth Fund, JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Money Market Fund, JNL/PPM America Value Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund and JNL/Mellon Capital Management Technology Sector Fund. Information on the Sector Funds can be found in the JNL Variable Fund LLC prospectus.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 55% to 65% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market funds. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/S&P Conservative Growth Fund and JNL/S&P Conservative Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

19.52%            -1.55%            -4.78%           -8.48%            17.75%
[insert chart]
1999              2000              2001             2002              2003

In the period shown in the chart, the Fund's highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -8.04% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------ ---------------------- ------------------ ------------------

                                                              1 year               5 year          Life of Fund*

------------------------------------------------------ ---------------------- ------------------ ------------------

JNL/S&P Conservative Growth Fund I (Class A)           17.75%                 3.84%              4.17%
Lehman Brothers Aggregate Bond Index                   4.10%                  6.62%              6.98%
S&P 500 Index                                          28.68%                 -0.57%             1.47%

------------------------------------------------------ ---------------------- ------------------ ------------------


The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 60% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 40% of the fixed-income investments of the Fund.
* The Fund began operations on April 9, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                 0.18%

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---------------------------------------------------------------------------------------- -------------------

Estimated Distribution (12b-1) Expense                                                         0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Other Expenses                                                                                 0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                           0.18%

---------------------------------------------------------------------------------------- -------------------


* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE

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1 Year                                                                                           $18

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3 Years                                                                                          $58

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5 Years                                                                                         $101

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10 Years                                                                                        $230

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ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Equity Aggressive Growth Fund I is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which JNL/S&P Equity Aggressive Growth Fund I may invest are the JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund, JNL/Alger Growth Fund, JNL/Alliance Capital Growth Fund, JNL/Eagle Core Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/Select Large Cap Growth Fund, JNL/FMR Balanced Fund, JNL/FMR Capital Growth Fund, JNL/Select Global Growth Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Lazard Mid Cap Value Fund, JNL/Lazard Small Cap Value Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/Oppenheimer Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Value Equity Fund, JNL/Putnam Midcap Growth Fund, JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Money Market Fund, JNL/PPM America Value Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund and JNL/Mellon Capital Management Technology Sector Fund. Information on the Sector Funds can be found in the JNL Variable Fund LLC prospectus.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging market may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/S&P Equity Aggressive Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

45.25%            -15.27%           -13.69%          -23.21%           29.94%
[insert chart]
1999              2000              2001             2002              2003

In the period shown in the chart, the Fund's highest quarterly return was 28.62% (4th quarter of 1999) and its lowest quarterly return was -18.22% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

-------------------------------------------------------------- ---------------- ------------------ ------------------

                                                                   1 year            5 year          Life of Fund*

-------------------------------------------------------------- ---------------- ------------------ ------------------

JNL/S&P Equity Aggressive Growth Fund I (Class A)              29.94%           1.17%              2.31%
S&P 500 Index                                                  28.68%           -0.57%             1.34%

-------------------------------------------------------------- ---------------- ------------------ ------------------


The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund.

* The Fund began operations on April 15, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                 0.18%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Estimated Distribution (12b-1) Expense                                                         0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Other Expenses                                                                                 0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                           0.18%

---------------------------------------------------------------------------------------- -------------------


* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE

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-------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                           $18

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-------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                          $58

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5 Years                                                                                         $101

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-------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                        $230

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ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

JNL/S&P EQUITY GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Equity Growth Fund I is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which JNL/S&P Equity Growth Fund I may invest are the JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund, JNL/Alger Growth Fund, JNL/Alliance Capital Growth Fund, JNL/Eagle Core Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/Select Large Cap Growth Fund, JNL/FMR Balanced Fund, JNL/FMR Capital Growth Fund, JNL/Select Global Growth Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Mid Cap Value Fund, JNL/Lazard Small Cap Value Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/Oppenheimer Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Value Equity Fund, JNL/Putnam Midcap Growth Fund, JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Money Market Fund, JNL/PPM America Value Fund, JNL/Salomon Brothers Stragetic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund and JNL/Mellon Capital Management Technology Sector Fund. Information on the Sector Funds can be found in the JNL Variable Fund LLC prospectus.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/S&P Equity Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

43.19%            -14.06%           -14.31%          -23.34%           29.55%
[insert chart]
1999              2000              2001             2002              2003

In the period shown in the chart, the Fund's highest quarterly return was 27.60% (4th quarter of 1999) and its lowest quarterly return was -17.63% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

----------------------------------------------------------- ------------------- ------------------ ------------------

                                                                  1 year             5 year          Life of Fund*

----------------------------------------------------------- ------------------- ------------------ ------------------

JNL/S&P Equity Growth Fund I (Class A)                      29.55%              0.93%              1.91%
S&P 500 Index                                               28.68%              -0.57%             1.49%

----------------------------------------------------------- ------------------- ------------------ ------------------


The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund. * The Fund began operations on April 13, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------------
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Management/Administrative Fee*                                                                 0.18%

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Estimated Distribution (12b-1) Expense                                                         0.00%

---------------------------------------------------------------------------------------- -------------------
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Other Expenses                                                                                 0.00%

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---------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                           0.18%

---------------------------------------------------------------------------------------- -------------------


* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


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EXPENSE EXAMPLE

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1 Year                                                                                           $18

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3 Years                                                                                          $58

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5 Years                                                                                         $101

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10 Years                                                                                        $230

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ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

JNL/S&P MODERATE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Moderate Growth Fund I is to seek capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Moderate Growth Fund I may invest are the JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund, JNL/Alger Growth Fund, JNL/Alliance Capital Growth Fund, JNL/Eagle Core Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/Select Large Cap Growth Fund, JNL/FMR Balanced Fund, JNL/FMR Capital Growth Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/JPMorgan International Value Fund, JNL/Select Global Growth Fund, JNL/Lazard Mid Cap Value Fund, JNL/Lazard Small Cap Value Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/Oppenheimer Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Value Equity Fund, JNL/Putnam Midcap Growth Fund, JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Money Market Fund, JNL/PPM America Value Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund and JNL/Mellon Capital Management Technology Sector Fund. Information on the Sector Funds can be found in the JNL Variable Fund LLC prospectus.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 70% to 80% of its assets to Underlying Funds that invest primarily in equity securities and 20% to 30% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/S&P Moderate Growth Fund and JNL/S&P Moderate Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

26.47%   -        4.35%             -7.34%           -12.40%           21.73%
[insert chart]
1999              2000              2001             2002              2003

In the period shown in the chart, the Fund's highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -11.27% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

----------------------------------------------------------- ------------------- ------------------ ------------------

                                                                  1 year             5 year          Life of Fund*


----------------------------------------------------------- ------------------- ------------------ ------------------

JNL/S&P Moderate Growth Fund I (Class A)                    21.73%              3.67%              4.30%
Lehman Brothers Aggregate Bond Index                        4.10%               6.62%              6.98%
S&P 500 Index                                               28.68%              -0.57%             1.61%

----------------------------------------------------------- ------------------- ------------------ ------------------


The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 25% of the fixed-income investments of the Fund.
* The Fund began operations on April 8, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                 0.17%

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Estimated Distribution (12b-1) Expense                                                         0.00%

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Other Expenses                                                                                 0.00%

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Total Fund Annual Operating Expenses                                                           0.17%

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* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE

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1 Year                                                                                           $17

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3 Years                                                                                          $55

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5 Years                                                                                          $96

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10 Years                                                                                        $217

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ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

JNL/S&P VERY AGGRESSIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Very Aggressive Growth Fund I is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Very Aggressive Growth Fund I may invest are the JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund, JNL/Alger Growth Fund, JNL/Alliance Capital Growth Fund, JNL/Eagle Core Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/Select Large Cap Growth Fund, JNL/FMR Balanced Fund, JNL/FMR Capital Growth Fund, JNL/Select Global Growth Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Mid Cap Value Fund, JNL/Lazard Small Cap Value Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/Oppenheimer Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Value Equity Fund, JNL/Putnam Midcap Growth Fund, JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Money Market Fund, JNL/PPM America Value Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund and JNL/Mellon Capital Management Technology Sector Fund. Information on the Sector Funds can be found in the JNL Variable Fund LLC prospectus.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates up to 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's average annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/S&P Very Aggressive Growth Fund II, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

48.86%            -17.16%           -13.73%          -23.20%           30.58%
[insert chart]
1999              2000              2001             2002              2003

In the period shown in the chart, the Fund's highest quarterly return was 29.63% (4th quarter of 1999) and its lowest quarterly return was -18.15% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- ------------------- ------------------ ------------------

                                                                    1 year             5 year          Life of Fund*


------------------------------------------------------------- ------------------- ------------------ ------------------

JNL/S&P Very Aggressive Growth Fund I (Class A)               30.58%              1.30%              3.13%
S&P 500 Index                                                 28.68%              -0.57%             1.15%

------------------------------------------------------------- ------------------- ------------------ ------------------


The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund.

* The Fund began operations on April 1, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                 0.18%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Estimated Distribution (12b-1) Expense                                                         0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Other Expenses                                                                                 0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                           0.18%

---------------------------------------------------------------------------------------- -------------------


* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                           $18

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                          $58

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

5 Years                                                                                         $101

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                        $230

-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

JNL/S&P CORE INDEX 50 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Core Index 50 Fund is long-term capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Fund will invest up to 50% in the following Funds:
JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund and JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund. The remaining 50% may be invested in the following Funds:
JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund, JNL/Alger Growth Fund, JNL/Alliance Capital Growth Fund, JNL/Eagle Core Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/JPMorgan International Value Fund, JNL/Select Large Cap Growth Fund, JNL/FMR Balanced Fund, JNL/FMR Capital Growth Fund, JNL/Lazard Mid Cap Value Fund, JNL/Lazard Small Cap Value Fund, JNL/Oppenheimer Global Growth Fund, JNL/Oppenheimer Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Value Equity Fund, JNL/Putnam Midcap Growth Fund, JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Money Market Fund, JNL/PPM America Value Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund and JNL/Mellon Capital Management Technology Sector Fund. Information on the Sector Funds can be found in the JNL Variable Fund LLC prospectus.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund indirectly invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o INDEX INVESTING RISK. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, the Underlying Funds' performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-cap companies.

          The Underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between fund and index performance may be affected by the Fund's expenses and the Underlying Funds' expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds' portfolios and the timing of purchases and redemptions of Underlying Funds' shares. Because an Underlying Fund is subject to expenses and other considerations to which an index is not, the performance of an Underlying Fund generally will be lower than that of the index.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds' sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of an Underlying Fund, depending on the nature and extent of the derivatives in the Underlying Fund's portfolio. If the Underlying Fund's sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent an Underlying Fund invests in bonds issued by a foreign government, the Underlying Fund may have limited legal recourse in the event of a default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o EMERGING MARKETS RISK. The Fund may invest in a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                  30.93%
[insert chart]
                  2003

In the period shown in the chart, the Fund's highest quarterly return was 16.29% (2nd quarter of 2003) and its lowest quarterly return was 3.70% (1st quarter of 2003).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

-------------------------------------------------------------------------- ------------------- --------------------

                                                                                 1 year           Life of Fund*

-------------------------------------------------------------------------- ------------------- --------------------

JNL/S&P Core Index 50 Fund (Class A)                                       30.93%              1.34%%
Lehman Brothers Aggregate Bond Index                                       4.10%               7.28%
S&P 500 Index                                                              28.68%              0.15%

-------------------------------------------------------------------------- ------------------- --------------------


The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. The
S&P 500 Index is a broad-based, unmanaged index. * The Fund began operations on January 15, 2002.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                 0.18%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Estimated Distribution (12b-1) Expense                                                         0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Other Expenses                                                                                 0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                           0.18%

---------------------------------------------------------------------------------------- -------------------


* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                           $18

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                          $58

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

5 Years                                                                                         $101

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                        $230

-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

JNL/S&P CORE INDEX 75 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Core Index 75 Fund is long-term capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Fund will invest up to 75% in the following Funds:
JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund and JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund. The remaining 25% may be invested in the following Funds:
JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund, JNL/Alger Growth Fund, JNL/Alliance Capital Growth Fund, JNL/Eagle Core Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/JPMorgan International Value Fund, JNL/Select Large Cap Growth Fund, JNL/FMR Balanced Fund, JNL/FMR Capital Growth Fund, JNL/Lazard Mid Cap Value Fund, JNL/Lazard Small Cap Value Fund, JNL/Oppenheimer Global Growth Fund, JNL/Oppenheimer Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Value Equity Fund, JNL/Putnam Midcap Growth Fund, JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Money Market Fund, JNL/PPM America Value Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund and JNL/Mellon Capital Management Technology Sector Fund. Information on the Sector Funds can be found in the JNL Variable Fund LLC prospectus.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund indirectly invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds' sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of an Underlying Fund, depending on the nature and extent of the derivatives in the Underlying Fund's portfolio. If the Underlying Fund's sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which an Underlying Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o INDEX INVESTING RISK. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, an Underlying Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, an Underlying Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-cap companies.

          The underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between Fund and index performance may be affected by the Fund's and Underlying Funds' expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds' portfolios and the timing of purchases and redemptions of Underlying Funds' shares. Because an Underlying Fund that is intended to track an index has expenses and other considerations that the index does not, the performance of an Underlying Fund generally will be lower than that of the target index.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent an Underlying Fund invests in bonds issued by a foreign government, the Underlying Fund may have limited legal recourse in the event of a default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o EMERGING MARKETS RISK. The Fund may invest in a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                  26.48%
[insert chart]
                  2003

In the period shown in the chart, the Fund's highest quarterly return was 14.13% (2nd quarter of 2003) and its lowest quarterly return was 3.03% (1st quarter of 2003).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------------------- -------------------- --------------------

                                                                                1 year            Life of Fund*

------------------------------------------------------------------------- -------------------- --------------------

JNL/S&P Core Index 75 Fund (Class A)                                      26.48%               2.19%
Lehman Brothers Aggregate Bond Index                                      4.10%                7.28%
S&P 500 Index                                                             28.68%               0.15%

------------------------------------------------------------------------- -------------------- --------------------


The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. The
S&P 500 Index is a broad-based, unmanaged index. * The Fund began operations on January 15, 2002.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                 0.18%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Estimated Distribution (12b-1) Expense                                                         0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Other Expenses                                                                                 0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                           0.18%

---------------------------------------------------------------------------------------- -------------------


* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                           $18

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                          $58

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

5 Years                                                                                         $101

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                        $230

-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

JNL/S&P CORE INDEX 100 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Core Index 100 Fund is long-term capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the JNL/S&P Core Index 100 Fund may invest are the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/PPM America Money Market Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund and JNL/Mellon Capital Management Technology Sector Fund. Information on the Sector Funds can be found in the JNL Variable Fund LLC prospectus.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities of the various indexes. These investments may include Funds that invest in stocks of large, established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund indirectly invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

     o INDEX INVESTING RISK. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-cap companies.

          The Underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between Fund and index performance may be affected by the Fund's expenses and Underlying Funds' expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds' portfolios and the timing of purchases and redemptions of the underlying Funds' shares. Because an Underlying Fund has expenses and other considerations that the index does not, the performance of an Underlying Fund that is intended to track an index generally will be less than that of the index.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Funds foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds' sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of an Underlying Fund, depending on the nature and extent of the derivatives in the Underlying Fund's portfolio. If the Underlying Fund's sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                  22.08%
[insert chart]
                  2003

In the period shown in the chart, the Fund's highest quarterly return was 11.85% (2nd quarter of 2003) and its lowest quarterly return was 2.54% (1st quarter of 2003).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

----------------------------------------------------------------------- ------------------ --------------------

                                                                             1 year           Life of Fund*

----------------------------------------------------------------------- ------------------ --------------------

JNL/S&P Core Index 100 Fund (Class A)                                   22.08%             2.87%
Lehman Brothers Aggregate Bond Index                                    4.10%              7.28%
S&P 500 Index                                                           28.68%             0.15%

----------------------------------------------------------------------- ------------------ --------------------


The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. The
S&P 500 Index is a broad-based, unmanaged index.

* The Fund began operations on January 15, 2002.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                 0.18%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Estimated Distribution (12b-1) Expense                                                         0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Other Expenses                                                                                 0.00%

---------------------------------------------------------------------------------------- -------------------
---------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                           0.18%

---------------------------------------------------------------------------------------- -------------------


* This fee reflects a reduction in the advisory fee which took place on January 1, 2004.

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.38%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


-------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                           $18

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                          $58

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

5 Years                                                                                         $101

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                        $230

-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL FUNDS

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances. The Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, a Fund will employ such techniques only for: (1) hedging purposes; or (2) otherwise, to the extent that (i) aggregate initial margin and required premiums do not exceed 5 percent of the Fund's net assets; or (ii) the "notional" amount of such contracts does not exceed the net assets of the Fund. JNAM and the sub-advisers have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

                             MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLC (JNAM L.L.C. or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company
(JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC which served as investment adviser to the Trust from July 1, 1998 until January 31, 2001. Jackson National Financial Services, Inc. served as investment adviser from the inception of the Trust until July 1, 1998.

MANAGEMENT FEE

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly. The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund. Each JNL/S&P Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.


............................................... ................................... .................................
                                                                                         ADVISORY FEE (ANNUAL RATE
                                                                                              BASED ON AVERAGE NET
FUND                                           ASSETS                                         ASSETS OF EACH FUND)
----                                           ------                                                       ------
............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Large Cap Growth Fund                  $0 to $300 million                                              .75%
                                               Over $300 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Small Cap Growth Fund                  $0 to $300 million                                              .85%
                                               Over $300 million                                               .80%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Alger Growth Fund                          $0 to $300 million                                             .775%
                                               $300 million to $500 million                                    .75%
                                               Over $500 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Alliance Capital Growth Fund               $0 to $250 million                                             .575%
                                               Over $250 million                                               .50%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Eagle Core Equity Fund                     $0 to $50 million                                               .70%
                                               $50 million to $300 million                                     .65%
                                               Over $300 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Eagle SmallCap Equity Fund                 $0 to $150 million                                              .75%
                                               $150 million to $500 million                                    .70%
                                               Over $500 million                                               .65%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/FMR Balanced Fund                          $0 to $500 million                                              .70%
                                               $500 million to $750 million                                    .65%
                                               Over $750 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/FMR Capital Growth Fund                    $0 to $250 million                                              .70%
                                               $250 million to $750 million                                    .65%
                                               $750 million to $1.5 billion                                    .60%
                                               Over $1.5 billion                                               .55%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/JPMorgan International Value Fund          $0 to $50 million                                              .775%
                                               $50 million to $200 million                                     .75%
                                               $200 million to $350 million                                    .70%
                                               Over $350 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Mid Cap Value Fund                  $0 to $150 million                                             .775%
                                               $150 million to $300 million                                   .725%
                                               Over $300 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Small Cap Value Fund                $0 to $50 million                                               .85%
                                               $50 million to $150 million                                     .80%
                                               $150 million to $300 million                                   .775%
                                               Over $300 million                                              .725%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management S&P 500 Index    $0 to $500 million                                              .29%
Fund                                           Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management S&P 400 MidCap   $0 to $500 million                                              .29%
Index Fund                                     Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Small Cap        $0 to $500 million                                              .29%
Index Fund                                     Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management International    $0 to $500 million                                              .30%
Index Fund                                     Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Bond Index Fund  $0 to $500 million                                              .30%
                                               Over $500 million                                               .25%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Enhanced S&P     $0 to $50 million                                               .50%
500 Stock Index Fund                           Over $50 million                                                .45%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Oppenheimer Global Growth Fund             $0 to $300 million                                              .70%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Oppenheimer Growth Fund                    $0 to $300 million                                              .70%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PIMCO Total Return Bond Fund               All assets                                                      .50%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PPM America Balanced Fund                  $0 to $50 million                                               .55%
                                               $50 million to $150 million                                     .50%
                                               $150 million to $300 million                                   .475%
                                               $300 million to $500 million                                    .45%
                                               Over $500 million                                              .425%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PPM America High Yield Bond Fund           $0 to $50 million                                               .55%
                                               $50 million to $150 million                                     .50%
                                               $150 million to $300 million                                   .475%
                                               $300 million to $500 million                                    .45%
                                               Over $500 million                                              .425%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PPM America Money Market Fund              $0 to $500 million                                              .30%
                                               Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PPM America Value Fund                     $0 to $300 million                                              .55%
                                               $300 million to $500 million                                    .50%
                                               Over $500 million                                               .45%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Equity Fund                         $0 to $150 million                                             .675%
                                               $150 million to $300 million                                    .60%
                                               Over $300 million                                              .575%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam International Equity Fund           $0 to $50 million                                               .80%
                                               $50 million to $500 million                                     .75%
                                               Over $500 million                                               .70%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Midcap Growth Fund                  $0 to $300 million                                              .75%
                                               Over $300 million                                               .70%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Value Equity Fund                   $0 to $150 million                                             .675%
                                               $150 million to $300 million                                    .60%
                                               Over $300 million                                              .575%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers Balanced Fund             $0 to $50 million                                               .60%
                                               $50 million to $100 million                                     .55%
                                               Over $100 million                                               .50%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers Strategic Bond Fund       $0 to $150 million                                              .65%

                                               $150 million to $500 million                                    .60%
                                               Over $500 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers High Yield Bond Fund      $0 to $50 million                                               .60%
                                               $50 million to $100million                                      .55%
                                               Over $100 million                                               .50%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers U.S. Government &         $0 to $150 million                                              .50%
Quality Bond Fund                              $150 million to $300 million                                    .45%
                                               $300 million to $500 million                                    .40%
                                               Over $500 million                                               .35%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Large Cap Growth Fund               $0 to $150 million                                              .70%
                                               $150 million to $500 million                                    .65%
                                               $500 million to $750 million                                    .60%
                                               Over $750 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Global Growth Fund                  $0 to $150 million                                              .75%
                                               $150 million to $500 million                                    .70%
                                               $500 million to $750 million                                    .65%
                                               Over $750 million                                               .60%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Established Growth Fund      $0 to $150 million                                              .65%
                                               Over $150 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Mid-Cap Growth Fund          $0 to $150 million                                              .75%
                                               Over $150 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Value Fund                   $0 to $300 million                                              .70%
                                               Over $300 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Aggressive Growth Fund I               $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Conservative Growth Fund I             $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Equity Aggressive Growth Fund I        $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Equity Growth Fund I                   $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Moderate Growth Fund I                 $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Very Aggressive Growth Fund I          $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Core Index 50 Fund                     $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Core Index 75 Fund                     $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Core Index 100 Fund                    $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%


............................................... ................................... .................................

SUB-ADVISORY ARRANGEMENTS

The Adviser selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the sub-adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser, except SPIAS, implements such programs by purchases and sales of securities. Because the investments of the Funds for which SPIAS is sub-adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation. Each sub-adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each sub-adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the Securities and Exchange Commission that allows the Adviser to hire, replace or terminate sub-advisers with the approval of the Board of Trustees, but without the approval of shareholders. The order allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o performing initial due diligence on prospective sub-advisers for the Funds;

     o    monitoring the performance of sub-advisers;

     o    communicating performance expectations to the sub-advisers; and

     o    ultimately   recommending   to  the  Board  of   Trustees   whether  a
          sub-adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund, except the JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Putnam International Equity Fund and the JNL/S&P Funds, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. The JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund and the JNL/Putnam International Equity Fund pay an Administrative Fee of .15%. The JNL/S&P Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

                                CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except (i) the JNL/PPM America Money Market Fund has three classes of shares (Class A, Class B and Class C) and (ii) the JNL/S&P Funds have one class of shares. The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This prospectus offers one class of shares. Under the multi-class structure, the Class A shares and Class B shares of each Fund, and the Class A, Class B and Class C shares of the JNL/PPM America Money Market Fund, represent interests in the same portfolio of securities, and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class. "Class expenses" will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                           BROKERAGE ENHANCEMENT PLAN

All Funds of the Trust except the JNL/PPM America Money Market Fund and each of the JNL/S&P Funds, have adopted, in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions ("Brokerage Payments") to introducing brokers to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. The duty of best price and execution still applies to these transactions.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one Fund of the Trust to inure to the benefit of other Funds as well. Authorized use of broker commissions under the Plan is not expected to increase the brokerage costs of the Trust.

On September 25, 2003, the Board of Trustees of the Trust, including all of the disinterested Trustees (within the meaning of the Investment Company Act of 1940, as amended), approved the Amended Plan pursuant to Rule 12b-1 with respect to the Class A shares and the Class B shares of each Fund. Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with JNLD, dated December 12, 2002. The Amendment to the Distribution Agreement reflects the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Current shareholders of each Fund, who will become the Class A shareholders of that Fund under the multi-class plan, must approve the Amended Plan before it becomes effective for that Fund.

Jackson National Life Distributor ("JNLD"), as principal underwriter, to the extent consistent with existing law, and the Amended Plan, may use the Rule 12b-1 fee to reimburse itself or compensate broker-dealers, administrators or others for providing distribution, administrative, or other services with respect to Class A shares. At the September 25, 2003 meeting, the Board also approved an Amendment to the Trust's existing Distribution Agreement reflecting these changes to the Plan. Current shareholders of each affected Fund, who will become Class A Shareholders of that Fund, must approve the Amended Plan before it may become effective for that Fund. This description of the Amended Plan and the Amendment to the Distribution Agreement is qualified in its entirety by reference to the Amended Plan, the current Distribution Agreement, and the Amendment to the Distribution Agreement.

For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the SAI.

                           INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (Accounts) of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts (Contracts) and to qualified retirement plans. An insurance company purchases the shares of the Funds at their net asset value using premiums received on Contracts issued by the insurance company. There is no sales charge.

Shares of the Funds are not available to the general public directly. Some of the Funds are managed by sub-advisers who manage publicly available mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available. Under these procedures, in general the "fair value" of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's shares.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Trust's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" such securities if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.


                             "MARKET TIMING" POLICY


Excessive round trip purchase and redemption transactions may interfere with the effective management of a Fund and raise a Fund's brokerage and administrative costs. The Funds have not adopted policies limiting frequent purchase and redemption of Fund shares because (i) Fund shares may only be purchased by separate accounts of JNL and an affiliated insurance company, by those insurance companies themselves, and by a qualified plan for JNL and its affiliates, which have adopted their own policies and procedures with respect to excessive share transactions and market timing and (ii) the Fund only receives orders on an omnibus basis, so that it cannot identify individual investor activity. The relevant policies and procedures of the separate accounts are set forth in the prospectuses for their variable annuity and life insurance products. However, the Funds have adopted a policy of "fair value" pricing to discourage investors in the Funds from engaging in market timing or other excessive trading strategies. The Funds' "fair value" pricing policy is described under "Investment in Trust Shares" at page ___ above. In addition, if JNAM identifies possibly questionable trading activity, it will communicate this to the service center for the relevant insurance company or qualified plan for further investigation and action, if appropriate.

                                SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

Each Fund's policy is to meet the requirements of Subchapter M of the Internal Revenue Code (Code) necessary to qualify as a regulated investment company. Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are Accounts and qualified retirement plans, there are no tax consequences to shareholders of buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Contracts.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed by an Account investing in shares of the Fund. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for 2001, 2002, and 2003 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information for other periods shown below were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

       12/31/03           $ 8.16     $(0.02)         $ 2.47           $ 2.45           $    -           $       -
       12/31/02            10.97      (0.03)          (2.76)           (2.79)               -               (0.02)
   10/29(a)-12/31/01       10.00          -            0.97             0.97                -                   -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/AIM PREMIER EQUITY II FUND

       12/31/03             7.90          -            1.79             1.79                -                   -
       12/31/02            11.05      (0.03)          (3.09)           (3.12)               -               (0.03)
   10/29(a)-12/31/01       10.00          -            1.05             1.05                -                   -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

       12/31/03             8.43      (0.05)           3.29             3.24                -                   -
       12/31/02            11.60      (0.07)          (3.10)           (3.17)               -                   -
   10/29(a)-12/31/01       10.00      (0.01)           1.61             1.60                -                   -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

       12/31/03            10.91      (0.03)           3.88             3.85                -                   -
       12/31/02            16.33      (0.04)          (5.38)           (5.42)               -                   -
       12/31/01            18.58      (0.04)          (2.18)           (2.22)               -               (0.03)
       12/31/00            22.91      (0.01)          (3.08)           (3.09)               -               (1.24)
       12/31/99            18.95      (0.03)           6.42             6.39                -               (2.43)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

       12/31/03             7.98       0.01            1.93             1.94                -                   -
       12/31/02            11.57      (0.01)          (3.58)           (3.59)               -                   -
       12/31/01            13.55          -           (1.97)           (1.97)           (0.01)                  -
       12/31/00            16.64          -           (2.93)           (2.93)               -               (0.16)
       12/31/99            13.28      (0.01)           3.76             3.75                -               (0.39)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/CURIAN ENHANCED S&P 500 STOCK INDEX FUND

       12/31/03             6.16       0.03            1.76             1.79            (0.02)                  -
       12/31/02             8.21       0.04           (2.09)           (2.05)               -                   -
       12/31/01             9.34       0.03           (1.13)           (1.10)           (0.03)                  -
       12/31/00            10.58       0.04           (1.24)           (1.20)           (0.03)              (0.01)
   05/16(a)-12/31/99       10.00       0.03            0.65             0.68            (0.03)              (0.07)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/CURIAN S&P 400 MIDCAP INDEX FUND

       12/31/03             8.55       0.03            2.92             2.95            (0.03)                  -
   01/15(a)-12/31/02       10.00       0.06           (1.45)           (1.39)           (0.06)                  -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

       12/31/03              $ -        $  10.61      30.02 %    $ 36,421    140.00%             1.10%
       12/31/02                -            8.16     (25.47)        6,857    180.06              1.10
   10/29(a)-12/31/01           -           10.97       9.70         6,058    14.935              1.10

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/AIM PREMIER EQUITY II FUND

       12/31/03                            -           22.66                        63.5677      1.05
       12/31/02                            -          (28.23)                       90.1447      1.05
   10/29(a)-12/31/01                       -          110.50                         5.8101      1.05

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

       12/31/03                            -          138.43                        30.1740      1.15
       12/31/02                            -          (27.32)                       46.2215      1.15
   10/29(a)-12/31/01                       -          116.00                         3.8665      1.15

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

       12/31/03                            -          135.29                       168.097       1.08
       12/31/02                            -          (33.19)                      236.639       1.08
       12/31/01                            -          (11.97)                      386.802       1.07
       12/31/00                            -          (13.44)                      488.347       1.07
       12/31/99                            -          233.80                       122.589       1.07

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

       12/31/03                            -           24.31                       149.698       0.88
       12/31/02                            -          (31.03)                       54.1391      0.88
       12/31/01                            -          (14.57)                      165.211       0.87
       12/31/00                            -          (17.59)                       47.0181      0.87
       12/31/99                            -          128.23                        51.1556      0.88

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/CURIAN ENHANCED S&P 500 STOCK INDEX FUND

       12/31/03                            -           29.09                       123.9468      0.87
       12/31/02                            -          (24.94)                       63.0871      0.89
       12/31/01                            -          (11.78)                       55.9715      0.90
       12/31/00                            -          (11.38)                       57.1422      0.90
   05/16(a)-12/31/99                       -          106.85                        34.3941      0.90

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/CURIAN S&P 400 MIDCAP INDEX FUND

       12/31/03                            -          134.55                        18.3477      0.60
   01/15(a)-12/31/02                       -          (13.94)                       60.0028      0.60

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------




                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

       12/31/03                   (0.41)%         1.18 %           (0.49)%
       12/31/02                   (0.33)            1.15           (0.38)
   10/29(a)-12/31/01              (0.26)            1.32           (0.48)

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/AIM PREMIER EQUITY II FUND

       12/31/03                    0.05             1.09            0.01
       12/31/02                   (0.38)            1.09           (0.42)
   10/29(a)-12/31/01              (0.04)            1.26           (0.25)

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

       12/31/03                   (0.89)            1.19           (0.93)
       12/31/02                   (0.83)            1.17           (0.85)
   10/29(a)-12/31/01              (0.74)            1.24           (0.83)

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

       12/31/03                   (0.27)            1.15           (0.34)
       12/31/02                   (0.25)             n/a             n/a
       12/31/01                   (0.23)             n/a             n/a
       12/31/00                   (0.03)             n/a             n/a
       12/31/99                   (0.22)             n/a             n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

       12/31/03                    0.11             0.91            0.08
       12/31/02                   (0.10)            0.89           (0.11)
       12/31/01                    0.05             0.90            0.02
       12/31/00                    0.01              n/a             n/a
       12/31/99                   (0.07)             n/a             n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/CURIAN ENHANCED S&P 500 STOCK INDEX FUND

       12/31/03                    0.87             0.89            0.85
       12/31/02                    0.69             0.90            0.68
       12/31/01                    0.44              n/a             n/a
       12/31/00                    0.56              n/a             n/a
   05/16(a)-12/31/99               0.56              n/a             n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/CURIAN S&P 400 MIDCAP INDEX FUND

       12/31/03                    0.65             0.61            0.64
   01/15(a)-12/31/02               0.60             0.61            0.59

-------------------------------------------------------------------------
-------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

JNL/CURIAN S&P 500 INDEX FUND

       12/31/03           $ 7.79        $ 0.03         $ 2.13         $ 2.16         $   (0.08)         $ (0.03)
   01/15(a)-12/31/02       10.00          0.05          (2.26)         (2.21)                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/CURIAN SMALL CAP INDEX FUND

       12/31/03             7.94           0.05          3.59           3.64            (0.04)            (0.08)
   01/15(a)-12/31/02       10.00           0.08         (2.06)         (1.98)           (0.08)                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

       12/31/03            11.45           0.09          2.72           2.81            (0.09)                -
       12/31/02            14.53           0.10         (3.08)         (2.98)           (0.10)                -
       12/31/01            16.21           0.07         (1.67)         (1.60)           (0.07)            (0.01)
       12/31/00            18.47           0.08         (0.08)             -            (0.09)            (2.17)
       12/31/99            15.91           0.11          3.63           3.74            (0.11)            (1.07)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

       12/31/03            12.01          (0.10)         4.90           4.80                -                 -
       12/31/02            15.55          (0.08)        (3.46)         (3.54)               -                 -
       12/31/01            14.20          (0.41)         1.97           1.56                -             (0.21)
       12/31/00            16.97          (0.04)        (2.23)         (2.27)               -             (0.50)
       12/31/99            14.82          (0.04)         2.88           2.84                -             (0.69)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JANUS AGGRESSIVE GROWTH FUND

       12/31/03            13.03          (0.04)         4.66           4.62                -                 -
       12/31/02            18.55          (0.04)        (5.48)         (5.52)               -                 -
       12/31/01            26.65              -         (8.04)         (8.04)           (0.01)            (0.05)
       12/31/00            39.97           0.16         (8.45)         (8.29)           (0.51)            (4.52)
       12/31/99            22.09          (0.06)        20.87          20.81                -             (2.93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JANUS BALANCED FUND

       12/31/03             8.26           0.12          1.01           1.13            (0.12)               -
       12/31/02             9.05           0.20         (0.80)         (0.60)           (0.19)               -
       12/31/01             9.69           0.21         (0.65)         (0.44)           (0.20)               -
   05/01(a)-12/31/00       10.00           0.11         (0.31)         (0.20)           (0.11)               -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JANUS CAPITAL GROWTH FUND

       12/31/03             9.79          (0.06)         3.55           3.49                -                -
       12/31/02            13.83          (0.07)        (3.97)         (4.04)               -                -
       12/31/01            23.55          (0.11)        (9.35)         (9.46)               -                -
       12/31/00            43.62          (0.20)       (14.90)        (15.10)               -                -
       12/31/99            20.73          (0.13)        25.85          25.72                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------



                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

JNL/CURIAN S&P 500 INDEX FUND

       12/31/03               $ -        $ 9.84       27.79 %    $ 190,338       8.90%          0.60%
   01/15(a)-12/31/02            -          7.79      (22.10)        46,776       1.89           0.60

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/CURIAN SMALL CAP INDEX FUND

       12/31/03                 -          11.46       45.88        76,130      38.17           0.60
   01/15(a)-12/31/02            -           7.94      (19.79)       20,027      49.44           0.60

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

       12/31/03                 -          14.17       24.54       245,913      80.50           0.97
       12/31/02                 -          11.45      (20.53)      149,242      94.37           0.97
       12/31/01                 -          14.53       (9.83)      174,813     102.56           0.97
       12/31/00                 -          16.21        0.28       146,888     192.40           0.97
       12/31/99                 -          18.47       23.55        95,329     124.71           0.99

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

       12/31/03                 -          16.81       39.97       109,972      70.06           1.05
       12/31/02                 -          12.01      (22.77)       76,198      71.45           1.05
       12/31/01                 -          15.55       11.00       112,967      65.36           1.05
       12/31/00                 -          14.20      (13.25)       77,200      89.43           1.05
       12/31/99                 -          16.97       19.27        61,504      61.69           1.05

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/JANUS AGGRESSIVE GROWTH FUND

       12/31/03                 -          17.65       35.46       257,852      78.47           1.04
       12/31/02                 -          13.03      (29.76)      215,884     117.19           1.02
       12/31/01                 -          18.55      (30.18)      436,946     100.02           0.99
       12/31/00                 -          26.65      (20.97)      744,972      61.65           0.98
       12/31/99                 -          39.97       94.43       654,546      95.06           1.01

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/JANUS BALANCED FUND

       12/31/03                 -           9.27       13.73       114,262      60.48           1.05
       12/31/02                 -           8.26       (6.57)       75,591      90.71           1.05
       12/31/01                 -           9.05       (4.49)       72,281     105.66           1.05
   05/01(a)-12/31/00            -           9.69       (2.00)       44,294      41.10           1.05

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/JANUS CAPITAL GROWTH FUND

       12/31/03                 -          13.28       35.65       158,013      31.95           1.05
       12/31/02                 -           9.79      (29.21)      135,669      56.03           1.04
       12/31/01                 -          13.83      (40.19)      260,726      96.69           1.01
       12/31/00                 -          23.55      (34.74)      496,830     110.81           0.99
       12/31/99                 -          43.62      124.19       509,086     102.26           1.03

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------



                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/CURIAN S&P 500 INDEX FUND

       12/31/03                    1.22 %           0.61 %           1.21 %
   01/15(a)-12/31/02               1.15             0.61             1.14

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/CURIAN SMALL CAP INDEX FUND

       12/31/03                    0.75             0.61             0.74
   01/15(a)-12/31/02               0.96             0.62             0.94

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

       12/31/03                    0.83             1.01             0.79
       12/31/02                    0.78             1.00             0.75
       12/31/01                    0.58             0.99             0.56
       12/31/00                    0.57              n/a             n/a
       12/31/99                    0.97              n/a             n/a

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

       12/31/03                   (0.75)            1.10            (0.80)
       12/31/02                   (0.49)            1.08            (0.52)
       12/31/01                   (0.31)            1.07            (0.33)
       12/31/00                   (0.30)             n/a             n/a
       12/31/99                   (0.35)             n/a             n/a

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/JANUS AGGRESSIVE GROWTH FUND

       12/31/03                   (0.28)            1.08            (0.32)
       12/31/02                   (0.18)            1.10            (0.26)
       12/31/01                    0.05             1.02             0.02
       12/31/00                    0.25              n/a             n/a
       12/31/99                   (0.40)             n/a             n/a

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/JANUS BALANCED FUND

       12/31/03                    1.64             1.07             1.62
       12/31/02                    2.11             1.07             2.09
       12/31/01                    2.48             1.06             2.47
   05/01(a)-12/31/00               2.42              n/a             n/a

----------------------------------------------------------------------------
----------------------------------------------------------------------------
JNL/JANUS CAPITAL GROWTH FUND

       12/31/03                   (0.51)            1.07            (0.53)
       12/31/02                   (0.51)            1.09            (0.56)
       12/31/01                   (0.61)            1.03            (0.63)
       12/31/00                   (0.67)             n/a             n/a
       12/31/99                   (0.75)             n/a             n/a

----------------------------------------------------------------------------
----------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JANUS GLOBAL EQUITIES FUND

       12/31/03           $ 14.06     $ 0.13         $ 3.24           $ 3.37            $   -            $     -
       12/31/02             19.48       0.10          (5.38)           (5.28)           (0.14)                 -
       12/31/01             25.97       0.08          (6.19)           (6.11)           (0.35)             (0.03)
       12/31/00             35.69       0.07          (6.55)           (6.48)           (0.59)             (2.65)
       12/31/99             22.11          -          14.27            14.27                -              (0.69)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JANUS GROWTH & INCOME FUND

       12/31/03              5.69       0.04           1.36             1.40            (0.03)                 -
       12/31/02              7.27       0.04          (1.62)           (1.58)               -                  -
       12/31/01              8.47       0.05          (1.19)           (1.14)           (0.06)                 -
       12/31/00              9.36       0.09          (0.89)           (0.80)           (0.09)                 -
       12/31/99              9.00       0.09           0.36             0.45            (0.09)                 -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

       12/31/03              5.56          -           2.19             2.19            (0.10)                 -
       12/31/02              7.75       0.07          (2.13)           (2.06)           (0.13)                 -
       12/31/01              9.79       0.09          (2.08)           (1.99)           (0.04)             (0.01)
       12/31/00             13.15       0.04          (2.10)           (2.06)           (0.06)             (1.24)
       12/31/99              9.82       0.06           3.67             3.73            (0.21)             (0.19)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

       12/31/03             10.23       0.04           2.92             2.96            (0.03)                 -
       12/31/02             11.97       0.03          (1.72)           (1.69)           (0.03)             (0.02)
       12/31/01             11.75       0.06           1.50             1.56            (0.06)             (1.28)
       12/31/00              9.63       0.03           2.40             2.43            (0.03)             (0.28)
       12/31/99              9.21       0.02           0.42             0.44            (0.02)                 -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

       12/31/03              9.40       0.01           3.64             3.65                -                  -
       12/31/02             11.40          -          (1.96)           (1.96)               -              (0.04)
       12/31/01             10.28       0.02           1.77             1.79            (0.02)             (0.65)
       12/31/00              8.84       0.02           1.45             1.47            (0.03)                 -
       12/31/99              8.70       0.03           0.14             0.17            (0.03)                 -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

       12/31/03             10.48       0.23           0.07             0.30            (0.19)             (0.12)
   01/15(a)-12/31/02        10.00       0.36           0.50             0.86            (0.36)             (0.02)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

       12/31/03              8.44       0.10           3.04             3.14            (0.13)                 -
   01/15(a)-12/31/02        10.00       0.15          (1.51)           (1.36)           (0.20)                 -

---------------------------------------------------------------------------------------------------------------------




                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/JANUS GLOBAL EQUITIES FUND

       12/31/03              $ -        $  17.43      23.97 %    $ 197,288     120.39%       1.13%
       12/31/02                -           14.06     (27.12)       206,070      65.19        1.07
       12/31/01                -           19.48     (23.50)       389,796      93.37        1.05
       12/31/00                -           25.97     (18.28)       665,187      65.56        1.03
       12/31/99                -           35.69      64.58        597,241      61.60        1.06

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/JANUS GROWTH & INCOME FUND

       12/31/03                -            7.06      24.68         15,520      46.15        1.05
       12/31/02                -            5.69     (21.73)        13,840      52.16        1.05
       12/31/01                -            7.27     (13.51)        20,346      50.42        1.05
       12/31/00                -            8.47      (8.56)        23,212     160.19        1.04
       12/31/99                -            9.36       4.98          7,677     120.54        1.03

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

       12/31/03                -            7.65       39.43        29,609     131.90        1.12
       12/31/02                -            5.56      (26.59)        5,642     146.48        1.08
       12/31/01                -            7.75      (20.33)        7,304      82.18        1.07
       12/31/00                -            9.79      (15.45)        9,264     120.75        1.07
       12/31/99                -           13.15       38.02         7,777      66.82        1.08

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

       12/31/03                -           13.16       28.89       142,798      88.62        1.08
       12/31/02                -           10.23      (14.08)       76,890      98.18        1.08
       12/31/01                -           11.97       13.24        26,886     143.12        1.07
       12/31/00                -           11.75       25.37        15,478     134.53        1.07
       12/31/99                -            9.63        4.77         6,394     118.56        1.08

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

       12/31/03                -           13.05       38.83       155,191      70.95        1.13
       12/31/02                -            9.40      (17.22)       74,559      94.87        1.14
       12/31/01                -           11.40       17.34        35,164      78.01        1.15
       12/31/00                -           10.28       16.60        14,614      58.07        1.15
       12/31/99                -            8.84        1.96         6,313      53.35        1.15

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

       12/31/03               -            10.47        2.87        83,547      70.57        0.60
   01/15(a)-12/31/02          -            10.48        8.55        34,286      77.16        0.60

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

       12/31/03              -             11.45       37.31        97,126       1.66        0.65
   01/15(a)-12/31/02         -              8.44      (13.60)       26,518      32.40        0.65

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------



                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/JANUS GLOBAL EQUITIES FUND

       12/31/03                0.70 %           1.18 %           0.65 %
       12/31/02                0.45             1.10             0.42
       12/31/01                0.42             1.06             0.41
       12/31/00                0.03              n/a             n/a
       12/31/99                0.01              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/JANUS GROWTH & INCOME FUND

       12/31/03                0.48             1.07             0.46
       12/31/02                0.52             1.07             0.50
       12/31/01                0.73             1.06             0.72
       12/31/00                1.61              n/a             n/a
       12/31/99                1.17              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

       12/31/03                0.75              n/a             n/a
       12/31/02                0.95              n/a             n/a
       12/31/01                1.07              n/a             n/a
       12/31/00                0.40              n/a             n/a
       12/31/99                0.53              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

       12/31/03                0.40             1.17             0.31
       12/31/02                0.41             1.12             0.37
       12/31/01                0.65             1.20             0.52
       12/31/00                0.37              n/a             n/a
       12/31/99                0.25              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

       12/31/03                0.17             1.20             0.10
       12/31/02               (0.03)            1.17            (0.06)
       12/31/01                0.32             1.21             0.26
       12/31/00                0.36              n/a             n/a
       12/31/99                0.43              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

       12/31/03                3.29              n/a             n/a
   01/15(a)-12/31/02           4.12              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

       12/31/03                1.59              n/a             n/a
   01/15(a)-12/31/02           1.56              n/a             n/a

---------------------------------------------------------------------------
---------------------------------------------------------------------------

(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)   The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

       12/31/03           $ 7.20       $ 0.03         $ 2.89          $ 2.92           $ -                   $ -
       12/31/02             9.27         0.03          (2.10)          (2.07)            -                     -
   05/01(a)-12/31/01       10.00         0.03          (0.76)          (0.73)            -                     -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

       12/31/03             7.03        (0.03)          1.28            1.25             -                     -
       12/31/02             9.41        (0.03)         (2.35)          (2.38)            -                     -
   05/01(a)-12/31/01       10.00         0.01          (0.59)          (0.58)        (0.01)                    -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

       12/31/03            11.60         0.13           0.42            0.55         (0.17)                (0.22)
       12/31/02            10.66         0.24           0.70            0.94             -                     -
       12/31/01            10.29         0.30           0.68            0.98         (0.28)                (0.33)
       12/31/00             9.64         0.45           0.68            1.13         (0.47)                (0.01)
       12/31/99            10.16         0.49          (0.52)          (0.03)        (0.49)                    -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

       12/31/03           13.14          0.32           2.51            2.83         (0.30)                (0.12)
       12/31/02           14.00          0.42          (0.69)          (0.27)        (0.42)                (0.17)
       12/31/01           13.13          0.41           0.98            1.39         (0.44)                (0.08)
       12/31/00           12.60          0.50           0.52            1.02         (0.46)                (0.03)
       12/31/99           13.48          0.44          (0.45)          (0.01)        (0.44)                (0.43)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

       12/31/03            7.79          0.55           0.90            1.45         (0.54)                    -
       12/31/02            8.29          0.66          (0.49)           0.17         (0.67)                    -
       12/31/01            8.60          0.79          (0.30)           0.49         (0.80)                    -
       12/31/00           10.13          0.98          (1.55)          (0.57)        (0.96)                    -
       12/31/99           10.89          0.88          (0.76)           0.12         (0.88)                    -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

       12/31/03            1.00          0.01              -            0.01         (0.01)                    -
       12/31/02            1.00          0.01              -            0.01         (0.01)                    -
       12/31/01            1.00          0.03              -            0.03         (0.03)                    -
       12/31/00            1.00          0.06              -            0.06         (0.06)                    -
       12/31/99            1.00          0.05              -            0.05         (0.05)                    -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

       12/31/03           10.97          0.11           3.71            3.82         (0.03)                (0.06)
   09/30(a)-12/31/02      10.00          0.06           0.91            0.97             -                     -

---------------------------------------------------------------------------------------------------------------------



                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

       12/31/03              $ -        $ 10.12      40.56 %    $ 104,625     38.02%          1.05 %
       12/31/02                -           7.20     (22.33)        50,522     64.05           1.05
   05/01(a)-12/31/01           -           9.27      (7.30)        59,841     44.80           1.05

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

       12/31/03                -          8.28       17.78        32,993      94.02           1.00
       12/31/02                -          7.03      (25.29)       17,846      55.58           1.00
   05/01(a)-12/31/01           -          9.41       (5.82)       13,557      58.88           1.00

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

       12/31/03               -          11.76        4.78       317,301     146.76           0.80
       12/31/02               -          11.60        8.85       211,362     116.05           0.80
       12/31/01               -          10.66        9.52        54,851     112.25           0.80
       12/31/00               -          10.29       11.75        21,715     221.61           0.93(e)
       12/31/99               -           9.64       (0.26)        9,451      91.12           0.80

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

       12/31/03               -          15.55        21.57      303,892      54.21           0.80
       12/31/02               -          13.14        (1.93)     217,013      68.30           0.81
       12/31/01               -          14.00        10.57      212,196      42.38           0.81
       12/31/00               -          13.13         8.25      155,270      25.76           0.82
       12/31/99               -          12.60        (0.11)     143,012      35.02           0.82

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD FUND

       12/31/03              -            8.70        18.67      266,181      37.45           0.81
       12/31/02              -            7.79         2.05      161,094      61.00           0.82
       12/31/01              -            8.29         5.67      160,781      41.24           0.81
       12/31/00              -            8.60        (5.62)     144,516      62.41           0.82
       12/31/99              -           10.13         1.09      147,023      61.03           0.82

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

       12/31/03              -            1.00         0.46      184,440        n/a           0.69
       12/31/02              -            1.00         1.07      214,520        n/a           0.69
       12/31/01              -            1.00         3.45      242,518        n/a           0.69
       12/31/00              -            1.00         5.83      185,012        n/a           0.70
       12/31/99              -            1.00         4.67      164,446        n/a           0.70

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

       12/31/03              -           14.70        34.80       54,532      16.19           0.85
   09/30(a)-12/31/02         -           10.97         9.70       18,004       8.64           0.85

------------------------------------------------------------------------------------------------------



                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

       12/31/03                    0.57 %          n/a               n/a
       12/31/02                    0.44            n/a               n/a
   05/01(a)-12/31/01               0.54            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

       12/31/03                   (0.49)           n/a               n/a
       12/31/02                   (0.49)           n/a               n/a
   05/01(a)-12/31/01               0.17            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

       12/31/03                    2.02            n/a               n/a
       12/31/02                    3.23            n/a               n/a
       12/31/01                    4.35            n/a               n/a
       12/31/00                    5.98            n/a               n/a
       12/31/99                    5.41            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

       12/31/03                    2.49             0.81             2.48
       12/31/02                    2.98             0.81             2.98
       12/31/01                    3.28            n/a               n/a
       12/31/00                    4.02            n/a               n/a
       12/31/99                    3.71            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD FUND

       12/31/03                    7.47            n/a               n/a
       12/31/02                    7.89            n/a               n/a
       12/31/01                    8.68            n/a               n/a
       12/31/00                   10.06            n/a               n/a
       12/31/99                    9.22            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

       12/31/03                    0.47            n/a               n/a
       12/31/02                    1.07            n/a               n/a
       12/31/01                    3.28            n/a               n/a
       12/31/00                    5.73            n/a               n/a
       12/31/99                    4.63            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

       12/31/03                    1.81             0.88             1.78
   09/30(a)-12/31/02               2.24             0.98             2.11

--------------------------------------------------------------------------

(a) Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.80%.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

       12/31/03           $ 13.04      $ 0.08         $ 3.47         $ 3.55         $ (0.05)             $      -
       12/31/02             17.18           -          (4.14)         (4.14)              -                     -
       12/31/01             22.91       (0.01)         (5.72)         (5.73)              -                     -
       12/31/00             28.45       (0.05)         (5.03)         (5.08)              -                 (0.46)
       12/31/99             22.88       (0.04)          6.76           6.72               -                 (1.15)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY FUND

       12/31/03              7.59        0.10           2.06           2.16           (0.14)                    -
       12/31/02              9.66        0.08          (2.07)         (1.99)          (0.08)                    -
       12/31/01             12.23        0.08          (2.56)         (2.48)          (0.07)                (0.02)
       12/31/00             16.79        0.08          (2.49)         (2.41)          (0.01)                (2.14)
       12/31/99             13.62        0.09           4.28           4.37           (0.16)                (1.04)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

       12/31/03              5.11       (0.03)          1.74           1.71               -                     -
       12/31/02              7.23       (0.04)         (2.08)         (2.12)              -                     -
       12/31/01              9.90       (0.05)         (2.62)         (2.67)              -                     -
   05/01(a)-12/31/00        10.00           -          (0.10)         (0.10)              -                     -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

       12/31/03              13.06       0.16           3.04           3.20           (0.17)                    -
       12/31/02              16.50       0.16          (3.44)         (3.28)          (0.16)                    -
       12/31/01              17.78       0.15          (1.27)         (1.12)          (0.16)                    -
       12/31/00              16.78       0.16           1.00           1.16           (0.16)                    -
       12/31/99              18.24       0.19          (0.38)         (0.19)          (0.20)                (1.07)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND

       12/31/03               5.67       0.03           1.62           1.65           (0.02)                    -
       12/31/02               7.46       0.05          (1.80)         (1.75)          (0.04)                    -
       12/31/01               9.47       0.19          (1.69)         (1.50)          (0.16)                (0.35)
   01/06(a)-12/31/00         10.00       0.05          (0.58)         (0.53)              -                     -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

       12/31/03               8.44       0.06          2.20            2.26           (0.13)                    -
       12/31/02              10.45       0.06         (1.97)          (1.91)          (0.10)                    -
       12/31/01              12.86       0.02         (1.38)          (1.36)          (0.35)                (0.70)
       12/31/00              14.69      (0.10)        (1.28)          (1.38)          (0.17)                (0.28)
       12/31/99              10.88      (0.15)         4.00            3.85           (0.04)                    -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND II

       12/31/03               6.96       0.09          1.73            1.82           (0.08)                    -
       12/31/02               8.99       0.08         (2.00)          (1.92)          (0.11)                    -
       12/31/01              11.36       0.07         (1.51)          (1.44)          (0.25)                (0.68)
       12/31/00              12.92      (0.01)        (1.16)          (1.17)          (0.14)                (0.25)
       12/31/99              10.05      (0.01)         2.89            2.88           (0.01)                    -

---------------------------------------------------------------------------------------------------------------------


                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

       12/31/03             $   -        $ 16.54      27.23 %    $ 164,927         74.82%       1.00 %
       12/31/02                 -          13.04     (24.10)       153,303        123.47        0.99
       12/31/01                 -          17.18     (25.01)       282,049         91.77        0.96
       12/31/00                 -          22.91     (17.85)       497,299         77.67        0.94
       12/31/99                 -          28.45      29.41        454,393         74.67        0.97

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY FUND

       12/31/03                 -           9.61      28.53         96,811        113.94        1.23
       12/31/02                 -           7.59     (20.58)        78,272        134.52        1.18
       12/31/01                 -           9.66     (20.29)       103,972         66.42        1.17
       12/31/00                 -          12.23     (13.99)       126,812        138.12        1.17
       12/31/99                 -          16.79     132.11        105,034         26.19        1.18

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

       12/31/03                 -           6.82      33.46         28,909        116.81        1.05
       12/31/02                 -           5.11     (29.32)        18,647        116.70        1.05
       12/31/01                 -           7.23     (26.97)        29,541        211.61        1.05
   05/01(a)-12/31/00            -           9.90      (1.00)        46,122         58.67        1.05

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

       12/31/03                 -          16.09      24.55        309,732         67.86        0.98
       12/31/02                 -          13.06     (19.87)       256,100         62.19        0.98
       12/31/01                 -          16.50      (6.32)       347,246         82.54        0.96
       12/31/00                 -          17.78       6.96        422,750         86.43        0.96
       12/31/99                 -          16.78      (1.04)       319,454         72.23        0.98

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND

       12/31/03                 -          7.30       29.09         12,453          8.59        0.20
       12/31/02                 -          5.67      (23.49)        11,720         22.34        0.20
       12/31/01                 -          7.46      (15.86)        18,387         56.62        0.20
   01/06(a)-12/31/00            -          9.47       (5.30)        18,897         12.75        0.20

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

       12/31/03                 -         10.57       26.80        164,016          3.87        0.20
       12/31/02                 -          8.44      (18.26)        97,110         37.53        0.20
       12/31/01                 -         10.45      (10.58)       107,519         67.65        0.20
       12/31/00                 -         12.86       (9.37)        95,075         24.94        0.20
       12/31/99                 -         14.69       35.38         41,329         26.50        0.20

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND II

       12/31/03                 -          8.70       26.11          3,892         17.66        0.20
       12/31/02                 -          6.96      (21.37)         3,973         47.43        0.20
       12/31/01                 -          8.99      (12.75)         5,978         57.39        0.20
       12/31/00                 -         11.36       (9.04)         6,257         42.75        0.20
       12/31/99                 -         12.92       28.66          3,379         72.67        0.20

----------------------------------------------------------------------------------------------------------






                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

       12/31/03                    0.45 %           1.07 %           0.38 %
       12/31/02                    0.23             1.05             0.17
       12/31/01                   (0.07)            0.99            (0.10)
       12/31/00                   (0.22)            0.95            (0.23)
       12/31/99                   (0.21)           n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY FUND

       12/31/03                    1.17             1.26             1.14
       12/31/02                    0.83             1.21             0.80
       12/31/01                    0.76             1.18             0.75
       12/31/00                    0.44            n/a               n/a
       12/31/99                    0.63            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

       12/31/03                   (0.52)            1.11            (0.58)
       12/31/02                   (0.62)            1.10            (0.67)
       12/31/01                   (0.46)            1.09            (0.50)
   05/01(a)-12/31/00              (0.09)            1.06            (0.10)

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

       12/31/03                    1.16             1.03             1.11
       12/31/02                    1.06             1.01             1.03
       12/31/01                    0.89             0.99             0.86
       12/31/00                    1.05             0.97             1.04
       12/31/99                    1.19            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND

       12/31/03                    0.35            n/a               n/a
       12/31/02                    0.22            n/a               n/a
       12/31/01                    0.42            n/a               n/a
   01/06(a)-12/31/00               0.99            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

       12/31/03                    0.97            n/a               n/a
       12/31/02                    0.77            n/a               n/a
       12/31/01                    1.16            n/a               n/a
       12/31/00                    1.62            n/a               n/a
       12/31/99                    1.22            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND II

       12/31/03                    0.85            n/a               n/a
       12/31/02                    0.74            n/a               n/a
       12/31/01                    1.04            n/a               n/a
       12/31/00                    1.53            n/a               n/a
       12/31/99                    1.26            n/a               n/a

--------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND

       12/31/03           $ 7.48       $ 0.11         $ 1.34         $ 1.45           $  1.34           $    -
       12/31/02             8.65         0.20          (1.25)         (1.05)            (0.12)               -
       12/31/01             9.54         0.29          (0.92)         (0.63)            (0.17)           (0.09)
   01/26(a)-12/31/00       10.00         0.27          (0.73)         (0.46)                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND I

       12/31/03             9.48         0.10           1.58           1.68             (0.25)               -
       12/31/02            10.54         0.10          (0.99)         (0.89)            (0.17)               -
       12/31/01            11.83         0.08          (0.65)         (0.57)            (0.34)           (0.38)
       12/31/00            12.45         0.11          (0.31)         (0.20)            (0.23)           (0.19)
       12/31/99            10.47        (0.06)          2.10           2.04             (0.06)               -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND II

       12/31/03             7.86         0.19           1.44           1.63             (0.18)               -
       12/31/02             9.21         0.15          (1.32)         (1.17)            (0.18)               -
       12/31/01            10.07         0.12          (0.83)         (0.71)            (0.15)               -
       12/31/00            11.01         0.16          (0.80)         (0.64)            (0.30)               -
       12/31/99             9.54         0.06           1.48           1.54             (0.07)               -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

       12/31/03             8.66         0.03           1.88           1.91             (0.03)           (0.02)
   01/15(a)-12/31/02       10.00         0.07          (1.41)         (1.34)                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

       12/31/03             7.84         0.03           2.39           2.42                 -                -
   01/15(a)-12/31/02       10.00         0.01          (2.17)         (2.16)                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

       12/31/03             8.25         0.03           2.15           2.18             (0.02)           (0.02)
   01/15(a)-12/31/02       10.00         0.05          (1.80)         (1.75)                -                -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

       12/31/03             7.35         0.01           2.19           2.20                 -                -
       12/31/02             9.58            -          (2.22)         (2.22)            (0.01)               -
       12/31/01            12.59        (0.05)         (1.67)         (1.72)            (0.31)           (0.98)
       12/31/00            15.56        (0.21)         (2.17)         (2.38)            (0.17)           (0.42)
       12/31/99            10.75        (0.16)          5.02           4.86             (0.05)               -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND II

       12/31/03             6.99         0.01           1.96           1.97             (0.01)               -
       12/31/02             9.86         0.01          (2.50)         (2.49)            (0.01)           (0.37)
       12/31/01            12.46         0.02          (1.62)         (1.60)            (0.28)           (0.72)
       12/31/00            14.44        (0.17)         (1.45)         (1.62)            (0.07)           (0.29)
       12/31/99            10.36        (0.05)          4.15           4.10             (0.02)               -

---------------------------------------------------------------------------------------------------------------------



                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND

       12/31/03             $   -        $ 8.84       19.40 %    $ 15,679       13.17 %      0.20 %
       12/31/02                 -          7.48      (12.16)       14,157       26.25        0.20
       12/31/01                 -          8.65       (6.60)       15,495       49.04        0.20
   01/26(a)-12/31/00            -          9.54       (4.60)        8,737       18.17        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND I

       12/31/03                 -         10.91      17.75        402,322        2.24        0.20
       12/31/02                 -          9.48      (8.48)       227,833       31.43        0.20
       12/31/01                 -         10.54      (4.78)       187,495       49.46        0.20
       12/31/00                 -         11.83      (1.55)       139,701       25.30        0.20
       12/31/99                 -         12.45      19.52         72,998       12.96        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND II

       12/31/03                 -          9.31      20.72         14,019       21.86        0.20
       12/31/02                 -          7.86     (12.74)        12,596       38.86        0.20
       12/31/01                 -          9.21      (7.00)        13,202       66.63        0.20
       12/31/00                 -         10.07      (5.77)         9,867       25.52        0.20
       12/31/99                 -         11.01      16.14          6,513       55.32        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

       12/31/03                 -         10.52      22.08         36,421        6.64        0.20
   01/15(a)-12/31/02            -          8.66     (13.40)        14,213       26.04        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

       12/31/03                 -         10.26      30.93          7,629       11.61        0.20
   01/15(a)-12/31/02            -          7.84     (21.60)         1,969       46.56        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

       12/31/03                 -         10.39      26.48         10,017       22.32        0.20
   01/15(a)-12/31/02            -          8.25     (17.50)         4,460       18.99        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

       12/31/03                 -          9.55      29.94         51,344        9.22        0.20
       12/31/02                 -          7.35     (23.21)        31,372       41.22        0.20
       12/31/01                 -          9.58     (13.69)        41,038       75.09        0.20
       12/31/00                 -         12.59     (15.27)        40,471       28.62        0.20
       12/31/99                 -         15.56     145.25         18,680       41.60        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND II

       12/31/03                 -          8.95      28.12          1,560       16.30        0.20
       12/31/02                 -          6.99     (25.19)         1,510       22.62        0.20
       12/31/01                 -          9.86     (12.85)         2,825       53.36        0.20
       12/31/00                 -         12.46     (11.18)         3,475       17.61        0.20
       12/31/99                 -         14.44     139.61            946      202.45        0.20

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------




                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND

       12/31/03                   1.27 %          n/a %             n/a %
       12/31/02                   1.04            n/a               n/a
       12/31/01                   1.78            n/a               n/a
   01/26(a)-12/31/00              4.79            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND I

       12/31/03                   1.79            n/a               n/a
       12/31/02                   1.75            n/a               n/a
       12/31/01                   2.42            n/a               n/a
       12/31/00                   3.53            n/a               n/a
       12/31/99                   3.97            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CONSERVATIVE GROWTH FUND II

       12/31/03                   2.04            n/a               n/a
       12/31/02                   2.02            n/a               n/a
       12/31/01                   2.47            n/a               n/a
       12/31/00                   3.03            n/a               n/a
       12/31/99                   3.31            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

       12/31/03                   0.90            n/a               n/a
   01/15(a)-12/31/02              1.87            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

       12/31/03                   0.65            n/a               n/a
   01/15(a)-12/31/02              0.25            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

       12/31/03                   0.76            n/a               n/a
   01/15(a)-12/31/02              1.30            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

       12/31/03                   0.09            n/a               n/a
       12/31/02                   0.00            n/a               n/a
       12/31/01                   0.06            n/a               n/a
       12/31/00                   0.56            n/a               n/a
       12/31/99                  (0.09)           n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND II

       12/31/03                   0.07            n/a               n/a
       12/31/02                   0.04            n/a               n/a
       12/31/01                   0.08            n/a               n/a
       12/31/00                   0.71            n/a               n/a
       12/31/99                   0.00            n/a               n/a

-------------------------------------------------------------------------
-------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND I

       12/31/03           $ 7.45       $ 0.01         $ 2.19          $ 2.20           $    -            $        -
       12/31/02             9.73            -          (2.27)          (2.27)           (0.01)                    -
       12/31/01            12.59        (0.06)         (1.73)          (1.79)           (0.26)                (0.81)
       12/31/00            15.21        (0.18)         (1.96)          (2.14)           (0.15)                (0.33)
       12/31/99            10.64        (0.18)          4.77            4.59            (0.02)                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND II

       12/31/03             6.63         0.01           1.79            1.80            (0.01)                    -
       12/31/02             9.33         0.01          (2.44)          (2.43)           (0.02)                (0.25)
       12/31/01            11.89         0.02          (1.72)          (1.70)           (0.24)                (0.62)
       12/31/00            13.67        (0.11)         (1.31)          (1.42)           (0.10)                (0.26)
       12/31/99            10.04        (0.05)          3.69            3.64            (0.01)                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND

       12/31/03             6.54         0.08           1.58            1.66            (0.05)                    -
       12/31/02             8.03         0.14          (1.54)          (1.40)           (0.09)                    -
       12/31/01             9.19         0.27          (1.12)          (0.85)           (0.16)                (0.15)
   01/13(a)-12/31/00       10.00         0.17          (0.98)          (0.81)               -                     -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

       12/31/03             9.25         0.08           1.93            2.01            (0.19)                    -
       12/31/02            10.70         0.08          (1.41)          (1.33)           (0.12)                    -
       12/31/01            12.37         0.01          (0.92)          (0.91)           (0.32)                (0.44)
       12/31/00            13.42         0.03          (0.62)          (0.59)           (0.21)                (0.25)
       12/31/99            10.63        (0.11)          2.95            2.84            (0.05)                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND II

       12/31/03             7.85         0.14           1.67            1.81            (0.12)                    -
       12/31/02             9.44         0.11          (1.57)          (1.46)           (0.13)                    -
       12/31/01            11.22         0.11          (1.18)          (1.07)           (0.28)                (0.43)
       12/31/00            12.49         0.06          (0.88)          (0.82)           (0.17)                (0.28)
       12/31/99            10.22         0.05           2.28            2.33            (0.06)                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND I

       12/31/03             7.62            -           2.33            2.33                -                     -
       12/31/02             9.93            -          (2.30)          (2.30)           (0.01)                    -
       12/31/01            13.08        (0.04)         (1.76)          (1.80)           (0.28)                (1.07)
       12/31/00            16.61        (0.29)         (2.56)          (2.85)           (0.18)                (0.50)
       12/31/99            11.19        (0.21)          5.68            5.47            (0.04)                (0.01)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND II

       12/31/03             7.08            -           2.01            2.01                -                     -
       12/31/02             9.49            -          (2.40)          (2.40)           (0.01)                    -
       12/31/01            12.45         0.07          (1.56)          (1.49)           (0.36)                (1.11)
       12/31/00            15.37        (0.07)         (1.91)          (1.98)           (0.22)                (0.72)
       12/31/99            10.80        (0.07)          4.65            4.58                -                 (0.01)

-----------------------------------------------------------------------------------------------------------------------




                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND I

       12/31/03               $ -        $  9.65       29.55 %    $ 175,618      7.74 %      0.20 %
       12/31/02                 -           7.45      (23.34)       105,130     36.47        0.20
       12/31/01                 -           9.73      (14.31)       145,413     76.59        0.20
       12/31/00                 -          12.59      (14.06)       135,523     28.83        0.20
       12/31/99                 -          15.21       43.19         60,879     34.62        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND II

       12/31/03                 -           8.42       27.15          6,439     17.51        0.20
       12/31/02                 -           6.63      (26.08)         5,447     36.35        0.20
       12/31/01                 -           9.33      (14.38)         9,472     74.49        0.20
       12/31/00                 -          11.89      (10.35)        11,243     18.49        0.20
       12/31/99                 -          13.67      136.29          4,733     59.07        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND

       12/31/03                 -           8.15       25.45         28,800     12.31        0.20
       12/31/02                 -           6.54      (17.37)        25,504     33.35        0.20
       12/31/01                 -           8.03       (9.32)        34,317     40.65        0.20
   01/13(a)-12/31/00            -           9.19       (8.10)        21,489     14.96        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

       12/31/03                 -          11.07       21.73        609,887      3.33        0.20
       12/31/02                 -           9.25      (12.40)       331,543     32.67        0.20
       12/31/01                 -          10.70       (7.34)       298,741     59.64        0.20
       12/31/00                 -          12.37       (4.35)       222,052     19.23        0.20
       12/31/99                 -          13.42       26.74        110,608     17.15        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND II

       12/31/03                 -           9.54       23.12         19,332     21.87        0.20
       12/31/02                 -           7.85      (15.51)        16,473     41.52        0.20
       12/31/01                 -           9.44       (9.48)        17,900     62.10        0.20
       12/31/00                 -          11.22       (6.57)        17,884     18.92        0.20
       12/31/99                 -          12.49       22.77         10,450     38.38        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND I

       12/31/03                 -           9.95       30.58         60,193     13.41        0.20
       12/31/02                 -           7.62      (23.20)        42,128     39.74        0.20
       12/31/01                 -           9.93      (13.73)        58,358     92.20        0.20
       12/31/00                 -          13.08      (17.16)        57,841     29.95        0.20
       12/31/99                 -          16.61      148.86         23,588    141.89        0.20

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND II

       12/31/03                 -           9.09       28.41          2,119      7.56        0.20
       12/31/02                 -           7.08      (25.32)         1,898     26.06        0.20
       12/31/01                 -           9.49      (11.97)         1,159     57.87        0.20
       12/31/00                 -          12.45      (12.86)         4,395     21.22        0.20
       12/31/99                 -          15.37      142.42          3,122    145.99        0.20

-------------------------------------------------------------------------------------------------------


                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND I

       12/31/03                  0.18 %          n/a %             n/a %
       12/31/02                  0.02            n/a               n/a
       12/31/01                  0.09            n/a               n/a
       12/31/00                  0.52            n/a               n/a
       12/31/99                 (0.01)           n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P EQUITY GROWTH FUND II

       12/31/03                  0.17            n/a               n/a
       12/31/02                  0.11            n/a               n/a
       12/31/01                  0.13            n/a               n/a
       12/31/00                  0.62            n/a               n/a
       12/31/99                  0.20            n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND

       12/31/03                  0.99            n/a               n/a
       12/31/02                  0.62            n/a               n/a
       12/31/01                  1.29            n/a               n/a
   01/13(a)-12/31/00             3.68            n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

       12/31/03                  1.40            n/a               n/a
       12/31/02                  1.26            n/a               n/a
       12/31/01                  1.66            n/a               n/a
       12/31/00                  2.61            n/a               n/a
       12/31/99                  2.99            n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND II

       12/31/03                  1.59            n/a               n/a
       12/31/02                  1.38            n/a               n/a
       12/31/01                  1.46            n/a               n/a
       12/31/00                  2.15            n/a               n/a
       12/31/99                  2.15            n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH I

       12/31/03                  0.03            n/a               n/a
       12/31/02                 (0.04)           n/a               n/a
       12/31/01                  0.07            n/a               n/a
       12/31/00                  0.54            n/a               n/a
       12/31/99                 (0.13)           n/a               n/a

------------------------------------------------------------------------
------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH II

       12/31/03                  0.00            n/a               n/a
       12/31/02                  0.02            n/a               n/a
       12/31/01                  0.05            n/a               n/a
       12/31/00                  0.59            n/a               n/a
       12/31/99                 (0.07)           n/a               n/a

------------------------------------------------------------------------

------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                                             Investment Operations
                                   ---------------------------------------------                     Distributions from
                         Net Asset ---------------------------------------------                      Net Realized
                           Value        Net       Net Realized      Total from     Distributions from   Gains on
                         Beginning  Investment    & Unrealized      Investment     Net Investment      Investment
     Period Ended        of Period  Income (Loss) Gains (Losses)     Operations         Income         Transactions
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

       12/31/03           $  9.55       $ 0.15         $ 1.48         $ 1.63         $     (0.22)       $     -
       12/31/02             10.30         0.02          (0.77)         (0.75)                  -              -
       12/31/01             10.58         0.21          (0.26)         (0.05)              (0.19)         (0.04)
       12/31/00             10.11         0.36           0.46           0.82               (0.35)             -
       12/31/99             10.38         0.28          (0.27)          0.01               (0.28)             -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS GLOBAL BOND FUND

       12/31/03             10.63         0.49           0.95           1.44               (0.52)         (0.15)
       12/31/02             10.41         0.65           0.22           0.87               (0.65)             -
       12/31/01             10.37         0.68           0.01           0.69               (0.65)             -
       12/31/00             10.25         0.68           0.06           0.74               (0.62)             -
       12/31/99             10.67         0.62          (0.42)          0.20               (0.62)             -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

       12/31/03              6.98         0.75           1.05           1.80               (0.75)             -
       12/31/02              7.42         0.87          (0.44)          0.43               (0.87)             -
       12/31/01              7.67         0.65          (0.24)          0.41               (0.66)             -
       12/31/00              8.71         0.64          (1.05)         (0.41)              (0.63)             -
       12/31/99              9.59         0.71          (0.88)         (0.17)              (0.71)             -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

       12/31/03             11.89         0.45          (0.31)          0.14               (0.42)         (0.14)
       12/31/02             11.17         0.42           0.86           1.28               (0.42)         (0.14)
       12/31/01             10.96         0.50           0.25           0.75               (0.49)         (0.05)
       12/31/00             10.36         0.60           0.59           1.19               (0.59)             -
       12/31/99             11.15         0.51          (0.79)         (0.28)              (0.51)             -

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

       12/31/03             12.85         0.02           3.90           3.92                   -              -
       12/31/02             16.78         0.01          (3.92)         (3.91)              (0.02)             -
       12/31/01             18.74         0.02          (1.94)         (1.92)                  -          (0.04)
       12/31/00             21.70            -          (0.11)         (0.11)              (0.01)         (2.84)
       12/31/99             19.06         0.03           4.12           4.15               (0.03)         (1.48)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

       12/31/03             18.05        (0.12)          7.08            6.96                   -         (0.12)
       12/31/02             23.12        (0.15)         (4.92)          (5.07)                  -             -
       12/31/01             23.47        (0.13)         (0.22)          (0.35)                  -             -
       12/31/00             23.71        (0.04)          1.67            1.63                   -         (1.87)
       12/31/99             20.43        (0.05)          4.93            4.88                   -         (1.60)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

       12/31/03              9.22         0.06           2.70            2.76               (0.06)            -
       12/31/02             11.11         0.09          (1.96)          (1.87)                  -         (0.02)
       12/31/01             11.14         0.08           0.01            0.09               (0.08)        (0.04)
   05/01(a)-12/31/00        10.00         0.09           1.16            1.25               (0.09)        (0.02)

---------------------------------------------------------------------------------------------------------------------




                                                           Supplemental Data
                                                 ----------------------------------------
                                                 ----------------------------------------    Ratio of
                                      Net Asset               Net Assets,                  Expenses to
                          Return of   Value, End    Total    End of Period    Portfolio    Average Net
     Period Ended          Capital    of Period   Return(b)  (in thousands) Turnover (d)   Assets (c)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

       12/31/03            $ -        $ 10.96      17.05 %    $ 18,640          24.48 %      0.90 %
       12/31/02              -           9.55      (7.28)       15,453          29.32        0.90
       12/31/01              -          10.30      (0.52)       18,097          46.03        0.93 (e)
       12/31/00              -          10.58       8.20        12,597          26.67        0.90
       12/31/99              -          10.11       0.09         7,517          59.53        0.90

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS GLOBAL BOND FUND

       12/31/03              -          11.40      13.53       197,923          61.03        0.95
       12/31/02              -          10.63       8.38       125,881          83.34        0.95
       12/31/01              -          10.41       6.71       123,310          86.36        0.98 (f)
       12/31/00              -          10.37       7.28       116,654          93.13        0.95
       12/31/99              -          10.25       1.87        81,061          98.01        0.95

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

       12/31/03              -           8.03      25.79        19,464          71.74        0.90
       12/31/02              -           6.98       5.76        17,079          77.04        0.90
       12/31/01              -           7.42       5.33        20,220          48.73        0.90
       12/31/00              -           7.67      (4.67)       16,437          35.52        0.90
       12/31/99              -           8.71      (1.76)       10,690          31.39        0.90

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

       12/31/03              -           11.47      1.18       257,274          43.56        0.78
       12/31/02              -           11.89     11.47       304,265          35.72        0.78
       12/31/01              -           11.17      6.92       226,275          69.10        0.82 (g)
       12/31/00              -           10.96     11.50       138,122          49.09        0.80
       12/31/99              -           10.36     (2.50)      106,329         122.72        0.80

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

       12/31/03              -           16.77     30.54       474,046          36.37        0.92
       12/31/02              -           12.85    (23.33)      316,367          46.16        0.92
       12/31/01              -           16.78    (10.23)      474,105          63.38        0.92
       12/31/00              -           18.74     (0.34)      411,855          77.19        0.92
       12/31/99              -           21.70     21.77       351,338          61.45        0.93

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

       12/31/03              -           24.89     38.60       379,541          42.89        1.03
       12/31/02              -           18.05    (21.93)      248,327          42.22        1.03
       12/31/01              -           23.12     (1.49)      366,028          44.26        1.02
       12/31/00              -           23.47      7.16       419,796          47.90        1.02
       12/31/99              -           23.71     24.01       286,502          56.68        1.03

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

       12/31/03              -           11.92    129.97       404,470          28.06        1.00
       12/31/02              -            9.22    (16.84)      220,106          38.21        1.00
       12/31/01              -           11.11    110.78       216,408          42.29        1.00
   05/01(a)-12/31/00         -           11.14    112.54        26,446          44.84        1.00

-----------------------------------------------------------------------------------------------------



                                          Assuming No Expense Reimburse-
                                           ment or Fees Paid Indirectly
                                         --------------------------------
                                         --------------------------------
                           Ratio of Net                     Ratio of Net
                            Investment      Ratio of         Investment
                           Income (Loss)  Expenses to       Income (Loss)
                            to Average     Average Net       to Average
     Period Ended           Net Assets (c) Assets (c)        Net Assets (c)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

       12/31/03                    1.64 %          n/a %             n/a %
       12/31/02                    2.05            n/a               n/a
       12/31/01                    2.46            n/a               n/a
       12/31/00                    3.91            n/a               n/a
       12/31/99                    3.54            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/SALOMON BROTHERS GLOBAL BOND FUND

       12/31/03                    5.03            n/a               n/a
       12/31/02                    6.22            n/a               n/a
       12/31/01                    6.46            n/a               n/a
       12/31/00                    7.42            n/a               n/a
       12/31/99                    7.22            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

       12/31/03                    8.47            n/a               n/a
       12/31/02                    8.88            n/a               n/a
       12/31/01                    8.54            n/a               n/a
       12/31/00                    9.17            n/a               n/a
       12/31/99                    8.74            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

       12/31/03                    3.26            n/a               n/a
       12/31/02                    4.26            n/a               n/a
       12/31/01                    5.09            n/a               n/a
       12/31/00                    6.06            n/a               n/a
       12/31/99                    5.45            n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

       12/31/03                    0.14             0.95             0.11
       12/31/02                    0.06             0.94             0.04
       12/31/01                    0.12             0.92             0.12
       12/31/00                    0.03             0.92             0.02
       12/31/99                    0.16             n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

       12/31/03                   (0.60)            1.04            (0.61)
       12/31/02                   (0.67)            1.04            (0.68)
       12/31/01                   (0.56)            1.03            (0.57)
       12/31/00                   (0.20)           n/a               n/a
       12/31/99                   (0.28)           n/a               n/a

--------------------------------------------------------------------------
--------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

       12/31/03                    1.05             1.02             1.03
       12/31/02                    0.97             1.02             0.95
       12/31/01                    0.93             1.02             0.91
   05/01(a)-12/31/00               1.47             1.01             1.46

--------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.90%
(f)  The ratio of net operating expenses was 0.95%
(g)  The ratio of net operating expenses was 0.79%

                                   PROSPECTUS

                                   MAY 1, 2004

                                JNL SERIES TRUST

You can find more information about the Trust in:

         o The Trust's STATEMENT OF ADDITIONAL INFORMATION (SAI) dated May 1, 2004, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

         o The Trust's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling (800) 766-4683 (toll-free), or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.

                            The Trust's SEC file number is: 811-8894


--------

1 MSCI EAFE is a trademark of Morgan Stanley Capital International, Inc., and has been licensed for use by Mellon Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by the Morgan Stanley Capital International, Inc., and Morgan Stanley Capital International, Inc. makes no representation regarding the advisability of investing in the Fund.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004

                                JNL SERIES TRUST



================================================================================
         This Statement of Additional Information (the "SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus dated May 1, 2004 (the "Prospectus"). Not all Funds described in this SAI may be available for investment in each variable annuity contract or variable life insurance policy offered by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York. The financial statements of the JNL Series Trust for the year ended December 31, 2003 are incorporated by reference (which means they legally are a part of this SAI) from the Trust's Annual/Semi-Annual Reports to shareholders. The Prospectus and Annual/Semi-Annual Reports may be obtained at no charge by calling (800) 766-4683, or writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002.
================================================================================





                                TABLE OF CONTENTS

 General Information and History                                        2
 Common Types of Investments and Management Practices                   2
 Additional Risk Considerations                                        21
 Investment Restrictions Applicable to all Funds                       26
 Trustees and Officers of the Trust                                    36
 Principal Holders of the Trust's Shares                               41
 Investment Adviser, Sub-Advisers and Other Service Providers          49
 Purchases, Redemptions and Pricing of Shares                          76
 Description of Shares; Voting Rights; Shareholder Inquiries           78
 Tax Status                                                            80
 Financial Statements                                                  81
 Appendix A - Ratings of Investments                                  A-1

                         GENERAL INFORMATION AND HISTORY

     The JNL Series Trust (the "Trust") is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated June 1, 1994. The Trust offers shares in separate Funds, each with its own investment objective.

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

     This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund's investment objective(s) and policies described in the Prospectus and in this SAI.

ASSET-BACKED SECURITIES. A Fund may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, commercial and residential mortgages and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. A sub-adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, a Fund may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

     Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

BANK OBLIGATIONS. A Fund may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

BORROWING AND LENDING. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that JNL/AIM Small Cap Growth Fund and JNL/AIM Large Cap Growth Fund each may borrow up to 33 1/3% of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.

A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

BRADY BONDS. A Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future, including Panama and Peru.

     Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted to at least one year's interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: 1) the collateralized repayment of principal at final maturity; 2) the collateralized interest payments; 3) the uncollateralized interest payments; and
(4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

     Investments in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due in accord with the terms of the debt.

CASH POSITION. A Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. The Funds also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds. For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

COLLATERALIZED DEBT OBLIGATIONS. The Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds' prospectuses (E.G., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A Fund may invest in CMOs, which are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accord with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issue, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives. Depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

     The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

COMMERCIAL PAPER. A Fund may invest in commercial paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs. Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

COMMON AND PREFERRED STOCKS. A Fund may invest in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

CONVERTIBLE AND EXCHANGEABLE SECURITIES. A Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price increase in its underlying stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

     A convertible security usually is issued by either an operating company or by an investment bank. When issued by an operating company, a convertible security usually will be senior in the issuer's capital structure to common stock, but subordinate to other types of fixed income securities issued by that company. If and when the convertible security is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of, and is convertible through, the investment bank (or a special purpose entity created by the investment bank for such purpose). The issuer of a convertible security may be important in determining the security's value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and upon conditions established at the time of issue.

     Exchangeable securities often are issued by a company divesting a holding in another company. The primary difference between an exchangeable security and a traditional convertible security is the issuing company is different from the company that is the issuer of the underlying equity security into which the exchangeable security may be converted.

EVENT-LINKED BONDS. A Fund may invest in event-linked bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds also may expose a Fund to certain unanticipated risks including issuer (credit) risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risks.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

DEPOSITORY RECEIPTS. American Depositary Receipts ("ADRs") typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depository receipts may or may not be denominated in the same currency as the underlying securities which they represent.

     Depositary receipts may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and unsponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent a Fund invests in depositary receipts of an unsponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

     Depositary receipts involve many of the same risks as direct investments in foreign securities, described below.

DIVERSIFICATION. Certain of the Funds are diversified companies, as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). A Fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by:

     o    cash and cash items (including receivables);

     o    government securities;

     o    securities of other investment companies; and

     o other securities limited in respect to any one issuer to not more than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

     These percentage limitations are measured at the time that a Fund acquires a security, and a Fund will not lose its diversification status if the Fund's holdings exceed these percentages because of post-acquisition changes in security prices.

EXCHANGE TRADED FUNDS. Exchange traded funds ("ETFs") are funds, unit investment trusts or depository receipts that hold portfolios of stocks that closely track the performance and dividend yield of a specific index. Currently, the types of indices sought to be replicated by ETFs included domestic equity indices, fixed-income indices, sector indices and foreign or international indices. ETF shares are traded on exchanges and are traded and priced throughout the trading day. ETFs permit an investor to purchase a selling interest in a portfolio of stocks throughout the trading day. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Funds' purchase of ETF shares are subject to the limitations on and the risks of a Funds' investment in other investment companies, which are described below.

EQUITY SWAPS. Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to an equity swap contract typically will be a bank, investment banking firm or broker-dealer. The counterparty generally will agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in specified equity securities, plus the dividends that would have been received on those equity securities. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such equity securities. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the equity securities less the interest paid by the Fund on the notional amount.

     A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that are contractually obligated to be made. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund will not treat them as being subject to the Fund's borrowing restrictions.

FIXED-INCOME SECURITIES. A Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund. In general, fixed income securities represent a loan on money by the purchaser to the issuer. A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time or at a specified date, called "maturity." The security issuer typically must meet its obligations associated with its outstanding fixed income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition. Bonds, notes and commercial paper are typical types of fixed income securities, differing in the length of the issuer's repayment schedule.

     The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer. The value of fixed income securities generally rises when interest rates fall, and fall when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

ADJUSTABLE AND FLOATING RATE OBLIGATIONS. The Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds. The Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. See also the discussion of "Variable Rate Securities" below.

FOREIGN CURRENCY TRANSACTIONS. A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:

     LOCK IN. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     DIRECT HEDGE. If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the sub-adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

     PROXY HEDGE. A Fund might choose to use a "proxy" hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

FOREIGN SECURITIES. A Fund may invest in foreign securities. Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as ADRs). Such investments increase a Fund's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

FUTURES AND OPTIONS. Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities. A Fund may buy or sell "regulated" futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign over-the-counter or inter-dealer markets.

     Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Fund's income.

     The Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, in accord with regulations adopted by the Commodity Futures Trading Commission (CFTC), a Fund will employ such techniques only for:
(1) hedging purposes; or (2) otherwise, to the extent that (i) aggregate initial margin and required premiums do not exceed 5 percent of the Fund's net assets; or (ii) the "notional" amount of such contracts does not exceed the net assets of the Fund.

In addition, the JNL/FMR Capital Growth Fund and the JNL/FMR Balanced Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Fund's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

HIGH-YIELD BONDS. A Fund may invest its assets in fixed-income securities offering high current income that are in the lower-rated categories of recognized rating agencies or, if not rated, considered to be of comparable quality. Investments in lower-rated fixed income securities involve greater risk than investments in higher-rated ("investment grade") securities. High-yield bonds are commonly referred to as "junk bonds."

     High-yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high-yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

     The analysis of the creditworthiness of issuers of lower-rated fixed income securities may be more complex and uncertain than for issuers of higher-rated securities, and the use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. A Fund may not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Fund deems it in the best interest of shareholders.

HYBRID INSTRUMENTS. A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

ILLIQUID SECURITIES. A Fund may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933) not determined to be liquid in accord with guidelines established by the Trust's Board of Trustees; over-the-counter (OTC) options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions. See the description of the Funds' investment restrictions below for more information about the Funds' policies with respect to investments in illiquid securities.

     Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds' shares.

INFLATION-INDEXED BONDS. A Fund may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price-Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

INVESTMENT COMPANIES. A Fund may invest in investment companies, including other Funds of the Trust, to the extent permitted under the 1940 Act, including unaffiliated money market funds. A Fund may invest cash balances in shares of investment companies, including other Funds of the Trust, which are money market funds managed by the Trust's investment adviser or its affiliates. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

MORTGAGE-BACKED SECURITIES. A Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-backed security held by a Fund are passed through to the Fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may raise or lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments. Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments.). The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In the case of privately-issued mortgage-related and asset-backed securities, the Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

MORTGAGE DOLLAR ROLLS AND U.S. TREASURY ROLLS. A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. A Fund may only enter into covered rolls. A "covered roll" is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction. At the time a Fund enters into a "covered roll," it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     In a U.S. Treasury roll, a Fund sells U.S. Treasury securities and buys back "when issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when issued" U.S. Treasury security. A Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio. During the period before the settlement date of a U.S. Treasury roll, the Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date. A Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement. However, to minimize this risk, the Funds intend to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

PARTICIPATIONS AND ASSIGNMENTS. A Fund may invest in fixed- and floating-rate loans (Loans) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (Lenders). A Fund may invest in such Loans in the form of participations in Loans (Participations) and assignments of all or a portion of Loans from third parties (Assignments). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the sub-adviser to be creditworthy. When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

     A Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, such instruments could be resold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Funds currently treat investments in Participations and Assignments as illiquid for purposes of their limitations on investment in illiquid securities. However, the Trustees may in the future adopt guidelines for determining whether Assignments and Loan Participations are liquid or illiquid.

PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may purchase the securities of passive foreign investment companies. A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income. In addition to bearing their proportionate share of the Trust's annual operating expenses, shareholders will also indirectly bear similar expenses of such investment companies.

PORTFOLIO TURNOVER. A Fund may engage in short-term transactions if such transactions further its investment objective. A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

REAL ESTATE INVESTMENT TRUSTS (REITS). REITs are pooled investment vehicles whose assets consist primarily of interests in real estate and real estate loans. The REITs in which a Fund may invest include equity REITs, which own real estate properties and realize income from rents and gain or loss from the sale of real estate interests, and mortgage REITs, which make construction, development and long-term mortgage loans and realize income from interest payments on loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, heavy cash flow dependency, self-liquidation, failure to qualify as a "pass-through" entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified. REITs (especially mortgage REITs) are subject to interest rate risk.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. A Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

     The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

     When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

SECURITIES LENDING. Lending portfolio securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must deposit acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines. A Fund may reinvest any cash collateral in money market investments or other short-term liquid investments. A Fund retains authority to terminate any of its loans at any time. A Fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the investment of cash held as collateral. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

SHORT SALES. A Fund may sell securities short. A short sale is the sale of a security the Fund does not own. If a Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale. A short sale is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Fund engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security sold short goes up, the Fund will have to buy it back at that higher price resulting in a loss to the Fund, to make good on the borrowing.

SHORT-TERM CORPORATE DEBT SECURITIES. A Fund may invest in short-term corporate debt securities. These are non-convertible corporate debt securities (E.G., bonds, debentures or notes) which have one year or less remaining to maturity. Short-term corporate debt securities may have fixed, variable, or floating rates.

STANDARD & POOR'S DEPOSITORY RECEIPTS (SPDRS). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index. The SPDR Trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

STRIPPED MORTGAGE-BACKED SECURITIES. A Fund may purchase stripped mortgage-backed securities, which may be considered derivative mortgage-backed securities. Stripped mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government or by private entities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-backed securities. Stripped mortgage-backed securities are structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest (IOs, or "interest-only" securities), while the other class will receive all of the principal (POs, or "principal-only" securities). The yield to maturity of such mortgage-backed securities that are purchased at a substantial discount or premium are extremely sensitive to changes in interest rates as well as to the rate of principal payments (including prepayments) on the related underlying mortgage assets.

     As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates.

     The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or AA or is derived from a full faith and credit obligation of an agency or instrumentality of the U.S. government. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

SUPRANATIONAL  AGENCY  SECURITIES.  A Fund may  invest in  securities  issued or
guaranteed  by  certain  supranational   entities,  such  as  the  International
Development Bank.

SPECIAL SITUATIONS. A Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's investment sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

SWAP AGREEMENTS. A Fund may enter into interest rate, index and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements. These transactions are entered into an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower costs to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate "caps," under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate "collars," under which a party sells a "cap" and purchases a "floor" or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

     Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the 1940 Act's restriction concerning issuance by a Fund of senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be construed to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     For purposes of applying the Funds' investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (I.E., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed as to principal and interest by U.S. government agencies or instrumentalities. These securities are distinguished from U.S. government obligations issued by the U.S. Treasury, described below. Government agency and instrumentality securities include securities issued by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities, such as those issued by Ginnie Mae, are supported by the full faith and credit of the U.S. government; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.

U.S. GOVERNMENT OBLIGATIONS. U.S. government obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

VARIABLE RATE SECURITIES. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

     A Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     A Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities.

WARRANTS. A Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase equity securities at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. A Fund may purchase securities on a when-issued or delayed delivery basis ("when-issueds") and may purchase securities on a forward commitment basis ("forwards"). Any or all of a Fund's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risk. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes). During this period, alternative investment options are not available to the Fund to the extent of the segregated cash or liquid assets.

ZERO COUPON, STRIPPED AND PAY-IN-KIND BONDS. Unless otherwise stated herein, a Fund may invest up to 10% of its assets in "zero coupon" bonds or "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. A Fund may also purchase "pay-in-kind" bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

     Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

     Current federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as a Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders. To avoid income or excise tax, a Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned to generate cash sufficient to make such distributions. The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

MONEY MARKET FUND INVESTMENTS

     The JNL/PPM America Money Market Fund will comply with Rule 2a-7, (the "Rule") under the Investment Company Act (the "Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The Rule is applicable to any registered investment company, such as the Fund, which holds itself out as a "money market" fund and which seeks to maintain a stable net asset value per share by either the "amortized cost" or "penny rounding" methods of determining net asset value.

     It is the policy of the Fund to seek to maintain a stable net asset value per share of $1.00. The portfolio investments of the Fund are valued on the basis of their "amortized cost" in accordance with the Rule. This involves valuing an investment at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of the investment of any discount or premium, regardless of the impact of fluctuating interest rates on the fair market value of the investment during the period in which it is held by the Fund prior to its maturity. While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment in the market. The Rule imposes certain diversification, quality and maturity requirements for money market funds in order to reduce the risk the Fund's net asset value per share as determined by the fair market value of the investments held will materially differ from the Fund's net asset value per share determined on the basis of amortized cost. However, there can be no assurance the Fund will be able to maintain a stable net asset value per share of $1.00.

     Pursuant to the Rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, and may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the sub-adviser, pursuant to procedures approved by the Trustees, to present minimal credit risks. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSRO") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSRO"). An unrated security may also be an Eligible Security if the sub-adviser determines that it is of comparable quality to a rated Eligible Security pursuant to the guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix to this Statement of Additional Information. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

     Under the Rule, the Fund may not invest more than five percent of its assets in the securities of any one issuer, other than the U.S. government, its agencies and instrumentalities. A "first tier security" is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. The Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (ii) five percent of its total assets in second tier securities.

                         ADDITIONAL RISK CONSIDERATIONS

EMERGING MARKETS. The risk considerations noted below under "Foreign Securities" may be particularly relevant in the case of investments in developing countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve the same direct currency and liquidity risks as direct investments in foreign securities.

     The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Fund's foreign investments may cause changes in a Fund's share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the
performance  of  a  Fund,   depending  on  the  extent  of  the  Fund's  foreign
investments.

     A Fund may employ certain strategies in order to manage currency exchange rate risks. For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Fund may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Fund anticipates purchasing securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

     These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund's performance depending on the sub-adviser's ability to correctly predict future exchange rates. If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund's return may be lower than if such strategies had not be employed at all.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs. If a sub-adviser seeks to protect a Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include: (i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and
(iv) the possible absence of a liquid secondary market for any particular instrument at any time. Investments in derivative instruments traded on foreign exchanges or in foreign markets also entail the additional risks described above with respect to foreign securities. Foreign derivatives may be standardized contracts traded on a foreign exchange or board of trade, or traded in over-the-counter or inter-dealer markets.

     A Fund may purchase and sell both put and call options on fixed income or other securities, swap agreements or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient cash or liquid assets are segregated to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund also will segregate cash or liquid assets equivalent to the amount, if any, by which the put is "in the money."

HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary. During an economic downturn or a period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the previous major U.S. economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of likely behavior of such investments during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

     A Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly.

HIGH-YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Fund investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See "Foreign Securities.") The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

HYBRID INSTRUMENTS. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures on U.S. exchanges, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

                 INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

FUNDAMENTAL POLICIES. Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

     (1) Each Fund, except the JNL/S&P Conservative Growth Fund I, JNL/S&P Moderate Growth Fund I, JNL/S&P Aggressive Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Core Index 100 Fund, JNL/S&P Core Index 50 Fund, JNL/S&P Core Index 75 Fund, JNL/Lazard Small Cap Value Fund and JNL/Lazard Mid Cap Value Fund, shall be a "diversified company," as such term is defined under the 1940 Act.

     (2) No Fund may invest more than 25% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the value of their respective assets in any particular industry (other than U.S. government securities or shares of the JNL/PPM America Money Market
          Fund). For example, the telecommunications industry is comprised of several services which are considered separate industries by the sub-advisers. Services can include cellular, long distance, paging and messaging, satellite or data and internet. As the telecommunications industry continues to expand, there may be more service industries created.

     (3) No Fund may invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.


     (4) No Fund may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).


     (5) No Fund may lend any security or make any other loan if, as a result, more than 33 1/3% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) No Fund may act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

     (7) No Fund may invest more than 15% of its net assets (10% in the case of the JNL/PPM America Money Market Fund, the JNL/Alger Growth Fund, the JNL/Oppenheimer Global Growth Fund and the JNL/Oppenheimer Growth
          Fund) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

     (8) No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Funds) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's (not applicable to the AIM sub-advised Funds) total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.

OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

FOR EACH FUND, TO THE EXTENT APPLICABLE:

     (a) The Funds intend to comply with the CFTC regulations limiting a Fund's investments in futures and options for non-hedging purposes.

FOR THE JNL/AIM LARGE CAP GROWTH FUND AND JNL/AIM SMALL CAP GROWTH FUND

     (a) The Fund may not deposit or pledge as collateral, more than 10% of its total assets for short sales ("against the box") at any one time.

     (b) The Fund may not invest more than 25% of its net assets in foreign securities.

     (c) The Fund may not invest more than 15% of its net assets in illiquid securities.

     (d) The JNL/AIM Small Cap Growth Fund and JNL/AIM Large Cap Growth Fund may not invest more than 15% of its net assets in REITs.

     (e) The Funds will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Funds will not purchase options if, at any time of the investment, the aggregate premiums paid for the options exceed 5% of the Fund's total assets.

     (f) The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

     (g) The Funds do not intend to invest more than 5% in futures contracts. Additionally, they currently do not intend to invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

FOR THE JNL/ALGER GROWTH FUND:

     (a) At least 85% of the Fund's net assets, under normal market conditions, will be invested in equity securities and at least 65% of its total assets will be invested in the equity securities of companies that, at the time their securities are purchased by the Fund, have a market capitalization of $1 billion or more.

     (b) The Fund may hold up to 15% of its net assets in money market instruments and repurchase agreements.

FOR THE JNL/ALLIANCE CAPITAL GROWTH FUND:

     (a) The Fund may invest up to 25% of its total assets in foreign securities.

FOR THE JNL/EAGLE CORE EQUITY FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, will be invested in U.S. common stocks.

     (b) The Fund may invest up to 20% of its assets in non-investment grade securities.

     (c) The Fund may invest up to 25% of its total assets in foreign securities.

FOR THE JNL/EAGLE SMALLCAP EQUITY FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the equity securities of companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index.

     (b) The Fund may invest up to 5% of its assets in non-investment grade securities.

FOR THE JNL/JPMORGAN INTERNATIONAL VALUE FUND:

     (a) At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index ("SSB PMI Value EPAC Index").

     (b) The Fund may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company.


FOR THE JNL/LAZARD MID CAP VALUE FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in the equity securities of undervalued medium size companies.

     (b) The Fund may invest up to 15% of its total assets in foreign securities.

FOR THE JNL/LAZARD SMALL CAP VALUE FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in the equity securities of undervalued small U.S. companies in the range of the Russell 2000 Index.

     (b) The Fund does not currently intend to invest more than 10% of its total assets in the securities of unseasoned companies.

FOR THE JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in stocks.

FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND:

     (a) The Fund may hold up to 25% of its value in S&P 500 Index futures contracts.

FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND:

     (a) The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stox, Topix, etc.).

FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND:

     (a) Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purposes of the Fund's investment allocations.

FOR THE JNL/OPPENHEIMER GROWTH FUND:

     (a) The Fund may not issue senior securities. However, this does not prohibit certain investment activities that are permitted by the Fund's other policies, including for example, borrowing money, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements.

     (b) The Fund may invest up to 25% of its total assets in foreign securities (American Depository Receipts are not considered foreign securities.)

FOR THE JNL/PIMCO TOTAL RETURN BOND FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in fixed-income securities.

     (b) The Fund may invest up to 10% of its assets in non-investment grade fixed-income securities rated at least B by Moody's or S&P.

     (c) The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. A minimum of 75% of currency exposure will be hedged.

     (d) The Fund may invest up to 10% of its assets in securities of issuers based in emerging markets.

     (e)  The  Fund  may  not  invest  more  than 5% of its  net  assets  in any
          combination  of  inverse  floater,   interest-only  or  principal-only
          securities.

     (f) The Fund may not enter into a swap agreement with a party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

FOR THE JNL/PPM AMERICA BALANCED FUND:

     (a) At least 25% of its assets will be invested, under normal market conditions, in fixed-income securities.

     (b) The Fund may invest up to 35% of its net assets in non-investment grade securities rated at least Ca by Moody's Investors Services, Inc. (Moody's) or CC by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P).

FOR THE JNL/PPM AMERICA HIGH YIELD BOND FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in bonds rated BA or below by Moody's or BB or below by S&P, or if unrated, of comparable quality.

     (b) The Fund may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P.

     (c)  The Fund may invest up to 25% of its assets in foreign securities.

FOR THE JNL/PPM AMERICA MONEY MARKET FUND:

     (a) The Fund may not invest more than 5% of its assets in the securities of any one issuer or invest more than 5% of its assets in securities (other than U.S. government securities and repurchase agreements on such securities) that have not been rated in the highest category by the requisite rating agencies or, if unrated, have not been deemed to be of comparable quality, as determined in accord with Rule 2a-7 under the 1940 Act.

     (b) The Fund may invest more than 25% of its total assets in the domestic banking industry. There are no limitations on investments in U.S. government securities, including obligations issued or guaranteed by its agencies or instrumentalities.

FOR THE JNL/PPM AMERICA VALUE FUND:

     (a) The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

     (b) The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

     (c) The Fund may not make short sales of securities (except short sales against the box).

     (d) The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

     (e) The Fund may not pledge, mortgage, hypothecate or encumber any of its securities except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

     (f) The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.

     (g) The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value all open futures positions held by the Fund may not exceed 50% of its total assets.

FOR THE JNL/PUTNAM EQUITY FUND:

     (a) The Fund normally invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.

     (b)  The Fund may invest up to 20% of its net assets in foreign securities.

FOR THE JNL/PUTNAM INTERNATIONAL EQUITY FUND:

     (a) The Fund normally invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies located in three countries other than the U.S. companies are located outside the U.S. if (1) the are not organized under U.S. law, (2) their principal office is outside the U.S., (3) their securities are principally traded outside the U.S., (4) 50% or more of total revenues come from outside the U.S. or (5) 50% or more of assets are outside the U.S.

FOR THE JNL/PUTNAM VALUE EQUITY FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

     (b) The Fund may invest up to 20% of its total assets in the common stocks of foreign issuers.

FOR THE JNL/SALOMON BROTHERS BALANCED FUND:

     (a) The Fund currently expects that at least 40% of its total assets will be invested, under normal market conditions, in equity securities.

     (b) The Fund may invest up to 20% of its net assets in nonconvertible fixed-income securities rated BA or lower by Moody's or BB or lower by S&P or, if unrated, are determined to be of comparable quality.

     (c) The Fund may invest up to 20% of its total assets in foreign securities.

     (d) The Fund may not invest more than 10% of its assets in repurchase agreements maturing in more than 7 days.

FOR THE JNL/SALOMON BROTHERS HIGH YIELD BOND FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in non-investment grade fixed-income securities.

     (b) The Fund may invest up to 35% of its total assets in the securities of foreign issuers and up to 5% of its total assets in foreign governmental issuers in any one country.

     (c)  The Fund may  invest  up to 10% of its  total  assets  in  either  (i)
          equipment  lease   certificates,   equipment  trust  certificates  and
          conditional sales contracts or (ii) limited partnership interests.

     (d) The Fund may invest up to 10% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with its objective.

     (e) To maintain liquidity, the Fund may invest up to 20% of its assets in cash and/or U.S. dollar-denominated debt securities (short term investments in securities for the forward settlement of trades shall not count for purposes of this policy).

     (f) There may be times when, in the sub-adviser's judgment, conditions in the securities markets would make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders. At such times, the Fund may employ alternative strategies, including investment of a substantial portion of its assets in securities rated higher than 'Baa' by Moody's or 'BBB' by S&P, or of comparable quality.

     (g) In order to maintain liquidity, the Fund may invest up to 20% of its assets in high-quality short-term money market instruments. Such instruments may include obligations of the U.S. government or its agencies or instrumentalities, commercial paper of issuers rated, at the time of purchase, A-2 or better by S&P or P-2 or better by Moody's or which, in the sub-adviser's determination, are of comparable quality; certificates of deposit, banker's acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks), and repurchase agreements with respect to such obligations.


FOR THE JNL/SALOMON BROTHERS STRATEGIC BOND FUND:

     (a) The Fund does not currently intend to invest more than 75% of its assets in non-investment grade securities.

     (b) The Fund may invest up to 20% of its assets in common stock, convertible securities, warrants, preferred stock or other equity securities when consistent with the Fund's objectives.

     (c) To maintain liquidity, the Fund may invest up to 20% of its assets in high-quality, short-term money market instruments (except that the short-term investment in securities for the forward settlement of trades shall not count for purposes of this policy).

     (d) If at some future date, in the opinion of the sub-adviser, adverse conditions prevail in the market for fixed-income securities, the Fund for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments.

     (e) The Fund may not make loans of its portfolio securities with a value in excess of 33 1/3% of its total assets.


FOR THE JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in: U.S. Treasury obligations; obligations issued or guaranteed by agencies or instrumentalities of the U.S. government; mortgage-backed securities guaranteed by Ginnie Mae that are supported by the full faith and credit of the U.S. government; mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; and collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed either by
          (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees them or (ii) the full faith and credit of the U.S. government.

     (b) The Fund may invest up to 20% of its assets in U.S. dollar-denominated non-U.S. government securities rated AAA, AA, A or BBB by S&P or AAA, AA, A or BAA by Moody's, or if unrated, determined to be of comparable quality.

     (c) The Fund may not invest more than 10% of its total assets in obligations of foreign issuers.

     (d) The Fund may not make loans of its portfolio securities with a value in excess of 33 1/3% of its total assets.


FOR EACH OF THE JNL/SELECT  LARGE CAP GROWTH FUND, AND JNL/SELECT  GLOBAL GROWTH
FUND:

     (a) The Fund may not invest more than 35% of its net assets in high-yield/high-risk bonds.

     (b) The Fund may not invest more than 25% of its assets in mortgage- and asset-backed securities.

     (c) The Fund may not invest more than 10% of its assets in zero coupon bonds.


FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND:

     (a) The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

     (b) The Fund may invest up to 10% of its total assets in hybrid instruments.

FOR THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in mid-cap (as defined in the Prospectus) common stocks with above-average earnings growth potential.

     (b) The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

     (c) The Fund may invest up to 10% of its total assets in hybrid instruments.

FOR THE JNL/T. ROWE PRICE VALUE FUND:

     (a) The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

     (b) The Fund may invest up to 10% of its total assets in hybrid instruments.

     (c) The Fund may invest up to 10% of its total assets in high yield fixed income securities ("junk bonds").

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. Unless otherwise indicated, all limitations applicable to Fund investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the funds. The restrictions or operating policies of the funds may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

         (a) A Fund (other than a Fund sub-advised by Standard & Poor's Investment Advisory Services, L.L.C.) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.

RULE 35D-1. Certain of the Funds, as noted immediately above or in the prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

     Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days' written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule. This includes Funds of the Trust with names such as "equity," "stock," "bond," "U.S. government," "small, mid or large-cap," or "high yield," or which refer in the name of the Fund to a particular securities index, but does not include terms connoting a style of investing (as distinguished from a type of security) such as "growth," "value" or "global."

INSURANCE LAW RESTRICTIONS. In connection with the Trust's agreement to sell shares to the separate accounts, Jackson National Asset Management, LLC (JNAM L.L.C. or the Adviser) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                       TRUSTEES AND OFFICERS OF THE TRUST

     The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for each Fund and choose the Trust's officers. As of February 13, 2004, the Board reduced its membership to six Trustees in anticipation of regulatory changes requiring that 75% of the Trustees be disinterested. All of the Trustees also serve as Trustees and Managers for the other investment companies in the Fund Complex (as defined below). Since December 2003, the Trustees met as a consolidated Board for all of the investment companies in the Fund Complex.

     The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.

     For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust (46 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (11 portfolios), and JNLNY Variable Fund I LLC (5 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.




--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------

                                                                                               NUMBER OF
                            CURRENT                                                            PORTFOLIOS IN
                            POSITION                                                           THE FUND COMPLEX   OTHER TRUSTEESHIPS
TRUSTEE/OFFICER (AGE) &     WITH THE       LENGTH OF TIME SERVED   PRINCIPAL OCCUPATION FOR    OVERSEEN BY THE    HELD BY THE
ADDRESS                     TRUST                                  THE PAST 5 YEARS            TRUSTEE            TRUSTEE
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Interested Trustee
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Robert A. Fritts* (55)      Trustee,       8/97 to present         Senior Vice President              62          None
1 Corporate Way             President                              (9/03 to present) and
Lansing, MI 48951           and Chief                              Controller of Jackson
                            Executive                              National Life Insurance
                            Officer                                Company (9/82 to
                                                                   present);
                                                                   Vice
                                                                   President and
                                                                   Controller of
                                                                   Jackson
                                                                   National Life
                                                                   Insurance
                                                                   Company (8/82
                                                                   to 8/03);
                                                                   Trustee or
                                                                   Manager, and
                                                                   (since 12/02)
                                                                   President and
                                                                   Chief
                                                                   Executive
                                                                   Officer, of
                                                                   each other
                                                                   investment
                                                                   company in
                                                                   the Fund
                                                                   Complex.
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Disinterested Trustees
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Michael Bouchard (47)       Trustee        12/03 to present        Sheriff, Oakland County,           62          None
1 Corporate Way                                                    Michigan
Lansing, MI 48951                                                  Senator - State of
                                                                   Michigan
                                                                   (1991 - 1999)
                                                                   Chairman -
                                                                   Financial
                                                                   Services
                                                                   Committee
                                                                   (1/95 - 1/99)
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Michelle Engler (45)        Trustee        12/03 to present        Attorney (1983 to present)         62          Director of
1 Corporate Way                                                    First Lady of the State                        Federal Home Loan
Lansing, MI 48951                                                  of Michigan (1990 - 2002)                      Mortgage
                                                                   Michigan Community                             Corporation
                                                                   Service Commission Chair
                                                                   (1991 - 2000)
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Joseph Frauenheim (69)      Trustee        12/94 to present        Consultant (Banking)               62          None
1 Corporate Way
Lansing, MI 48951
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------






--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------

                                                                                               NUMBER OF
                            CURRENT                                                            PORTFOLIOS IN
                            POSITION                                                           THE FUND COMPLEX   OTHER TRUSTEESHIPS
TRUSTEE/OFFICER (AGE) &     WITH THE       LENGTH OF TIME SERVED   PRINCIPAL OCCUPATION FOR    OVERSEEN BY THE    HELD BY THE
ADDRESS                     TRUST                                  THE PAST 5 YEARS            TRUSTEE            TRUSTEE
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Disinterested Trustees
(CONTINUED)
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Richard McLellan (61)       Trustee        12/94 to present        Member, Dykema Gossett             62          None
1 Corporate Way                                                    PLLC (law firm)
Lansing, MI 48951
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Dominic D'Annunzio (65)     Chairman of    2/2002 to present       Acting Commissioner of             62          None
1 Corporate Way             the Board                              Insurance for the State
Lansing, MI 48951           (2/2004 to                             of Michigan (1/90 to
                            present),                              and 5/90) (8/97 to 5/98)
                            Trustee
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------







--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------

                                                                                               NUMBER OF
                            CURRENT                                                            PORTFOLIOS IN
                            POSITION                                                           THE FUND COMPLEX   OTHER TRUSTEESHIPS
TRUSTEE/OFFICER (AGE) &     WITH THE       LENGTH OF TIME SERVED   PRINCIPAL OCCUPATION FOR    OVERSEEN BY THE    HELD BY THE
ADDRESS                     TRUST                                  THE PAST 5 YEARS            TRUSTEE            TRUSTEE
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
--------------------------- ---------------------- ----------------- ------------------------ --------------------- ----------------
Officers
--------------------------- ---------------------- ----------------- ------------------------ --------------------- ----------------
--------------------------- ---------------------- ----------------- ------------------------ --------------------- ----------------
Mark D. Nerud (37)          Vice President         8/97 to present   Chief Financial             Not Applicable       Not Applicable
225 West Wacker Drive,      Treasurer, and Chief                     Officer (11/00 to
Chicago, IL 60606           Financial Officer                        present) and Managing
                                                                     Board
                                                                     Member of
                                                                     the Adviser
                                                                     (11/00 to
                                                                     11/03);
                                                                     Vice President,
                                                                     Treasurer,
                                                                     Chief Financial
                                                                     Officer of
                                                                     other Investment
                                                                     Companies
                                                                     advised by
                                                                     the Adviser;
                                                                     Vice President -
                                                                     Fund Accounting &
                                                                     Administration
                                                                     of Jackson
                                                                     National
                                                                     Life
                                                                     Insurance
                                                                     Company
                                                                     (1/00 to
                                                                     present)
--------------------------- ---------------------- ----------------- ------------------------ --------------------- ----------------
--------------------------- ---------------------- ----------------- ------------------------ --------------------- ----------------
Susan S. Rhee (32)          Vice President,        1/00 to present   Secretary of the            Not Applicable       Not Applicable
1 Corporate Way             Counsel and Secretary                    Adviser (11/00 to
Lansing, MI 48951                                                    present); Assistant
                                                                     Vice
                                                                     President
                                                                     of Jackson
                                                                     National Life
                                                                     Insurance
                                                                     Company (8/03 to
                                                                     present);
                                                                     Associate General
                                                                     Counsel of
                                                                     Jackson National
                                                                     Life Insurance
                                                                     Company
                                                                     (7/01 to present),
                                                                     Senior
                                                                     Attorney of
                                                                     Jackson National
                                                                     Life Insurance
                                                                     Company
                                                                     (1/00 to 7/01);
                                                                     Goldman,
                                                                     Sachs & Co.
                                                                     (10/99 to
                                                                     12/99); Van
                                                                     Eck Associates
                                                                     Corporation
                                                                     (9/97 to 10/99)
--------------------------- ---------------------- ----------------- ------------------------ --------------------- ----------------

                       COMMITTEES OF THE BOARD OF TRUSTEES

The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Trust's independent auditor, and for the approval of the auditor's fee. The Audit Committee also reviews the Trust's internal controls regarding finance, accounting, legal compliance and the Trust's auditing, accounting and financial processes generally. The Audit Committee also serves as the Trust's "Qualified Legal Compliance Committee", for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the Securities and Exchange Commission. Messrs. Frauenheim, McLellan, Bouchard, D'Annunzio and Mrs. Engler are members of the Audit Committee. Mr. Frauenheim serves as Chair of the Audit Committee. The Audit Committee had 3 meetings in the last fiscal year.

The Pricing Committee oversees the valuation of portfolio securities when there are missing prices, other circumstances requiring determination of fair value of portfolio securities, or pricing errors. As of February 12, 2004, Messrs. Nerud and Fritts are members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.

CERTAIN POSITIONS OF DISINTERESTED TRUSTEES AND THEIR FAMILY MEMBERS

None of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, held any position (other than the disinterested Trustee's position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with: (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund. OWNERSHIP OF TRUSTEES OF SHARES IN THE FUNDS OF THE TRUST

As of December 31, 2003, the Trustees beneficially owned the following interests in shares of the Funds:

------------------------------ ------------------------------------------------------- --------------------------------------


                                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                       SECURITIES IN ALL REGISTERED
                                                                                       INVESTMENT COMPANIES OVERSEEN BY THE
                                                                                       TRUSTEE IN THE FAMILY OF INVESTMENT
TRUSTEE                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND           COMPANIES
------------------------------ ------------------------------------------------------- --------------------------------------
Robert A. Fritts               $1 - $10,000
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
                               JNL/Alger Growth                                        Over $100,000
                               JNL/FMR Capital Growth
                               JNL/Select Large Cap Growth
                               JNL/Select Global Growth
                               JNL/PPM America High Yield Bond
                               JNL/T. Rowe Price Established Growth
                               JNL/T. Rowe Price MidCap Growth
                               JNL/Salomon Brothers Strategic Bond
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
                               $10,001 - $50,000
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
                               JNL/Lazard Small Cap
                               JNL/S&P Aggressive Growth I
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
                               Over $100,000
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
                               JNL/S&P Conservative Growth I
                               JNL/S&P Moderate Growth I
                               JNL/Salomon Brothers U.S. Government & Quality Bond
                               JNL/Putnam International Equity
                               JNL/Eagle Small Cap Equity
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
Michael Bouchard               None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
Michelle Engler                None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
Joseph Frauenheim              None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
Richard McLellan*              JNL/Mellon Capital Management S&P 500 Index             More than $100,000
                               JNL/Mellon Capital Management n S&P 400 MidCap Index
                               JNL/Mellon Capital Management Small Cap Index
                               JNL/Mellon Capital Management Bond Index
------------------------------ ------------------------------------------------------- --------------------------------------
------------------------------ ------------------------------------------------------- --------------------------------------
Dominic D'Annunzio             None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------

* Mr. McLellan owns a Jackson National Life Insurance Company variable annuity under which his investment is allocated to the investment divisions that invest in the Funds.

     As is described in the prospectus, shares in the Funds of the Trust are sold only to Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York and to qualified retirement plans. The beneficial interests of Mr. Fritts in shares of the Funds reflected in the foregoing table are held by him through a qualified retirement plan maintained by Jackson National Life Insurance Company for its officers and employees.

OWNERSHIP BY DISINTERESTED TRUSTEES OF INTERESTS IN CERTAIN AFFILIATES OF THE TRUST

As of December 31, 2003, none of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.

TRUSTEE COMPENSATION

     The Trustee who is an "interested person" receives no compensation from the Trust. Each disinterested Trustee is paid by JNAM L.L.C., as Administrator, an annual retainer of $25,000, as well as a fee of $5,000 for each meeting of the Board of Trustees attended. The Chairman of the Board of Trustees receives an annual retainer of $10,000. Each Trustee receives $2,500 for telephonic meetings. The Chairman of the Board of Trustees receives an annual retainer of $10,000. Each Trustee receives $2,500 for telephonic meetings. The Chair of the Audit Committee receives an additional annual retainer of $5,000 for his services in that capacity. The members of the Audit Committee receive $2,500 for each Audit Committee meeting. The members of the Audit Committee will receive $1,250 for telephonic Audit Committee meetings.

     For the year ended December 31, 2003, the disinterested Trustees received the following fees for service as Trustee:


                                                     PENSION OR RETIREMENT
                                   AGGREGATE       BENEFITS ACCRUED AS PART    ESTIMATED ANNUAL
                                  COMPENSATION                OF                 BENEFITS UPON       TOTAL COMPENSATION FROM
TRUSTEE                            FROM TRUST           TRUST EXPENSES            RETIREMENT       TRUST AND FROM FUND COMPLEX
Joseph Frauenheim                   $30,000                   $0                      $0                     $30,000
Richard McLellan                    $30,000                   $0                      $0                     $30,000
Dominic D'Annunzio                  $30,000                   $0                      $0                     $35,000
Michael Bouchard                     $7,500                   $0                      $0                     $27,500
Michelle Engler                      $7,500                   $0                      $0                     $27,500

Mr. Bouchard and Ms. Engler became Trustees in December 2003.

     Neither the Trust nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

                     PRINCIPAL HOLDERS OF THE TRUST'S SHARES

     As of April 8, 2004, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of the Trust.

     Because shares in the Trust are sold only to Jackson National Life Insurance Company ("JNL"), Jackson National Life Insurance Company of New York ("JNLNY"), certain Funds of the Trust organized as fund of funds, and to certain qualified retirement plans, JNL, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, JNL, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, JNL and JNLNY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accord with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by JNL through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.


     As of April 5, 2004 the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

----------------------------------------- ------------------------------- ---------------------- -------------------
FUND                                      NAME AND ADDRESS                 AMOUNT OF OWNERSHIP     PERCENTAGE OF
                                                                                                    SHARES OWNED
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/AIM LARGE CAP GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                          871,482.631           7.95%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,709,307.069          15.60%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                          919,229.891           8.39%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P MODERATE GROWTH FUND I            Attn: Mark Nerud                        2,638,079.574          24.07%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/ALGER GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,223,094.276           6.61%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P MODERATE GROWTH FUND I            Attn: Mark Nerud                        1,887,644.506          10.20%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/ALLIANCE CAPITAL GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund              Attn: Mark Nerud                          510,890.184           6.45%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/EAGLE CORE EQUITY FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                        1,701,211.090           8.64%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P CONSERVATIVE GROWTH FUND I        Attn: Mark Nerud                        3,528,768.919          17.93%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        1,794,244.481           9.12%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P MODERATE GROWTH FUND I            Attn: Mark Nerud                        5,446,027.325          27.67%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/EAGLE SMALLCAP EQUITY FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                          555,753.874           7.42%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                          797,476.099          10.64%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/LAZARD MID CAP VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                          705,388.173           7.19%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P MODERATE GROWTH FUND I            Attn: Mark Nerud                        1,012,146.361          10.32%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/LAZARD SMALL CAP VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P MODERATE GROWTH FUND I            Attn: Mark Nerud                        1,565,845.689          13.38%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/MELLON CAPITAL MANAGEMENT BOND
INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,272,639.737          13.43%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Core Index 100 Fund               Attn: Mark Nerud                          814,253.762           8.59%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        1,309,389.487          13.82%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED
S&P 50 STOCK INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                        1,163,874.338           5.58%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        2,853,097.944          13.67%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Core Index 100 Fund               Attn: Mark Nerud                        1,244,461.673           5.96%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        1,227,501.746           5.88%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        4,403,232.352          21.10%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/MELLON CAPITAL MANAGEMENT
INTERNATIONAL INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                          969,225.212           6.49%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,188,232.619           7.96%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        1,022,499.916           6.85%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        3,667,838.284          24.58%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500
INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        2,298,615.836           9.88%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        1,418,989.530           6.10%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                        1,083,346.553           7.37%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                          885,363.843           6.02%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        1,142,765.210           7.77%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        2,732,856.082          18.59%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/PIMCO TOTAL RETURN BOND FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        3,791,021.148          12.54%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        4,680,609.599          15.49%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        2,587,712.005           8.35%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        2,369,172.300           7.73%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/PPM AMERICA MONEY MARKET FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                       22,833,363.110          13.32%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                       21,142,902.860          12.34%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/PPM AMERICA VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                          745,856.573           8.91%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,523,666.733          18.20%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                          786,639.775           9.39%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        2,351,473.291          28.08%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/SALOMON BROTHERS BALANCED FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund II       Attn: Mark Nerud                          128,747.758           7.28%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund          Attn: Mark Nerud                          110,018.850           6.22%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund II           Attn: Mark Nerud                          167,854.153           9.49%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund              Attn: Mark Nerud                          171,411.549           9.69%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/SALOMON BROTHERS GLOBAL BOND FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        3,541,429.239          18.07%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        4,250,981.417          21.69%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND
FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund II       Attn: Mark Nerud                          235,345.348           9.66%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund          Attn: Mark Nerud                          168,463.777           6.91%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund II           Attn: Mark Nerud                          229,993.895           9.44%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund              Attn: Mark Nerud                          262,529.257          10.77%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT &
QUALITY BOND FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        1,162,468.056           6.06%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        1,196,003.048           6.23%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH
FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                        1,652,771.207           5.21%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        2,971,208.595           9.36%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        1,743,196.750           5.49%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        5,002,412.288          15.76%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                          900,710.969           5.12%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        1,390,079.682           7.90%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/T. ROWE PRICE VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Aggressive Growth Fund I          Attn: Mark Nerud                        2,004,306.215           6.50%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Conservative Growth Fund I        Attn: Mark Nerud                        3,779,347.725          12.25%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Equity Growth Fund I              Attn: Mark Nerud                        2,113,808.316           6.85%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JNL/S&P Moderate Growth Fund I            Attn: Mark Nerud                        5,832,631.746          18.90%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606

----------------------------------------- ------------------------------- ---------------------- -------------------


Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions. As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. To the knowledge of management of the Trust, as of April 8, 2004, the following person may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:


----------------------------- ----------------------------------------------- --------------------- ------------------

FUND                          NAME AND ADDRESS                                AMOUNT OF OWNERSHIP     PERCENTAGE OF

                                                                                                      SHARES OWNED
----------------------------- ----------------------------------------------- --------------------- ------------------
----------------------------- ----------------------------------------------- --------------------- ------------------

JNL/S&P Very Aggressive       Jose, Henry, Brantley, Keltner LLP PSP                    91,883.174         39.05%
Growth Fund II                675 N. Henderson St.
                              Ft. Worth, TX 76107

----------------------------- ----------------------------------------------- --------------------- ------------------

The S&P Funds noted above are Funds of the Trust. The address for the S&P Funds and Jackson National Life Insurance Company is 1 Corporate Way, Lansing, Michigan 48951.

          INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER

Jackson National Asset Management, LLC ("JNAM L.L.C." or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust. As investment adviser, JNAM L.L.C. provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom.

     JNAM L.L.C. acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Prior to January 31, 2001, Jackson National Financial Services, LLC, an affiliate of JNAM L.L.C., acted as investment adviser to the Trust. Jackson National Asset Management, LLC assumed all related investment management duties from Jackson National Financial Services, LLC pursuant to a Plan of Merger dated January 31, 2001. The Board of Trustees approved the merger on November 9, 2000. Prior to July 1, 1998, Jackson National Financial Services, Inc., an affiliate of JNAM L.L.C. acted as investment adviser to the Trust.


     The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays Adviser a fee in respect of each Fund as described in the Prospectus. The fee paid by the Trust to the Adviser for the fiscal years ended December 31, 2001, December 31, 2002 and December 31, 2003 were $47,172,716, $41,843,429 and $45,016,898.


INVESTMENT SUB-ADVISERS

In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

     A I M Capital Management, Inc. ("AIM"), with principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as sub-adviser to the JNL/AIM Large Cap Growth Fund and the JNL/AIM Small Cap Growth Fund. AIM is a wholly owned subsidiary of AMVESCAP, PLC, a publicly traded financial services company based in the United Kingdom.

     Alliance Capital Management L.P. ("Alliance"), with principal offices at 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to the JNL/Alliance Capital Growth Fund. Alliance's clients are primarily major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company. As of December 31, 2003, Alliance Holding owned approximately 31.0% of the Alliance Capital Units. AXA Financial was the beneficial owner of approximately 55.0% of the outstanding Alliance Capital Units at December 31, 2003 (including those held indirectly through its ownership of 1.9% of the outstanding Alliance Holding Units), which, including the general partnership interests in Alliance Capital and Alliance Holding, represent an approximate 55.5% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.

     Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as sub-adviser to the JNL/Eagle Core Equity Fund and the JNL/Eagle SmallCap Equity Fund. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc., a publicly traded company which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

     FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp. FMR serves as the sub-adviser for the JNL/FMR Capital Growth Fund and the JNL/FMR Balanced Fund. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109. As the sub-adviser, FMR chooses the JNL/FMR Capital Growth Fund and the JNL/FMR Balanced Fund's investments and places orders to buy and sell each Fund's investments. On behalf of the JNL/FMR Balanced Fund, FMR has entered into a sub-subadvisory agreement with Fidelity Investments Money Management, Inc. (FIMM). The address of FIMM is One Spartan Way, Merrimack, New Hampshire 03054. FIMM chooses certain types of investments for the Fund. On behalf of the JNL/FMR Capital Growth Fund and the JNL/FMR Balanced Fund, FMR has entered into a sub-subadvisory agreement with FMR Co., Inc. (FMRC). FMRC chooses certain types of investments for the Funds. Under the terms of the sub-subadvisory agreements, FMR pays FIMM and FMRC for providing sub-subadvisory services. Fred Alger Management, Inc. ("Alger"), which is located at 111 Fifth Avenue, New York, New York 10003, serves as sub-adviser to the JNL/Alger Growth Fund. Alger generally is engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger has been engaged in the business of rendering investment advisory services since 1964. Alger is a wholly owned subsidiary of Fred Alger & Company, Incorporated which in turn is a wholly owned subsidiary of Alger Associates, Inc., a privately held financial services holding company. Fred M. Alger III is a majority shareholder of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

     J.P. Morgan Investment Management Inc. ("J.P. Morgan"), with principal offices at 522 Fifth Avenue, New York, New York 10036, serves as sub-adviser to the JNL/JPMorgan International Value Fund. J.P. Morgan is an indirect wholly-owned subsidiary of J.P. Morgan Chase & Co., a publicly-traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

     Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, serves as sub-adviser to the JNL/Lazard Mid Cap Value Fund and the JNL/Lazard Small Cap Value Fund. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a privately held New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Its clients are both individuals and institutions.

     Mellon Capital Management Corporation ("Mellon Capital"), located at 595 Market Street, Suite 3000, San Francisco, California 94105, serves as sub-adviser to the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small-Cap Index Fund, JNL/Mellon Capital Management International Index Fund and to the JNL/Mellon Capital Management Bond Index Fund. Mellon Capital Management Corporation is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded financial holding company.

     Oppenheimer Funds, Inc. ("Oppenheimer"), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-10008, serves as sub-adviser to the JNL/Oppenheimer Global Growth Fund and to the JNL/Oppenheimer Growth Fund. As of December 31, 2003, Oppenheimer, including subsidiaries and affiliates, managed in excess of $150 billion in assets, including more than 60 mutual funds having more than 7 million shareholder accounts. Oppenheimer is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

     PIMCO, located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660 and serves as sub-adviser to the Trust portfolios listed above. PIMCO is an investment management firm founded in 1971. PIMCO is a Delaware limited liability company and is a subsidiary of Allianz Dresdner Asset Management of America L.P., formerly PIMCO Advisors L.P. ("ADAM LP"). ADAM LP was organized as a limited partnership under Delaware law in 1987. ADAM LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with two members, ADAM U.S. Holding LLC, a Delaware limited liability company and Pacific Asset Management LLC, a Delaware limited liability company. ADAM U.S. Holding LLC's sole member is Allianz Dresdner Asset Management of America LLC, a Delaware limited liability company, which is a wholly-owned subsidiary of Allianz of America, Inc., which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz A.G. indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company is a California-based insurance company. Allianz AG is a European-based, multinational insurance and financial services holding company.

     PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the JNL/PPM America Balanced Fund, the JNL/PPM America High Yield Bond Fund, the JNL/PPM America Money Market Fund and the JNL/PPM America Value Fund. PPM, an affiliate of JNAM L.L.C., is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

     Putnam Investment Management, LLC ("Putnam"), located at One Post Office Square, Boston, Massachusetts 02109, serves as sub-adviser to the JNL/Putnam Equity Fund, the JNL/Putnam International Equity Fund, the JNL/Putnam Value Equity Fund, and the JNL/Putnam Midcap Growth Fund. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly-traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

     Salomon Brothers Asset Management Inc. ("SBAM"), located at 300 Greenwich Street, New York, NY 10013, serves as sub-adviser to the JNL/Salomon Brothers Balanced Fund, the JNL/Salomon Brothers Global Bond Fund, the JNL/Salomon Brothers High Yield Bond Fund and the JNL/Salomon Brothers U.S. Government & Quality Bond Fund. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies.

     In  connection  with  SBAM's  service  as  sub-adviser  to the  JNL/Salomon
Brothers Global Bond Fund, SBAM Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Fund. SBAM Limited is compensated by SBAM at no additional expense to the Trust. Like SBAM, SBAM Limited is an indirect, wholly owned subsidiary of Citigroup Inc. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940, as amended.

     Standard & Poor's Investment Advisory Services, L.L.C. ("SPIAS"), located at 55 Water Street, New York, New York 10014, serves as sub-adviser to the JNL/S&P Conservative Growth Fund I, JNL/S&P Moderate Growth Fund I, JNL/S&P Aggressive Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Core Index 100 Fund, JNL/S&P Core Index 50 Fund and JNL/S&P Core Index 75 Fund. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

     T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, and the JNL/T. Rowe Price Value Fund. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr., and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

     Wellington Management Company, llp ("Wellington Management"), with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as sub-adviser to the JNL/Select Large Cap Growth Fund and JNL/Select Global Growth Fund. Wellington Management is a Massachusetts limited liability partnership. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.

   TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

     Under the 1940 Act, an investment advisory or sub-advisory contract initially must be approved by a vote of the majority of the outstanding voting securities of the investment company (which, in the case of a newly organized Fund, may be a vote by the sole initial shareholder), and may continue in effect for a period longer than two years from the date of its execution only so long as continuance is specifically approved at least annually by the Trustees or by a vote of the majority of the outstanding voting securities of the investment company.

     Further, the 1940 Act requires that an investment advisory or sub-advisory agreement, or the continuance thereof, be approved by a vote of the majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval. The 1940 Act also places a specific duty upon the Trustees to request and evaluate, and a corresponding duty upon the investment adviser or sub-adviser to furnish, such information as reasonably may be necessary to evaluate the terms of the agreement.

     The Trustees are presented at each of their regular meetings with reports and analyses by the Adviser and the sub-advisers regarding (i) the investment performance of each Fund of the Trust, in relation to benchmark indices and in relation to other funds having similar investment objectives; (ii) Fund brokerage; and (iii) portfolio compliance matters. In addition to submitting quarterly written reports regarding the Funds under their management, portfolio management representatives of the Trust's sub-advisers also make in-person reports to the Trustees on a rotating basis, so that each sub-adviser makes an in-person presentation to the Trustees approximately annually.

     The Trustees review and consider these reports and presentations as part of their responsibility to manage the affairs of the Trust. These reports and presentations also form a part of the information considered by the Trustees in determining whether to approve the continuation of the agreements with the Adviser and each sub-adviser.

     Described below is a summary of additional information provided to and considered by the Trustees, and their conclusions with respect thereto, that formed the basis of the Trustees' approval of the current investment advisory and sub-advisory agreements of the Trust.

         INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT WITH THE ADVISER

     The current Investment Advisory and Management Agreement between the Trust and the Adviser contemplates a "manager of managers" structure whereby the Adviser, with the approval of the Trustees but without necessity of obtaining shareholder approval, may select, retain and compensate sub-advisers for the Funds, or materially amend agreements with sub-advisers. The Adviser and the Trust have been granted an exemption by the SEC. The "manager of managers" structure was approved by the Trustees at a meeting held May 11, 2000. The form of the Investment Advisory and Management Agreement with the Adviser's predecessor, JNFS, was approved by the Trustees at a meeting held August 10, 2000, and was submitted to shareholders of the Trust for approval at a meeting of shareholders held October 10, 2000. The agreement was approved by the shareholders of each Fund, and became effective as of January 31, 2001.

     Annual continuance of the Investment Advisory and Management Agreement between the Trust and the Adviser most recently was approved by the Trustees at their September 2003 meeting. The Trustees were presented by the Adviser with information regarding (i) the nature of the services to be provided to the Trust by the Adviser, including its procedures for monitoring and evaluating sub-advisers and service providers; (ii) the investment performance of the Funds in comparison with their benchmark indices and in comparison with other investment company portfolios having similar investment objectives; (iii) the fees proposed to be charged the Trust by the Adviser, in comparison with the fees charged other underlying funds of variable annuity products, including the facts that (a) the proposed 20 bps reduction in fees for all Funds that approved the 20 bps Rule 12b-1 fee proposed to be charged to the Funds' Class A shares,
(b) the proposed further reduction in fees to be charged to certain Funds, if the shareholders approved sub-advisory agreements with Curian, and (c) as to the other Funds the proposed fees under the new investment advisory agreement were the same as those under the then-existing agreement; (iv) ancillary benefits which might be expected to accrue to the Adviser in respect of its investment advisory relationship with the Trust, including the fees payable to JNAM L.L.C. as administrator; (v) the overall expenses of the Trust in comparison with other underlying funds of variable annuity products; (vi) the Adviser's profitability with respect to its services as Adviser and Administrator and (vii) information regarding the Adviser's personnel rendering services to the Trust.

     In determining to approve the Investment Advisory and Management Agreement with JNAM L.L.C., the Trustees considered the information provided by the Adviser indicating: (i) the services to be provided by the Adviser under the agreement were necessary for the operation of the Trust; (ii) the quality of the services which had been provided by the Adviser in the past, as evidenced by the investment performance of the Funds in relation to their benchmark indices and in relation to other investment company portfolios with similar investment objectives, was within reasonable expectations; and (iii) the compensation proposed to be paid the Adviser for its services under the agreement, including ancillary benefits, and the overall expenses of the Trust, were reasonable both in relation to the nature and quality of the services to be provided by the Adviser, and in relation to the fees and expenses of other underlying funds of variable annuity products.

     The Investment Advisory and Management Agreement has been amended on several occasions since its approval by the Trustees and the shareholders, in connection with the establishment of the new Funds of the Trust. In each such case, the approval of such amendment by the Trustees has been given based on information, prepared by the Adviser, regarding:

     o the services to be provided by the Adviser under the amended agreement in respect of such new Funds and

     o the compensation to be paid the Adviser for its services under the amended agreement in respect of such new Funds, including ancillary benefits, in relation to:

     o both the nature and quality of the services to be provided by the Adviser, and

     o to the fees and expenses of other underlying funds of variable annuity products.

     At their meeting on February 12, 2004, the Trustees were presented by the Adviser with information regarding the proposed change in sub-adviser from Curian Capital LLC to Mellon Capital Management Corporation.

SUB-ADVISORY AGREEMENTS WITH ALLIANCE, ALGER, OPPENHEIMER, PIMCO, PPM, PUTNAM AND SPIAS

     The Trustees approved continuation of agreements with Alliance, Alger, Oppenheimer, PIMCO, PPM, Putnam and SPIAS in January 2004. In determining to approve the continuation of these agreements, the Trustees considered information regarding each sub-adviser provided by the sub-adviser, as well as information and analysis provided by the Adviser with respect to each sub-adviser. Specifically, the types of information considered by the Trustees in determining that continuation of the sub-advisory agreements were in the best interests of the Funds and their shareholders, were the following:

     o The Trustees were provided with each sub-adviser's statement of investment philosophy and criteria used for security selection indicating that each sub-adviser continued to adhere to the investment philosophy and security selection criteria that were a basis for the sub-adviser's initial retention by the Trust.

     o The Trustees were presented with a comparison, prepared by the Adviser, of the sub-advisory fee of each Fund with the fees of other underlying funds of variable annuities having similar investment objectives indicating that the fees of the sub-advisers were reasonable in relation to the sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o The Trustees were provided information by each sub-adviser regarding its profitability with respect to its services to the Trust (or, in the case of Oppenheimer and Putnam, its profitability from its investment management services generally) indicating the profits of each sub-adviser were not excessive.

     o The Trustees were presented with an analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     o The Trustees were provided information regarding each sub-adviser's investment personnel rendering services to the Trust, and the Adviser's analysis that it was satisfied the sub-advisers were devoting adequate personnel resources to the Funds.

     o The Trustees were provided information, prepared by the Adviser, regarding ancillary benefits gained by each sub-adviser in connection with its services to the Trust; specifically, in the case of Alger, in the form of brokerage commissions from transactions of the Trust effected by Alger's affiliated broker. The information provided to the Trustees indicated the ancillary benefits, if any, gained by Oppenheimer, PIMCO, PPM, Putnam and SPIAS were not material. With respect to Alger, the Trustees were presented with additional information provided by Alger regarding its brokerage policies and procedures, and including third party evaluation of Alger's overall transaction costs for recent periods, indicating that, while Alger's brokerage practices result in significant ancillary benefits to Alger in the form of brokerage commission payments, the Trust also is benefited by a reduction in the overall execution cost of its security transactions.

     o The Adviser represented to the Trustees it was satisfied with each sub-adviser's compliance and administrative procedures. The Adviser advised the Trustees there had been no material violations of the Funds' investment policies or the sub-advisers' codes of ethics and that it had experienced no administrative problems with the sub-advisers.

     o The Trustees were provided with information regarding the sub-advisers' brokerage policies, directed brokerage policies and use of soft dollar credits generated by brokerage transactions for the Funds to acquire investment research, indicating such ancillary benefits to the sub-adviser were reasonable in amount and did not impose additional costs on the Funds.

         SUB-ADVISORY AGREEMENT WITH MELLON CAPITAL MANAGEMENT CORPORATION ("MELLON CAPITAL")

     In September 2003, the Trustees approved continuation of the sub-advisory agreement with Mellon. In determining to approve the continuation of the agreement, the Trustees considered information regarding Mellon Capital provided by the sub-adviser, as well as information and analysis provided by the Adviser with respect to Mellon Capital. Specifically, the types of information considered by the Trustees in determining that continuation of the sub-advisory agreement was in the best interests of the Funds and their shareholders, were the following:

     o The Trustees were presented with information, prepared by Mellon Capital, describing its investment processes, the security selection criteria to be employed in managing the Funds, and the personnel of Mellon Capital to be involved in managing the Funds.

     o The Trustees were presented with historical performance data, prepared by Mellon Capital, reflecting the performance of portfolios advised by Mellon Capital having investment objectives similar to the Funds and comparing that performance to benchmark indices, indicating the investment performance of those portfolios was within reasonable expectations. The Trustees were presented with an analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     o The Trustees were presented with an analysis, prepared by the Adviser, comparing the sub-advisory fees paid to Mellon Capital for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid to Mellon Capital under the agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o    The Trustees were provided copies of Mellon Capital's Code of Conduct.

         SUB-ADVISORY AGREEMENT WITH MELLON


     In February 2004, the Trustees approved the sub-advisory agreement (which amended and restated an existing Sub-Advisory Agreement with Mellon to add the Relevant Funds) with Mellon. Mellon was approved as sub-advisor for the following funds: JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
Fund,  JNL/Mellon  Capital  Management  S&P 500 Index Fund,  JNL/Mellon  Capital
Management  Enhanced  S&P 400  MidCap  Index  Fund  and the  JNL/Mellon  Capital
Management Enhanced Small-Cap Index Fund. In determining to approve the amendment to the agreement, the Trustees considered information provided by Mellon, as well as information and analysis provided by the Adviser with respect to Mellon. Specifically, the types of information considered by the Trustees in determining approval of the sub-advisory agreement was in the best interests of the Funds, were the following:


     o The Trustees were presented with information, prepared by Mellon, describing its investment philosophies and processes, its best execution policies, the security selection criteria employed, and the personnel to be involved in managing the Funds, indicating it would adhere to the investment philosophy and security selection criteria for the Funds and would devote adequate personnel resources to the Funds.

     o The Trustees were presented with historical performance data, prepared by Mellon, reflecting the performance of portfolios advised by Mellon having investment objectives similar to the Funds and comparing that performance to benchmark indices, indicating the investment performance of those portfolios was within reasonable expectations. The Trustees also considered Mellon's past performance on other Funds managed by Mellon.

     o The Trustees were presented by an analysis, prepared by the Adviser, comparing Mellon's fees with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees to be Mellon under the amended agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.


     o    The Trustees considered Mellon's positive compliance history.


     o    The Trustees were provided copies of Mellon's Code of Ethics.

     o The Trustees were provided copies of Mellon Capital's Statement of Policy on Brokerage Practices.

     o The Trustees were provided copies of Mellon Capital's Statement of Policy on Allocation of Transactions Among Clients.

     o The Trustees were provided copies of Mellon Capital's Proxy Voting Policies and Procedures.

         SUB-ADVISORY AGREEMENT WITH AIM

     In September 2003, the Trustees approved continuation of the agreement with AIM. In determining to approve the continuation of the agreement, the Trustees considered information provided by AIM, as well as information and analysis provided by the Adviser with respect to AIM. Specifically, the types of information considered by the Trustees in determining approval of the continuation of the sub-advisory agreement was in the best interests of the Funds, were the following:

     o The Trustees were presented with a memorandum, prepared by AIM, describing in detail its investment processes, administrative and compliance procedures and capabilities, securities trading policies, and other matters relevant to the sub-advisory engagement, indicating that AIM was capable of providing the sub-advisory services.

     o The Trustees were presented with information, prepared by AIM, describing AIM's investment processes, the security selection criteria to be employed in managing the Funds, and the AIM personnel to be involved in managing the Funds.

     o The Trustees were presented with an analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     o The Trustees were presented with an analysis, prepared by the Adviser, comparing the sub-advisory fees paid to AIM for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid to AIM under the agreement were reasonable in relation to the nature and quality of services provided by AIM and in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o The Trustees were provided with information on the financial condition of AIM's parent company, AMVESCAP plc, and information on the profitability of both AMVESCAP plc and its Managed Products division, which includes AIM, demonstrating that AIM's parent company was it adequate financial condition, and indicating the profitability of AMVESCAP plc and its Managed Products division were not excessive.

     o The Trustees were provided with information regarding AIM's brokerage allocation policies, including the expected receipt by AIM of ancillary benefits in the form of soft dollar credits for research services resulting from its services to the Trust, indicating the soft dollar investment research credits would not impose any additional costs on the Trust, and would result in benefits to the Trust in the form of increased investment research available to the sub-adviser.

     o The independent counsel to the Trustees were provided a copy of AIM's Form ADV.

SUB-ADVISORY  AGREEMENTS WITH LAZARD,  J.P. MORGAN,  T. ROWE PRICE,  SALOMON AND
EAGLE

     In September 2003, the Trustees approved continuation of agreements with Lazard, J.P. Morgan, T. Rowe Price, Salomon and Eagle. In determining the continuation of these agreements, the Trustees considered information provided by the sub-advisers, as well as information and analysis provided by the Adviser with respect to each sub-adviser. Specifically, the types of information considered by the Trustees in determining approval of the new sub-advisory agreements were in the best interests of the Funds and their shareholders, were the following:

     o The Trustees were presented with an analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and, in the case of each Fund, compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     o The Trustees were presented with information, prepared by the sub-advisers, describing their investment philosophies and processes, their best execution policies, the security selection criteria employed, and the each sub-adviser's personnel to be involved in managing the Fund, indicating each sub-adviser continued to adhere to the investment philosophy and security selection criteria which formed a basis for its initial retention by the Trust, and each was continuing to devote adequate personnel resources to the Funds.

     o The Trustees were presented by an analysis, prepared by the Adviser, comparing each sub-adviser's fees with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid the sub-advisers under the agreements were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o The Trustees were presented with profitability information by each sub-adviser regarding its profitability with respect to its services to the Trust (or, in the case of T. Rowe Price, profitability of T. Rowe Price's parent) indicating its profitability was not excessive.

SUB-ADVISORY AGREEMENT WITH FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")

     At a meeting in January 2004, the Trustees approved a change in sub-adviser to FMR for the following two Funds, effective May 1, 2004: JNL/FMR Balanced Fund and JNL/FMR Capital Growth Fund (formerly, JNL/Janus Balanced Fund and JNL/Janus Capital Growth Fund). In determining to approve the sub-advisory agreement, the Trustees considered information regarding FMR provided by the sub-adviser, as well as information and analysis provided by the Adviser with respect to FMR. Specifically, the types of information considered by the Trustees in determining that continuation of the sub-advisory agreement was in the best interests of the Funds and their shareholders, were the following:

     o The Trustees were presented with information, prepared by FMR, describing its investment processes, the security selection criteria to be employed in managing the Funds, and the personnel of FMR to be involved in managing the Funds.

     o The Trustees were presented with historical performance data, prepared by FMR, reflecting the performance of portfolios advised by FMR having investment objectives similar to the Funds and comparing that performance to benchmark indices, indicating the investment performance of those portfolios was within reasonable expectations.

     o The Trustees were presented with an analysis, prepared by the Adviser, comparing the sub-advisory fees paid to FMR for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid to FMR under the agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o    The  Trustees  were  provided  copies of FMR's  Code of  Ethics,  best
          execution  policy,   directed  brokerage   policies,   and  commission
          recapture program.

     o The Trustees were provided with information on the financial condition of FMR, a wholly owned subsidiary of FMR Corporation, and its subsidiaries, demonstrating that FMR was in adequate financial condition, and indicating the profitability of FMR and its subsidiaries were not excessive.

  SUB-ADVISORY AGREEMENT WITH WELLINGTON MANAGEMENT COMPANY LLP ("WELLINGTON")

     At a meeting in January 2004, the Trustees approved a change in sub-adviser to Wellington for the following two Funds: JNL/Select Large Cap Growth Fund Fund and JNL/Select Global Growth Fund (formerly, JNL/Janus Aggressive Growth Fund and JNL/Janus Global Equities Fund). In determining to approve the sub-advisory agreement, the Trustees considered information regarding Wellington provided by the sub-adviser, as well as information and analysis provided by the Adviser with respect to Wellington. Specifically, the types of information considered by the Trustees in determining that continuation of the sub-advisory agreement was in the best interests of the Funds and their shareholders, were the following:

     o The Trustees were presented with information, prepared by Wellington, describing its investment processes, the security selection criteria to be employed in managing the Funds, and the personnel of Wellington to be involved in managing the Funds.

     o The Trustees were presented with historical performance data, prepared by Wellington, reflecting the performance of portfolios advised by Wellington having investment objectives similar to the Funds and comparing that performance to benchmark indices, indicating the investment performance of those portfolios was within reasonable expectations.

     o The Trustees were presented with an analysis, prepared by the Adviser, comparing the sub-advisory fees paid to Wellington for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid to
          Wellington under the agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o The Trustees were provided with information on the financial condition of Wellington, and its subsidiaries, demonstrating that Wellington was in adequate financial condition, and indicating the profitability of Wellington and its subsidiaries were not excessive.

     o The Trustees were provided copies of Wellington's Code of Ethics, best execution policy, directed brokerage policies, information on market timing and late trading, statement on internal controls, statement of policy on the receipt and use of material, non-public information and policy on allocation of transactions among and between clients.

     As compensation for their services, the sub-advisers receive fees from the Adviser computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of such Fund, and is calculated based on the average net assets of the Fund (excluding, in the case of those Funds sub-advised by Eagle, net assets of the Funds representing capital contributed by Jackson National Life Insurance Company).

     The following is a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fees it receives from the Funds as described elsewhere in this SAI and the Prospectus:

                             FUND                                               ASSETS                        FEES

  JNL/AIM Large Cap Growth Fund........................        $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  JNL/AIM Small Cap Growth Fund........................        $0 to $500 million......................      .65%
                                                               Over $500 million.......................      .60%

  JNL/Alger Growth Fund................................        $0 to $300 million......................      .55%
                                                               $300 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Alliance Capital Growth Fund.....................        $0 to $10 million.......................      .90%
                                                               $10 million to $20 million..............      .75%
                                                               $20 million to $ 40 million.............      .625%
                                                               $40 million to $60 million..............      .375%
                                                               Over $60 million........................      .25%

  JNL/Eagle Core Equity Fund...........................        $0 to $50 million.......................      .45%
                                                               $50 million to $300 million.............      .40%
                                                               Over $300 million.......................      .30%

  JNL/Eagle SmallCap Equity Fund.......................        $0 to $150 million......................      .50%
                                                               $150 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%


  JNL/FMR Balanced Fund................................        $0 to $250 million......................      .45%
                                                               $250 million to $750 million............      .40%
                                                                Over $750 million......................      .35%

  JNL/FMR Capital Growth Fund..........................        $0 to $250 million......................      .45%
                                                               $250 million to $750 million............      .40%
                                                                Over $750 million......................      .35%


  JNL/JPMorgan International Value Fund................        $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $350 million............      .45%
                                                               Over $350 million.......................      .40%

  JNL/Lazard Mid Cap Value Fund........................        $0 to $50 million.......................      .55%
                                                               $50 million to $150 million.............      .525%
                                                               $150 million to $300 million............      .475%
                                                               Over $300 million.......................      .45%

  JNL/Lazard Small Cap Value Fund......................        $0 to $50 million.......................      .625%
                                                               $50 million to $150 million.............      .575%
                                                               $150 million to $300 million............      .525%
                                                               Over $300 million.......................      .475%

  JNL/ Mellon Capital Management S&P 500 Index Fund....        $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%
  JNL/ Mellon Capital Management S&P 400 MidCap Index Fund     $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/ Mellon Capital Management Small Cap Index Fund..        $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/Mellon Capital Management International Index Fund.....  $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/Mellon Capital Management Bond Index Fund........        $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%
  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index   $0 to $50 million.......................      .25%
  Fund.................................................        Over $50 million........................      .20%


  JNL/Oppenheimer Global Growth Fund.......................    $0 to $350 million......................      .35%
                                                               Next $450 million.......................      .30%
                                                               Over $800 million.......................      .25%

  JNL/Oppenheimer Growth Fund.............................     $0 to $50 million.......................      .45%
                                                               $50 million to $100 million.............      .40%
                                                               $100 million to $250 million............      .35%
                                                               Over $250 million.......................      .30%
  JNL/PIMCO Total Return Bond Fund.....................        all assets..............................      .25%

  JNL/PPM America Balanced Fund........................        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%

  JNL/PPM America High Yield Bond Fund.................        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%

  JNL/PPM America Money Market Fund....................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/PPM America Value Fund...........................        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%


  JNL/Putnam Equity Fund...............................        $0 to $150 million......................      .475%
                                                               $150 million to $300 million............      .40%
                                                               Over $300 million.......................      .325%

  JNL/Putnam International Equity Fund.................        $0 to $150 million......................      .55%
                                                               $150 million to $300 million............      .50%
                                                               Over $300 million.......................      .45%

  JNL/Putnam Value Equity Fund.........................        $0 to $150 million......................      .475%
                                                               $150 million to $300 million............      .40%
                                                               Over $300 million.......................      .325%


  JNL/Putnam Midcap Growth Fund........................        $0 to $250 million......................      .50%
                                                               Over $250  million......................      .45%

  JNL/Salomon Brothers Balanced Fund...................        $0 to $50 million.......................      .35%
                                                               $50 million to $100 million.............      .30%
                                                               Over $100 million.......................      .25%


  JNL/Salomon Brothers High Yield Bond Fund............        $0 to $50 million.......................      .35%
                                                               $50 million to $100 million.............      .30%
                                                               Over $100 million.......................      .25%


  JNL/Salomon Brothers Strategic Bond Fund.............        $0 to $50 million.......................      .375%
                                                               $50 million to $150 million.............      .35%
                                                               $150 million to $500 million............      .30%
                                                               Over $500 million.......................      .25%


  JNL/Salomon Brothers U.S. Government & Quality Bond Fund...  $0 to $150 million......................      .225%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .10%


  JNL/Select Large Cap Growth Fund.....................        $0 to $100 million......................      .45%
                                                               $100 million to $450 million............      .40%
                                                               $450 million to $750 million............      .35%
                                                               Over $750 million.......................      .35%

  JNL/Select Global Growth Fund........................        $0 to $100 million......................      .50%
                                                               $100 million to $450 million............      .40%
                                                               $450 million to $750 million............      .35%
                                                               Over $750 million.......................      .35%


  JNL/T. Rowe Price Established Growth Fund............        $0 to $20 million.......................      .45%
                                                               $20 million to $50 million..............      .40%
                                                               $50 million to $200 million.............      .40%
                                                               Above $200 million......................      .40%**

  JNL/T. Rowe Price Mid-Cap Growth Fund................        $0 to $20 million.......................      .60%
                                                               $20 million to $50 million..............      .50%
                                                               $50 million to $200 million.............      .50%
                                                               Above $200 million......................      .50%**

  JNL/T. Rowe Price Value Fund.........................        $0 to $50 million.......................      .50%
                                                               Over $50 million........................      .40%


  JNL/S&P Aggressive Growth Fund I*....................        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%

  JNL/S&P Conservative Growth Fund I*..................        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%

  JNL/S&P Equity Aggressive Growth Fund I*.............        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%

  JNL/S&P Equity Growth Fund I*........................        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%

  JNL/S&P Moderate Growth Fund I*......................        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%

  JNL/S&P Very Aggressive Growth Fund I*...............        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%

  JNL/S&P Core Index 50 Fund*..........................        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%

  JNL/S&P Core Index 75 Fund*..........................        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%

  JNL/S&P Core Index 100 Fund*.........................        $0 to $1.3 billion......................      .07%
                                                               Over $1.3 billion.......................      .05%


*    Assets for these funds are aggregated in calculating the sub-advisory fee.

** When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Fund.

     The sub-advisory fees payable by the Adviser to a sub-adviser may be reduced as agreed to by the parties from time to time. Effective June 1, 2001,
T. Rowe Price Associates, Inc. agreed to waive compensation due to it under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for the Fund by certain percentages.

     With respect to the JNL/Salomon Brothers Strategic Bond Fund and in connection with the advisory consulting agreement between Salomon Brothers and its affiliate, SBAM Limited, Salomon Brothers pays SBAM Limited a portion of its investment sub-advisory fee. The amount payable to SBAM Limited is equal to the fee payable under Salomon Brothers' sub-advisory agreement multiplied by the portion of the assets of the Fund that SBAM Limited has been delegated to manage divided by the current value of the net assets of the Fund.

     Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreements entered into between the Adviser and each of the sub-advisers, the sub-advisers invest and reinvest the Fund's assets consistent with the Fund's respective investment objectives and policies. Each investment sub-advisory agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the affected Fund or the Board of Trustees. A sub-advisory agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Fund to which such agreement relates, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. Additional Funds may be subject to a different agreement. Except with respect to the Funds sub-advised by SPIAS, sub-advisers are responsible for compliance with or have agreed to use their best efforts to manage the Fund to comply with the provisions of Section 817(h) of the Internal Revenue Code, applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts). With respect to the Funds sub-advised by SPIAS, the Adviser and the sub-adviser jointly are responsible for compliance of the Funds with Section 817(h).

     The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/ Mellon Capital Management S&P 500 Index Fund, and JNL/ Mellon Capital Management S&P 400 MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index or the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADMINISTRATIVE FEE. Each Fund, except the JNL/Mellon Capital Management International Index Fund, the JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and each of the JNL/S&P Funds, pay to the JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. Each of the JNL/Mellon Capital Management International Index Fund, the JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and the JNL/Putnam International Equity Fund pays an Administrative Fee of .15%. The JNL/S&P Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.

CUSTODIAN AND TRANSFER AGENT. The custodian has custody of all securities and cash of the Trust maintained in the United States and attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

     Mellon Trust of New England, N.A. (formerly, Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for all of the Funds except the following Funds, for which the Trust acts as custodian: JNL/S&P Conservative Growth Fund I, JNL/S&P Moderate Growth Fund I, JNL/S&P Aggressive Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Core Index 100 Fund, JNL/S&P Core Index 50 Fund and JNL/S&P Core Index 75 Fund.

     JNAM L.L.C. is the transfer agent and dividend-paying agent for each Fund of the Trust.

INDEPENDENT ACCOUNTANTS. The Trustees have appointed KPMG LLP as the Trust's independent accountants. KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Trust's annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Trust. Prior to 2001, another auditing firm acted as independent accountants for the Trust.

THE DISTRIBUTOR. Jackson National Life Distributors, Inc. (the "Distributors" or "JNLD"), 8055 E. Tufts Avenue, Denver, Colorado 80237 is the distributor of the shares of the Trust. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Trustees on December 12, 2002.

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Contracts") issued by Jackson National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the prospectus or statement of additional information for the Contracts.

BROKERAGE ENHANCEMENT PLAN. The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, the Adviser, or the Distributor (referred to as the "disinterested Trustees") and the shareholders of certain Funds have voted pursuant to the provisions of Rule 12b-1 under the 1940 Act to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of utilizing the Trust's brokerage commissions, to the extent available, to promote the sale and distribution of the Trust's shares (either directly or through the sale of variable insurance products funded by the Trust).

In addition, under the Plan, the Adviser or a sub-adviser, subject to the requirement to seek best price and execution, may effect brokerage transactions in portfolio securities through broker-dealers that agree to direct a portion of the brokerage commissions paid by the Funds to brokers, including the Distributor or its affiliates ("Brokerage Payments"), or to grant credits, benefits or other services from the broker-dealer ("Brokerage Credits"), in either case to be used directly or indirectly by the Distributor to finance and promote the distribution of the Trust's shares. It is anticipated that activities or services procured through Brokerage Payments and Brokerage Credits given to the Distributor will include:

     o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing or relating to the Trust, the Funds, or the Variable Contracts.

     o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Funds or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

     o Providing information about the Trust, its Funds or the Variable Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

     o    Providing   assistance  to  broker-dealers  that  are  conducting  due diligence on the Trust or its Funds or the Variable Contracts.

     o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

     o Obtaining information and providing explanations to Variable Contract owners regarding Fund investment options and policies and other information about the Trust and its Funds, including the performance of the Funds.

     o    Training sales personnel regarding sales of Variable Contracts.

     o Personal service or maintenance of the Variable Contract owner accounts.

     o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.

     The Distributor is obligated to use all amounts generated through the use of brokerage commissions under the Plan for distribution expenses. The Plan directly benefits the Distributor in that amounts expended under the Plan help defray, in whole or in part, distribution expenses that otherwise might be borne by the Distributor or an affiliate. In addition, the Plan also may benefit the Adviser, in that an increase in the Trusts' assets would increase the advisory fees paid to the Adviser. The Distributor is not obliged under the Plan to allocate, and does not attempt to allocate, the Brokerage Payments or Brokerage Credits generated under the Plan to finance distribution activities or expenses relating only to the Fund the brokerage transactions of which resulted in such Brokerage Payments or Brokerage Credits.

     On September 25, 2003, the Board of Trustees of the Trust, including all of the Independent Trustees, approved the Amended Plan pursuant to Rule 12b-1 with respect to the Class A shares and the Class B shares of each Fund (other than the JNL/S&P Funds). For purposes of this section of the SAI only, the Funds proposed to be covered by the Amended Plan are referred to as the "Funds".) Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with JNLD, dated December 12, 2002. The Amendment to the Distribution Agreement reflects the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Current shareholders of each Fund, who will become the Class A shareholders of that Fund under the multi-class plan, must approve the Amended Plan before it becomes effective for that Fund.


     Under the Amended Plan, (a) each Fund will accrue daily and pay quarterly to JNLD a Rule 12b-1 fee at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A shares of the Fund and (b) each Fund other than PPM/JNL Money Market Fund and JNL/S&P Funds may use available Fund commissions to promote the sale of Class A Fund shares (through the promotion and sale of Variable Contracts). To the extent consistent with the Amended Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services. The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:


     o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Funds, including materials intended for use by Jackson National Life and its affiliates, or for broker-dealer only use or retail use.

     o Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of shares of the Companies or the Funds.

     o Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

     o Obtaining information and providing explanations to Variable Contract owners regarding the Funds' investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

     o Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

     o Financing any other activity that the Companies' Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund shares.


     The Amended Plan does not change the substantive provisions of the Existing Plan relating to the use of Fund brokerage commissions to promote sales of Fund shares, except that the Amended Plan makes those provisions applicable to the newly created Class B Shares of each Fund (other than PPM/JNL Money Market Fund and JNL/S&P Funds). It is not anticipated that adoption of the Amended Plan will affect the amount or percentage of Fund brokerage commissions used to promote sales of Fund shares, except that to the extent that adoption of the multi-class plan and the Amended Plan leads to an increase in sales of Fund shares and an increase in Fund assets, the Funds are likely to engage in more brokerage transactions, a larger amount of which may be used to promote sales of Fund shares.


     The Amended Plan became effective on December 15, 2003, with respect to each Fund whose shareholders approve the plan.

     The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the disinterested Trustees; (2) that the Distributor must provide the Trustees with a quarterly written report of payments made under the Plan and the purpose of the payments and (3) that the Plan may be terminated at any time by the vote of a majority of the disinterested Trustees. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the disinterested Trustees.

     From time to time the Board of Trustees will review whether recapture for the benefit of the Funds of some portion of the compensation paid by the Funds on portfolio transactions is legally permissible and advisable. The Board of Trustees intend to continue to review whether recapture opportunities are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the Funds to participate, or continue to participate, in commission recapture.

     The table below sets out the amount of commissions paid by each Fund during the fiscal year ended December 31, 2003 to brokers under the Amended Brokerage Enhancement Plan, the dollar amounts of such commissions recaptured by the Distributor pursuant to the Plan, and the percentage of the net assets of each Fund as of December 31, 2003 which such recaptured amounts represent.

                                                                                       Dollar Amount
                                                          Commissions paid to          Recaptured by
                                                           Brokers under the         Distributor under       Recaptured Amount
                                                           Amended Brokerage       Brokerage Enhancement     as Percentage of
                                                            Enhancement Plan                Plan              Fund Net Assets
                                                        ------------------------- ------------------------- --------------------

JNL/AIM Large Cap Growth Fund                                     $18.706                  $13,321                  0.08%
JNL/AIM Small Cap Growth Fund                                     $12,922                   $9,229                  0.04%
JNL/AIM Premier Equity II Fund                                     $9,436                   $6,738                  0.04%
JNL/Alger Growth Fund                                            $213,878                 $159,429                  0.07%
JNL/Alliance Capital Growth Fund                                  $39,536                  $28,863                  0.03%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund   $12,337                   $8,588                  0.02%
JNL/Mellon Capital Management S&P 500 Index Fund                   $7,110                   $2,370                  0.01%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund            $5,670                   $1,890                  0.01%
JNL/Mellon Capital Management Small Cap Index Fund                 $7,681                   $2,560                  0.01%
JNL/Eagle Core Equity Fund                                       $113,820                  $82,590                  0.04%
JNL/Eagle SmallCap Equity Fund                                    $54,887                  $39,715                  0.05%
JNL/Select Large Cap Growth Fund                                 $120,304                  $82,665                  0.04%
JNL/FMR Balanced Fund                                             $20,637                  $14,051                  0.02%
JNL/FMR Capital Growth Fund                                       $33,192                  $22,557                  0.02%
JNL/Select Global Growth Fund                                    $161,713                 $109,212                  0.05%
JNL/Janus Growth & Income Fund                                     $4,164                   $2,861                  0.02%
JNL/Putnam Equity Fund                                            $86,564                  $64,749                  0.02%
JNL/Putnam International Equity Fund (formerly, T.                $31,138                  $14,027                  0.03%
      Rowe Price/JNL International Equity Investment
      Fund)
JNL/PPM America Value Fund                                         $9,810                   $7,652                  0.03%
JNL/Putnam Midcap Growth Fund                                     $17,810                  $11,535                  0.06%
JNL/Putnam Value Equity Fund                                     $136,915                 $102,800                  0.05%
JNL/Lazard Mid Cap Value Fund                                    $122,440                  $89,381                  0.09%
JNL/Lazard Small Cap Value Fund                                  $106,061                  $77,330                  0.07%
JNL/T. Rowe Price Established Growth Fund                         $89,571                  $66,054                  0.03%
JNL/T. Rowe Price Mid-Cap Growth Fund                             $56,128                  $40,948                  0.01%
JNL/T. Rowe Price Value Fund                                      $80,762                  $59,169                  0.02%


FUND TRANSACTIONS AND BROKERAGE. Pursuant to the Sub-Advisory Agreements, the sub-advisers (except for SPIAS) are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust with broker-dealers selected in their discretion. The sub-advisers are obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results for the Trust ("best execution"), and each sub-adviser has adopted policies and procedures intended to assist it in fulfilling that obligation. In doing so, a Fund may pay higher commission rates than the lowest available when sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

     The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds' transactions. Over-the-counter stocks, bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

     Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sub-adviser may deal directly with dealers who make a market in the securities. Such dealers usually act as principals for their own account. Securities may also be purchased from various market centers.

     In selecting broker-dealers through which to effect transactions, each sub-adviser gives consideration to a number of factors described in its policy and procedures. The sub-advisers' policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by a sub-adviser, either in terms of a particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

     Under the terms of the Sub-Advisory Agreements, and subject to best execution, the sub-advisers also expressly are permitted to give consideration to the value and quality of any "brokerage and research services" (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended), including securities research, statistical, quotation, or valuation services provided to the sub-adviser by the broker-dealer. In placing a purchase or sale order, a sub-adviser may use a broker-dealer whose commission in effecting the transaction is higher than that another broker-dealer might have charged for the same transaction if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser. Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Research services provided by broker-dealers through which the sub-adviser effects Fund transactions may be used by the sub-adviser in serving any or all of its accounts, and not all such services may be used by the sub-adviser in connection with the sub-advisers' services to the Trust.

     Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a sub-adviser in addition to selling the securities to the Fund or other advisory clients of the sub-adviser.

     During the fiscal year ended December 31, 2003, the Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Funds' sub-advisers:

----------------------------------------- --------------------------------- ---------------------------------
                                               GROSS DOLLAR VALUE OF          DOLLAR AMOUNT OF COMMISSIONS
                                            PURCHASES/SALES DIRECTED TO      DIRECTED TO RESEARCH PROVIDERS
                  FUND                           RESEARCH PROVIDERS
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------

JNL/AIM Large Cap Growth Fund                           $3,386,797                            $6,238
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/AIM Small Cap Growth Fund                            1,306,724                             3,184
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Alger Growth Fund                                    9,725,772                            24,900
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Alliance Capital Growth Fund                         7,686,344                            17,242
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Eagle Core Equity Fund                             187,200,139                           375,537
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Eagle SmallCap Equity Fund                          86,288,585                           410,075
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Janus Aggressive Growth Fund                           504,550                           121,947
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Janus Capital Growth Fund                              135,248                            31,657
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Janus Global Equities Fund                             944,609                           187,733
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Janus Balanced Fund                                     90,746                            22,621
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Janus Growth & Income Fund                              16,725                             4,210
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Lazard Mid Cap Value Fund                          210,601,022                           347,374
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Lazard Small Cap Value Fund                        181,159,214                           417,187
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Oppenheimer Global Growth Fund                      10,627,365                            22,600
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Oppenheimer Growth Fund                             18,705,195                            24,418
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Putnam Equity Fund                                  22,524,079                            32,538
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Putnam International Equity Fund                    25,261,198                            42,937
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Putnam Midcap Growth Fund                            8,150,400                            11,915
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Putnam Value Equity Fund                            29,159,167                            40,402
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/T. Rowe Price Established Growth                    12,330,000                            20,455
Fund
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/T. Rowe Price Mid-Cap Growth Fund                   13,551,113                            23,281
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/T. Rowe Price Value Fund                            12,471,309                            22,691

----------------------------------------- --------------------------------- ---------------------------------

     Pursuant to the Brokerage Enhancement Plan, the Adviser may direct a sub-adviser to seek to effect a portion of a Fund's brokerage transactions through broker-dealers which will grant Brokerage Payments or Brokerage Credits which can be used by the Distributor under that Plan, subject to the requirement of best price available and most favorable execution.

     The Trustees periodically review each sub-adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review commissions paid by the Funds over a period of time to determine if they are reasonable in relation to the benefit to the Funds.

     Portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Trust, the Adviser or a sub-adviser, if, in the sub-adviser's judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions. In the case of the JNL/Alger Growth Fund, it is Alger's policy to effect all agency transactions for the Fund through its affiliated broker-dealer. All transactions with affiliated broker-dealers must comply with Rule 17e-1 under the 1940 Act, and are reported to and reviewed by the Trustees on a regular basis.

     Subject to compliance with Rule 10f-3 under the 1940 Act, sub-advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the sub-adviser is a member. All such transactions are reported to and reviewed by the Trustees on a regular basis.

     Subject to compliance with Rule 17a-7 under the 1940 Act, sub-advisers are permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the sub-adviser. All such transactions are reported to and reviewed by the Trustees on a regular basis.

     There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a sub-adviser, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the sub-adviser believes that to do so is in the interest of the Fund and the other accounts participating. When such concurrent authorizations occur the executions will be allocated in an equitable manner.

     During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions:


                                                     Fiscal year          Fiscal year         Fiscal year
                                                       ended                 ended               ended
                                                    December 31,          December 31,        December 31,
                                                        2003                  2002                2001

JNL/AIM Large Cap Growth Fund7                         $85,266               $35,838               $4,726
JNL/AIM Small Cap Growth Fund7                          58,378                30,167                2,391
JNL/AIM Premier Equity II Fund                          35,281                35,631                9,978
JNL/Alger Growth Fund3                               1,196,609             1,957,372              785,144
JNL/Alliance Capital Growth Fund5                      186,194               201,940              232,953
JNL/Eagle Core Equity Fund4                            472,162               536,871              415,716
JNL/Eagle SmallCap Equity Fund4                        309,354               304,892              138,215
JNL/FMR Balanced Fund6 (formerly, JNL/Janus
     Balanced Fund)                                     90,064                98,969               75,009
JNL/FMR Capital Growth Fund2 (formerly,
     JNL/Janus Capital Growth Fund)                    135,248               342,934              561,641
JNL/JPMorgan International Value Fund5                  60,962                42,177               26,121
JNL/Janus Growth & Income Fund                          16,695               18,240                23,767
JNL/Lazard Mid Cap Value Fund5                         347,609               267,255               96,241
JNL/Lazard Small Cap Value Fund5                       417,319               330,034               59,681
JNL/Mellon Capital Management S&P 500 Index Fund9       46,885                41,516                    0
JNL/Mellon Capital Management S&P 400 MidCap
     Index Fund9                                        34,217                29,143                    0
JNL/Mellon Capital Management Small Cap Index
     Fund9                                              41,566                67,221                    0
JNL/Mellon Capital Management International
     Index Fund9                                        56,191                49,974                    0
JNL/Mellon Capital Management Bond Index Fund9             700                   720                    0
JNL/Mellon Capital Management Enhanced S&P 500
     Stock Index Fund1                                 111,830                46,990               30,412
JNL/Oppenheimer Global Growth Fund8                    137,743               102,701              128,079
JNL/Oppenheimer Growth Fund8                            64,603                29,198               13,485
JNL/PIMCO Total Return Bond Fund5                       54,169                21,348               15,573
JNL/PPM America Balanced Fund2                          99,864               131,709              100,973
JNL/PPM America High Yield Bond Fund2                       0                      0                    0
JNL/PPM America Money Market Fund2                          0                      2                    0
JNL/PPM America Value Fund10                           34,521                 31,766                    0
JNL/Putnam Equity Fund2                                339,679               804,103              661,483
JNL/Putnam International Equity Fund (formerly,
     JNL/T. Rowe Price International Equity
     Investment Fund) 2                                228,701               423,947              287,379
JNL/Putnam Midcap Growth Fund6                          77,546                87,841              100,257
JNL/Putnam Value Equity Fund2                          499,974               599,960              629,799
JNL/Salomon Brothers Strategic Bond Fund2                2,610                     0                    0
JNL/Salomon Brothers U.S. Government and Quality
     Bond Fund2                                         43,752                19,290               18,134
JNL/Select Large Cap Growth Fund2 (formerly,
     JNL/Janus Aggressive Growth Fund)                 470,723             1,058,974            1,042,341
JNL/Select Global Growth Fund2 (formerly,
     JNL/Janus Global Equities Fund)
                                                       760,203               652,501            1,075,626
JNL/T. Rowe Price Established Growth Fund2
                                                       450,652               545,213              693,341
JNL/T. Rowe Price Mid-Cap Growth Fund2                 429,855               486,669              324,599
JNL/T. Rowe Price Value6                               376,188               412,425              404,959


1 Commenced operations on May 16, 1999.
2 Commenced operations on May 15, 1995.
3 Commenced operations on October 16, 1995.
4 Commenced operations on September 16, 1996.
5 Commenced operations on March 2, 1998.
6 Commenced operations on May 1, 2000.
7 Commenced operation on October 29, 2001.
8 Commenced operation on May 1, 2001.
9 Commenced operation on January 15, 2002.
10 Commenced operation on September 30, 2002.

     During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers:





                                                        Period Ended           Period Ended            Period Ended
                                                        December 31,           December 31,            December 31,
            NAME OF BROKER/DEALER                           2003                  2002                    2001
            ---------------------                           ----                  ----                    ----
Fred Alger & Co., Inc.                                     $851,622             $1,423,011            $785,144
Goldman Sachs                                                     0                      0                   0
Jardine Fleming                                                   0                      0                   0
Raymond James & Associates Inc.                                   0                  3,490               1,176
Robert Fleming                                                    0                      0                   0
Salomon Smith Barney                                              0                    193                  60
CIBC Oppenheimer Corp.                                            0                      0                 132
OppenheimerFunds Distributor, Inc.                            1,493                    718                   0
Curian Clearing, Division of ICA                             67,033                      0                   0


     Each of the broker-dealers listed above is (or, in the case of Goldman Sachs, was, at the time of the transactions) affiliated with the Trust through a sub-adviser.

     The percentage of the Fund's aggregate brokerage commissions paid to affiliated broker-dealers during the fiscal year ended December 31, 2003 is as follows:

                       BROKER/DEALER       PERCENTAGE OF AGGREGATE COMMISSIONS

Fred Alger & Co., Inc.                                     71.17%
Raymond James & Associates, Inc.                               0%
Salomon Smith Barney Inc.                                      0%
Curian Clearing, Division of ICA                           28.59%
OppenheimerFunds Distributor, Inc.                          0.74%


     As of December 31, 2003, the following Funds owned securities of one of the Trust's regular broker-dealers, or a publicly traded parent company of such broker-dealer:


                                                                                                          VALUE OF
                                                                                                        SECURITIES
                                                                                                        OWNED (IN
                          FUND                                           BROKER-DEALER                  THOUSANDS)
                          -----                                          -------------                   ---------

JNL/AIM Premier Equity II Fund                             Citigroup Global Markets                              $772
JNL/AIM Premier Equity II Fund                             Goldman Sachs & Co.                                    365
JNL/AIM Premier Equity II Fund                             General Electric Co.                                   824
JNL/AIM Premier Equity II Fund                             Merrill Lynch & Co.                                    369
JNL/AIM Premier Equity II Fund                             Morgan Stanley & Co., Inc.                             382
JNL/Alliance Capital Growth Fund                           General Electric Co.                                 5,437
JNL/Alliance Capital Growth Fund                           Goldman Sachs & Co.                                    691
JNL/Alliance Capital Growth Fund                           JP Morgan Securities Inc.                              609
JNL/Alliance Capital Growth Fund                           Lehman Brothers Inc.                                 1,336
JNL/Alliance Capital Growth Fund                           Morgan Stanley & Co.                                 2,622
JNL/Alliance Capital Growth Fund                           Merrill Lynch & Co.                                  2,246
JNL/Alliance Capital Growth Fund                           Citigroup Global Markets                             5,674
JNL/Eagle Core Equity Fund                                 Citigroup Global Markets                             9,568
JNL/Eagle Core Equity Fund                                 General Electric Co.                                 5,992
JNL/Eagle Core Equity Fund                                 Goldman Sachs & Co..                                 1,195
JNL/Eagle Core Equity Fund                                 JP Morgan Securities Inc.                            4,229
JNL/Eagle Core Equity Fund                                 Lehman Brothers Inc.                                 4,934
JNL/Eagle Core Equity Fund                                 Merrill Lynch & Co.                                    833
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund  General Electric Capital Corp.                       3,008
JNL/ Mellon Capital Management Enhanced S&P 500 Index
   Fund                                                    Goldman Sachs & Co.                                    447
JNL/ Mellon Capital Management Enhanced S&P 500 Index
   Fund                                                    JP Morgan Securities                                   707
JNL/ Mellon Capital Management Enhanced S&P 500 Index
   Fund                                                    Lehman Brothers Holdings Inc.                          202
JNL/ Mellon Capital Management Enhanced S&P 500 Index
   Fund                                                    Merrill Lynch & Co.                                    528
JNL/ Mellon Capital Management Enhanced S&P 500 Index
   Fund                                                    Morgan Stanley & Co.                                   599
JNL/ Mellon Capital Management Enhanced S&P 500 Index
   Fund                                                    State Street Brokerage Services                        164
JNL/ Mellon Capital Management S&P 500 Index Fund          Bear Stearns Asset Management                          142
JNL/ Mellon Capital Management S&P 500 Index Fund          Citigroup Inc.                                       4,537
JNL/ Mellon Capital Management S&P 500 Index Fund          General Electric Co.                                 5,636
JNL/ Mellon Capital Management S&P 500 Index Fund          Goldman Sachs & Co.                                    847
JNL/ Mellon Capital Management S&P 500 Index Fund          JP Morgan Securities Inc.                            1,358
JNL/ Mellon Capital Management S&P 500 Index Fund          Lehman Brothers Inc.                                   380
JNL/ Mellon Capital Management S&P 500 Index Fund          Merrill Lynch & Co.                                  1,005
JNL/ Mellon Capital Management S&P 500 Index Fund          Morgan Stanley & Co., Inc.                           1,136
JNL/ Mellon Capital Management S&P 500 Index Fund          State Street Brokerage Services                        315
JNL/Mellon Capital Management International Index Fund     Credit Suisse Group                                    527
JNL/Mellon Capital Management International Index Fund     HSBC Holdings PLC                                    2,071
JNL/Mellon Capital Management International Index Fund     UBS AG                                                 983
JNL/Mellon Capital Management International Index Fund     Prudential PLC                                         115
JNL/Mellon Capital Management International Index Fund     Royal Bank of Scotland PLC                             557
JNL/Mellon Capital Management Bond Index Fund              Bear Stearns Asset Management                          415
JNL/Mellon Capital Management Bond Index Fund              Credit Suisse First Boston Corp.                       331
JNL/Mellon Capital Management Bond Index Fund              General Electric Capital Corp.                         321
JNL/Mellon Capital Management Bond Index Fund              Goldman Sachs & Co.                                    384
JNL/Mellon Capital Management Bond Index Fund              HSBC Securities Inc.                                   102
JNL/Mellon Capital Management Bond Index Fund              JPMorgan Securities Inc.                               364
JNL/Mellon Capital Management Bond Index Fund              Lehman Brothers Inc.                                   889
JNL/Mellon Capital Management Bond Index Fund              Merrill Lynch, Pierce Fenner & Smith                   111
JNL/Mellon Capital Management Bond Index Fund              Morgan Stanley & Co.                                   345
JNL/Mellon Capital Management Bond Index Fund              Citigroup Global Markets                               219
JNL/Mellon Capital Management Bond Index Fund              Royal Bank of Scotland PLC                              99
JNL/Janus Balanced Growth Fund                             Credit Suisse First Boston Corp.                       265
JNL/Janus Balanced Growth Fund                             General Electric Capital Corp.                       2,851
JNL/Janus Balanced Growth Fund                             Goldman Sachs                                          508
JNL/Janus Balanced Growth Fund                             HSBC Securities Inc.                                   584
JNL/Janus Balanced Growth Fund                             Citigroup Global Markets                             1,979
JNL/Janus Growth & Income Fund                             Citigroup Inc.                                         677
JNL/Janus Growth & Income Fund                             General Electric Co.                                   304
JNL/Janus Growth & Income Fund                             Goldman Sachs                                          214
JNL/Janus Aggressive Growth Fund                           Goldman Sachs Group Inc.                             8,644
JNL/Janus Capital Growth Fund                              Lehman Brothers Inc.                                   968
JNL/Janus Global Equities Fund                             UBS Warburg                                          4,779
JNL/Janus Global Equities Fund                             Credit Suisse First Boston Corp.                     2,646
JNL/Janus Global Equities Fund                             HSBC Securities Inc.                                 4,874
JNL/Janus Global Equities Fund                             Citigroup Global Markets                             5,219
JNL/Alger Growth Fund                                      Citigroup Global Markets                             2,952
JNL/Alger Growth Fund                                      General Electric                                     6,369
JNL/JPMorgan International Value Fund                      Credit Suisse First Boston Corp.                       608
JNL/JPMorgan International Value Fund                      HSBC Securities                                        377
JNL/JPMorgan International Value Fund                      Royal Bank of Scotland PLC                             436
JNL/PIMCO Total Return Bond Fund                           Bear Stearns Asset Management                        3,694
JNL/PIMCO Total Return Bond Fund                           Credit Suisse First Boston Corp.                       865
JNL/PIMCO Total Return Bond Fund                           General Electric Capital Corp.                       5,791
JNL/PIMCO Total Return Bond Fund                           Goldman Sachs & Co.                                    359
JNL/PIMCO Total Return Bond Fund                           Morgan Stanley & Co., Inc.                              97
JNL/Putnam Equity Fund                                     General Electric Capital Corp.                         445
JNL/Putnam Equity Fund                                     JPMorgan Securities Inc.                             1,878
JNL/Putnam Equity Fund                                     Lehman Brothers Inc.                                 1,297
JNL/Putnam Equity Fund                                     Goldman Sachs & Co.                                  2,526
JNL/Putnam Equity Fund                                     Citigroup Global Markets                             5,087
JNL/Putnam Value Equity Fund                               Citigroup Global Markets                            12,514
JNL/Putnam Value Equity Fund                               General Electric Capital Corp.                       4,399
JNL/Putnam Value Equity Fund                               Goldman Sachs & Co.                                  8,451
JNL/Putnam Value Equity Fund                               JPMorgan Securities Inc.                             7,743
JNL/Putnam Value Equity Fund                               State Street Brokerage Services                      1,516
JNL/Putnam Midcap Growth Fund                              Bear Stearns Asset Management                          244
JNL/Putnam International Equity Fund                       Credit Suisse First Boston Corp.                     1,314
JNL/Putnam International Equity Fund                       Goldman Sachs & Co.                                  1,954
JNL/Putnam International Equity Fund                       HSBC Securities                                      4,197
JNL/Putnam International Equity Fund                       UBS Warburg                                          2,934
JNL/Putnam International Equity Fund                       Royal Bank of Scotland PLC                             788
JNL/PPM America Value Equity Fund                          General Electric                                     1,317
JNL/PPM America Value Equity Fund                          JPMorgan Chase & Co.                                 1,087
JNL/PPM America Value Equity Fund                          General Electric Capital Corp.                       6,538
JNL/PPM America Value Equity Fund                          JPMorgan Securities Inc.                             5,017
JNL/PPM America Value Equity Fund                          Citigroup Global Markets                             5,528
JNL/PPM America Value Equity Fund                          Goldman Sachs & Co.                                  1,017
JNL/PPM America Value Equity Fund                          Lehman Brothers Inc.                                   734
JNL/PPM America Value Equity Fund                          Merrill Lynch, Pierce Fenner & Smith                   757
JNL/PPM America Value Equity Fund                          Morgan Stanley & Co., Inc.                           1,152
JNL/PPM America Value Equity Fund                          Credit Suisse First Boston Corp.                       548
JNL/PPM America Money Market Fund                          General Electric Capital Corp.                       8,849
JNL/PPM America Money Market Fund                          Goldman Sachs & Co.                                  6,479
JNL/PPM America Money Market Fund                          Merrill Lynch, Pierce Fenner & Smith                 9,198
JNL/PPM America Money Market Fund                          Citigroup Global Markets                             8,989
JNL/PPM America Money Market Fund                          UBS Warburg                                          9,087
JNL/Salomon Balanced Fund                                  JPMorgan Securities Inc.                               588
JNL/Salomon Balanced Fund                                  General Electric Capital Corp.                         356
JNL/Salomon Balanced Fund                                  Merrill Lynch, Pierce, Fenner & Smith                  276
JNL/Salomon Balanced Fund                                  Lehman Brothers Inc.                                    56
JNL/Salomon Balanced Fund                                  Morgan Stanley & Co., Inc.                              56
JNL/Salomon Balanced Fund                                  Credit Suisse First Boston Corp.                        52
JNL/Salomon High Yield Fund                                State Street Brokerage Services                        159
JNL/Salomon U.S. Government & Quality Bond Fund            UBS Warburg                                         29,500
JNL/T. Rowe Price Established Growth Fund                  Credit Suisse First Boston Corp.                     3,829
JNL/T. Rowe Price Established Growth Fund                  General Electric Capital Corp.                       7,123
JNL/T. Rowe Price Established Growth Fund                  Goldman Sachs & Co.                                  1,792
JNL/T. Rowe Price Established Growth Fund                  Merrill Lynch, Pierce, Fenner & Smith                5,844
JNL/T. Rowe Price Established Growth Fund                  Morgan Stanley & Co., Inc.                           3,242
JNL/T. Rowe Price Established Growth Fund                  Citigroup Global Markets                            18,458
JNL/T. Rowe Price Established Growth Fund                  State Street Brokerage Services                      6,467
JNL/T. Rowe Price Value Fund                               Citigroup Global Markets                             2,789
JNL/T. Rowe Price Value Fund                               General Electric Capital Corp.                       1,010
JNL/T. Rowe Price Value Fund                               JPMorgan Securities Inc.                             4,250
JNL/T. Rowe Price Value Fund                               Morgan Stanley & Co., Inc.                           6,811
JNL/Oppenheimer Global Growth Fund                         Citigroup Global Markets                               422
JNL/Oppenheimer Global Growth Fund                         Royal Bank of Scotland PLC                             649
JNL/Oppenheimer Growth Fund                                General Electric Capital Corp.                       1,348
JNL/Oppenheimer Growth Fund                                Morgan Stanley & Co., Inc.                             385
JNL/Oppenheimer Growth Fund                                Citigroup Global Markets                             1,082


CODE OF ETHICS. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Trust, the Adviser, the sub-advisers and JNLD have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds of the Trust. The Trust's and the Adviser Codes complies, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. On September 25, 2003, the Board of Trustees has adopted the proxy voting policy and procedure ("Trust Policy") of the Adviser, pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the sub-advisers. The Trust has adopted each of the sub-adviser's proxy voting policies and procedures ("Policies"). The policies and procedures (or summaries) are attached to this SAI. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Funds' Shareholders, the Adviser, or the sub-advisers, the sub-advisers will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees, and a committee of the Board of Trustees with responsibility for proxy oversight will instruct the Adviser and the sub-adviser on the appropriate course of action.


The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-advisers may abstain from voting from time to time where it determines at the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-advisers will monitor situations that may result in a conflict of interest between the Funds' shareholders and the sub-advisers, or affiliate of the Funds. Effective August 31, 2004, information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-766-4683, and (2) on the Securities and Exchange Commission's website at www.sec.gov.


                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     An insurance company may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company's separate accounts. These separate accounts are funded by shares of the Trust.

     All investments in the Trust are credited to the shareholder's account in the form of full and FRACTIONAL shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     As stated in the Prospectus, the net asset value (NAV) of a Fund's shares is determined once each day on which the New York Stock Exchange (NYSE) is open (a "Business Day") at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund's shares is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation. A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

     The Trustees have adopted procedures pursuant to which the Administrator may determine, subject to ratification by the Board of Trustees, the "fair value" of securities for which a current market price is not available.

     Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets. Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally, or in a particular country or countries, may not take place on all Business Days due to differing national holidays or for other reasons. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund's NAV is not calculated.

     A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund's NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the
Trust's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Trust's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator adjusts the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value.

     For the JNL/PPM America Money Market Fund, securities are valued at amortized cost, which approximates market value, in accord with Rule 2a-7 under the 1940 Act. The net income of the JNL/PPM America Money Market Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

     For this purpose, the net income of the JNL/PPM America Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accord with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

     Because the net income of the JNL/PPM America Money Market Fund is declared as a dividend payable in additional shares each time the Fund's net income is determined, the net asset value per share (I.E., the value of the net assets of the Fund divided by the number of shares outstanding) is expected to remain at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

     The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

           DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

DESCRIPTION OF SHARES. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue any number of Fund of shares. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

VOTING RIGHTS. Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

     In matters affecting only a particular Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund even though: (1) the matter has not been approved by a majority vote of the shares of any other Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

     Because shares in the Trust are sold only to Jackson National Life Insurance Company and to certain qualified retirement plans, Jackson National Life Insurance Company, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson National Life Insurance Company, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson National Life Insurance Company will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accord with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson National Life Insurance Company through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson National Life Insurance Company in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.

     Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

     o    designate a Fund of the Trust;

     o    change the name of the Trust; or

     o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable when issued.

SHAREHOLDER INQUIRIES. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

                                   TAX STATUS

     The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 ("Code"). Each Fund intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income or excise tax. In addition, each Fund intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts. If any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of Section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

     All income dividends and capital gain distributions, if any, on Fund shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

     Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

                                JNL SERIES TRUST

                              FINANCIAL STATEMENTS

The financial statements of the JNL Series Trust for the year ended December 31, 2003 are incorporated by reference (which means they legally are part of this SAI) from the Trust's Annual Report to shareholders. The Annual Report is available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this Statement of Additional Information.

                      APPENDIX A -- RATINGS OF INVESTMENTS

RATINGS BY MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

COMMERCIAL PAPER RATINGS. The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

BOND RATINGS.
    AAA. Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA. Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA. Bonds which are rated BAA are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    BA. Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA. Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

    CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS SERVICES ("S&P")

ISSUE CREDIT RATINGS DEFINITIONS. A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accord with the terms of the obligation;
         2.  Nature of and provisions of the obligation;
         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

    AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA. An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC. An obligation rated CC is currently highly vulnerable to nonpayment.

    C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    R. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS.
    A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

    A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

    D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS. Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.


--------

* Mr. Fritts is an "interested persons" of the Trust due to his position with Jackson National Life Insurance Company, which is the parent company of the Adviser and Distributor.

                     JACKSON NATIONAL ASSET MANAGEMENT, LLC

               PROXY VOTING POLICIES AND RECORDKEEPING PROCEDURES


                                  INTRODUCTION

     Jackson National Asset Management, LLC (JNAM or the Manager) views the proxy voting process as a component of the investment process and, as such, seeks to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for its clients. The Manager maintains a policy of seeking to protect the best interests of its clients should a proxy issue potentially implicate a conflict of interest between its clients and the Manager or its affiliates. Schedule A lists the mutual funds to which this policy relates (each, a Fund and, collectively, the Funds).

                          DELEGATION TO THE SUBADVISERS

     The Manager is authorized to delegate, in whole or in part, its proxy voting authority to its investment advisers (Subadvisers) or third party vendors, consistent with the policies set forth below. The Subadvisers are expected to identify and seek to obtain the optimal benefit for the Funds. The Manager believes that the Subadvisers generally are also best suited to evaluate and vote proxies for the securities they acquire for the Funds. Therefore, except as provided below, it is the Manager's policy to delegate its proxy voting responsibility, as delegated to it by each Fund's Board of Trustees/Managers, to the Subadviser of each Fund and to maintain substantial oversight to ensure that each Fund's Subadviser has written policies that meet certain minimum standards, as follows:

     1) The policies are expected to be reasonably designed to protect the best interests of the Fund.

     2) The Manager expects that a Subadviser's proxy voting guidelines will be set forth in sufficient detail. The proxy voting guidelines (or the Subadviser, through separate written means) should address at least the following issues:

          o The extent to which the Subadviser delegates its proxy voting decisions to a third party, or relies on the recommendations of a third party;

          o    Policies  and  procedures  relating  to  matters  that may affect
               substantially   the  rights  or  privileges  of  the  holders  of
               securities to be voted; and

          o Policies regarding the extent to which the Subadviser will support or give weight to the views of management of a portfolio company. The policies are expected to delineate procedures to be followed when a proxy vote presents a conflict between the interests of a Fund and the interests of its Subadviser or its affiliates, and to resolve any conflicts of interest based on the best interests of the Fund. If the matter involves an issue that is specifically addressed in the Subadviser's proxy voting policies, the proxy shall be cast in accordance with those policies.

     3) To the extent that a Subadviser identifies a material conflict of interest between itself and the interests of a Fund, the Subadviser shall notify the Manager at least annually and confirm how the conflict was resolved.

     4) Each Subadviser is expected to deliver to the Manager, or its appointed vendor, its annual proxy voting record in a form suitable for filing on Form N-PX. This form shall include the following information:

          o    Name of the issuer of the portfolio security;

          o    Exchange ticker symbol of the portfolio security;

          o    The CUSIP number of the portfolio security;

          o    The shareholder meeting date;

          o    A brief identification of the matter voted on;

          o Whether the matter was proposed by the issuer or by a security holder;

          o    Whether the registrant cast its vote on the matter;

          o    How the registrant cast its vote; and

          o    Whether the registrant cast its vote for or against management.

     5) The Manager shall report at least annually to each Fund's Board of Trustees/Managers, on the Fund's proxy voting during that year, including the resolution of any conflicts of interest during that period, any votes cast in contravention of a Subadviser's proxy voting policy, and any recommended changes in the Fund's proxy voting policies or third party service providers.

                     RESERVATION OF AUTHORITY OF THE MANAGER

     The Manager shall annually review the proxy voting policy of each Subadviser, and shall provide such policies annually to each Fund's Board of Trustees/Managers for review, to ensure that the Subadviser seeks the best interests of the Fund in voting proxies for the Fund, as described above. In addition, the Manager recognizes that in certain circumstances, a Subadviser may wish to abstain from a proxy vote based on a cost benefit analysis that casting a vote would not be in the overall best interests of the Fund it advises. In cases where the operational or other costs involved in voting a proxy outweigh potential benefits, the Manager would permit a Subadviser to abstain from voting. In particular, the Manager recognizes the following circumstances where voting might not be in the best interests of a Fund:

     o    Voting a proxy for securities held in a passively managed index fund;

     o Voting a proxy for certain foreign securities with "block out" or other restrictive features associated with proxy voting or which involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person; and

     o Voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.

     In addition, the Manager reserves the right to vote proxies with respect to any portfolio of the Funds that is operated as "funds of funds" pursuant to
Section 12(d)(1)(G) of the Investment Company Act of 1940. Those portfolios invest solely in shares of other portfolios of the Funds. As a result, the Manager anticipates that all of the proposals to be voted on by the fund of funds portfolios will previously have been presented to the Board of Managers/Trustees of the Funds.

     Accordingly, it is the Manager's policy to vote Fund shares held by the fund of funds portfolios in accordance with the recommendation of the relevant Board with respect to the proposal, provided that such proposal has been approved by a majority of the independent Managers/Trustees on the relevant Board. The Manager believes that since all of the Board of Managers/Trustees of the Funds comprise a majority of independent Managers/Trustees, this policy will obviate any potential conflicts of interest. The Manager will report to the Trust's Board at least annually, as provided in paragraph 5 above, with respect to the Manager's voting of proxies on behalf of the fund of funds portfolios.

                                  RECORDKEEPING

     Rule 30b1-4 under the Investment Company Act of 1940 requires each Fund to file its complete proxy voting record on an annual basis (for each fiscal year ending June 30) on Form N-PX no later than August 31 of each year, beginning in 2004. The Manager will prepare and file Form N-PX on behalf of the Funds based on proxy voting data collected by a third party service provider retained by the Funds. In addition, the Manager will post this data on a public website, the address of which will be disclosed for the benefit of shareholders in the statement of additional information of any Fund filing its annual registration statement update on or after July 1, 2003. The Board of Trustees/Managers of each Fund has approved this policy effective September 25, 2003.

                                   SCHEDULE A


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                                  JNAM Clients
--------------------------------------------------------------------------------

JNL SERIES TRUST
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JNL INVESTORS SERIES TRUST
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JNL VARIABLE FUND LLC
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JNL VARIABLE FUND III LLC
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JNL VARIABLE FUND IV LLC
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JNL VARIABLE FUND V LLC
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JNLNY VARIABLE FUND I LLC
--------------------------------------------------------------------------------

JNLNY VARIABLE FUND II LLC
--------------------------------------------------------------------------------

                          PROXY POLICIES AND PROCEDURES

REVIEWED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10, 2003

A.   PROXY POLICIES

     Each of A I M Advisors, Inc., A I M Capital Management Group, Inc., AIM Private Asset Management Group, Inc. and AIM Alternative Asset Management
Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

     I.   BOARDS OF DIRECTORS

          A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

          There are some actions by directors that should result in votes being withheld. These instances include directors who:

          o Are not independent directors and sit on the board's audit, compensation or nominating committee;

          o Attend less than 75 percent of the board and committee meetings without a valid excuse;

          o    Implement or renew a dead-hand or modified dead-hand poison pill;

          o Enacted egregious corporate governance policies or failed to replace management as appropriate;

          o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

          o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

          Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

          o Long-term financial performance of the target company relative to its industry;

          o    Management's track record;

          o    Portfolio manager's assessment;

          o    Qualifications of director nominees (both slates);

          o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

          o    Background to the proxy contest.

     II.  INDEPENDENT AUDITORS

          A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

          o It is not clear that the auditors will be able to fulfill their function;

          o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

          o    The  auditors  have  a  significant   professional   or  personal
               relationship with the issuer that compromises the auditors' independence.

     III. COMPENSATION PROGRAMS

          Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

          o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

          o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

          o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

          o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

          o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

     IV.  CORPORATE MATTERS

          We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

          o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

          o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

          o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

          o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

     V.   SHAREHOLDER PROPOSALS

          Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

          o    We  will   generally   abstain   from   shareholder   social  and
               environmental proposals.

          o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

          o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

          o We will generally vote for proposals to lower barriers to shareholder action.

          o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

     VI.  OTHER

          o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

          o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

          o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

          AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.   PROXY COMMITTEE PROCEDURES

     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

     1.   Other  than  by  voting  proxies  and   participating   in  Creditors'
          committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

     2. AIM will not publicly announce its voting intentions and the reasons therefore.

     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.   BUSINESS/DISASTER RECOVERY

     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.   RESTRICTIONS AFFECTING VOTING

     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country.
     Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.   CONFLICTS OF INTEREST

     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

     To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                           FRED ALGER MANAGEMENT, INC.


                      PROXY VOTING POLICIES AND PROCEDURES












                   111 FIFTH AVENUE, NEW YORK, NEW YORK 10003
                                  800.223.3810

                           FRED ALGER MANAGEMENT, INC.
                      PROXY VOTING POLICIES AND PROCEDURES
                                TABLE OF CONTENTS

SECTION                                                                   PAGE

I.   Overview...............................................................3

II.  Proxy Voting Process...................................................3

III. Conflicts of Interest..................................................4

IV.  Client Disclosure......................................................4

V. Proxy Voting Guidelines..................................................4

         Operational Issues.................................................4

         Board of Directors Issues..........................................5

         Proxy Contests Issues..............................................7

         Anti-Takeover Defenses and Voting Related Issues...................8

         Mergers and Corporate Restructuring Issues.........................9

         State of Incorporation Issues......................................11

         Capital Structure Issues...........................................13

         Executive and Director Compensation Issues.........................14

         Social and Environmental Issues....................................17

         Mutual Fund Proxy Issues...........................................24

VI. How to Obtain Further Information.......................................28

I.   OVERVIEW

Fred Alger Management, Inc. ("Alger"), an investment adviser registered under the Investment Advisers Act of 1940, as amended, has discretionary authority over its clients' accounts and is responsible for voting proxies of securities held in certain client accounts. Alger views the responsibility its clients have entrusted to it seriously and has developed policies and procedures to ensure that proxies are voted in its clients' best interests.

Rule 206(4)-6 of the Investment Advisers Act of 1940, requires that registered investment advisers, which have discretionary authority to vote the proxies held in their clients' accounts, adopt and implement written policies and procedures reasonably designed to ensure that they vote proxies in the best interests of their clients; describe their proxy voting policies and procedures to their clients and upon request, provide copies of such policies and procedures; and disclose to clients how they may obtain information on how the investment adviser voted their proxies.

Rule 204-2 of the Investment Advisers Act of 1940, as amended, requires that registered investment advisers maintain records of their proxy voting policies and procedures; proxy statements received; votes cast on behalf of clients; client requests for proxy voting information; and documents prepared by the investment adviser that were material to making a voting decision.

II.  PROXY VOTING PROCESS

The Senior Vice President of Alger's Account Administration Department is responsible for the overall supervision of the proxy voting process; setting up new accounts; determining the accounts for which Alger has proxy voting responsibilities; and maintaining appropriate proxy voting policies and procedures and records.

Pursuant to contractual agreements with Alger, certain clients authorize Alger to vote the proxies of securities held in the clients' accounts and permit Alger to delegate its proxy voting authority on their behalf. Alger has delegated its proxy voting authority for such clients to Institutional Shareholder Services, Inc. ("ISS"), a leading proxy voting service provider, to vote the proxies in such accounts. ISS, a registered investment adviser, issues voting recommendations and casts votes on the proxies based strictly on the pre-determined voting guidelines described below. Other clients authorize Alger to vote proxies on their behalf, but do not permit Alger to delegate its proxy voting authority. In such cases, a designated Alger analyst determines how to vote the proxies based on the pre-determined voting guidelines. Additionally, some clients may have their own specific proxy voting guidelines. For such clients, a designated Alger analyst determines the votes for these accounts in accordance with the clients' specific voting guidelines based on ISS' recommendations or delegates the voting authority to ISS, based on the clients' instructions.

Alger maintains records of its proxy voting policies and procedures. Alger or ISS, on Alger's behalf, maintains records of proxy statements received; votes cast on behalf of clients; client requests for proxy voting information; and documents prepared by the respective investment adviser that were material to making a voting decision. Such records will be maintained in an easily accessible place for a period of not less than 5 years in an appropriate office of Alger or ISS. In the event that ISS maintains such records, ISS will provide such records to Alger promptly, upon Alger's request.

III. CONFLICTS OF INTEREST

ISS issues voting recommendations and casts proxy votes strictly in accordance with pre-determined proxy voting guidelines, which Alger believes are in the best interests of its clients. ISS will recuse itself from voting proxies when it has a material conflict of interest with the company whose proxies are at issue. In such cases, a designated Alger analyst will vote those proxies strictly in accordance with pre-determined proxy voting guidelines with due consideration for the clients' best interests. The designated Alger analyst is required to certify in writing that to the best of his knowledge and belief, neither he nor Alger have a material conflict of interest with the company whose proxies are at issue. If a material conflict of interest exists, the voting determination is made by the Alger Proxy Voting Committee, composed of Alger's Senior Vice President of Compliance, Alger's Senior Vice President of Account Administration and an Alger Senior Analyst.

The adherence to pre-determined proxy voting guidelines by Alger and ISS and the establishment of the Alger Proxy Voting Committee help avoid conflicts of interests and help ensure that proxy votes are cast in accordance with the best interests of Alger's clients. Additionally, Alger monitors ISS' proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of its clients.

IV.  CLIENT DISCLOSURE

Alger will provide its clients with a description of its proxy voting policies and procedures; disclose to clients that they may obtain the actual proxy voting policies and procedures by accessing Alger's website, HTTP://WWW.ALGER.COM or by calling toll-free, (800) 223-3810; and disclose to clients that they may obtain information about how the investment adviser voted their proxies by calling toll-free, (800) 223-3810. Such description and disclosure will be provided by mail. New clients will be provided with the description and disclosure along with their account application. The Senior Vice President of Alger's Account Administration Department will provide clients with records of how the investment adviser voted their proxies, upon request.

V.   PROXY VOTING GUIDELINES

The following are the pre-determined proxy voting guidelines used by Alger and ISS in making proxy voting decisions for client accounts.

     1.   OPERATIONAL ISSUES

          ADJOURN MEETING

          Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

          AMEND QUORUM REQUIREMENTS

          Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, unless there are compelling reasons to support the proposal.

          AMEND MINOR BYLAWS

          Vote FOR bylaw or charter changes that are of a housekeeping nature (i.e. updates or corrections).

          CHANGE COMPANY NAME

          Vote FOR proposals to change the corporate name.

          CHANGE DATE, TIME OR LOCATION OF ANNUAL MEETING

          Vote FOR management proposals to change the date, time or location of the annual meeting, unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date, time or location of the annual meeting, unless the current scheduling or location is unreasonable.

          RATIFYING AUDITORS

          Vote FOR proposals to ratify auditors, unless any of the following apply:

          o An auditor has a financial interest in or association with the company and is, therefore, not independent

          o    Fees for non-audit services are excessive, or

          o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position

          Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services. Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

          TRANSACT OTHER BUSINESS

          Vote AGAINST proposals to approve other business when it appears as a voting item.


     2.   BOARD OF DIRECTORS ISSUES

          VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions takeover activity, long-term company performance relative to a market index directors' investment in the company, whether the chairman is also serving as CEO and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:

          o Attend less than 75 percent of the board and committee meetings without a valid excuse

          o    Implement or renew a dead-hand or modified dead-hand poison pill

          o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

          o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

          o Failed to act on takeover offers where the majority of the shareholders tendered their shares

          o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

          o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation or nominating committee or the company does not have one of these committees

          o Are audit committee members and the non-audit fees paid to the auditor are excessive

          In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to WITHHOLD votes.

          AGE LIMITS

          Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

          BOARD SIZE

          Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

          CLASSIFICATION/DECLASSIFICATION OF THE BOARD

          Vote AGAINST proposals to classify the board.

          Vote FOR proposals to repeal classified boards and to elect all directors annually.

          CUMULATIVE VOTING

          Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

          DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

          Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply: o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and o Only if the director's legal expenses would be covered

          ESTABLISH/AMEND NOMINEE QUALIFICATIONS

          Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

          FILLING VACANCIES/REMOVAL OF DIRECTORS

          Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

          Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

          INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

          Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support: o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

          o    Majority of independent directors on board

          o    All-independent key committees

          o    Committee chairpersons nominated by the independent directors

          o CEO performance reviewed annually by a committee of outside directors

          o    Established governance guidelines

          o    Company performance

          MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

          Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS' definition of independence.

          Vote FOR shareholder proposals asking that board audit, compensation and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

          STOCK OWNERSHIP REQUIREMENTS

          Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

          TERM LIMITS

          Vote AGAINST shareholder proposals to limit the tenure of outside directors.

     3.   PROXY CONTEST ISSUES

          VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

          Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors: o Long-term financial performance of the target company relative to its industry; management's track record

          o    Background to the proxy contest

          o    Qualifications of director nominees (both slates)

          o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions

          REIMBURSING PROXY SOLICITATION EXPENSES

          Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

          CONFIDENTIAL VOTING

          Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.


     4.   ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES

          ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

          Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

          AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

          Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

          POISON PILLS

          Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

          SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

          Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

          SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

          Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

          SUPERMAJORITY VOTE REQUIREMENTS

          Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.


     5.   MERGERS AND CORPORATE RESTRUCTURING ISSUES

          APPRAISAL RIGHTS

          Vote FOR proposals to restore or provide shareholders with rights of appraisal.

          ASSET PURCHASES

          Vote  CASE-BY-CASE  on  asset  purchase  proposals,   considering  the
          following factors:

          o    Purchase price

          o    Fairness opinion

          o    Financial and strategic benefits

          o    How the deal was negotiated

          o    Conflicts of interest

          o    Other alternatives for the business

          o    Noncompletion risk

          ASSET SALES

          Votes on asset sales should be  determined  on a  CASE-BY-CASE  basis,
          considering   the   following   factors:

          o    Impact on the balance sheet/working capital

          o    Potential elimination of diseconomies

          o    Anticipated financial and operating benefits

          o    Anticipated use of funds

          o    Value received for the asset o Fairness opinion

          o    How the deal was negotiated o Conflicts of interest

          BUNDLED PROPOSALS

          Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

          CONVERSION OF SECURITIES

          Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties and conflicts of interest.

          Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

          CORPORATE  REORGANIZATION/DEBT   RESTRUCTURING/PREPACKAGED  BANKRUPTCY
          PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

          o    Dilution to existing shareholders' position

          o    Terms of the offer

          o    Financial issues

          o    Management's efforts to pursue other alternatives

          o    Control issues

          o    Conflicts of interest

          Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

          FORMATION OF HOLDING COMPANY

          Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

          o    The reasons for the change

          o    Any financial or tax benefits

          o    Regulatory benefits

          o    Increases in capital structure

          o    Changes to the articles of incorporation or bylaws of the company

          Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

          o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

          o    Adverse changes in shareholder rights

          GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

          Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered and noncompletion risk.

          JOINT VENTURES

          Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives and noncompletion risk.

          LIQUIDATIONS

          Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

          MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

          Votes  on  mergers  and   acquisitions   should  be  considered  on  a
          CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

          o Prospects of the combined company; anticipated financial and operating benefits

          o    Offer price

          o    Fairness opinion

          o    How the deal was negotiated

          o    Changes in corporate governance

          o    Change in the capital structure

          o    Conflicts of interest

          PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

          Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues and conflicts of interest.

          Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

          SPIN-OFFS

          Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on:

          o    Tax and regulatory advantages

          o    Planned use of the sale proceeds

          o    Valuation of spin-off

          o    Fairness opinion

          o    Benefits to the parent company

          o    Conflicts of interest

          o    Managerial incentives

          o    Corporate governance changes

          o    Changes in the capital structure

          VALUE MAXIMIZATION PROPOSALS

          Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management; strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether company is actively exploring its strategic options, including retaining a financial advisor.


     6.   STATE OF INCORPORATION ISSUES

          CONTROL SHARE ACQUISITION PROVISIONS

          Vote FOR proposals to opt out of control share acquisition statutes, unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.

          CONTROL SHARE CASHOUT PROVISIONS

          Vote FOR proposals to opt out of control share cashout statutes.

          DISGORGEMENT PROVISIONS

          Vote FOR proposals to opt out of state disgorgement provisions.

          FAIR PRICE PROVISIONS

          Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision and the mechanism for determining the fair price.

          Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

          FREEZEOUT PROVISIONS

          Vote FOR proposals to opt out of state freezeout provisions.

          GREENMAIL

          Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

          REINCORPORATION PROPOSALS

          Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

          STAKEHOLDER PROVISIONS

          Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

          STATE ANTI-TAKEOVER STATUTES

          Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).

     7.   CAPITAL STRUCTURE ISSUES

          ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

          Vote FOR management proposals to reduce the par value of common stock.

          COMMON STOCK AUTHORIZATION

          Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

          DUAL-CLASS STOCK

          Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if: o It is intended for financing purposes with minimal or no dilution to current shareholders o It is not designed to preserve the voting power of an insider or significant shareholder

          ISSUE STOCK FOR USE WITH RIGHTS PLAN

          Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

          PREEMPTIVE RIGHTS

          Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base and the liquidity of the stock.

          PREFERRED STOCK

          Vote  AGAINST  proposals  authorizing  the  creation of new classes of
          preferred  stock  with  unspecified   voting,   conversion,   dividend
          distribution and other rights ("blank check" preferred stock).

          Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock appear reasonable.

          Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

          Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

          RECAPITALIZATION

          Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest and other alternatives considered.

          REVERSE STOCK SPLITS

          Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Vote FOR management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

          SHARE REPURCHASE PROGRAMS

          Vote  FOR  management   proposals  to  institute   open-market   share
          repurchase plans in which all shareholders may participate on equal terms.

          STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

          Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

          TRACKING STOCK

          Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans and other alternatives such as spin-off.


     8.   EXECUTIVE AND DIRECTOR COMPENSATION ISSUES

          Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. ISS' methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

          ISS' model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

          o    Long-term  corporate   performance  (on  an  absolute  basis  and
               relative to a standard industry peer group and an appropriate market index),

          o    Cash compensation, and

          o    Categorization of the company as emerging, growth or mature

          These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

          DIRECTOR COMPENSATION

          Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

          STOCK PLANS IN LIEU OF CASH

          Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis. Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

          DIRECTOR RETIREMENT PLANS

          Vote AGAINST retirement plans for nonemployee directors. Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

          MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

          Votes on management  proposals seeking approval to reprice options are
          evaluated  on  a  CASE-BY-CASE  basis  giving   consideration  to  the
          following:

          o    Historic trading patterns

          o    Rationale for the repricing

          o    Value-for-value exchange

          o    Option vesting

          o    Term of the option

          o    Exercise price

          o    Participation

          EMPLOYEE STOCK PURCHASE PLANS

          Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

          o    Purchase price is at least 85 percent of fair market value

          o    Offering period is 27 months or less, and

          o    Potential voting power dilution (VPD) is ten percent or less

          Vote AGAINST employee stock purchase plans where any of the following apply:

          o    Purchase price is less than 85 percent of fair market value, or

          o    Offering period is greater than 27 months, or

          o    VPD is greater than ten percent

          INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

          Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

          Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

          Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

          EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

          Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

          401(K) EMPLOYEE BENEFIT PLANS

          Vote FOR proposals to implement a 401(k) savings plan for employees.

          SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

          Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry and is not unduly burdensome to the company.

          Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote FOR shareholder proposals to put option repricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry and long-term corporate outlook.

          OPTION EXPENSING

          Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

          PERFORMANCE-BASED STOCK OPTIONS

          Vote  CASE-BY-CASE  on  shareholder  proposals  advocating  the use of
          performance-based   stock   options   (indexed,   premium-priced   and
          performance-vested options), taking into account:

          o    Whether   the    proposal    mandates    that   ALL   awards   be
               performance-based

          o Whether the proposal extends beyond executive awards to those of lower-ranking employees

          o Whether the company's stock-based compensation plans meet ISS' SVT criteria and do not violate ISS' repricing guidelines

          GOLDEN AND TIN PARACHUTES

          Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

          o    The  parachute   should  be  less   attractive  than  an  ongoing
               employment opportunity with the firm

          o    The  triggering   mechanism  should  be  beyond  the  control  of
               management

          o The amount should not exceed three times base salary plus guaranteed benefits

     9.   SOCIAL AND ENVIRONMENTAL ISSUES

          CONSUMER ISSUES AND PUBLIC SAFETY ANIMAL RIGHTS

          Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

          o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products)

          o The availability and feasibility of alternatives to animal testing to ensure product Safety, and

          o The degree that competitors are using animal-free testing. Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

          o The company has already published a set of animal welfare standards and monitors compliance

          o The company's standards are comparable to or better than those of peer firms, and

          o There are no serious controversies surrounding the company's treatment of animals

          DRUG PRICING

          Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

          o    Whether the proposal focuses on a specific drug and region

          o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending and harm to competitiveness

          o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

          o Whether the company already limits price increases of its products

          o    Whether   the    company    already    contributes    life-saving
               pharmaceuticals to the needy and Third World countries

          o    The extent that peer companies implement price restraints

          GENETICALLY MODIFIED FOODS

          Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

          o    The costs and feasibility of labeling and/or phasing out

          o The nature of the company's business and the proportion of it affected by the proposal

          o The proportion of company sales in markets requiring labeling or GMO-free products

          o    The extent that peer companies label or have eliminated GMOs

          o Competitive benefits, such as expected increases in consumer demand for the company's products

          o The risks of misleading consumers without federally mandated, standardized labeling

          o    Alternatives to labeling employed by the company

          Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs. Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

          Vote   CASE-BY-CASE  on  reports  outlining  the  steps  necessary  to eliminate GMOs from the company's products, taking into account:

          o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

          o    The extent that peer companies have eliminated GMOs

          o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

          o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

          o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated

          Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States.
          Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

          HANDGUNS

          Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States, unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

          PREDATORY LENDING

          Vote CASE-BY-CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

          o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

          o Whether the company has adequately disclosed the financial risks of its subprime business

          o Whether the company has been subject to violations of lending laws or serious lending controversies

          o    Peer companies' policies to prevent abusive lending practices


          TOBACCO

          Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors: Second-hand smoke:

          o Whether the company complies with all local ordinances and regulations

          o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

          o    The risk of any health-related liabilities Advertising to youth:

          o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

          o Whether the company has gone as far as peers in restricting advertising

          o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

          o Whether restrictions on marketing to youth extend to foreign countries Cease production of tobacco-related products or avoid selling products to tobacco companies:

          o    The percentage of the company's business affected

          o    The  economic  loss  of  eliminating   the  business  versus  any
               potential tobacco-related liabilities Spin-off tobacco-related businesses:

                    o    The percentage of the company's business affected

                    o    The feasibility of a spin-off

                    o Potential future liabilities related to the company's tobacco business

          Stronger product warnings:

          Vote  AGAINST  proposals  seeking  stronger  product  warnings.   Such
          decisions are better left to public health authorities.

          Investment in tobacco stocks:

          Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

          ENVIRONMENT AND ENERGY

          ARCTIC NATIONAL WILDLIFE REFUGE

          Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

          o    Whether there are publicly available environmental impact reports

          o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills, and

          o    The current status of legislation regarding drilling in ANWR

          CERES PRINCIPLES

          Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

          o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

          o    The  company's   environmental   performance  record,   including
               violations of federal and state regulations, level of toxic emissions and accidental spills

          o Environmentally conscious practices of peer companies, including endorsement of CERES

          o    Costs of membership and implementation

          ENVIRONMENTAL REPORTS

          Generally  vote FOR  requests  for reports  disclosing  the  company's
          environmental   policies   unless  it  already   has   well-documented
          environmental management systems that are available to the public.

          GLOBAL WARMING

          Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.
          However,  additional  reporting  may be warranted  if:

          o The company's level of disclosure lags that of its competitors, or

          o The company has a poor environmental track record, such as violations of federal and state regulations

          RECYCLING

          Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

          o    The nature of the company's business and the percentage affected

          o    The extent that peer companies are recycling

          o    The timetable prescribed by the proposal

          o    The costs and methods of implementation

          o Whether the company has a poor environmental track record, such as violations of federal and state regulations

          RENEWABLE ENERGY

          Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

          o    The nature of the company's business and the percentage affected

          o The extent that peer companies are switching from fossil fuels to cleaner sources

          o    The timetable and specific action prescribed by the proposal

          o    The costs of implementation

          o    The company's initiatives to address climate change

          Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

          GENERAL CORPORATE ISSUES

          LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

          Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

          o    The relevance of the issue to be linked to pay

          o The degree that social performance is already included in the company's pay structure and disclosed

          o The degree that social performance is used by peer companies in setting pay

          o Violations or complaints filed against the company relating to the particular social performance measure

          o Artificial limits sought by the proposal, such as freezing or capping executive pay

          o Independence of the compensation committee o Current company pay levels

          CHARITABLE/POLITICAL CONTRIBUTIONS

          Generally  vote  AGAINST   proposals  asking  the  company  to  affirm
          political nonpartisanship in the workplace so long as:

          o The company is in compliance with laws governing corporate political activities, and

          o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
               (PACs) are strictly voluntary and not coercive

          Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

          Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing or gross negligence, management should determine which contributions are in the best interests of the company. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

          LABOR STANDARDS AND HUMAN RIGHTS

          CHINA PRINCIPLES

          Vote AGAINST proposals to implement the China Principles unless:

          o There are serious controversies surrounding the company's China operations, and

          o    The  company  does  not  have a code of  conduct  with  standards
               similar  to  those   promulgated  by  the   International   Labor
               Organization (ILO)

          COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

          Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

          o    The nature and amount of company business in that country

          o  The  company's   workplace  code  of  conduct

          o    Proprietary and confidential information involved

          o Company compliance with U.S. regulations on investing in the country

          o    Level of peer company involvement in the country

          INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

          Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

          o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

          o Agreements with foreign suppliers to meet certain workplace standards

          o Whether company and vendor facilities are monitored and if so, how

          o    Company participation in fair labor organizations

          o    Type of business

          o    Proportion of business conducted overseas

          o    Countries of operation with known human rights abuses

          o Whether the company has been recently involved in significant labor and human rights controversies or violations

          o    Peer company standards and practices

          o    Union presence in company's international factories

          Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

          o The company does not operate in countries with significant human rights violations

          o    The  company  has  no  recent  human  rights   controversies   or
               violations, or

          o The company already publicly discloses information on its vendor standards compliance

          MACBRIDE PRINCIPLES

          Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

          o Company compliance with or violations of the Fair Employment Act of 1989

          o Company antidiscrimination policies that already exceed the legal requirements

          o    The cost and feasibility of adopting all nine principles

          o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

          o    The potential for charges of reverse discrimination

          o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

          o    The level of the company's investment in Northern Ireland

          o    The number of company employees in Northern Ireland

          o    The  degree  that  industry   peers  have  adopted  the  MacBride
               Principles

          o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles

          MILITARY BUSINESS

          FOREIGN MILITARY SALES/OFFSETS

          Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

          LANDMINES AND CLUSTER BOMBS

          Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

          o Whether the company has in the past manufactured landmine components

          o Whether the company's peers have renounced future production Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

          o    What weapons classifications the proponent views as cluster bombs

          o Whether the company currently or in the past has manufactured cluster bombs or their components

          o    The percentage of revenue derived from cluster bomb manufacture

          o    Whether the company's peers have renounced future production

          NUCLEAR WEAPONS

          Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses and withdrawal from these contracts could have a negative impact on the company's business.

          SPACED-BASED WEAPONIZATION

          Generally vote FOR reports on a company's  involvement in spaced-based
          weaponization,   unless:

          o    The information is already publicly available, or

          o    The disclosures sought could compromise proprietary information

          WORKPLACE DIVERSITY

          BOARD DIVERSITY

          Generally vote FOR reports on the company's efforts to diversify the board, unless:

          o The board composition is reasonably inclusive in relation to companies of similar size and business, or

          o The board already reports on its nominating procedures and diversity initiatives

          Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

          o    The degree of board diversity

          o    Comparison with peer companies

          o    Established process for improving board diversity

          o    Existence of independent nominating committee

          o    Use of outside search firm

          o    History of EEO violations

          EQUAL EMPLOYMENT OPPORTUNITY (EEO)

          Generally vote FOR reports outlining the company's affirmative action initiatives, unless all of the following apply:

          o    The company has well-documented equal opportunity programs

          o    The  company  already   publicly   reports  on  its  company-wide
               affirmative initiatives and provides data on its workforce diversity, and

          o    The company has no recent EEO-related violations or litigation

          Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

          GLASS CEILING

          Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

          o The composition of senior management and the board is fairly inclusive

          o The company has well-documented programs addressing diversity initiatives and leadership development

          o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

          o The company has had no recent, significant EEO-related violations or litigation

          SEXUAL ORIENTATION

          Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

          o Whether the company's EEO policy is already in compliance with federal, state and local laws

          o    Whether  the  company  has  faced  significant  controversies  or
               litigation   regarding   unfair  treatment  of  gay  and  lesbian
               employees

          o The industry norm for including sexual orientation in EEO statements

          o Existing policies in place to prevent workplace discrimination based on sexual orientation

          Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.


     10.  MUTUAL FUND PROXY ISSUES

          ELECTION OF DIRECTORS

          Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

          o    Board structure

          o    Director independence and qualifications

          o    Attendance at board and committee meetings

          Votes should be withheld from directors who:

          o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

          o Ignore a shareholder proposal that is approved by a majority of shares outstanding

          o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

          o Are interested directors and sit on the audit or nominating committee, or

          o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees

          CONVERT CLOSED-END FUND TO OPEN-END FUND

          Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

          o    Past performance as a closed-end fund

          o    Market in which the fund invests

          o    Measures taken by the board to address the discount

          o    Past  shareholder  activism,  board  activity

          o    Votes on related proposals

          PROXY CONTESTS

          Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

          o    Past performance relative to its peers

          o    Market in which fund invests

          o    Measures taken by the board to address the issues

          o Past shareholder activism, board activity and votes on related proposals

          o    Strategy of the incumbents versus the dissidents

          o    Independence of directors

          o Experience and skills of director candidates o Governance profile of the company

          o    Evidence of management entrenchment

          INVESTMENT ADVISERY AGREEMENTS

          Votes on investment advisery agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

          o    Proposed and current fee schedules

          o    Fund category/investment objective

          o    Performance benchmarks

          o    Share price performance compared to peers

          o    Resulting fees relative to peers

          o    Assignments (where the adviser undergoes a change of control)

          APPROVE NEW CLASSES OR SERIES OF SHARES

          Vote FOR the establishment of new classes or series of shares.

          PREFERRED STOCK PROPOSALS

          Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

          o    Stated specific financing purpose

          o    Possible dilution for common shares

          o    Whether the shares can be used for anti-takeover purposes

          1940 ACT POLICIES

          Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

          o    Potential competitiveness

          o    Regulatory developments

          o    Current and potential returns

          o    Current and potential risk

          Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

          CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL

          RESTRICTION

          Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

          o    The fund's target investments

          o    The reasons given by the fund for the change

          o    The projected impact of the change on the portfolio

          CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

          Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

          NAME CHANGE PROPOSALS

          Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

          o    Political/economic changes in the target market

          o    Consolidation in the target market

          o    Current asset composition

          CHANGE IN FUND'S SUBCLASSIFICATION

          Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

          o    Potential competitiveness

          o    Current and potential returns

          o    Risk of concentration

          o    Consolidation in target industry

          DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

          Vote  these  proposals  on  a  CASE-BY-CASE  basis,   considering  the
          following factors:

          o    Strategies employed to salvage the company

          o    The fund's past performance

          o    Terms of the liquidation

          CHANGES TO THE CHARTER DOCUMENT

          Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

          o    The degree of change implied by the proposal

          o    The efficiencies that could result

          o    The state of incorporation

          o    Regulatory standards and implications

          Vote AGAINST any of the following changes:

          o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

          o Removal of shareholder approval requirement for amendments to the new declaration of trust

          o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

          o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

          o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

          o    Removal  of  shareholder   approval  requirement  to  change  the
               domicile of the fund

          CHANGE THE FUND'S DOMICILE

          Vote  reincorporations  on  a  CASE-BY-CASE  basis,   considering  the
          following factors:

          o    Regulations of both states

          o    Required fundamental policies of both states

          o    Increased flexibility available

          AUTHORIZE  THE  BOARD  TO  HIRE  AND  TERMINATE   SUBADVISORS  WITHOUT
          SHAREHOLDER APPROVAL

          Vote  AGAINST  proposals   authorizing  the  board  to  hire/terminate
          subadvisors without shareholder approval.

          DISTRIBUTION AGREEMENTS

          Vote  these  proposals  on  a  CASE-BY-CASE  basis,   considering  the
          following factors:

          o    Fees charged to comparably sized funds with similar objectives

          o    The proposed distributor's reputation and past performance

          o    The competitiveness of the fund in the industry

          o    Terms of the agreement

          MASTER-FEEDER STRUCTURE

          Vote FOR the establishment of a master-feeder structure.

          MERGERS

          Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

          o    Resulting fee structure

          o    Performance of both funds

          o    Continuity of management personnel

          o Changes in corporate governance and their impact on shareholder rights

          SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

          Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

          SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

          Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

          SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISER

          Vote to terminate the investment adviser on a CASE-BY-CASE basis, considering the following factors:

          o    Performance of the fund's NAV

          o    The fund's history of shareholder relations

          o    The performance of other funds under the adviser's management


V.   HOW TO OBTAIN FURTHER INFORMATION

Clients may obtain Fred Alger Management, Inc.'s Proxy Voting Policies and Procedures by accessing Alger's website, HTTP://WWW.ALGER.COM or by calling toll-free, (800) 223-3810. Clients may obtain information about how the investment adviser voted proxies by calling toll-free, (800) 223-3810. These materials will be mailed to clients upon request.

                                                                     JULY 2003

                        ALLIANCE CAPITAL MANAGEMENT L.P.

                    STATEMENT OF POLICIES AND PROCEDURES FOR
            VOTING PROXIES ON BEHALF OF DISCRETIONARY CLIENT ACCOUNTS

INTRODUCTION

As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement is applicable to Alliance Capital's growth and value investment groups investing on behalf of clients in both US and global securities.

PROXY POLICIES

This statement is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

ELECTIONS OF DIRECTORS: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

APPOINTMENT OF AUDITORS: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services are disproportionate to the total audit fees paid by the company or there are other reasons to question the independence of the company's auditors.

CHANGES IN CAPITAL STRUCTURE: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

PROPOSALS AFFECTING SHAREHOLDER RIGHTS: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

CORPORATE GOVERNANCE: Alliance Capital recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. For example, we will vote for proposals providing for equal access to proxies, a majority of independent directors on key committees, and separating the positions of chairman and chief executive officer.

ANTI-TAKEOVER MEASURES: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

EXECUTIVE COMPENSATION: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages triggered by a change in control to a shareholder vote and proposals that seek additional disclosure of executive compensation. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

SOCIAL AND CORPORATE RESPONSIBILITY: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

PROXY VOTING PROCEDURES

PROXY VOTING COMMITTEES

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review new types of corporate governance issues, evaluate proposals not covered by these policies and recommend how we should generally vote on such issues. In addition, the committees, in conjunction with the analyst that covers the company, contact management and interested shareholder groups as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Corporate Legal Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to guidelines, industry trends and review the policies contained in this statement from time to time.

CONFLICTS OF INTEREST

Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, whose retirement plan we administer, or with whom we have another business or personal relationship that may affect how we vote on the issuer's proxy. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a conflict of interests, including: (i) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of and any contact that they have had with any interested party regarding a proxy vote; (ii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iii) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests. For example, if our proposed vote is consistent with our stated proxy voting policy, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management's recommendation, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation, and is also consistent with the views of an independent source, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation and is contrary to the views of an independent source, the proposal is reviewed by the appropriate proxy committee for final determination.

PROXIES OF CERTAIN NON-US ISSUERS

Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Alliance Capital may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.

PROXY VOTING RECORDS

Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Assistant General Counsel, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

                          EAGLE ASSET MANAGEMENT, INC.

                       PROXY VOTING POLICY AND GUIDELINES

     The exercise of proxy voting rights is an important element in the successful management of clients' investments. Eagle Asset Management recognizes its fiduciary responsibility to vote proxies solely in the best interests of both its ERISA and non-ERISA clients. We have therefore adopted the following proxy voting guidelines as a part of our overall goal of maximizing the growth of our clients' assets.

     Eagle generally votes proxies in furtherance of the long-term economic value of the underlying securities. We consider each proxy proposal on its own merits, and we make an independent determination of the advisability of supporting or opposing management's position. We believe that the recommendations of management should be given substantial weight, but we will not support management proposals which we believe are detrimental to the underlying value of our clients' positions.

     We usually oppose proposals which dilute the economic interest of shareholders, and we also oppose those that reduce shareholders' voting rights or otherwise limit their authority. With respect to takeover offers, Eagle calculates a "going concern" value for every holding. If the offer approaches or exceeds our value estimate, we will generally vote for the merger, acquisition or leveraged buy-out.

     The following guidelines deal with a number of specific issues, particularly in the area of corporate governance. While they are not exhaustive, they do provide a good indication of Eagle's general approach to a wide range of issues. A list of Eagle's detailed voting guidelines is attached as APPENDIX A and incorporates routine and non-routine proxy issues. On occasion we may vote a proxy otherwise than suggested by the guidelines, but departures from the guidelines will be rare, and we will explain the basis for such votes in our reports to clients.

     If you have any questions about these guidelines, or about how we voted, or may vote, on a particular issue, please contact our Compliance Department at 1-800-237-3101.

I.   DIRECTORS AND AUDITORS

     Eagle generally supports the management slate of directors, although we may withhold our votes if the board has adopted excessive anti-takeover measures. (App. R1)

     We favor inclusion of the selection of auditors on the proxy as a matter for shareholder ratification. As a general rule, in the absence of any apparent conflict of interest, we will support management's selection of auditors. (App.
R8)

II.  CORPORATE GOVERNANCE

     In the area of corporate governance, Eagle will generally support proxy measures which we believe tend to increase shareholder rights.

     A. CONFIDENTIAL VOTING. We generally support proposals to adopt confidential voting and independent vote tabulation practices, which we believe lessen potential management pressure on shareholders and thus allow shareholders to focus on the merits of proxy proposals. (App S31)

     B. GREENMAIL. Unless they are part of anti-takeover provisions, we usually support anti-greenmail proposals because greenmail tends to discriminate against shareholders other than the greenmailer and may result in a decreased stock price. (App S23)

     C. INDEMNIFICATION OF DIRECTORS. We usually vote in favor of charter or by-law amendments which expand the indemnification of directors or limit their liability for breaches of care, because we believe such measures are important in attracting competent directors and officers. (App R4)

     D.   CUMULATIVE VOTING RIGHTS.  We usually support  cumulative voting as an
          effective  method  of  guaranteeing   minority   representation  on  a
          board.(App N17, S24)

     E. OPT OUT OF DELAWARE. We usually support by-law amendments requiring a company to opt out of the Delaware takeover statute because it is undemocratic and contrary to the principle that shareholders should have the final decision on merger or acquisition. (App S15, S46)

     F. INCREASES IN COMMON STOCK. We will generally support an increase in common stock of up to three times the number of shares outstanding and scheduled to be issued, including stock options, provided the increase is not intended to implement a poison pill defense. (App R18)

     Eagle generally votes against the following anti-takeover proposals, as we believe they diminish shareholder rights.

     A. FAIR PRICE AMENDMENTS. We generally oppose fair price amendments because they may deter takeover bids, but we will support those that consider only a two year price history and are not accompanied by a supermajority vote requirement.(App N3)

     B. CLASSIFIED BOARDS. We generally oppose classified boards because they limit shareholder control. (App N4)

     C. BLANK CHECK PREFERRED STOCK. We generally oppose the authorization of blank check preferred stock because it limits shareholder rights and allows management to implement anti-takeover policies without shareholder approval. (App N2)

     D.   SUPERMAJORITY  PROVISIONS.  We  usually  oppose   supermajority-voting
          requirements because they often detract from the majority's rights to enforce its will. (App N5, S32)

     E. GOLDEN PARACHUTES. We generally oppose golden parachutes, as they tend to be excessive and self-serving, and we favor proposals which require shareholder approval of golden parachutes and similar arrangements. (App S18)

     F. POISON PILLS. We believe poison pill defenses tend to depress the value of shares. Therefore, we will vote for proposals requiring (1) shareholder ratification of poison pills, (2) sunset provision for existing poison pills, and (3) shareholder vote on redemption of poison pills. (App N1)

     G. REINCORPORATION. We oppose reincorporation in another state in order to take advantage of a stronger anti-takeover statute. (App S15)

     H. SHAREHOLDER RIGHTS. We oppose proposals which would eliminate, or limit, the rights of shareholders to call special meetings and to act by written consent because they detract from basic shareholder authority. (App S26-S30)


     Eagle generally votes on other corporate governance issues as follows:

     A. OTHER BUSINESS. Absent any compelling grounds, we usually authorize management to vote in its discretion. (App R22)

     B. DIFFERENTIAL VOTING RIGHTS. We usually vote against the issuance of new classes of stock with differential voting rights, because such rights can dilute the rights of existing shares. (App N27)

     C. DIRECTORS-SHARE OWNERSHIP. While we view some share ownership by directors as having a positive effect, we will usually vote against proposals requiring directors to own a specific number of shares. (App
          S5)

     D. INDEPENDENT DIRECTORS. While we oppose proposals which would require that a board consist of a majority of independent directors, we may support proposals which call for some independent positions on the board. (App S11)

     E.   PREEMPTIVE   RIGHTS.  We  generally  vote  against  preemptive  rights
          proposals, as they may tend to limit share ownership, and they limit management's flexibility to raise capital. (App N21, S25)

     F. EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS). We evaluate ESOPs on a case-by-case basis. We usually vote for unleveraged ESOPs if they provide for gradual accumulation of moderate levels of stock. For leveraged ESOPs, we examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for ESOP and number of shares held by insiders. We may also examine where the ESOP shares are purchased and the dilutive effect of the purchase. We vote against leveraged ESOPs if all outstanding loans are due immediately upon a change in control or if the ESOP appears to be primarily designed as an anti-takeover device. (App R21)


III. COMPENSATION AND STOCK OPTION PLANS

     We review compensation plan proposals on a case-by-case basis. We believe that strong compensation programs are needed to attract, hold and motivate good executives and outside directors, and so we generally tend to vote with management on these issues. However, if the proposals appear excessive, or bear no rational relation to company performance, we may vote in opposition.

     With respect to compensation plans which utilize stock options or stock incentives, our analyses generally have lead us to vote with management. However, if the awards of options appear excessive, or if the plans reserve an unusually large percentage of the company's stock for the award of options, we may oppose them because of concerns regarding the dilution of shareholder value. Compensation plans that come within the purview of this guideline include long-range compensation plans, deferred compensation plans, long-term incentive plans, performance stock plans, and restricted stock plans and share option arrangements. (App N7)

IV.  SOCIAL ISSUES

     Eagle has a fiduciary duty to vote on all proxy issues in furtherance of the long-term economic value of the underlying shares. Consistent with that duty, we will vote on social issues with a view toward promoting good corporate citizenship, but also with the realization that we cannot require a company to go beyond applicable legal requirements or put itself in a noncompetitive position.

     We have found that management generally analyzes such issues on the same basis, and so we generally support management's recommendations on social issue proposals. However, if our analysis shows that adoption of such a proposal would have a positive impact on the share value, we may vote in favor. (App S40--S65)

     Examples of proposals in this category include:

     1.   Anti - Abortion.

     2.   Affirmative Action.

     3.   Animal Rights.

          a.   Animal Testing.

          b.   Animal Experimentation.

          c.   Factory Farming.

     4.   Chemical Releases.

     5.   El Salvador.

     6.   Environmental   Issues.

          a.   CERES Principles.

          b.   Environmental Protection.

     7.   Equal Opportunity.

     8.   Discrimination.

     9.   Government Service.

     10.  Infant Formula.

     11.  Israel.

     12.  Military Contracts.

     13.  Northern Ireland.

          a.   MacBride Principles.

     14.  Nuclear Power.

          a.   Nuclear Waste.

          b.   Nuclear Energy Business.

     15.  Planned Parenthood Funding.

     16.  Political Contributions.

     17.  South Africa.

          a.   Sullivan Principles.

     18.  Space Weapons.

     19.  Tobacco-Related Products.

     20.  World Debt.

VII. CONFLICTS OF INTEREST

     Investment advisers who vote client proxies may, from time to time, be faced with situations which present the adviser with a potential conflict of interest. For example, a conflict of interest could exist where Eagle, or an affiliate, provides investment advisory services, or brokerage or underwriting services, to a company whose management is soliciting proxies, and a vote against management could harm Eagle's, or the affiliate's, business relationship with that company. Potential conflicts of interest may also arise where Eagle has business or personal relationships with other proponents of proxy proposals, participants in proxy contests, or corporate directors or candidates for directorships.

     Eagle addresses the potential conflict of interest issue primary by voting proxies in accordance with the predetermined set of Guidelines described above. With very few exceptions, Eagle's proxy votes are cast as prescribed by our guidelines. On the rare occasion where a portfolio manager may recommend a vote contrary to Eagle's Guidelines, Eagle's Compliance Department will review the proxy issue and the recommended vote to ensure that the vote is cast in compliance with Eagle's overriding obligation to vote proxies in the best interests of clients and to avoid conflicts of interest. By limiting the discretionary factor in the proxy voting process, Eagle is confident that potential conflicts of interest will not affect the manner in which proxy voting rights are exercised.


VIII. RECORD KEEPING

     The following documents related to Proxy Voting are kept by Eagle Compliance in accordance with Rule 204-2 of the Investment advisers Act.

     >>   Copy of each proxy statement received.

     >>   Record of each vote cast.

     >>   Copy of any  documents  created by Eagle that was material to making a
          decision   how  to  vote  proxies  on  behalf  of  a  client  or  that memorializes the basis for that decision.

     >> Copy of each written client request for information on how Eagle voted proxies on behalf of the client.

     >> Copy of all written responses by Eagle to client who requested (written or oral) information on how the Eagle voted proxies on behalf of the client.

ATTACHED IS APPENDIX A WHICH DETAILS EAGLE'S PROXY VOTING GUIDELINES FOR ROUTINE, NON-ROUTINE AND NON-ROUTINE SHAREHOLDER PROPOSALS.

APPENDIX A




                             EAGLE ASSET MANAGEMENT


================================================================================
                             PROXY VOTING GUIDELINES
================================================================================




                                    JUNE 2003






















                              COMPLIANCE DEPARTMENT
                                   (573-8285)

This packet contains Eagle's standard proxy voting policies and the proposal wording used to help in preparing proxy voting authorizarions for portfolio management voting decision. In addition, most proposals (including their recommended vote and justification) are followed by a brief explanation of the issue.




                                    CONTENTS



         SECTION I           PROXY POLICY STATEMENT


         SECTION II          DIRECTORY OF PROXY PROPOSALS


         SECTION III        PROPOSAL SUMMARIES AND RECOMMENDATIONS

                                    SECTION I


                             PROXY POLICY STATEMENT

                                    JUNE 2003

                             EAGLE ASSET MANAGEMENT
                             PROXY POLICY STATEMENT


o These guidelines have been established to assist Portfolio Management in carrying out their responsibility to vote in clients best interests.

o Eagle Compliance department will make every effort to assure that it receives all proxies for securitities held in client accounts. Eagle Compliance will attempt to process proxies in a timely manner with a vote or a recommendation provided at least 2 weeks prior to the meeting date if the proxy material has been received in time. Eagle does this by calling custodians, subcustodians, proxy services, proxy solicitors, etc.

o Eagle examines each proxy and each proxy issue on a case-by-case basis and will rely on these guidelines as the standard.

o If the economic impact of an issue to shareholders is deemed positive, we will recommend supporting that issue. If the economic impact of an issue to shareholders is deemed negative, we will recommend a vote against the proposal.

o A proxy issue may have a shareholder rights effect as well. To the extent that a proposal has no negative effect on shareholder rights, Eagle usually recommends supporting the proposal. If a proposal has a negative effect on one or several rights currently held by shareholders, Eagle will recommend a vote against that proposal.

o Eagle Compliance will transmit the vote on all proxies for companies held by clients as of record date. If the client accounts no longer hold the shares on the meeting date, but did hold the shares on record date, those shares will be voted.








Updated on 6/13/03

                                   SECTION II


                          DIRECTORY OF PROXY PROPOSALS

                                    JUNE 2003

                          DIRECTORY OF PROXY PROPOSALS

                                ROUTINE PROPOSALS

--------------------------------------------------------------------------------
VOTE REC     PAGE        PROPOSAL
--------------------------------------------------------------------------------

 F/W         R1          Routine - Election of directors.

 F/W         R2          Routine - Limit director monetary liability.

 F/W         R3          Routine - Approve/increase director's remuneration.

 F/W         R4          Routine - Indemnification of directors and officers.

 F/W         R5          Routine - Fix number of directors.

 F/W         R6          Routine - Approve discharge of Management Board.

 F/W         R7          Routine - Approve discharge of Supervisory Board.

 F/W         R8          Routine - Approve auditors.

 F/W         R9          Routine - Approve auditors and fix their remuneration.

 F/W         R10         Routine - Approve special auditor's report.

 F/W         R11         Routine - Approve financial statements.

 F/W         R12         Routine - Approve financial statements, directors'
                                   reports, and auditors' reports.

 F/W         R13         Routine - Set/approve dividend.

 F/W         R14         Routine - Approve scrip dividend alternative.

 F/W         R15         Routine - Approve allocation of income.

 F/W         R16         Routine - Approve appropriation of profits and
                                   dividends.

 F/W         R17         Routine - Grant Board authority to repurchase shares.

 F/W         R18         Routine - Increase number of authorized shares of
                                   common/preferred stock.

--------------------------------------------------------------------------------
VOTE REC     PAGE        PROPOSAL
--------------------------------------------------------------------------------
 F/W R19 Routine - Approve stock splits or reverse stock splits.

 F/W         R20         Routine - Approve qualified 401(k) savings plan.

 F/W         R21         Routine - Approve/Amend Employee Stock Purchase Plan.

 F/W         R22         Routine - Other business.

 F/W         R23         Routine - List Company on Additional Exchanges

 F/W         R24         Routine - Designate Keeper of Minutes

 F/W         R25         Routine - Open/Close Meeting

 F/W         R26         Routine - Approve Minutes

 F/W         R27         Routine International - Approve Payment of Corporate
                         Income Taxes

 F/W         R28         Routine International - Cancel Preapproved Issuance
                         Authority

 F/W         R29         Routine International - Authorize New Product Lines

 F/W         R30         Routine International - Appoint Statutory Auditor

 F/W         R31         Routine International - Appoint Chairman of the Board

 F/W         R32         Routine International - Authorize Filing of Required
                         Documents/Other Formalities.

 F/W         R33         Routine International - Propose Publications Media

 F/W         R34         Routine International - Clarify Articles of Association

 F/W         R35         Routine International - Update Articles of Association
                         with Proxy Results

 F/W         R36         Routine International - Conform Articles of Association
                         to Law or Stock Exchange.

 F/W         R37         Routine International - Authorize Board to Ratify and
                         Execute Approved Resolutions.

 F/W         R38         Routine International - Prepare and Approve List of
                         Shareholders

 F/W         R39         Routine International - Announce Vacancies on
                         Management Board

 F/W         R40         Routine International - Elect Chairman of Meeting

                         NONROUTINE MANAGEMENT PROPOSALS


--------------------------------------------------------------------------------
VOTE REC     PAGE        PROPOSAL
--------------------------------------------------------------------------------

 F/W         N1          Nonroutine Antitakeover - Approve shareholder rights
                         plan (poison pill).

 A/A         N2          Nonroutine Antitakeover - Authorize issuance of
                         preferred stock.

 A/A         N3          Nonroutine Antitakeover - Fair price proposal.

 A/A         N4          Nonroutine Antitakeover - Classified board of
                         directors.

 A/A         N5          Nonroutine Antitakeover - Supermajority vote
                         requirement.

 A/A         N6          Nonroutine Antitakeover - Elimination of action by
                         written consent.

 VARIES      N7          Nonroutine - Approve/Amend Stock Option Plan.

 A/A         N9          Nonroutine - Approve/Amend Stock Option Plan
                         - Insufficient details.

 F/W         N10         Nonroutine - Amend Stock Option Plan - no additional
                         shares.

 F/W         N11         Nonroutine - Accelerate exercise date of options for
                         retiring employees.

 F/W         N12         Nonroutine - Amend Executive Incentive Compensation
                         Plan.

 F/W         N13         Nonroutine - Approve Restricted Stock Grant Program.

 F/W         N14         Nonroutine - Approve Non-employee Directors' Stock
                         Plan.

 A/A         N15         Nonroutine - Approve Non-employee Directors' Pension
                         Plan.

 F/W         N16         Nonroutine - Amend Directors' Deferred Fee Plan.

 A/A         N17         Nonroutine - Dissolution of cumulative voting.

 F/W         N18         Nonroutine - Board consideration of constituents.

 F/W         N19         Nonroutine - Allotment of unissued shares.

 F/W         N20         Nonroutine - Authority to issue shares.

 F/W         N21         Nonroutine - Issue shares without preemptive rights.

--------------------------------------------------------------------------------
VOTE REC     PAGE        PROPOSAL
--------------------------------------------------------------------------------

F/W          N22         Nonroutine - Authority to allot shares for cash.

F/W          N23         Nonroutine - Change company name.

F/W          N24         Nonroutine - Adjourn meeting.

F/W          N25         Nonroutine Antitakeover - Authorize Board to Use All
                         Outstanding Capital.

F/W          N26         Nonroutine - Allow Board to Appoint Additional
                         Directors between Annual Meetings.

A/A          N27         Nonroutine - Approve New Class of Common/Preferred
                         Stock.

F/W          N28         Nonroutine - Approve Recapitalization.

F/W          N29         Nonroutine - Amend Stock Ownership Limitations.

F/W          N30         Nonroutine - Extend Term of Directors.

F/W          N31         Nonroutine - Eliminate/Adjust Par Value of Common
                         Stock.

F/W          N32         Nonroutine - Declassify the board of directors.

F/W          N33         Nonroutine International - Change Date/Location of
                         Annual Meeting.

F/W          N34         Nonroutine International - Authorize Issuance
                         of Equity or Equity-Linked Securities.

F/W          N35         Nonroutine International - Authorize Issuance of Bonds.

F/W          N36         Nonroutine International - Authorize Capitalization of
                         Reserves for Bonus Issue or Increase In Par Value.

F/W          N37         Nonroutine International - Increase Issued Capital
                         for Rights Issue.

F/W          N38         Nonroutine International - Authorize Reissuance of
                         Repurchased Shares.

A/A          N39         Nonroutine International - Approve Retirement Bonuses
                         for Directors/Statutory Auditors.

A/A          N40         Nonroutine International - Approve Payment to Deceased
                         Director's Family.

F/W          N41         Nonroutine International - Authorize company to
                         engage in transactions with related parties.

F/W          N42         Nonroutine International - Authorize Board to
                         Denominate Share Capital in Euros.

A/A          N43         Nonroutine - Approve Granting and Repricing of Stock
                         Options.

F/W          N44         Nonroutine International - Approve Issuance of Equity
                         or Equity-Linked (UP TO 20%) Securities Without
                         Preemptive Rights.

F/W          N45         Nonroutine - Approve Merger Agreement/Reogranization

                        NONROUTINE SHAREHOLDER PROPOSALS


--------------------------------------------------------------------------------
VOTE REC     PAGE        PROPOSAL
--------------------------------------------------------------------------------

A/W           S1         Nonroutine - Shareholder proposal on outside director
                         retirement.

A/W           S2         Nonroutine - Shareholder proposal on term of outside
                         directors.

F/A           S3         Nonroutine - Shareholder proposal on annual
                         election of directors (repeal classified boards).

A/W           S4         Nonroutine - Shareholder proposal regarding director
                         attendance.

A/W           S5         Nonroutine - Shareholder proposal on stock ownership by
                         directors.

A/W           S6         Nonroutine - Shareholder proposal on disclosure of
                         compensation.

A/W           S7         Nonroutine - Shareholder proposal to compensate
                         directors solely in stock.

A/W           S8         Nonroutine - Shareholder proposal to review and
                         report on executive compensation.

A/W           S9         Nonroutine - Shareholder proposal regarding the holding
                         of more than one position.

A/W           S10        Nonroutine - Shareholder proposal to limit executives'
                         compensation.

A/W           S11        Nonroutine - Shareholder proposal regarding director
                         independence.

F/A           S12        Nonroutine - Shareholder proposal regarding
                         independent nominating committee.

A/W          S13         Nonroutine - Shareholder proposal regarding women and
                         minorities on the Board.

A/W          S14         Nonroutine - Shareholder proposal regarding union
                         representation on the Board.

A/W          S15         Nonroutine - Shareholder proposal to opt out of
                         Delaware.

A/W          S16         Nonroutine - Shareholder proposal to put all
                         director candidates on the proxy ballot.

A/W          S17         Nonroutine - Shareholder proposal regarding
                         Board nominee statement for candidacy.

F/A          S18         Nonroutine - Shareholder proposal on approval of
                         severance agreements.

--------------------------------------------------------------------------------
VOTE REC     PAGE        PROPOSAL
--------------------------------------------------------------------------------

A/W          S19         Nonroutine - Shareholder proposal on providing
                         an opposition slate of directors.

F/A          S20         Nonroutine - Shareholder proposal to eliminate
                         non-employee director retirement plans.

A/W          S21         Nonroutine - Shareholder proposal on rotation of
                         meeting sites.

A/W          S22         Nonroutine - Shareholder proposal on annual meeting
                         date.

F/A          S23         Nonroutine - Shareholder proposal regarding greenmail
                         payments.

F/A          S24         Nonroutine - Shareholder proposal requesting cumulative
                         voting.

A/W          S25         Nonroutine - Shareholder proposal regarding preemptive
                         rights.

A/W          S26         Nonroutine - Shareholder proposal to eliminate
                         shareholder rights plans (poison pills).

F/A          S27         Nonroutine - Shareholder proposal to submit
                         shareholder rights plans (poison pills) for shareholder ratification.

F/A          S28         Nonroutine - Shareholder proposal to lower
                         shareholder vote requirement in existing fair price provision to a simple majority.

A/W          S29         Nonroutine - Shareholder proposal to require
                         shareholder approval before implementing blocking preferred stock.

F/A          S30         Nonroutine - Shareholder proposal to allow or
                         simplify shareholder action by written consent.

F/A          S31         Nonroutine - Shareholder proposal on a confidential
                         ballot.

F/A          S32         Nonroutine - Shareholder proposal on supermajority vote
                         requirement.

A/W          S33         Nonroutine - Shareholder proposal regarding equal
                         access to proxies.

A/W          S34         Nonroutine - Shareholder proposal on political
                         contributions.

A/W          S35         Nonroutine - Shareholder proposal on charitable
                         contributions.

A/W          S36         Nonroutine - Shareholder proposal on government
                         service.

A/W          S37         Nonroutine - Shareholder proposal on political
                         non-partisanship.
--------------------------------------------------------------------------------
VOTE REC     PAGE        PROPOSAL
--------------------------------------------------------------------------------

A/W          S38         Nonroutine - Shareholder proposal regarding capital
                         flight.

A/W          S39         Nonroutine - Shareholder proposal on the MacBride
                         Principles.

A/W          S40         Nonroutine - Shareholder proposal regarding SDI.

A/W          S41         Nonroutine - Shareholder proposal regarding economic
                         conversion.

A/W          S42         Nonroutine - Shareholder proposal regarding lending to
                         Chile.

A/W          S43         Nonroutine - Shareholder proposal on Third World
                         conservation.

A/W          S44         Nonroutine - Shareholder proposal on animal testing.

A/W          S45         Nonroutine - Shareholder proposal regarding abortion.

F/A          S46         Nonroutine - Shareholder proposal on Delaware
                         antitakeover law.

A/W          S47         Nonroutine - Shareholder proposal on political action
                         committees.

A/W          S48         Nonroutine - Shareholder proposal regarding the Ceres
                         principles.

A/W          S49         Nonroutine - Shareholder request for report on Northern
                         Ireland.

A/W          S50         Nonroutine - Shareholder proposal regarding affirmative
                         action.

A/W          S51         Nonroutine - Shareholder proposal regarding tobacco
                         products.

A/W          S52         Nonroutine - Shareholder proposal regarding
                         equal employment opportunity.

A/W          S53         Nonroutine - Shareholder proposal on foreign military
                         sales.

A/W          S54         Nonroutine - Shareholder proposal to uphold Code of
                         Conduct in South Africa.

A/W          S55         Nonroutine - Shareholder proposal regarding Maquiladora
                         operations.

A/W          S56         Nonroutine - Shareholder proposal to amend
                         discretionary voting.

A/W          S57         Nonroutine - Shareholder proposal requesting a report
                         on political practices.

A/W          S58         Nonroutine - Shareholder proposal to update Code of
                         Conduct.

A/W          S59         Nonroutine - Shareholder proposal to Discourage
                         Underage Smoking.

--------------------------------------------------------------------------------
VOTE REC     PAGE        PROPOSAL
--------------------------------------------------------------------------------
A/W          S60         Nonroutine - Shareholder proposal on Infants and
                         Tobacco.

A/W          S61         Nonroutine - Shareholder proposal to Prepare
                         Tobacco-Related Report.

A/W          S62         Nonroutine - Shareholder proposal to Preserve
                         The Health of Tobacco-Using Customers.

A/W          S63         Nonroutine - Shareholder proposal to Disclose Warning
                         Labels on Tobacco Products.

A/W          S64         Nonroutine - Shareholder proposal to Establish Advisory
                         Committee.

A/W          S65         Nonroutine - Shareholder proposal for Report on
                         Environment and to reduce or eliminate toxic waste or emissions.

A/W          S66         Nonroutine - Shareholder proposal to Require Director
                         Attendance at Annual Meeting.

A/W          S67         Nonroutine - Shareholder proposal to Require Director
                         Nominee Qualifications.

A/W          S68         Nonroutine - Shareholder proposal  Regarding Directors
                         Receiving Consulting Fees.

A/W          S69         Nonroutine - Shareholder Proposal to Seek Sale of
                         Company/Assets.

A/W          S70         Nonroutine - Shareholder Proposal to Adopt Policy
                         Relating to Genetically Engineered Food Products.

A/W          S71         Nonroutine - Shareholder Proposal to Adopt
                         Policy/Prepare Report on Drug Pricing.

A/W          S72         Nonroutine - Shareholder Proposal to Hire Advisor to
                         Maximize Shareholder Value

                                   SECTION III


                     PROPOSAL SUMMARIES AND RECOMMENDATIONS

                                    JUNE 2003

                                   SECTION III


                                ROUTINE PROPOSALS


ROUTINE - ELECTION OF DIRECTORS.


        This proposal allows shareholders to vote for or against individuals selected by the current board to serve as members of the new board of directors. However, voters may withhold their votes from any one or more director candidates while casting their votes for the remaining candidates.

        In a routine election of directors, we will vote with management on its slate of directors. We feel that the company is more knowledgeable and qualified to make a decision as to who should be nominated and serve on the board.

        THE FOLLOWING ARE OTHER POSSIBLE TERMS FOR THE DIRECTORS OF THE COMPANY:

        1.     MANAGEMENT BOARD
        2.     SUPERVISORY BOARD
        3.     COMMISSIONERS
        4.     TRUSTEES
        5.     CENSORS

ROUTINE - LIMIT DIRECTOR MONETARY LIABILITY.



        Limit on monetary liability: a maximum dollar amount that can be obtained through the course of legal action from a director in the event that his/her good faith actions are detrimental to share value, the shareholders and/or any other interested parties.

        Many qualified men and women would be unwilling to serve as directors without limits on their monetary liability. If this were the case, the company might not have the best people in charge which could lead to poor results and, ultimately, economic depreciation of shareholder equity.

        The insurance coverage premiums for directors would be rather high, if obtainable at all, without limits on their monetary liability. Also, if director monetary liability was not limited, directors might always make conservative decisions to avoid legal complications rather than tough decisions in an attempt to advance the company. However, this provision does not limit liability for gross negligence of duty, willful misconduct or lack of good-faith performance.

        We support a proposal to limit director monetary liability.

ROUTINE - APPROVE/INCREASE DIRECTOR'S REMUNERATION.



       The proposal requests shareholders approval of the annual fees set for the directors. We feel the level of pay allotted to the directors is a decision the company should make to the extent that it is not excessive. A competitive fee will allow the Board to attract and retain outstanding directors.

ROUTINE - INDEMNIFICATION OF DIRECTORS AND OFFICERS.



        Indemnification is an agreement whereby the company will pay, in advance, the legal expenses of directors and officers should a lawsuit be filed against them in the event that their good faith actions are thought to be detrimental to share value, the shareholders and/or any other interested parties.

        Many qualified men and women would be unwilling to serve as directors and officers of a corporation without indemnification protection. If this were the case, the company might not have the best people in charge which could lead to poor results and, ultimately, economic depreciation of shareholder equity.

        The insurance coverage premiums for directors and officers would be rather high, if obtainable at all, without director and officer indemnification. Also, if the directors and officers are not indemnified, they might make conservative decisions to avoid legal complications rather than tough decisions in an attempt to advance the company. However, this provision does not indemnify a director or officer for gross negligence of duty, willful misconduct or lack of good-faith performance.

        We support a proposal to indemnify directors and officers.

ROUTINE - FIX NUMBER OF DIRECTORS.



       The proposal requests that the Board be given the authority to determine the number of directors. This allows the directors to adjust the size of the Board to adapt to needs as they arise. It also provides the Board with the flexibility to fully comply with their fiduciary duty to shareholders.

ROUTINE - APPROVE DISCHARGE OF MANAGEMENT BOARD.



       This proposal asks that shareholders approve formal discharge of responsibility of the Management Board for fiscal _______. This is a standard request in Germany, and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

ROUTINE - APPROVE DISCHARGE OF SUPERVISORY BOARD.



       This proposal asks that shareholders approve formal discharge of responsibility of the Supervisory Board for fiscal _______. This is a standard request in Germany, and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

 ROUTINE - APPROVE AUDITORS.



        This proposal allows shareholders to vote for or against the accounting firm selected by the board of directors to audit the company's books and prepare the financial statements for the upcoming year.

        In a routine selection of auditors, we will vote with management on this issue. The company has acted in good faith in selecting a qualified, independent auditor in the past and we feel will continue this practice. The company is knowledgeable and qualified in determining who should serve as auditors based on past experiences, references, etc.

ROUTINE - APPROVE AUDITORS AND FIX THEIR REMUNERATION.



        This proposal allows shareholders to vote for or against the accounting firm selected by the board of directors to audit the company's books and prepare the financial statements for the upcoming year. In addition, shareholders are asked to approve the annual fees set for the auditors.

        In a routine selection of auditors, we will vote with management on this issue. The company has acted in good faith in selecting and compensating auditors in the past and we feel this practice will continue. The company is knowledgeable and qualified in determining who should serve as auditors and what their remuneration should be based on past experiences, references, etc.

ROUTINE - APPROVE SPECIAL AUDITOR'S REPORT.



       French companies are required by law to present shareholders with a special auditor's report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions ( with directors or similar parties ) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions. This approval of the special auditor's report is regarded as routine in France.

ROUTINE - APPROVE FINANCIAL STATEMENTS.



       The proposal requests shareholder approval of the financial statements. We routinely vote for financial statements which are prepared for the company by auditors which we voted for. Additionally, we regard the financial statements to be routine business.

ROUTINE - APPROVE FINANCIAL STATEMENTS, DIRECTORS' REPORTS, AND AUDITORS'
REPORTS.



       The proposal requests shareholder approval of the financial statements, directors' reports, and auditors' reports. We routinely vote for these financial statements and reports which are prepared for the company by the directors and auditors which we voted for. Additionally, we regard such reports to be routine business.

ROUTINE - SET/APPROVE DIVIDEND.



       The proposal requests that shareholders approve of the dividend level which management has set or recommended. We feel that the level of dividends can best be decided upon by management.

ROUTINE - APPROVE SCRIP DIVIDEND ALTERNATIVE.



       In this proposal, shareholders are being asked to authorize the dividend payment in the form of cash or shares, at the discretion of the shareholder. We approve of giving shareholders this option as long as shareholders are given a financially equal choice between cash and stock.

ROUTINE - APPROVE ALLOCATION OF INCOME.



       The proposal asks shareholders to approve the Board's proposed allocation of income for the current fiscal year, as well as the dividend level. We feel that decisions concerning how to allocate company income and what levels dividends should be set at are best left to management to decide.

ROUTINE - APPROVE APPROPRIATION OF PROFITS AND DIVIDENDS.



       The proposal asks shareholders to approve the Board's proposed allocation of income for the current fiscal year, as well as the dividend level. We feel that decisions concerning how to allocate company income and what levels dividends should be set at are best left to management to decide.

 ROUTINE - GRANT BOARD AUTHORITY TO REPURCHASE SHARES.



       The proposal requests that the Board be given the authority to repurchase shares of the company on the open market. This authority would continue until the next annual meeting. In general, domestic firms do not require shareholder approval to repurchase shares on the open market. We feel that the Board should be given this authority because strategic repurchase programs can enhance the company's net asset value, earnings per share, and shareholder value.

ROUTINE - INCREASE NUMBER OF AUTHORIZED SHARES OF COMMON/PREFERRED STOCK.



        This proposal allows shareholders to vote for or against a management-sponsored proposal to increase the number of authorized shares of common or preferred stock. Typically, an increase in authorized shares is sought in order that the company has an adequate share reserve in the event of a stock split and/or stock dividend. These additional shares may also be used to finance any future business opportunities.

        It should be noted that this is not an increase in the number of outstanding shares, but rather an increase in the number of shares that may be issued. The number of outstanding shares is increased in the event of a stock split, stock dividend or any future financing activities.

        We believe that the company will continue to act in good faith upon the authorization of these shares in order to achieve maximum shareholder value.

ROUTINE - APPROVE STOCK SPLITS OR REVERSE STOCK SPLITS.



       The proposal requests shareholder approval for stock splits or reverse stock splits. We feel that ownership of a company should be encouraged among all types of investors. When stock prices are high, it often discourages individual investors from investing in the company. Likewise, when the price of a share of stock is too low, the transaction fees often make investment in the company prohibitive. In addition, there is no negative impact on institutional shareholders.

   ROUTINE - APPROVE QUALIFIED 401(K) SAVINGS PLAN.



        This is a benefit plan in which employees can reduce their salaries and contribute that pre-tax money to an account where the money gains tax-free interest until the funds are withdrawn upon/after retirement. We do not object to plans of this nature.

ROUTINE - APPROVE/AMEND EMPLOYEE STOCK PURCHASE PLAN.



       An employee stock purchase plan is a method of providing employees with an opportunity to share in the ownership of the company by providing them with a convenient means for regular and systematic purchases of company stock. We feel an employee stock purchase plan develops a stronger incentive to work for the continued success of the company and will recommend voting for these types of plans provided they contain the following provisions:

       o The purchase price of the company stock may not be less than 85% of fair market value (80% IF U.K. COMPANY).
       o All full-time employees who own less than 10% of company stock are eligible to participate in the plan.
       o There must be a $25,000 limit on the maximum value of the shares that can be purchased by any one employee during any one offering period.

ROUTINE - OTHER BUSINESS.



        We will support the board and the company in their good-faith act of conducting day-to-day business in an attempt to maximize shareholder value. A vote for this issue will allow the board to respond to any other issues which may surface at the shareholder annual/special meeting.

ROUTINE - LIST COMPANY ON ADDITIONAL EXCHANGES.



       This proposal requests shareholder approval to list the company's stock on additional stock exchanges. Trading on more than one exchange can increase the liquidity and marketability of the company's stock, which is in the best interests of shareholders.

ROUTINE - DESIGNATE KEEPER OF MINUTES.



       This proposal designates a shareholder or other individual to detail the discussion of the annual meeting and write the minutes for submission to the board, shareholders and/or the government.

ROUTINE - OPEN/CLOSE MEETING.



       This proposal is to approve the opening or closing of the annual meeting. We have no objections to this routine request.

ROUTINE - APPROVE MINUTES.



       This proposal requests shareholders approve the minutes from the previous meeting. We have good faith that the Secretary of the Board will properly account for the items covered at the annual meeting.

ROUTINE INTERNATIONAL - APPROVE PAYMENT OF CORPORATE INCOME TAXES.



       This item seeks approval for the use by the company of its reserves in order to pay corporate taxes. This is common practice in Europe. According to European accounting procedures, a company is required every year to set aside a certain percentage (usually five percent) from its profits which will be allocated to the company's reserves. Reserves are usually used to cover losses in future years, pay dividends to savings shareholders, and to pay corporate taxes.

ROUTINE INTERNATIONAL - CANCEL PREAPPROVED ISSUANCE AUTHORITY.

       This proposal would cancel a previously approved authority to issue capital. Companies in Denmark do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries. They must create specific pools of capital with a limited life for general use, which they may call upon during the life of the pool. Therefore, companies routinely request the creation of pools of capital for no specific use or for a specific reason.

       If the board deems the pool of capital as no longer necessary or relevant to the company's needs, yet the life of the authority has not yet lapsed, then shareholder approval is needed to cancel it. This is a routine request in Denmark.

ROUTINE INTERNATIONAL - AUTHORIZE NEW PRODUCT LINES.



       This proposal seeks shareholder approval to amend the company's articles to allow the company to expand into new lines of business. In Japan, a company's articles of association are usually very specific about the types of business in which the company may engage. This originally helped limit intragroup competition. However, as more companies seek to diversify out of their traditional narrow industries, greater flexibility is being routinely introduced.

       This change does not require the company to go into these businesses, but gives them the flexibility to do so if and when they choose. We support the board seeking new product lines to increase shareholder value. This is a routine request in Japan.

ROUTINE INTERNATIONAL - APPOINT STATUTORY AUDITOR.



       This item seeks to appoint one internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code. Statutory auditors in Japan are responsible for attending all board meetings and important business meetings, reviewing all major documents, cooperating with the external auditors, and approving the external audit.

       Even though the independence of internal auditors is sometimes questionable, we will vote with management on this issue. The company is knowledgeable and qualified in determining who should serve as statutory auditors based on past experiences, references, etc.

ROUTINE INTERNATIONAL - APPOINT CHAIRMAN OF THE BOARD.



       This proposal is to appoint or elect a chairman of the board of directors. We will vote for the proposed candidate, because we feel the board is more knowledgeable and qualified to make a decision as to who should be nominated and serve as chairman.

ROUTINE INTERNATIONAL - AUTHORIZE FILING OF REQUIRED DOCUMENTS/OTHER
FORMALITIES.



       This item would authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law. This is a routine item in France.

ROUTINE INTERNATIONAL - PROPOSE PUBLICATIONS MEDIA.



       This proposal would designate the newspaper as the medium to publish the company's meeting notice. Although we would prefer that foreign shareholders receive written notification of the annual meeting, publishing this information in newspapers is common in Chile and other countries. We do not object to this routine request.

ROUTINE INTERNATIONAL - CLARIFY ARTICLES OF ASSOCIATION.



       Sometimes the board will ask shareholders to approve a routine housekeeping of the company's articles, including clarifying items and deleting obsolete items. These requests often have little affect on shareholders, so we routinely support these types of requests.

ROUTINE INTERNATIONAL - UPDATE ARTICLES OF ASSOCIATION WITH PROXY RESULTS.



       This proposal updates the company's articles of association to reflect the results of a proxy vote by shareholders. For example, if shareholders approve an increase in authorized shares of common stock, they will sometimes be asked to amend this change in capital to the articles of association. This is a routine proposal in international proxies.

ROUTINE INTERNATIONAL - CONFORM ARTICLES OF ASSOCIATION TO LAW OR STOCK
EXCHANGE.



       The company seeks approval to amend its articles of association to conform with new requirements in local or national law or rules established by a stock exchange on which its stock is listed. This is a routine procedure with international companies and has little affect on shareholder value.

ROUTINE   INTERNATIONAL  -  AUTHORIZE  BOARD  TO  RATIFY  AND  EXECUTE  APPROVED
RESOLUTIONS




         This proposal requests shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting. This is a routine item and is essentially a legal formality.

ROUTINE INTERNATIONAL - PREPARE AND APPROVE LIST OF SHAREHOLDERS.



         This proposal requests shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting.

         RECOMMENDATION:              Vote FOR this proposal.
                                           ---
                                      This is a vote WITH management.
                                                     ----

         This is a routine formality in European countries.

ROUTINE INTERNATIONAL - ANNOUNCE VACANCIES ON MANAGEMENT BOARD.



       This proposal requests shareholder approval to announce vacancies on the management Board.

       RECOMMENDATION:                Vote FOR this proposal.
                                           ---
                                      This is a vote WITH management.
                                                     ----

       In accordance with Dutch law, the company must announce which of the supervisory board members will retire from the board during the next year, either because their terms have expired or because they have reached the mandatory retirement age. This is a routine agenda item.

ROUTINE INTERNATIONAL - ELECT CHAIRMAN OF THE MEETING.



       This proposal requests shareholder approval to elect the chairman of the meeting.

       RECOMMENDATION:       Vote FOR this proposal.
                                  ---
                             This is a vote WITH management.
                                            ----

       This is a routine meeting formality in European countries.

                                   SECTION III


                              NONROUTINE PROPOSALS

NONROUTINE ANTITAKEOVER - APPROVE SHAREHOLDER RIGHTS PLAN (POISON PILL).



       This proposal requests shareholder approval of a poison pill which management could use for antitakeover protection.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a vote WITH management.
                                       ----

       We believe poison pills force uninvited bidders to negotiate with the board. These negotiations allow time for the company to maximize value for shareholders by forcing a higher premium out of a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value.

NONROUTINE ANTITAKEOVER - AUTHORIZE ISSUANCE OF PREFERRED STOCK.



       This proposal would give the board authorization to issue preferred stock.

       RECOMMENDATION:  Vote AGAINST proposal.
                             -------
                        This is a vote AGAINST management.
                                       -------

       We generraly oppose the authorization of blank check preferred stock because it limits shareholder rights and allows management to implement anti-take over policies without shareholder approval.

NONROUTINE ANTITAKEOVER - FAIR PRICE PROPOSAL.



       This proposal would allow the board to include a fair price provision in the company's charter.

       RECOMMENDATION:  Vote AGAINST proposal.
                             -------
                        This is a vote AGAINST management.
                                      -------

        We generally oppose fair price amendments because they may deter takeover bids, but we will support those that consider only a two year price history and are not accompanied by a supermajority vote requirement..

        To the extent that fair price provisions protect shareholders from abusive tender offers, they are positive. However, fair price provisions are only valuable to shareholders when shareholders exercise some control over the application of such provisions

NONROUTINE ANTITAKEOVER - CLASSIFIED BOARD OF DIRECTORS.



        The proposal requests shareholder approval to classify the board.

       RECOMMENDATION:  Vote AGAINST proposal.
                             -------
                        This is a vote AGAINST management.
                                       -------


        A classified board is one in which directors are divided into separate classes--in most instances, three classes--so that one-third of the board (a class) is elected each year for a three-year term. If only one-third of the directors are (re)elected each year, it is more difficult for a hostile bidder to seize control of a target company immediately, even if a bidder controls a majority of a company's stock which otherwise would be sufficient to win control of the board in most cases. Classifying the board may deter proxy contests for control because only one-third of the directors stand for election in any one year. In this example it would take two years to gain control of the board.

        A staggered board system is antitakeover in nature by virtue of the fact that a raider would need at least two years to gain a majority of directors at companies whose board members are elected to staggered three-year terms. This would delay the raider from finalizing the acquisition, which in turn could prevent shareholders from receiving maximum share appreciation. Not only does a staggered board entrench management and lengthen the takeover process, it also serves to discourage potential buyers from making an initial bid for the company. In addition, we feel a staggered board may lead to complacency among its members, which in turn may inhibit optimal corporate performance and maximum share appreciation. Therefore, we recommend voting against a proposal that calls for a classified board of directors.

  NONROUTINE ANTITAKEOVER -  SUPERMAJORITY VOTE REQUIREMENT.



       This item would require the affirmative vote of a super-majority of the outstanding voting stock to amend or repeal company articles and/or bylaws.

       RECOMMENDATION:  Vote AGAINST proposal.
                             -------
                        This is a vote AGAINST management.
                                       -------

        Supermajority provisions in a company's charter or bylaws set a level of approval for specified actions that is higher than the minimum set by state law. Such provisions often establish approval levels of 75 or 80%, sometimes even higher, for actions that otherwise would require majority approval. Supermajority rules are most frequently based on total shares outstanding, not those represented in person or by proxy at an annual or special shareholder meeting, thereby making action that requires supermajority approval extremely difficult.

        We view the required supermajority as having antitakeover implications and recommend reducing the supermajority figure to a simple majority (51%). Required supermajority rules could lead to entrenchment of management because the number of shares represented in person or by proxy at these meetings does not usually exceed 80%. In the event of a possible merger, often times the interested third party does not get to vote his/her shares. Also, as the size of the interested third party's holdings increase, the fewer the number of outstanding shares it takes to defeat the merger proposal (usually management's shares).

        Knowing that a supermajority bylaw is in place for a particular company, a third party may not make an offer, even if it is equitable, which results in depriving shareholders of a potential premium/profit. Also, an SEC study noted that stock prices declined in those companies which sought adoption of supermajority amendments.

NONROUTINE ANTITAKEOVER - ELIMINATION OF ACTION BY WRITTEN CONSENT.



        The proposed amendment would require that any shareholder action be taken only at a stockholders' meeting and would prohibit action by stockholders by written consent. Certain by-law amendments allow the Board and certain executives to call a meeting.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote AGAINST management.
                                            -------

        This is an antitakeover proposal which substantially reduces the rights of each shareholder. Its passage would practically eliminate the possibility for a written proxy fight, an activity in which IDS has made its feelings known in the past through its written consent vote.

        Written consent allows shareholders to vote on a solicited proxy card. These proxy cards are not necessarily issued by the board, but may be from an opponent, raider, etc.

        The business corporation statutes of some states permit shareholders to act by written consent without a meeting, unless the company's charter or bylaws restrict or prohibit such action. Usually the holders of written consents must have the consent to act from the same number of shares that would be required to take a proposed action if a meeting were held. The ability to act through written consent enables shareholders to replace a company's board, amend the bylaws or take other action to effect a change in control without having to call a special meeting or wait for the annual meeting. Charter or bylaw amendments to prohibit shareholders from acting by written consent, or to require unanimous consent for such action, limit shareholder opportunities to act quickly to change control or to take other actions that could facilitate a change in control.

        In recommending an against vote, we feel that allowing action by written consent is in the best interest of shareholders. Action by written consent gives shareholders an opportunity to act expediently upon any important issues which could enhance or diminish share value, such as a proposed takeover or merger. In situations that allow only the Board and certain executive officers to call a stockholders' meeting, shareholders are at quite a disadvantage; they must wait until the next annual meeting to raise their concerns.

        The inability to act by written consent is essentially an antitakeover proposal which could entrench management and/or prevent a proxy fight; thus shareholders may not realize potential share price appreciation.

NONROUTINE - APPROVE/AMEND STOCK OPTION PLAN.



        The plan reserves ______ shares of common stock which may be issued in conjunction with the exercise of incentive and non-qualified stock options.

        RECOMMENDATION:      Vote FOR AGAINST this proposal.
                                  --- -------
                             This is a vote WITH AGAINST management.
                                            ---- -------

        We estimate the maximum potential earnings dilution from this plan together with existing (and other proposed) plans is ______%. The combined allowable dilution cap for this company is ______%.


       Approval of plans and amendments to plans are examined on an individual basis with each recommendation completed with the pertinent information, such as the type of award(s), the maximum potential dilution and the allowable dilution cap. The steps in determining if a plan is voted FOR are as follows:

          1. Determine a company's dilution by taking the number of shares in all existing and proposed plans and divide it by the number of outstanding shares:

                    # OF SHARES IN PROPOSED & EXISTING PLANS
                             # of shares outstanding

          2. Determine the companies 3-year growth rate in total shareholder returns (includes increase in the stock price along with any dividends paid to shareholders).

          3. Compensation plans will be given tentative approval if they fall within the following dilution guidelines:

                  3-YEAR GROWTH RATE               ALLOWABLE DILUTION CAP

                  30% or less                      up to 10% dilution
                  31- 45%                          up to 15% dilution
                  46-60%                           up to 20% dilution
                  61%+                             up to 25% dilution

          4. Compensation plans that have a HISTORY of repricing or replacing of underwater stock options would automatically be voted AGAINST, even if they meet the above criteria.

          5. A plan will also be voted AGAINST if the proxy and/or annual report do not provide all the information needed to evaluate the plan, i.e. the number of existing options outstanding, the performance of the company, etc.


       The types of awards usually given in compensation plans are listed below in order, generally, from least dilutive (incentive) to most dilutive (performance share). However, this order is subject to change depending upon the particulars of the plan:

       -INCENTIVE STOCK OPTION: Executive receives right to purchase stock at a stipulated price over a specific period of time, in conformance with the Internal Revenue Code. Grants may not be given at a price less than 100% of fair market value.

       -NON QUALIFIED STOCK OPTION: Executive receives right to purchase stock at a stipulated price over a specific period of time, in conformance with the Internal Revenue Code. Grants may be given at a price less than 100% of fair market value.

       -STOCK APPRECIATION RIGHT (SAR): Company grants executive the right to any appreciation in the underlying stock over a specific period of time. SAR value can usually be received in cash and/or stock.

       -RESTRICTED STOCK: Executive receives outright grand of shares free or at a discount, but isrestricted from transferring them into his/her name until certain conditions are met, such as remaining employed by the company for a specified time. If conditions are not met, stock is forfeited.

       -PHANTOM STOCK: Executive receives the appreciation in the book, fair market or formula value of a specified number of shares over a set period of time.

       -PERFORMANCE UNIT: Executive receives a grant of units with an absolute dollar value. Payout is contingent on meeting stated performance targets (ROE, ROI, etc.) over a specified time period. A performance unit can usually be converted into a specified number of shares of stock.

       -PERFORMANCE SHARE: Executive receives a grant of shares with payout contingent on meeting stated performance targets (ROE, ROI, etc.) over a specified time period.

NONROUTINE - APPROVE/AMEND STOCK OPTION PLAN -- INSUFFICIENT DETAILS.



         The proposal requests that the Board of Directors be given the authority to grant stock options to employees.

         RECOMMENDATION:              Vote AGAINST this proposal.
                                           -------
                                      This is a vote AGAINST management.
                                                     -------

         The proxy lacks sufficient information needed for a proper evaluation of the plan. The proposal allows stock options to be granted, but doesn't inform the shareholder of the type of option, the number of available shares, or the number of shares outstanding. Therefore, we cannot perform a dilution test.

NONROUTINE - AMEND STOCK OPTION PLAN -- NO ADDITIONAL SHARES



       The proposal asks shareholders to approve an amendment to the Stock and Incentive Plan to change the terms of the plan only.

       RECOMMENDATION:                Vote FOR this proposal.
                                           ---
                                      This is a vote WITH management.
                                                     ----

       The amendment would only amend the terms of the existing plan and would not increase the number of authorized shares of common stock available for the plan. We have already assumed that all of the shares available under the existing plan would be granted. Therefore, the amendment would not dilute common stock beyond what we already expect.

NONROUTINE - ACCELERATE EXERCISE DATE OF OPTIONS FOR RETIRING EMPLOYEES.



       The proposal asks shareholders to approve an amendment to the Stock and Incentive Plan granting the plan committee authority to accelerate the exercise date of options held by retiring employees and employees terminated due to company divestitures.

       RECOMMENDATION:                Vote FOR this proposal.
                                           ---
                                      This is a vote WITH management.
                                                     ----

       We have no objection to accelerating options for these two situations. The amendment would not increase the number of authorized shares of common stock issuable under the plan. We have already assumed that all of the shares available under the existing plan would be granted and therefore the amendment would not dilute common stock beyond what we already expect.

NONROUTINE - AMEND EXECUTIVE INCENTIVE COMPENSATION PLAN.



       This amendment, if approved, would allow the plan to qualify for federal tax deductions. The 1993 Omnibus Budget Reconciliation Act (OBRA), mandates certain restrictions on the tax deductibility of executive compensation above $1 million. The law provides exceptions for certain performance-based compensation, including cash bonuses, provided the plan is administered by a compensation committee of two or more outside directors and amendments to the plan are approved by shareholders.

        RECOMMENDATION:  Vote FOR this proposal.
                              ---
                         This is a vote WITH management.
                                        ----

       Under the terms of the plan, the company links cash payouts to the attainment of preset hurdle rates. The goals are appropriate. We support the plan.

NONROUTINE - APPROVE RESTRICTED STOCK GRANT PROGRAM.



      This proposal seeks shareholder approval of the Restricted Stock Grant Program, which would grant shares from those reserved under the Executive Award Plan. This plan has been submitted in order to qualify for certain tax deductions granted for "performance-based" compensation under Section 162(m) of the Internal Revenue Code.


      RECOMMENDATION:  Vote FOR this proposal.
                            ---
                       This is a vote WITH management.
                                      ----

      Under the terms of the plan, the company links the granting of awards to the attainment of preset hurdle rates. The goals are appropriate. We support the plan.

NONROUTINE - APPROVE NON-EMPLOYEE DIRECTORS' STOCK PLAN.



       This plan seeks shareholder approval of the company's Non-Employee Directors' Stock Plan which is designed to provide outside directors with the option of receiving all or a portion of their annual retainer fees in the form of company stock.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                         This is a Vote WITH management.
                                        ----

       We feel plans such as the proposed plan are an important and necessary part of a comprehensive director compensation packages. This plan will help the company to attract and retain qualified, talented individuals to serve as directors. In addition, this plan will help to better align director interests with shareholder interests.

NONROUTINE - APPROVE NON-EMPLOYEE DIRECTORS' PENSION PLAN.



       This proposal requests shareholder approval of a pension plan for non-employee directors.

       RECOMMENDATION:  Vote AGAINST on this proposal.
                             -------
                        This is a Vote AGAINST management.

       The majority of directors on boards serve or have served as executive officers of major companies and undoubtedly receive substantial compensation and retirement plans at their primary places of employment. This calls into question the benefits of these plans to both shareholders and directors.

       Bonus plans are now being adopted by companies to replace pension plans as well as annual grants of stock units, restricted stock, or deferred stock that cannot be exercised until the individual leaves the board. Other companies compensate for the removal of pension benefits with outright stock grants or cash payments, which have provided shareholders with better information about the value companies place on such benefits.

       We believe that this form of compensation for outside directors is excessive, and we prefer to see pension benefits withdrawn.

NONROUTINE - AMEND DIRECTORS' DEFERRED FEE PLAN.



       Under the terms of the plan, each non-employee director may elect to defer his or her compensation for a specified period of time, or until he or she retires. The amendment seeks to amend this plan by providing for transactions in the company's common stock. Directors will now be able to defer receipt of their annual retainer fees by specifying that a portion of the retainer fee be allocated to either a company cash account or stock account.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a Vote WITH management.

       We believe plans such as this one are an essential part of the comprehensive director compensation packages that are needed to attract and retain well qualified, talented individuals to serve on the Board.

NONROUTINE - DISSOLUTION OF CUMULATIVE VOTING



       The proposal requests the dissolution of cumulative voting in the election of directors.

        RECOMMENDATION:      Vote AGAINST this proposal.
                             This is a Vote AGAINST management.

       We believe minority shareholders should receive representation. Therefore, we do not support management's proposal requesting dissolution of cumulative voting.

       Cumulative voting allows stockholders to cast as many votes as equal to the number of shares they own, multiplied by the number of directors to be elected. The stock holder can then cast all of his /her votes for a single candidate, or any two or more as he/she sees fit. The use of cumulative voting enables the holder of a minority of a company's stock to elect one or more directors if they are able to gain sufficient support. For example, a 10-share holder normally casts 10 votes for each of 12 nominees to the board of directors; therefore, he/she has 120 votes. Under the cumulative voting principle he/she may cast 120 (10x12) votes for any one nominee, 60 votes each for two, 40 each for three, or any other distribution he/she chooses. The greater the number of directors to be elected, the lower the level of support needed to elect directors cumulatively.

 NONROUTINE - BOARD CONSIDERATION OF CONSTITUENTS.



        This proposal would permit the board to consider the effects of its actions on its employees, customers, suppliers, creditors, and local communities, as well as its shareholders.

        RECOMMENDATION:      Vote FOR this proposal.
                                  ---
                             This is a Vote WITH management.

        This amendment would apply to board decisions, including those with respect to tender offers, mergers, and business combinations. Although we feel that consideration should be given to corporate owners that have assumed the investment risk--the shareholders--we also feel that companies should act as responsible corporate citizens in making decisions. In addition, we feel that it is the responsibility of the appropriate regulatory and legislative bodies to determine which of the constituents should be given primary consideration.

NONROUTINE - ALLOTMENT OF UNISSUED SHARES.



       This proposal requests that shareholders give the directors of the company the authority to allot unissued shares.

        RECOMMENDATION:      Vote FOR this proposal.
                                  ---
                             This is a Vote WITH management.

       The proposal provides authority to directors which is already provided to U.S. company directors without shareholder approval, i.e. the ability to issue additional shares of common stock. We support this proposal. Directors must have the ability to issue stock as necessary.

 NONROUTINE - AUTHORITY TO ISSUE SHARES.



       This proposal requests that shareholders give the Board the ability to issue the shares authorized. This authority will expire in one year.

       RECOMMENDATION:        Vote FOR this proposal.
                                           ---
                              This is a Vote WITH management.

       We have no objection to allowing the Board the ability to issue authorized shares. The Board requires this flexibility in order to respond to financing and/or expansion needs of the company. Similar proposals do not appear in proxies of US companies. Domestic boards are automatically granted this authority to issue authorized shares.

NONROUTINE - ISSUE SHARES WITHOUT PREEMPTIVE RIGHTS (UP TO 20%)



       The Board seeks authority until the next annual meeting to issue shares equivalent to xx% of the company's issued ordinary share capital in the form of securities free of preemptive rights.

       RECOMMENDATION:        Vote FOR this proposal.
                                           ---
                              This is a Vote WITH management.

       We believe the Board must have the ability to issue common stock as necessary and they should not be constrained to issue it first to current shareholders. Current shareholders may always obtain additional shares from the marketplace if they wish to maintain their current relative ownership position.

NONROUTINE - AUTHORITY TO ALLOT SHARES FOR CASH.



       This proposal requests that shareholders give the Board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount of X (approximately % of the issued share capital of the company). This will renew the existing authorization and will terminate in one year.

       RECOMMENDATION:        Vote FOR this proposal.
                                           ---
                              This is a Vote WITH management.

       UK laws require that current shareholders have pre-emptive rights to all newly-issued shares. We do not feel that pre-emptive rights are necessary; shareholders can always purchase additional shares in the open market if they wish to maintain their relative ownership in a firm. Therefore, we approve of the authority to allow the Board to allot shares that are not subject to pre-emptive rights measures.

NONROUTINE - CHANGE COMPANY NAME.



      The proposal requests that shareholders approve of modifying the name of the company from (old name) to (new name). The new name will be used as the primary identification for all business units. The Board of Directors and management believe the name change will create a more uniform, visible and effective presence in the markets where the company's products and services compete.

      RECOMMENDATION:         Vote FOR this proposal.
                                           ---
                              This is a Vote WITH management.

      We believe the name of the company can best be determined by management. Therefore, we have no objection to the proposed name change.

NONROUTINE - ADJOURN MEETING.



       Management seeks authority to adjourn the meeting if it become necessary to solicit additional votes for a merger agreement.

       RECOMMENDATION:       Vote FOR this proposal.
                                  ---
                             This is a Vote WITH management.

       If the board believes that the merger agreement will not be approved by the shareholders, they can elect to adjourn the meeting in order to solicit additional votes to approve the merger at a later date. Opponents of this proposal believe that shareholders already have the information they need to make their voting decisions. Once their votes have been cast, there is no justification to spend extra money to continue pressing shareholders for more votes. Proponents, however, feel that if the board believes a merger is in the best interests of shareholders, it should have every opportunity to present the details to the shareholders, even if it requires additional time and another vote. With this additional time, the merger agreement could be enhanced to increase the value to the shareholders, or additional information could be provided to increase the chances for approval. In the end, shareholders will still have the opportunity to vote on the merger.

       We approve giving the board as much time as it feels is necessary to gain sufficient support for a merger, and therefore approve giving the board authority to adjourn a meeting.

NONROUTINE ANTITAKEOVER - AUTHORIZE BOARD TO USE ALL OUTSTANDING CAPITAL.



       This item asks shareholders to authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a Vote WITH management.

       Similar to the way U.S. companies use preferred stock, this is a common antitakeover measure in France. The antitakeover protection may give companies breathing room for making the right choices, not just the expedient ones. In addition, a large-block holder serves as a monitor of management that may keep the pressure on to ensure good performance, to the benefit of all shareholders. We approve of such poison pills, especially if they are ratified by shareholders.

NONROUTINE - ALLOW BOARD TO APPOINT ADDITIONAL DIRECTORS BETWEEN ANNUAL
MEETINGS.



       This proposal would give the board authority to add additional directors between annual meetings without seeking shareholder approval.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a Vote WITH management.

       Allowing the broad the authority to add additional directors, as they deem necessary, provides the board with continuity. In some cases, it gives the board the flexibility to bring in new members who have time to become familiar with the issues of the company before the existing board member leaves. We believe this helps ease the transition and provides a more stable board. In addition, the board can use this flexibility to bring in new members with expertise in particular areas that may be needed by the company.

NONROUTINE - APPROVE NEW CLASS OF COMMON/PREFERRED STOCK.


       This proposal requests shareholder approval to create a new class of common/preferred stock.

       RECOMMENDATION:  Vote AGAINST this proposal.
                        This is a Vote AGAINST management.

        A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for raising additional capital and the means for raising such capital.

NONROUTINE - APPROVE RECAPITALIZATION.



       This proposal requests shareholder approval to combine two or more classes of stock into one class.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a Vote WITH management.

       Recapitalizations which combine classes of stock into one class are usually favorable to all shareholders. Not only do all shareholders receive an equal voice in the management of the company, but there is evidence to believe that stock prices increase as well. We support such plans, as long as the different classes do not receive fewer right's under the terms of the new plan than they currently maintain (unless they are adequately compensated with stock or cash).

NONROUTINE - AMEND STOCK OWNERSHIP LIMITATIONS.



       This proposal seeks to clarify or amend ownership limitations to maintain the company's status as a Real Estate Investment Trust (REIT).

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a Vote WITH management.

       REITs have a special tax-exempt status that mandates them to transfer 95% of the profits of the company to its shareholders. The IRS also requires that REITs place limits on the percentage of common stock that can be held by its majority shareholders. Current tax laws apply a "5/50 Rule" in determining whether a company will qualify as a REIT. That is, if, during the last half of a taxable year, more than 50 percent of the value of its outstanding stock is owned by five or fewer individual shareholders, a company will NOT qualify as a REIT.

       REITs usually offer these proposals to allow the company to repurchase its shares on the open market without causing any of the shareholders to violate the company's ownership limits. We support these proposals, because the tax-advantages of maintaining a company's REIT status are clearly in shareholders' best interests.

NONROUTINE - EXTEND TERMS OF DIRECTORS.



       This proposal would extend the term that directors serve between elections to the board.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a Vote WITH management.

        The board of directors and management of a company are in the best positions to determine the optimum board structure. Extending the board terms provides stability and continuity.

NONROUTINE - ELIMINATE/ADJUST PAR VALUE OF COMMON STOCK



         This proposal requests shareholder approval to amend the company's charter to reduce par value of the company's stock. Par value represents the maximum responsibility of a shareholder in the event that the company becomes insolvent and the minimum price a shareholder must pay for a single share of common stock.

         RECOMMENDATION:              Vote FOR this proposal.
                                           ---
                                      This is a Vote WITH management.
                                                     ----

         Par value places a restriction on the amount of a company's capital that may be paid out to shareholders in the form of dividends. Reducing par value may increase paid-in capital in excess of par value, which in turn may allow for greater distributions to shareholders. We believe that adjusting par value is a routine financing decision that warrants shareholders' support.

NONROUTINE - DECLASSIFY THE BOARD OF DIRECTORS



         This proposal requests shareholder approval to declassify the board of directors.

         RECOMMENDATION:              Vote FOR this proposal.
                                           ---
                                      This is a  Vote WITH management.
                                                      ----

         A classified board is one in which directors are divided into separate classes--in most instances, three classes--so that one-third of the board (a class) is elected each year for a three-year term. Classifying the board may deter proxy contests for control because only one-third of the directors stand for election in any one year.

         A staggered board system is antitakeover in nature by virtue of the fact that a raider would need at least two years to gain a majority of directors at companies whose board members are elected to staggered three-year terms. This would delay the raider from finalizing the acquisition, which in turn could prevent shareholders from receiving maximum share appreciation. Not only does a staggered board entrench management and lengthen the takeover process, it also serves to discourage potential buyers from making an initial bid for the company. In addition, we feel a staggered board may lead to complacency among its members, which in turn may inhibit optimal corporate performance and maximum share appreciation. Therefore, we recommend voting for proposals that call for declassifying the board of directors.

NONROUTINE INTERNATIONAL - CHANGE DATE/LOCATION OF ANNUAL MEETING.



       In some companies, the annual meeting is established at the same date each year (i.e. the first Monday in May). This proposal gives the Board flexibility to establish another date or location to hold the annual meeting.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a Vote WITH management.

       The board needs to consider several factors when selecting a meeting date, including the individual schedules of directors and executives, the availability of an appropriate location, the need to solicit shareholder approval, and the economical distribution of annual reports and other information. We approve giving the board this flexibility.

NONROUTINE INTERNATIONAL - AUTHORIZE ISSUANCE OF EQUITY OR EQUITY-LINKED SECURITIES.



       This item is to authorize the issuance of convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a vote WITH management.
                                       ----

       This is a routine request that will have less affect on shareholder dilution than a stock issuance. The board should have the flexibility to respond to the financing and/or expansion needs of the company. Therefore, we support this proposal.

NONROUTINE INTERNATIONAL - AUTHORIZE ISSUANCE OF BONDS.



       This proposal requests shareholder approval to issue bonds or subordinated bonds.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a vote WITH management.
                                       ----

       The board should have the flexibility to respond to the financing and/or expansion needs of the company. Full use of this authorization could potentially increase the debt-to-equity ratio to _____%. However, French companies generally do not expect to utilize the total amount of issuance power they request. This is a routine financing request in France.

NONROUTINE INTERNATIONAL - AUTHORIZE CAPITALIZATION OF RESERVES FOR BONUS ISSUE
    OR INCREASE IN PAR VALUE.



       This proposal requests shareholder approval to increase authorized issued stock by capitalizing various reserves or retained earnings. Management will then use this capital to increase the par value of the stock or issue a bonus payment to shareholders.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a vote WITH management.
                                       ----

       Under this authorization, shareholders would receive either new shares or a boost in the par value of their shares at no cost. When the company capitalizes reserves and distributes new shares to shareholders free of charge in a bonus issue, there is no cost for shareholders to maintain their stakes and no risk of dilution. Bonus issues basically transfer wealth to shareholders and do not impact share value significantly. The only impact would be a mildly positive one--by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

NONROUTINE INTERNATIONAL - INCREASE ISSUED CAPITAL FOR RIGHTS ISSUE.

       This proposal requests shareholder approval to increase issued capital to offer a rights issue to current registered shareholders. With a rights issue, shareholders have the option of purchasing additional shares of the company's stock, often at a discount to market value.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a vote WITH management.
                                       ----

       The company will use the proceeds from the issue to provide additional financing for the company. Because the shares are being offered at a discount, this offer is very attractive to shareholders. Considering the positive effects for both the company and participating shareholders, we have no problems with this plan.

NONROUTINE INTERNATIONAL - AUTHORIZE REISSUANCE OF REPURCHASED SHARES.



       This proposal requests shareholder approval for the Board to reissue shares of the company's stock that had been repurchased by the company at an earlier date.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a vote WITH management.
                                       ----

       The board needs the flexibility to issue shares in order to respond to the financing needs of the company. Because shareholders had previously authorized issuance of these shares before they were repurchased by the board, we have no objections to this proposal. Similar proposals do not appear in proxies of US companies. Domestic boards are automatically granted this authority to issue any authorized shares, regardless of whether they have been repurchased or not.

NONROUTINE INTERNATIONAL - APPROVE RETIREMENT BONUSES FOR DIRECTORS/STATUTORY AUDITORS.



       This item requests shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors.

       RECOMMENDATION:                Vote AGAINST this proposal.
                                           -------
                                      This is a vote AGAINST management.
                                                     -------

       We believe that retirement benefits for employee directors and auditors should be considered by executives and/or the Board as part of an employee's comprehensive compensation package, rather than left for shareholders to approve upon a director's or auditor's retirement. Although this is a routine request in Japan, we do not support these proposals because they do not contain enough information in order to perform a sufficient analysis.

       We believe the benefits of board membership should be determined in advance when a director can still contribute to the growth and management of the company.

NONROUTINE INTERNATIONAL - APPROVE PAYMENT TO DECEASED DIRECTOR'S FAMILY.



       This item requests shareholder approval for the payment of a retirement bonus to the family of a deceased director.

       RECOMMENDATION:                Vote AGAINST this proposal.
                                           -------
                                      This is a vote AGAINST management.
                                                     -------

       We believe that retirement benefits for employee directors should be considered by executives and/or the Board as part of an employee's comprehensive compensation package, rather than left for shareholders to approve upon a director's death. Although this is a routine request in Japan, we do not support these proposals because they do not contain enough information in order to perform a sufficient analysis.

       The merits of this proposal are laudable, but we believe the benefits of board membership should be determined in advance when a director can still contribute to the growth and management of the company.

NONROUTINE INTERNATIONAL - AUTHORIZE COMPANY TO ENGAGE IN TRANSACTIONS WITH RELATED PARTIES.



         This proposal requests shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered "interested parties" as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES).

         RECOMMENDATION:              Vote FOR this proposal.  This is a
                                           ---
                                       vote WITH management.
                                            ----

         Singapore's related-party transaction rules are fairly comprehensive, providing shareholders with substantial protection against insider trading abuses. Therefore, we support this proposal.

NONROUTINE INTERNATIONAL - AUTHORIZE BOARD TO DENOMINATE SHARE CAPITAL IN EUROS.



         This proposal requests shareholder approval to authorize the board to denominate all share capital in euros in preparation for (THE COUNTRY) entrance into the European Monetary Union (EMU). The rate of (CURRENCY) to euros will be set on Jan. 1, 1999.

         RECOMMENDATION:              Vote FOR this proposal.
                                           ---
                                      This is a vote WITH management.
                                                     ----

         Many European companies are taking these steps this proxy season. Because this amendment is necessary in order for the company to participate in the unified currency, we recommend supporting it.

NONROUTINE - APPROVE GRANTING AND REPRICING OF STOCK OPTIONS.



         This proposal requests shareholder approval for the repricing of options previously granted to various employees of the company.

         RECOMMENDATION:              Vote AGAINST this proposal.
                                           -------
                                      This is a vote AGAINST management.
                                                     -------

         We do not approve of the repricing of options. We believe that such a practice may reward poor performance and may serve to lessen the incentive that stock options are supposed to provide.

NONROUTINE   INTERNATIONAL  -  APPROVE   ISSUANCE  OF  EQUITY  OR  EQUITY-LINKED
SECURITIES WITHOUT PREEMPTIVE RIGHTS.



       This item is to authorize the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities without preemptive rights.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a Vote WITH management.

       We believe that companies should have the flexibility to transact ordinary business (fund compensation plans, for example) without having to incur the extra expense of providing preemptive rights. However, shareholders suffer dilution as a result of such issuances, therefore, we will support management on issuance requests without preemptive rights for up to 20 percent of the company's outstanding capital.

NONROUTINE - APPROVE MERGER AGREEMENT/REOGANIZATION

         This proposal requests shareholder approval for the merger agreement between _______ and _______.

         RECOMMENDATION:              Vote FOR this proposal.
                                           ---
                                      This is a vote WITH management.
                                                     ----

         This merger will ensure that the new company is stronger and in a better position to take advantage of future business opportunities. This merger is in the best interest of shareholders.


[If the analyst does not support the merger and this is not in the best interest of the shareholders, a letterhead memo will be produced with a vote AGAINST the proposal and signed by the analyst.]

                                   SECTION III


                        NONROUTINE SHAREHOLDER PROPOSALS

 NONROUTINE - SHAREHOLDER PROPOSAL ON OUTSIDE DIRECTOR RETIREMENT.



        The proposal requests the Board take the necessary steps so that future outside directors shall not serve on the Board once they retire from their own corporation or organization.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        The adoption of the proposal would arbitrarily prevent the company from using the services of persons who are extremely qualified merely because they have retired from their own firm.

        If an outside director retires from his/her firm, he/she should not be removed from the board of the company for this reason alone. An outside director is elected to and remains on the board because he/she is a competent individual who can help lead the company to profitability. We do not believe this competence diminishes or vanishes upon retirement from one's own company.

        To have board members continually vacate their positions when they retire would place more of an emphasis on finding a replacement rather than running the company. As a safeguard against outside directors overstaying their time, there are nominating committees which review board candidates and their qualifications annually, as well as mandatory retirement at a certain age, usually 70.

NONROUTINE - SHAREHOLDER PROPOSAL ON TERM OF OUTSIDE DIRECTORS.



        The proposal requests the Board take the necessary steps so that future outside directors shall not serve for more than six years.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        Arbitrarily limiting the period of board service would deny the company the benefits of the valuable contributions and judgment of experienced directors.

        In voting against this type of proposal, we feel that continuity of service enhances contributions made by non-employee directors, which in turn is beneficial to company profitability and shareholder value. An arbitrary time limit on board service could detract from the benefits of experience and familiarity with the company. If a director has served for the specified number of years and provided valuable service, he/she would still have to be removed from the Board on the basis of his/her time having expired, not due to incompetence. Proposals such as this are not in the best interest of shareholders as they could deny the most qualified individual(s) a position on the Board. There are safeguards to keep directors from overstaying their time, such as the nominating committee which reviews qualifications annually, as well as a mandatory retirement age, usually 70.

NONROUTINE - SHAREHOLDER PROPOSAL ON ANNUAL ELECTION OF DIRECTORS (REPEAL OF CLASSIFIED BOARDS).



       This proposal requests that classified boards be repealed so that all directors are elected annually.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a vote AGAINST management.
                                       -------

        A classified board is one in which directors are divided into separate classes--in most instances, three classes--so that one-third of the board (a class) is elected each year for a three-year term. Classified boards deter proxy contests for control because only one-third of the directors stand for election in any one year.

        Staggered board systems are antitakeover in nature by virtue of the fact that a raider needs at least two years to gain a majority of directors at companies whose board members are elected to staggered three-year terms. This delays the raider from finalizing the acquisition, which in turn could prevent shareholders from receiving maximum share appreciation. Not only does a staggered board entrench management and lengthen the takeover process, it also serves to discourage potential buyers from making an initial bid for the company. In addition, we feel a staggered board may lead to complacency among its members, which in turn may inhibit optimal corporate performance and maximum share appreciation. Therefore, we recommend voting for shareholder proposals calling for the elimination of classified boards.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING DIRECTOR ATTENDANCE.



        This proposal requests that the company publish a yearly report on the attendance of each Board member at the meetings called.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a Vote WITH management.

        In compliance with SEC regulations, the company already discloses the names of directors who attend less than 75% of all meetings. Moreover, a director's contribution cannot be judged solely by his or her attendance record. There are opportunities outside of regularly scheduled meetings for director-management interaction which may be as significant as the time spent in meetings.

NONROUTINE - SHAREHOLDER PROPOSAL ON STOCK OWNERSHIP BY DIRECTORS.



        This proposal requests that each director, before qualifying as a director and at all times while serving as a director, shall own a minimum amount of the company's common and/or preferred stock. In addition, each director must sign an agreement to hold this minimum amount for at least one year after his or her term expires.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a Vote WITH management.

        Each director should be selected and nominated on the basis of individual qualifications and past performance without regard to stock ownership. This proposal would inhibit the company's ability to select and retain outstanding individuals as directors.

        Directors should be chosen on their merits alone. The primary function of a director is to see that the company is operated as profitably as possible, thereby acting in the best interest of shareholders.

        These people were chosen as directors based on their expertise, experience and knowledge, not on their personal investment activities. It would be unfair and inaccurate to assume that directors would not act on behalf of shareholders simply because they themselves do not own company stock. In addition, placing this restriction on potential board members may hinder the selection of the most qualified individuals and, therefore, be counterproductive.

NONROUTINE - SHAREHOLDER PROPOSAL ON DISCLOSURE OF COMPENSATION.



        The proposal requests that the Board disclose the name, title, and compensation of each individual executive officer who receives cash compensation in excess of $100,000.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        The company already complies with the applicable law regarding disclosure of compensation, which includes the disclosure of the company's five highest paid executives. We feel that additional disclosure would be an improper violation of privacy and of minimal value to shareholders.

       The proxy statement provides individual compensation data on the company's five highest paid executives, plus gross amounts for all corporate officers as a group. This disclosure is in compliance with SEC regulations.

       Further, a threshold of $100,000 is arbitrary and we do not know what this additional information would provide for analysis purposes. In addition, many companies do not have contractual arrangements with executive officers. When they do, they are disclosed as required under the applicable SEC proxy rules.

NONROUTINE - SHAREHOLDER PROPOSAL TO COMPENSATE DIRECTORS SOLELY IN STOCK.

         This proposal requests that the company give each of its directors ______ shares of company stock as their only compensation for board service. The proponent argues that such compensation would align the interests of management and shareholders.

         RECOMMENDATION:              Vote AGAINST this proposal.
                                           -------
                                      This is a Vote WITH management.
                                                     ----

         A director's investment in the company is a critical factor in evaluation of his candidacy. However, the appropriate ownership level depends on the individual director's own financial circumstances. Moreover, we believe this proposal's rigid standards for compensating directors would limit the company's ability to attract and retain talented executives. The compensation committee should not be constrained by fixed formulas, but should instead have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.



(S7A) NONROUTINE - SHAREHOLDER PROPOSAL TO COMPENSATE DIRECTORS IN STOCK.



       This proposal requests that the company give each of its DIRECTORS 50% OF MORE OF THEIR COMPENSATION IN SHARES OF COMPANY STOCK. The proponent argues that such compensation would align the interests of management and shareholders.

       RECOMMENDATION:                Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

       A director's investment in the company is a critical factor in evaluation of his or her candidacy. However, the appropriate ownership level depends on the individual director's own financial circumstances. Moreover, we believe this proposal's rigid standards for compensating directors would limit the company's ability to attract and retain talented executives. The compensation committee should not be constrained by fixed formulas, but should instead have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.

NONROUTINE - SHAREHOLDER PROPOSAL TO REVIEW AND REPORT ON EXECUTIVE
COMPENSATION.



       This proposal requests that the company review executive compensation packages, concentrating on ways in which executive compensation can be more closely linked to financial, environmental, and social performance. The proponent is also requesting a study and description of the environmental and social criteria the company should take into account, such as environmental performance standards, environmental lawsuits, violations, penalties, and independent environmental audits.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       The company has already undertaken a number of steps designed to more closely link executive pay with company performance and individual performance goals. Furthermore, the company has implemented policies designed to ensure that environmental and social concerns are integrated into the company's business decisions. Lastly, because the information requested in this proposal can be found in the company's Compensation Committee Report, we feel that providing an additional report would be redundant.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING THE HOLDING OF MORE THAN ONE
POSITION.



        This proposal requests that the company adopt a policy that would prohibit anyone from holding more than one position simultaneously.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        Adopting this proposal could prevent qualified individuals from holding a certain position when, in fact, this may be in the best interest of the company and the shareholders. We feel that shareholders are not in a position to determine the segregation of duties. The Board of Directors is more qualified to evaluate candidates and utilize each position as they see fit.

        The most common dual role within the executive ranks is that of Chairman and CEO of a company. Institutional Shareholder Services (ISS) notes that of the S & P 500 companies, 389 CEO's also serve as Chairman of the Board. One of the Board's responsibilities is to monitor the management of the company. Granted, a Chairman who serves the dual role of CEO cannot possibly monitor himself. However, chairmen, generally, do not have powers over other Board members simply because they chair Board meetings. Furthermore, a CEO also serving on the Board is a very valuable contributor in another of the Board's responsibilities, that of planning the overall strategic direction of the company.

        Although there is the potential for a conflict of interest under this particular structure, there is little indication of abuse. In addition, a strong argument can be made for the benefits to shareholders value.

NONROUTINE - SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVES' COMPENSATION.

       The proposal requests that the Board voluntarily cap the total pay and other compensation of its executive officers to no more than X times the pay of the average employee of the company.

       RECOMMENDATION:                Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

       The proposal would apply rigid standards and limit the company's ability to attract and retain talented executives. The compensation committee should not be constrained by fixed formulas, but should instead have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.

(S10A) NONROUTINE - SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVES' COMPENSATION.

         The proposal requests that the Board discontinue the use of all stock-based awards upon termination of existing agreements with management and directors.

         RECOMMENDATION:              Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

         The proposal would limit the company's ability to attract and retain talented executives. The compensation committee should have the flexibility to make an appropriate awards based on continually changing circumstances affecting the company.

(S10B) NONROUTINE - SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVES' COMPENSATION.

         The proposal requests that the Board provide that all bonuses in excess of $30,000 be approved by shareholders.

         RECOMMENDATION:              Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

         This proposal would considerably restrict the use of performance-based awards. In addition, the proposal would limit the company's ability to attract and retain talented executives. The compensation committee should have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.



NONROUTINE - SHAREHOLDER PROPOSAL REGARDING DIRECTOR INDEPENDENCE.



       The proposal requests that the Board of Directors should consist of a majority of independent directors.

       RECOMMENDATION:                Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

       While we oppose proposals which would require that a board consist of a majority of independent directors, we may support proposals which call for some independent positions on the board.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING INDEPENDENT NOMINATING COMMITTEE.



       The proposal requests that shareholders approve of requiring the company to establish a nominating committee composed solely of independent directors.

       RECOMMENDATION:                Vote FOR this proposal.
                                           ---
                                      This is a vote AGAINST management.
                                                     -------

       We feel that a nominating committee which is composed of independent individuals can help to ensure that the directors are nominated based upon objective reasons. A nominating committee comprised of independent individuals can serve as a conduit for shareholder input into the nominating process.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING WOMEN ON THE BOARD.



       The proposal requests that the Nominating Committee of the Board of Directors make a greater effort to review women and minority candidates for nomination to the Board.

       RECOMMENDATION:                Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

       The Board of Directors of this company believes (as we do) in nominating for membership those persons who demonstrate the highest degree of knowledge, competency, and desire, regardless of race, creed, color, sex, or national origin. We believe that the Board should continue its practice of seeking the most highly qualified individuals to serve on the Board rather than dictating that gender be a primary criterion.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING UNION REPRESENTATION ON THE BOARD.



       The proposal asks shareholders to declare that union representation on the Board of Directors would be a step toward improving employee relations and achieving the common business objectives of the company.

       RECOMMENDATION:                Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

       We feel that the interests of the shareholders would not be served by the election of directors identified as representatives of special interest groups. The directors' duty is to administer corporate affairs for the good of all the shareholders. A director from a special interest group may be more concerned with the welfare of a minority group of shareholders rather than the best interest of all shareholders.

NONROUTINE - SHAREHOLDER PROPOSAL TO OPT OUT OF DELAWARE TAKEOVER STATUTE



       The proposal requests that the Board of Directors adopt a by-law amendment requiring the company to opt out of the Delaware takeover statute..

       RECOMMENDATION:                Vote FOR this proposal.
                                           ---
                                      This is a vote AGAINST management.
                                                     -------

       We usually support by-law amendments requiring a company to opt out of the Delaware takeover statute because it is undemocratic and contrary to the principle that shareholders should have the final decision on merger and acquisition.

NONROUTINE - SHAREHOLDER PROPOSAL TO PUT ALL DIRECTOR CANDIDATES ON THE PROXY BALLOT.



       The proposal requests that the Board of Directors ensure that all qualified candidates for the Board have their name placed on the proxy to be voted on by the shareholders of the corporation.

       RECOMMENDATION:                Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

       A shareholder wishing to propose the nomination of an individual for election to the company's Board of Directors can submit his or her recommendation to the Human Resources Committee of the company. The qualifications of any such candidate will be weighed by the committee in making its decision. It is the committee's responsibility to provide, through the nomination process, the balance of member qualifications needed to assure an effective, well-rounded Board of Directors.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING BOARD NOMINEE STATEMENT FOR
CANDIDACY.



       The proposal requests that each candidate for the Board of Directors briefly state his or her vision for the corporation, and why their candidacy merits support.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                         This is a vote WITH management.
                                        ----

       We feel that the nominations for a seat on the Board of Directors can best be determined by the company. Qualifications and experience of a prospective board member are carefully researched and considered before a person is nominated. In addition, the proposal may deter qualified individuals from standing for election.

NONROUTINE - SHAREHOLDER PROPOSAL ON APPROVAL OF SEVERANCE AGREEMENTS.



        This proposal recommends that the Board of Directors adopt a policy against awarding compensation contingent upon a change in control (a golden parachute), unless first approved by a majority of shareholders present and voting.

        RECOMMENDATION:      Vote FOR this proposal.
                                  ----
                             This is a vote AGAINST management.
                                           --------

        We generally oppose golden parachutes, as they tend to be excessive and self-serving, and we favor proposals which require shareholder approval of golden parachutes and similar arrangements.

NONROUTINE - SHAREHOLDER PROPOSAL ON PROVIDING AN OPPOSITION SLATE OF DIRECTORS.



       This proposal asks management to adopt a resolution requiring that the company's nominating committee select two candidates for each directorship to be filled by shareholders at annual meetings. The proposal would also require a statement from each candidate explaining why he/she ought to be elected. The intent of this request is provide shareholders with a means of bringing about director turnovers should shareholders become dissatisfied with the performance of current directors.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       It is the responsibility of the nominating committee to identify candidates for the board who share the interests of the company and its shareholders. In an effort to fulfill this responsibility, the nominating committee does annual reviews of both existing board members and other possible candidates, and then selects only the most qualified of the potential candidates to stand for election. We feel that increasing the number of candidates in the election of directors will not result in a higher quality board, but may, in fact, decrease the quality of board. We recommend voting against this proposal.

NONROUTINE - SHAREHOLDER PROPOSAL TO ELIMINATE NON-EMPLOYEE DIRECTOR RETIREMENT PLANS.



       This proposal asks that the pension plans for non-employee directors be eliminated.

       RECOMMENDATION:  Vote FOR on this proposal.
                             ---
                        This is a vote AGAINST management.
                                       -------

       The majority of directors on boards serve or have served as executive officers of major companies and undoubtedly receive substantial compensation and retirement plans at their primary places of employment. This calls into question the benefits of these plans to both shareholders and directors.

       Bonus plans are now being adopted by companies to replace pension plans as well as annual grants of stock units, restricted stock, or deferred stock that cannot be exercised until the individual leaves the board. Other companies compensate for the removal of pension benefits with outright stock grants or cash payments, which have provided shareholders with better information about the value companies place on such benefits.

       We believe that this form of compensation for outside directors is excessive, and we prefer to see pension benefits withdrawn.

NONROUTINE - SHAREHOLDER PROPOSAL ON ROTATION OF MEETING SITES.



        This proposal requests that the annual meeting site be rotated each year among cities where a large percentage of shareholders reside, and/or where the company maintains prominent facilities.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        We feel that the Board should be free to consider all appropriate locations, including its own facilities, for meeting sites. Often, this decision is based upon accessibility of the area, availability of facilities, and costs at each location.

NONROUTINE - SHAREHOLDER PROPOSAL ON ANNUAL MEETING DATE.



        This proposal requests the Board hold the annual meeting on the same specific date each year.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        It is important that the Board have flexibility in setting the annual meeting date so that it can consider several factors including the individual schedules of company executives, the availability of an appropriate location, the need to solicit shareholder approval, and the economical distribution of annual reports and other information.

 NONROUTINE - SHAREHOLDER PROPOSAL REGARDING GREENMAIL PAYMENTS.



        This proposal would not allow the corporation to acquire any voting securities from any person or group at a price above the average market price unless the same offer is made to all holders of securities of such class. This provision shall not apply to any acquisition approved by a majority vote of shareholders.

        RECOMMENDATION:      Vote FOR this proposal.
                                  ---
                             This is a vote AGAINST management.
                                            -------

        We oppose the practice of making greenmail payments because they damage the corporation's finances and treat shareholders unequally. Greenmail payments can result in substantial benefits to a single shareholder at the expense of all other shareholders.

        Greenmail is the practice of accumulating a sizable block of stock in a company and then selling the stock back to the company, usually at an above-market price, in exchange for agreeing not to attempt to take control of the company for a lengthy period of time.

        This proposal typically calls for an amendment to the certificate of incorporation that requires stockholder approval before a company can buy shares of its own common at a premium from beneficial owners of a specified percentage of common stock (usually 2% or more) unless certain conditions are met. By ratifying this amendment, the corporation is taking measures to: 1) act in the best interest of all shareholders and
        2) see that all shareholders are treated equally.

NONROUTINE - SHAREHOLDER PROPOSAL REQUESTING CUMULATIVE VOTING.



        The proposal requests the Board take the steps necessary to provide for cumulative voting in the election of directors.

        RECOMMENDATION:      Vote FOR this proposal.
                             This is a vote AGAINST management.

        Cumulative voting allows stockholders to cast as many votes as equal the number of shares they own, multiplied by the number of directors to be elected. The stockholder can then cast all of his/her votes for a single candidate, or any two or more as he/she sees fit. The use of cumulative voting enables the holders of a minority of a company's stock to elect one or more directors if they are able to gain sufficient support. For example, a 10-share holder normally casts 10 votes for each of 12 nominees to the board of directors; therefore, he/she has 120 votes. Under the cumulative voting principle he/she may cast 120 (10x12) votes for any one nominee, 60 votes each for two, 40 each for three, or any other distribution he/she chooses. The greater the number of directors to be elected, the lower the level of support needed to elect directors cumulatively.

        Cumulative voting is a method by which nominees of minority shareholder groups may be elected.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING PREEMPTIVE RIGHTS.



        The proposal requests the Board take the steps necessary to restore limited preemptive rights to the shareholders.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        We believe that preemptive rights restrict corporate financing, are an unnecessary expense, and create an administrative burden.

        Preemptive rights permit current shareholders to purchase new shares offered by corporations in which they own stock before public sales begin. Essentially, preemptive rights give the shareholder the right to maintain his/her percentage interest in a corporation by requiring the corporation to offer to him/her the opportunity of buying his/her proportion of shares in a new issue before others can buy.

        However, if the board were to allow current shareholders the right to first purchase, the board may be prevented from raising capital in a timely manner and receiving favorable terms. For example, if a potential investment arose that would benefit the shareholders only if the company acted quickly in raising capital, the company may not be able to act quickly enough to secure favorable terms if it had to go through the lengthy and time- consuming process of contacting and offering current shareholders the right to purchase company stock before this stock could be used for financing activities. Another possibility is that the board may have to make an offering far above what is actually needed, just to meet the preemptive rights requirement. This results in an inefficient use of funds, and may ultimately hurt stock performance.

 NONROUTINE - SHAREHOLDER PROPOSAL TO ELIMINATE SHAREHOLDER RIGHTS PLANS (POISON PILLS).



       This proposal asks that the company's current shareholder rights plan either be rescinded or put to a shareholder vote.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management

       We believe that poison pills force uninvited bidders to negotiate with the board. These negotiations allow time for the company to maximize value for shareholders by forcing a higher premium out of a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. Despite the potential benefits of poison pills, however, we do believe that companies should submit their poison pills for shareholder ratification.

       In total, while we approve of submitting poison pills to a shareholder vote, we cannot support this proposal due to its additional component of eliminating the poison pill.

NONROUTINE - SHAREHOLDER PROPOSAL TO SUBMIT SHAREHOLDER RIGHTS PLANS (POISON
       PILLS) FOR SHAREHOLDER RATIFICATION.



       This proposal requests that shareholders ratify any company poison pill plans.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a vote AGAINST management.
                                       -------

       Although we support the use of poison pills for antitakeover protection, we also believe that companies should submit their plans for shareholder approval.

NONROUTINE - SHAREHOLDER PROPOSAL TO LOWER SHAREHOLDER VOTE REQUIREMENT IN
       EXISTING FAIR PRICE PROVISIONS TO A SIMPLE MAJORITY.



       This proposal requests reducing the vote requirement for negating fair price provisions from 80% to a simple majority.

       RECOMMENDATION:  Vote FOR this proposal.
                             ---
                        This is a vote AGAINST management.
                                       -------

       Although we support the use of fair price provisions for antitakeover protection, we also believe that shareholders should be able to negate such provisions by a simple majority vote of the disinterested shares. This serves in the best interest of shareholders should they wish to approve a business combination with another entity.

NONROUTINE - SHAREHOLDER PROPOSAL TO REQUIRE SHAREHOLDER APPROVAL BEFORE
       IMPLEMENTING BLOCKING PREFERRED STOCK.



       This proposal asks shareholders to approve management's use of blocking preferred stock as an antitakeover device.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       Blocking preferred stock is a necessary component required by management to implement a poison pill. Boards are empowered to authorize the issuance of preferred stock in one or more series. The board could fix the various rights and privileges of the shares, including the voting rights. In the event of a proposed takeover which the board opposed, it would be possible to authorize the issuance of a series of preferred stock with rights and preferences specifically intended to impede the attempted takeover.

       This protection gives companies breathing room for making the right choices in the event of a possible takeover, not just the expedient ones. In addition, a large-block holder serves as a monitor of management that may keep the pressure on to ensure good performance, to the benefit of all shareholders.

NONROUTINE - SHAREHOLDER PROPOSAL TO ALLOW OR SIMPLIFY SHAREHOLDER ACTION BY WRITTEN CONSENT.



        The amendment would allow shareholders to submit proposals for changes in governance without holding a meeting.

        RECOMMENDATION:      Vote FOR this proposal.
                                  ---
                             This is a vote AGAINST management.
                                            -------

        Written consent allows shareholders to vote for proposals on a solicited proxy card. These proxy cards are not necessarily issued by the board, but may be from an opponent, raider, etc.

        The business corporation statutes of some states permit shareholders to act by written consent without a meeting, unless the company's charter or bylaws restrict or prohibit such action. Usually the holders of written consents must have the consent to act from the same number of shares that would be required to take a proposed action if a meeting were held. The ability to act through written consent enables shareholders to replace a company's board, amend the bylaws or take other action to effect a change in control without having to call a special meeting or wait for the annual meeting. Charter or bylaw amendments to prohibit shareholders from acting by written consent, or to require unanimous consent for such action, limit shareholder opportunities to act quickly to change control or to take other actions that could facilitate a change in control.

       In recommending this proposal, we feel that allowing or simplifying action by written consent is in the best interest of shareholders. Action by written consent gives shareholders an opportunity to act expediently upon any important issues which could enhance or diminish share value, such as a proposed takeover or merger. In situations that allow only the Board and certain executive officers to call a stockholders' meeting, shareholders are at quite a disadvantage; they must wait until the next annual meeting to raise their concerns.

NONROUTINE - SHAREHOLDER PROPOSAL ON A CONFIDENTIAL BALLOT.

        This proposal requests the Board take certain steps to ensure that all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law.

        RECOMMENDATION:      Vote FOR this proposal.
                                  ---
                             This is a vote AGAINST management.
                                            -------

        The secret ballot is fundamental to the American political system because it ensures that voters are not subjected to actual or perceived unwarranted pressure with regard to their votes. We feel a confidential ballot would relieve shareholders of these pressures and would allow them to vote without fear of negative consequences. The cost of such a program would be minimal.

        Confidential voting would eliminate the threat of management coercion and retaliation, whether perceived or real, and result in shareholders casting ballots on the merits alone of each proposal. Shareholders would not have to be concerned with the loss of an information source or the loss of business.

        Confidential voting promotes the duty of loyalty by eliminating conflict-of-interest voting when dual business relationships are held with the company, allowing votes to be cast in the best interests of the beneficiaries.

        Confidential voting would eliminate management's current unfair advantage of knowing and re-soliciting shareholder votes before the meeting date, something shareholders currently are not able to do. Both sides would have equal information.

        Confidential voting would encourage Employee Stock Ownership Plan (ESOP) participants to vote in their own best interests with no fear of negative consequences such as job loss or demotion.

        Confidential voting would result in a higher vote count (Chemical Bank's reason for adopting the proposal).

        Confidential voting would result in fewer management re-solicitation phone calls to institutional money managers.

        Confidential voting would support a basic tenet of the American political system, the right to a secret ballot.


NONROUTINE - SHAREHOLDER PROPOSAL ON SUPERMAJORITY VOTE REQUIREMENT.



       This proposal asks that the company repeal the supermajority vote requirement needed to alter the structure of the board.

        RECOMMENDATION:      Vote FOR this proposal.
                                  ---
                             This is a vote AGAINST management.
                                            -------

        Supermajority provisions in a company's charter or bylaws set a level of approval for specified actions that is higher than the minimum set by state law. Supermajority rules are most frequently based on total shares outstanding, not those represented in person or by proxy at an annual or special shareholder meeting, thereby making action that requires supermajority approval extremely difficult.

        We view the required supermajority as having antitakeover implications and recommend reducing the supermajority figure to a simple majority (51%). Required supermajority rules could lead to entrenchment of management because the number of shares represented in person or by proxy at these meetings does not usually exceed 80%. In the event of a possible merger, often times the interested third party does not get to vote his/her shares. Also, as the size of the interested third party's holdings increase, the fewer the number of outstanding shares it takes to defeat the merger proposal (usually management's shares).

       Knowing that a supermajority bylaw is in place for a particular company, a third party may not make an offer, even if it is equitable, which results in depriving shareholders of a potential premium/profit.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING EQUAL ACCESS TO PROXIES.



        This proposal requests that the company allow shareholder opinions in its proxy statement and any other statements with respect to any issue including candidates for director. These shareholder views will receive equal space and treatment, and may be presented by any shareholder or shareholder group with beneficial ownership of at least $1,000,000 (market value) in company stock.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        The company complies fully with existing proxy regulations set forth by the SEC. Also, adoption of this new format could result in lengthy and unintelligible proxy statements and shareholder confusion.

       We feel that unrestricted access to include resolutions in proxy statements could create confusion and possibly lead to misunderstandings among shareholders which could be reflected in their votes. Current SEC procedures are in place to provide clear and valuable information to shareholders on proxy statements. Further, it is not apparent that unrestricted access to proxy material will enhance corporate profitability and shareholder value.

NONROUTINE - SHAREHOLDER PROPOSAL ON POLITICAL CONTRIBUTIONS.



        The proposal requests that the Board publish in certain newspapers a statement of each contribution made by the company, either directly or indirectly, to a political campaign, political party, referendum, citizens' initiative, or any attempts to influence legislation. Dates, amounts, and recipients must be listed.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        Legislation and government policies impact the company's business in countless ways; so, corporate funds must be used to monitor these activities. However, the above requested information is already available to the public upon request from the Federal Election Commission in Washington.

       The company already complies with laws that prohibit corporate contributions in federal and some state and local elections; however, the company has established Political Action Committees (PACs) where participation is voluntary. These PACs comply fully with strict federal and state election laws as well as disclose contributions made to whom and for how much. This data is available to the public via the Federal Election Commission in Washington D.C.. Also, publishing this data for shareholders would be expensive, redundant and would not enhance shareholder value.

NONROUTINE - SHAREHOLDER PROPOSAL ON CHARITABLE CONTRIBUTIONS.



        This proposal is requesting that the company attach a report concerning its charitable contributions to the proxy statements for the company's next annual meeting. It also requests that the company shall not give any contributions to charitable, educational or similar organizations except in direct furtherance of the company's business interests.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

       The company currently complies with all federal and state regulations that require disclosure of charitable contributions for public scrutiny. We do not see how an additional report on the company's charitable contributions will benefit shareholders. Therefore, we consider the publication and distribution of the proposed report an unnecessary cost.

       By contributing to community organizations, the company is acting as a responsible corporate citizen. These contributions benefit the society in which the company operates and, therefore, benefit the company as well.

NONROUTINE - SHAREHOLDER PROPOSAL ON GOVERNMENT SERVICE.



        This proposal requests that the company furnish a list of high-ranking employees who served in any governmental capacities over the last five years.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        The company already complies with the limitations and restrictions imposed by federal, state, and local laws which deal with the employment of former government employees in occupations related to their government service. Also, furnishing such a list would be nearly impossible and would be expensive and time-consuming.

        To compile and provide a list of high-ranking company officials who have served in government office during the past five years would not provide any economic value to shareholders. The company already complies with federal, state and local limitations and restrictions pertaining to employment of former government employees in positions related to their government service. Also, scrutinizing this particular area of work experience could hamper attracting and retaining qualified employees which would be a disservice to the shareholders.

NONROUTINE - SHAREHOLDER PROPOSAL ON POLITICAL NON-PARTISANSHIP.



        This proposal requests the company avoid certain practices which might appear to coerce employees to make political contributions against their personal inclinations.

       RECOMMENDATION:       Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        Current federal and state laws already limit and define the scope of corporate involvement in politics to assure neutrality. Further, this proposal could inhibit an employee's ability to support political parties or candidates of his/her choice.

        The company fully complies with federal and state laws that prevent the coercion of employees to make political contributions or join a political party against their will. As a corporate citizen, the company is entitled to political beliefs that it feels will benefit the company. Expression of these beliefs within legal limits is not harmful and may provide an avenue for individuals to express their political views.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING CAPITAL FLIGHT.



        This proposal addresses the problem of capital flight from lesser-developed countries by requesting that the company report total bank liabilities by country, report policies instituted to prevent any capital flight, and develop policies to prevent the bank from receiving unlawful capital flight.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        Capital outflows are the result of a country's fiscal and monetary policies that jeopardize local investment. Therefore, the only effective solution is in the implementation of sound economic policies and structural reform. We believe that the measures called for here would do little to alleviate the problem.

        Capital flight is the international transfer of funds to escape domestic taxation, inflation, political instability, devaluation, or any other unfavorable circumstances. Capital flight may cause balance of payment problems since it can deplete domestic reserves.

        Sometimes investors will invest funds outside their native country to achieve higher returns and diversification. The most reasonable and realistic solution to the problem of capital flight is the implementation of sound economic policies by the governments of the countries involved.

NONROUTINE -  SHAREHOLDER PROPOSAL ON THE MACBRIDE PRINCIPLES.

       The proposal requests the company implement and/or increase activity on each of the nine MacBride Principles. These Principles relate to the abolition of discrimination in Northern Ireland based on religious, political, or ethnic reasons.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

       The company fully complies with the Fair Employment (Northern Ireland) Act of 1989 which makes political and religious discrimination unlawful and requires private employers to register with the Fair Employment Commission to monitor and review regularly employment practices in the manner detailed in the Code of Practice, to create a neutral working environment, and to take corrective action when necessary. In addition, the company already bases hiring decisions solely on the merits and qualifications of candidates.

       THE MACBRIDE PRINCIPLES:

          1)   Increase the representation of individuals from under-represented
               religious   groups  in  the  work  force  including   managerial,
               supervisory, administrative, clerical and technical jobs.

          2) Adequate security for the protection of minority employees both at the workplace and while traveling to and from work.

          3) The banning of provocative religious or political emblems from the workplace.

          4) All job openings should be publicly advertised and special recruitment efforts should be made to attract applicants from under-represented religious groups.

          5) Layoff, recall and termination procedures should not favor particular religious groupings.

          6) The abolition of job reservations, apprenticeship restrictions and differential employment criteria which discriminate on the basis of religion or ethnic origin.

          7) The development of training programs that will prepare substantial numbers of current minority employees for skilled jobs, including the expansion of existing programs and the creation of new programs to train, upgrade and improve the skills of minority employees.

          8)   The establishment of procedures to assess,  identify and actively
               recruit   minority   employees   with   potential   for   further
               advancement.

          9) The appointment of a senior management staff member to oversee the company's affirmative action efforts and the establishment of timetables to carry out affirmative action principles.

       A central overtone to the MacBride principles is the call for more representation of religious minorities in the workplace. This would result in an employee having to provide personal religious information to the company and hiring decisions made based upon this information.

NONROUTINE -  SHAREHOLDER PROPOSAL REGARDING SDI.



        The proposal requests that the company publish certain information concerning its policies and finances regarding the development of space weaponry.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        Shareholder proposals are an inappropriate means by which to debate national defense policy. This should be addressed through governmental officials who are accountable to the electorate. If the company has a legitimate, legal business opportunity (SDI contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture. The company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

        The company is a contractor for the Department of Defense and is engaged in various types of research and development for Strategic Defense Initiative (SDI) weapons. The shareholders object to the company engaging in this type of work because they: 1) question the morality of involvement in the development of space weapons and 2) are concerned about the company's dependency on military contracts in light of the possibility of a slowdown in defense spending.

        The proposal calls for the company to issue a report to the shareholders regarding the company's views on space weaponization and how financially dependent the company is on defense spending.

        The issue in this proposal is one of government policy rather than corporate profitability and should not be debated under the guise of a proxy issue. If the company has a legitimate, legal business opportunity (SDI contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture. After all, the company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING ECONOMIC CONVERSION.



        This proposal requests the Board report within one year on plans for "economic conversion," the planned transfer of productive resources from defense-related contracts to other operations.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        We believe that it is the responsibility of the United States Government to determine which programs are necessary for an effective defense. This issue should be addressed through governmental officials who are accountable to the electorate. If the company has a legitimate, legal business opportunity (defense contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture. The company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

        This proposal is an attempt to have the company reduce its dependency on weapons contracts and convert its facilities to emphasize "more stable," non-defense related operations. The shareholders: 1) question the morality of involvement in the development of weapons and 2) are concerned about the company's dependency on military contracts in light of the possibility of a slowdown in defense spending.

        The issue in this proposal is one of government policy rather than corporate profitability and should not be debated under the guise of a proxy issue. If the company has a legitimate, legal business opportunity (defense contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture. After all, the company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING LENDING TO CHILE.



        This proposal requests the Board prohibit further lending to the government of Chile until the country is restored to a democratic form of government with full political rights for its citizens.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        Although we may not philosophically support the Chilean system of government, the extension of credit to this country can lead to the kind of economic progress that frequently results in social and political change. This act of extending credit to a foreign government does not imply an endorsement of its policies. We believe it best that the company continue evaluating loan requests based on the creditworthiness of the prospective borrower.

NONROUTINE - SHAREHOLDER PROPOSAL ON THIRD WORLD CONSERVATION.



        This proposal requests that the company develop a policy to encourage management and long term development of natural resources in the Third World, particularly through the use of "debt for conservation" and "debt for development" exchanges.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        The Corporation has supported sound economic reforms through such measures as reduced interest charges and lengthened repayment schedules; however, we do not feel the Corporation has the ability to determine what is best for a specific country in terms of natural resource and agricultural policy. This should be addressed through local governmental agencies and specialized multilateral lenders, such as the World Bank.

NONROUTINE - SHAREHOLDER PROPOSAL ON ANIMAL TESTING.



        The proposal requests that the Board disclose certain information annually on animal testing with the goal of reducing and eliminating such experiments.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        The company does no more testing than the law and/or common sense requires. However, the company will not put humans at unnecessary risk through failure to do appropriate animal testing. Also, the U.S. Food and Drug Administration has stated that, at the present time, there are no acceptable alternatives to animal testing.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING ABORTION.



        This proposal requests that the Board eliminate, to the fullest extent permitted by law, all financial support for abortions and abortion-related services and research.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        The company's position on this issue is to maintain strict neutrality. However, selective withholding of benefits for an accepted medical procedure is not a neutral position and may constitute a violation of the Pregnancy Discrimination Act. In addition, the company does not specifically support organizations that are either pro-abortion or anti-abortion. Corporate charitable contributions are given to hospitals, universities, and other reputable charities on an unrestricted basis. The acceptance of this proposal would restrict such contributions.

 NONROUTINE - SHAREHOLDER PROPOSAL ON DELAWARE ANTITAKEOVER LAW.



        This proposal calls for the corporation, which is incorporated in Delaware, to no longer be governed by Article 203 of the General Corporation Law of the State of Delaware.

        RECOMMENDATION:      Vote FOR this proposal.
                                  ---
                             This is a vote AGAINST management.
                                            -------

        According to this law, a business combination must be approved by: a) the board, PRIOR to a stockholder acquiring 15% of the firm's outstanding stock, or b) the board AND 66% of the outstanding voting stock, not including the acquirer's shares. This law removes the right from shareholders to decide for themselves whether to accept or reject a merger or tender offer; essentially, the board, rather than the shareholders, has the final say. We feel this legislation has antitakeover implications and that the decision to realize an immediate return on an investment or wait for a long-term gain is for the shareholders to make.

NONROUTINE - SHAREHOLDER PROPOSAL ON POLITICAL ACTION COMMITTEES.



        This proposal calls for the board to issue a report on its political contributions to congressional candidates by the PAC(s) whose expenses the company helps defray. The proposal also calls for the company to make a statement in favor of the passage of legislation to reduce the role of PACs in political campaigns.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        Political action committees comprised of company employees donate their own funds, not those of the company, and must make public disclosure of their political contributions. Also, the role of PACs should be debated more appropriately in a public policy forum rather than in an annual meeting and/or proxy statement.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING THE CERES PRINCIPLES.


        The proposal requests the company issue a report describing company programs and progress toward achieving the Ceres Principles. These principles relate to the protection of the environment.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        The company complies fully with an extensive array of environmental regulations at both the federal and state levels. We believe it is the responsibility of certain government agencies to determine environmental, health, and safety laws and regulations. Accordingly, we believe that although the concerns expressed in the proposal are valid, they would be more appropriately addressed to those authorities responsible for environmental regulation.

        The proposal requests that the company become a signatory to the Ceres Principles. The Principles are a 10-point code of environmental conduct for major corporations. Specifically, the guidelines call for the:

          1) protection of the biosphere via curbs on contaminants that damage the air, water, or earth and its inhabitants;

          2)   sustainable  use  of  renewable   resources  (i.e.  water,  soil,
               woodlands) and conservation of non-renewable resources;

          3)   minimal creation of hazardous  wastes,  safe disposal methods for
               all  refuse  and,  where   possible,   recycling  of  salvageable
               materials;

          4)   wise, efficient use of resources;

          5) reduction of all workplace risks and development of contingency plans for emergency;

          6) marketing of safe goods and services, plus disclosure of their environmental impact;

          7) assumption of full responsibility for any environmental accident caused by the company;

          8)   full  disclosure  of  all  corporate   operations,   as  well  as
               accidents, that cause environmental damage or pose health and safety hazards;

          9) creation of a Board committee for environmental affairs and the appointment of senior environmental managers who would report directly to the CEO;

          10) annual audits of progress toward achieving the goals designated by these principals, which would be made available to the public.

        We feel that although the spirit of the Principles is well-intentioned, they are vague and potentially unproductive, requiring disclosures and audits that would not necessarily increase the environmental awareness of the company. More than likely, the company has already addressed many, if not all, of the items listed and has formal reporting procedures in place to ensure compliance with all environmental laws and regulations.

 NONROUTINE - SHAREHOLDER REQUEST FOR REPORT ON NORTHERN IRELAND



        The proposal requests the Board to issue a report on the company's employment practices in Northern Ireland, particularly the fairness of employment opportunities for people of varying religions and political beliefs.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        The company fully complies with the Fair Employment (Northern Ireland) Act of 1989 which makes political and religious discrimination unlawful and requires private employers to register with the Fair Employment Commission, to monitor and review regularly employment practices in the manner detailed in the Code of Practice, to create a neutral working environment, and to take corrective action when necessary. In addition, the company already bases hiring decisions solely on the merits and qualifications of candidates.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING AFFIRMATIVE ACTION.



        The proposal requests that the company adopt various reporting requirements with respect to its affirmative action programs, and that the company develop a program to guide and encourage minority students to attend and graduate from college.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  --------
                             This is a vote WITH management.
                                            -----

        It is the company's policy to provide equal employment opportunity to all persons. The company strives to achieve this policy through its affirmative action program. Although the goals of this proposal are laudable, we believe that issues of this nature should be directed to the applicable government and legislative authorities.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING TOBACCO PRODUCTS.



        The proposal requests the Board end business in tobacco or tobacco products within ten years.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        It is widely known that smoking cigarettes can be harmful, yet cigarette consumption is legal. If the company stopped cigarette production, another company would merely step in to fill the gap. Therefore, we suggest that this issue be addressed to the appropriate government authorities, and that the company not be deprived of a currently legal business opportunity.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING EQUAL EMPLOYMENT OPPORTUNITY.



        This proposal requests that the Board report on the total number of employees in each of the major Equal Employment Opportunity Commission
        (EEOC) categories and provide a summary of affirmative action programs and timetables to improve equal employment opportunity.

        RECOMMENDATION:      Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

        The company is strongly committed to providing equal employment opportunity and complying with all EEOC laws and regulations. The company's policy is to recruit, hire and promote the most qualified candidates. Given the company's commitment to equal opportunity, we feel a report is unnecessary.

        Specifically, the proposal usually asks that the company provide:

       1) a breakdown by sex and race on the number of corporate employees in the nine major job categories established by the Equal Employment Opportunity Commission (EEOC) for the last three years;
       2) a summary of affirmative action goals at the company and timetables for achieving them;
       3) a rundown on plans to increase the census of women and minorities in creative, managerial and decision-making positions throughout the company.

       The company most likely has in place a formal equal employment policy and is committed to recruiting and retaining women and minorities. They also have formal procedures to insure compliance with all EEOC reporting requirements. These requirements require much of the information requested in the proposal. Given that these policies and procedures are in place, we feel the company's commitment to equal opportunity is strong and that additional reporting requirements would be time consuming and of no benefit to women or minorities.

 NONROUTINE - SHAREHOLDER PROPOSAL ON FOREIGN MILITARY SALES.



       The proposal requests that the Board of Directors provide a comprehensive report to all shareholders on the company's foreign military sales. The report would include the criteria used to accept a contract, the procedures by which the company engages in military sales directly with foreign governments, and the categories of military equipment exported.

       RECOMMENDATION:                Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

       The sale of military equipment to foreign governments is highly regulated to ensure that all such sales are consistent with U.S. policy. Accordingly, we believe that although the concerns expressed in the proposal are valid, they would be more appropriately addressed to those authorities responsible for military equipment regulation. In addition, disclosing business-sensitive information could put the company at a disadvantage with its competitors. We believe the proposed report would be costly and unnecessary.

NONROUTINE - SHAREHOLDER PROPOSAL TO UPHOLD CODE OF CONDUCT IN SOUTH AFRICA.



       This proposal requests that the board take steps to implement or increase activity with respect to the principles contained in the Code of Business Conduct developed by the South African Council of Churches and to report to shareholders on its implementation. Among other things, the Code embraces the principals of equal opportunity, workers' rights, and consumer protection. It also asks that efforts be made to provide training and education, suitable working and living conditions, job security, and the empowerment of black businesses.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       We believe that this proposal, rather than having the desired effect of improving the economic conditions of the black population of South Africa, will result in a further depression of the local economies by discouraging already wary investors from investing in a South Africa where companies would have to issue reports on their progress in meeting the goals of this proposal. Although the goals are laudable, we believe that issues such as these would be more effectively addressed if directed to the appropriate government and legislative authorities. Furthermore, requirements to provide training, living accommodations, and job security would place great costs on the company, thus, decreasing South Africa's attractiveness as a country for company investment.

 NONROUTINE - SHAREHOLDER PROPOSAL REGARDING MAQUILADORA OPERATIONS.



       The proposal asks the Board of Directors to provide a comprehensive report describing the company's Maquiladora operations (i.e., the company's low cost manufacturing factories operating in Mexico). The proponents of this plan believe that U.S. companies operating in Mexico should respect the fundamental principles of providing safe environmental practices, adequate health and safety standards, and a fair and dignified quality of life to the workers and their communities.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       The company is in compliance with all Mexican labor and environmental laws as determined by the respective government agencies. Accordingly, although the concerns expressed in the proposal are valid, we feel they would be more appropriately addressed to those authorities responsible for labor and environmental laws in both the United States and in Mexico.

 NONROUTINE - SHAREHOLDER PROPOSAL TO AMEND DISCRETIONARY VOTING.



       This proposal asks the company to eliminate trustee discretionary voting of unmarked proxies. The proponent is recommending that only proxy cards that have been voted, signed, dated, and returned by shareholders be used when tabulating proxy results. Proxy cards that are not returned or are unmarked would not count toward the majority quorum requirement.

       RECOMMENDATION:  Vote AGAINST proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       The current proxy system is designed so that in cases where shareholders wish to vote entirely with management, all they need to do is sign their proxies rather than mark each issue separately. Moreover, because proxies clearly state the effects of not marking specific votes, shareholders are fully aware of the implications of only signing their proxies. More importantly, many shareholders have entrusted their voting rights to financial advisors precisely because these groups or individuals have the expertise and resources to consider each issue with the interests of the shareholder in mind. It is out belief that denying brokers or trustees the ability to vote on behalf of shareholders could, in fact, prove detrimental to shareholders. We recommend voting against this proposal.

NONROUTINE - SHAREHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL PRACTICES.



       The proponent of this proposal, in an effort to keep the company politically neutral, is requesting that the company avoid the following practices: a) handling the contribution cards of a single political party by an employee or a supervisor; b) requesting an employee to send a political contribution, as part of a group of contributions, to an individual in the corporation for subsequent delivery to a political party or fundraising committee; c) requesting an employee to issue personal blank checks as to payee for subsequent forwarding to a political party, political committee, or candidate; d) using supervisory meetings to announce that the contribution cards of one party are available and that anyone desiring cards of a different party will be supplied on request to his/her supervisor; and e) placing large quantities of the contribution cards of one party at mail station locations.

       RECOMMENDATION:  Vote AGAINST proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       We support the company's policy of operating a political action committee, supported by the voluntary contributions of the company's senior officers, that makes nonpartisan donations to groups or individuals most capable of representing the company's business views. Furthermore, we are satisfied that the laws governing a company's political activities are stringent enough to ensure political nonpartisanship.

NONROUTINE - SHAREHOLDER PROPOSAL TO UPDATE CODE OF CONDUCT.



       This proposal asks the company to update its Code of Conduct to account for its international conduct. The proponents believe the company's expanding involvement in the police state of Burma strengthens the repressive military government by portraying that country in a positive light through its investment there. Further, the proponents claim that in addition to Burma, the company does business in other countries with controversial human rights records, including Indonesia, China, Guatemala, Saudi Arabia, Turkey, and Thailand.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       Although we may not philosophically support the governments mentioned above, investment in these countries can lead to the kind of economic progress that frequently results in social and political change. This act of trading with a foreign government does not imply an endorsement of its policies. We believe, as the company does, that international commerce strengthens both peace and understanding while also creating economic growth and opportunities for all countries involved.

NONROUTINE - SHAREHOLDER PROPOSAL TO DISCOURAGE UNDERAGE SMOKING.



       This proposal requests that the company contribute three percent of its profits realized from sales to minorities to run a national anti-smoking campaign to discourage underage smoking.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       The company already adequately supports numerous private and governmental nonsmoking efforts across the country, including programs which discourage underage smoking. We believe that funding of another program would provide few additional benefits to the public or the company.

NONROUTINE - SHAREHOLDER PROPOSAL ON INFANTS AND TOBACCO.



       This proposal requests that the company develop and implement a program to prevent fetal and neonatal harm from tobacco smoke.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       Cigarette packs and advertising already contain warnings indicating the dangers of smoking by pregnant women. The company is already in full compliance with government regulations regarding the disclosure of health risks associated with smoking, and we believe implementation of this plan would place the company at a competitive disadvantage with its peers.

NONROUTINE - SHAREHOLDER PROPOSAL TO PREPARE TOBACCO-RELATED REPORT.



       This proposal requests the company to develop a nicotine rating system and develop and market a low-nicotine cigarette.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       The company already complies with government standards regarding the disclosure of nicotine yields. Also, previously marketed de-nicotinized cigarettes have proven unacceptable to consumers. We believe complying with this proposal would put the company at a competitive disadvantage to its peers and decrease shareholder returns.

NONROUTINE - SHAREHOLDER PROPOSAL TO PRESERVE THE HEALTH OF TOBACCO-USING CUSTOMERS.



       This proposal requests that the board take steps necessary to preserve the health of its tobacco-using customers, including publicizing nicotine ratings for its tobacco-related products, reducing the addictive properties of its products over time, and developing and marketing new nicotine or nicotine-like products that have minimal toxic agents that can be used in lieu of tobacco.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       The proposal requests that the company enter a new business arena with the manufacture and sale of medical devices and drugs, which is not consistent with the company's current business plan and would cause the company to incur substantial costs. We believe the requests of the proposal would not benefit shareholders or the company's business as a whole.

NONROUTINE - SHAREHOLDER PROPOSAL TO DISCLOSE WARNING LABELS ON TOBACCO
PRODUCTS.



       This shareholder proposal requests that all advertising and promotional use of various tobacco names and symbols be accompanied by a warning label indicating the health hazards associated with the use of these products.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       The company already complies with regulations on all levels of government. Moreover, additional requirements may place the company at a competitive disadvantage to its peers. We do not believe this proposal is in the best interest of shareholders.

NONROUTINE - SHAREHOLDER PROPOSAL TO ESTABLISH ADVISORY COMMITTEE.



       This proposal requests that the company establish a shareholders' advisory committee which would advise the board on policy and strategy issues which may enhance shareholder value, including mergers, acquisitions, divestitures and restructurings.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       Approval of this proposal could interfere with the board's ability to manage the company in the interests of all shareholders. Considering that shareholders have already elected a board to represent their interests, we believe that the formation of a shareholders' advisory committee would be costly, time consuming and unnecessary.

NONROUTINE - SHAREHOLDER PROPOSAL FOR REPORT ON ENVIRONMENT AND TO REDUCE OR
    ELIMINATE TOXIC WASTE OR EMISSIONS.



       This proposal requests that the company adopt a policy to reduce or eliminate toxic waste or emissions and to prepare a report for shareholders regarding the environmental impact or liability of its products. The proponent believes that the company's products or byproducts are hazardous to the environment.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       The company complies fully with all government regulations regarding the environment. We feel that those concerned with issues regarding the environment should consult with the appropriate government agencies responsible for determining environmental, health & safety laws and regulations. In addition, we believe that creation of such a report would be time constraining, unnecessarily costly, and of little benefit to shareholders.

NONROUTINE - SHAREHOLDER PROPOSAL TO REQUIRE DIRECTOR ATTENDANCE AT ANNUAL MEETING.



       This proposal requests that the board members and nominees attend the annual shareholders meeting to personally respond to questions pertaining to their past or future responsibilities as directors of the company.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       A director's contribution cannot be judged solely by his or her attendance at the annual meeting. Also, this formal requirement would have no impact on absences due to illness or unavoidable business conflicts.

NONROUTINE - SHAREHOLDER PROPOSAL TO REQUIRE DIRECTOR NOMINEE QUALIFICATIONS.



       This proposal requires that no director hold seats on the boards of more than five other for-profit corporations.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       We believe that the recommended number of directorships is arbitrary and does not ensure that a director will be more qualified to serve in shareholders' best interests. Also, the company's proxy statement lists all the boards on which each director serves. For those shareholders concerned about excessive membership on other corporate boards, the director election process gives them ample opportunity to withhold votes from certain nominees.

NONROUTINE - SHAREHOLDER PROPOSAL REGARDING DIRECTORS RECEIVING CONSULTING FEES.




       This proposal requests that directors refrain from accepting consulting fees, either individually or through an associated business entity, while serving on the board. The proponent believes this practice is a conflict of interest.

       RECOMMENDATION:  Vote AGAINST this proposal.
                             -------
                        This is a vote WITH management.
                                       ----

       Although we feel the board should consist of a majority of independent directors, we do not believe that certain affiliations with a company necessarily impair a director's ability to act objectively in the interests of shareholders. Shareholders who may be concerned about a director having a conflict of interest can withhold votes from that director or the directors on the Nominating Committee.

NONROUTINE - SHAREHOLDER PROPOSAL TO SEEK SALE OF COMPANY/ASSETS.


         This proposal requests that the board arrange for the prompt sale of the company to the highest bidder.

         RECOMMENDATION:     Vote AGAINST this proposal.
                                  -------
                             This is a vote WITH management.
                                            ----

         We believe that under normal circumstances the decision to buy, sell, or engage in a merger is one appropriately left in the hands of management and the board. However, we recognize that there are situations which justify the adoption of such proposals, such as a prolonged period of poor or sluggish performance with no turnaround in sight. Such situations may be exacerbated by an entrenched board and management which appears to be strongly opposed to any sale or merger that could jeopardize their current positions or threaten their control of the company. Adoption of poison pills, golden parachutes, and other antitakeover provisions in the face of an attractive offer may be signs of entrenchment.

         Such proposals have pros and cons. On the plus side, seeking competing merger offers may boost the stock price through increased investor interest. The end result may be an offer price that represents a market premium to most or all shareholders. On the downside, often the worst time for a company to be "put into play" is when the share price has declined to historically low levels. Then, "bottom feeders" are likely to approach a company with offers that represent a premium only to a few short-term investors and speculators seeking a quick profit, to the detriment of long-term shareholders who purchased their shares at a higher price. This scenario is only beneficial to long-term shareholders when the company's prospects are dim for any number of reasons, such as the permanent decline of an industry, and share price cannot reasonably be expected to rebound.

NONROUTINE - SHAREHOLDER PROPOSAL TO ADOPT POLICY RELATING TO GENETICALLY ENGINEERED FOOD PRODUCTS.



         This shareholder proposal is requesting that the board remove genetically engineered crops, or organisms from the products that are either sold or manufactured by the company until they are found to be safe to humans, animals, and the environment.

         RECOMMENDATION:              Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

         Approval of this proposal would not give the company the flexibility it needs to meet consumers' changing demands. By not allowing the company to sell genetically engineered products to consumers, the company could be placed at a competitive disadvantage. Also, the food industry is heavily regulated already by the USDA, the EPA, and the U.S. Food and Drug Administration.

NONROUTINE  -  SHAREHOLDER  PROPOSAL  TO  ADOPT  POLICY/PREPARE  REPORT  ON DRUG
PRICING.




         This proposal is requesting that the company create and implement a policy of price restraint on pharmaceutical products for individual consumers and institutional purchasers using a combination of approaches to keep drug prices at reasonable levels. In addition, the shareholder requests that the company prepare a report on changes in policies and pricing procedures for pharmaceutical products.

         RECOMMENDATION:              Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

        We believe that in order for the company to remain competitive in the marketplace, prices need to be based on market forces rather than artificially imposed restraints. Price restraints would place the company at a competitive disadvantage among its peers. Absent evidence of illegal pricing activity, determination of prices is best left to the company. Even if such a policy could be crafted, it would increase costs to the company and provide no benefit to shareholders.







NONROUTINE - SHAREHOLDER PROPOSAL TO HIRE ADVISOR TO MAXIMIZE SHAREHOLDER VALUE.


         This proposal requests that the board hire outside professional advisors to help the company explore strategic alternatives to maximize shareholder value, including the possible sale or merger of the company.

         RECOMMENDATION:              Vote AGAINST this proposal.
                                           -------
                                      This is a vote WITH management.
                                                     ----

        Under normal circumstances, we feel that the decision to buy, sell, or engage in a merger is best left in the hands of management and the board. If the board appears to have outlined a reasonable strategic plan of action to enhance shareholder value, we will support management in voting against this type of proposal.

        However, we recognize that certain situations may justify the adoption of proposals that suggest exploring alternatives to maximize shareholder value, including a sale or merger. These proposals will be reviewed on a case-by-case basis.

Fidelity Investments votes proxies according to the Proxy Voting Guidelines approved by the Board of Trustees of the Fidelity funds. The proxies are voted by the Investment Proxy Research (IPR) department which is part of Fidelity's legal department and which reports to the General Counsel who in turn reports on proxy voting issues to the Board. Our analysts read the companies' proxies and annual reports, supplement their analysis with external research providers such as ISS and IRRC, and then apply the guidelines in making a voting decision. Non-routine issues not addressed by the guidelines are discussed with the appropriate analyst or portfolio manager on economic issues (e.g., mergers) or the general counsel on corporate governance issues (executive compensation).


                      Fidelity Fund Proxy Voting Guidelines
                         (FUNDS SUB-ADVISED BY FMR CO.)
                                   March 2004

I.   General Principles

     A. Except as set forth herein, portfolio securities should generally be voted in favor of incumbent directors and in favor of routine management proposals. In general, FMR will oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

     B. Non-routine proposals covered by the following guidelines should generally be voted in accordance with the guidelines.

     C. Non-routine proposals not covered by the following guidelines or other special circumstances should be evaluated by the appropriate FMR analyst or portfolio manager, subject to review by the President or General Counsel of FMR or the General Counsel of FMR Corp. A significant pattern of such non-routine proposals or other special circumstances should be referred to the Operations Committee or its designee.

II. Portfolio shares should generally be voted against anti-takeover proposals, including:

     A. Fair Price Amendments, except those that consider only a two year price history and are not accompanied by other anti-takeover measures.

     B. Classified Boards. FMR will generally vote in favor of proposals to declassify a board of directors. FMR will consider voting against such a proposal if the issuer's Articles of Incorporation or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

     C.   Authorization of "Blank Check" Preferred Stock.

     D.   Golden Parachutes:

          1.   Accelerated options and/or employment  contracts that will result
               in  a  lump  sum  payment  of  more  than  three   times   annual
               compensation (salary and bonus) in the event of termination.

          2.   Compensation contracts for outside directors.

          3. Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment.

          4. Adoption of a Golden or Tin Parachute will result in our withholding authority in the concurrent or next following vote on the election of directors.

     E.   Supermajority Provisions.

     F.   Poison Pills:

          1. Introduction of a Poison Pill without shareholder approval will result in FMR withholding authority in the concurrent or next following vote on the election of directors. In addition, extension of an existing Poison Pill or the adoption of a new Poison Pill without shareholder approval upon the expiration of an existing Pill will result in FMR withholding authority in the concurrent or next following vote on the election of directors.

          2. FMR will consider not withholding its authority on the election of directors if (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than 5 years; and (d) shareholder approval is required to reinstate the expired Pill. In addition, the Funds will consider not withholding authority on the election of directors if company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, the Funds would withhold their vote from the election of directors at that next meeting.

          3. FMR will generally withhold authority on the election of directors if a company refuses, upon request by FMR, to amend a Poison Pill Plan to allow the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities. On a case-by-case basis, FMR may determine not to withhold authority on the election of directors if a company's Poison Pill Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

          4.   Portfolio   shares  will  be  voted  for  shareholder   proposals
               requiring  or   recommending   that   shareholders  be  given  an
               opportunity to vote on the adoption of poison pills.

          5. If shareholders are requested to approve adoption of a Poison Pill plan, the Funds will, in general, consider voting in favor of the Poison Pill plan if: (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is determined to be linked to a business strategy that will result in greater value for the shareholders; (c) the term is generally not longer than 5 years; (d) shareholder approval is required to reinstate an expired Pill; (e) the Pill contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and (f) the Pill allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities. On a case-by-case basis, FMR may determine to vote in favor of a company's Poison Pill Plan if the Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

     G. Elimination of, or limitation on, shareholder rights (e.g., action by written consent, ability to call meetings, or remove directors).

     H.   Transfer of authority from shareholders to directors.

     I. Reincorporation in another state (when accompanied by anti-takeover provisions).

III. Stock Option Plans

     A. Stock Option plans should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against Stock Option Plan adoptions or amendments to authorize additional shares if:

          1. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

          2. The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

          3. The Board may, without shareholder approval, (i) materially increase the benefits accruing to participants under the plan,
               (ii) materially increase the number of securities which may be issued under the plan, or (iii) materially modify the requirements for participation in the plan.

          4. The granting of options to non-employee directors is subject to management discretion, the plan is administered by a compensation committee not comprised entirely of non-employee directors or the plan is administered by a board of directors not comprised of a majority of non-employee directors, versus non-discretionary grants specified by the plan's terms.

          5. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines 2, 3 and 4 immediately above if such shares meet both of two conditions:

               a. They are granted by a compensation committee composed entirely of independent directors.

               b. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

          6. The plan's terms allow repricing of underwater options, or the Board/Committee has repriced options outstanding under the plan in the past 2 years. However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms, or board resolution, are met:

               a. The repricing is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

               b.   The  repricing  is  rarely  used and then  only to  maintain
                    option   value   due   to   extreme   circumstances   beyond
                    management's control; and

               c. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

          7. Furthermore, if a compensation committee composed entirely of independent directors determines that options need to be granted to employees other than the company's executive officers, that no shares are currently available for such options under the company's existing plans, and that such options need to be granted before the company's next shareholder meeting, then the company may reprice options in an amount not to exceed an additional 5% or 10%, as applicable, if such company seeks authorization of at least that amount at the very next shareholders' meeting.

          8. For purposes of this Guideline III, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

     B. FMR will generally withhold its authority on the election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

     C. Proposals to reprice outstanding stock options should be evaluated on a case-by-case basis. FMR will consider supporting a management proposal to reprice outstanding options based upon whether the proposed repricing is consistent with the interests of shareholders, taking into account such factors as:

          1. Whether the repricing proposal excludes senior management and directors;

          2. Whether the options proposed to be repriced exceeded FMR's dilution thresholds when initially granted;

          3. Whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model;

          4. The company's relative performance compared to other companies within the relevant industry or industries;

          5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

          6.   Any other facts or circumstances  relevant to determining whether
               a  repricing   proposal  is  consistent  with  the  interests  of
               shareholders.

IV. Restricted Stock Awards ("RSA") should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against RSA adoptions or amendments to authorize additional shares if:

     A. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

     B. The Board may materially alter the RSA without shareholder approval, including a provision that allows the Board to lapse or waive restrictions at its discretion.

     C.   The  granting  of  RSAs  to  non-employee   directors  is  subject  to
          management discretion, versus non-discretionary grants specified by the plan's terms.

     D. The restriction period is less than 3 years. RSAs with a restriction period of less than 3 years but at least 1 year are acceptable if the RSA is performance based.

     E. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines B, C and D immediately above if such shares meet both of two conditions:

          1. They are granted by a compensation committee composed entirely of independent directors.

          2. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

     F. For purposes of this Guideline IV, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

     G. Proposals to grant restricted stock in exchange for options should be evaluated on a case-by-case basis. FMR will consider supporting a management proposal to grant restricted stock awards in exchange for options based upon whether the proposed exchange is consistent with the interests of shareholders, taking into account such factors as:

          1. Whether the restricted stock award exchange proposal excludes senior management and directors;

          2. Whether the options proposed to be exchanged exceeded FMR's dilution thresholds when initially granted;

          3. Whether the restricted stock award exchange proposal is value neutral to shareholders based upon an acceptable stock award pricing model;

          4. The company's relative performance compared to other companies within the relevant industry or industries;

          5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

          6. Any other facts or circumstances relevant to determining whether a restricted stock award exchange proposal is consistent with the interests of shareholders.

V.   Other Stock-Related Plans should be evaluated on a case-by-case basis:

     A. Omnibus Stock Plans - vote against entire plan if one or more component violates any of the criteria in parts III or IV above, except if the component is de minimus. In the case of an omnibus stock plan, the 5% and 10% limits in Guidelines III and IV will be measured against the total number of shares under all components of such plan.

     B. Employee Stock Purchase Plans - vote against if the plan violates any of the criteria in parts III and IV above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the research or recommendations of the relevant proxy research or corporate governance services, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

     C. Stock Awards (other than stock options and RSAs) - generally vote against unless they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

VI.  Unusual Increases in Common Stock:

     A. An increase of up to 3 times outstanding and scheduled to be issued, including stock options, is acceptable; any increase in excess of 3 times would be voted against except in the case of real estate investment trusts, where an increase of 5 times is, in general, acceptable.

     B. Measured as follows: requested increased authorization plus stock authorized to be issued under Poison Pill divided by current stock outstanding plus any stock scheduled to be issued (not including
          Poison Pill authority). (If the result is greater than 3, Portfolio shares should be voted against.)

VII. Portfolio shares should, in general, be voted against the introduction of new classes of Stock with Differential Voting Rights.

VIII.With regard to Cumulative Voting Rights, Portfolio shares should be voted in favor of introduction or against elimination on a case-by-case basis where this is determined to enhance Portfolio interests as minority shareholders.

IX. Greenmail - Portfolio shares should be voted for anti-greenmail proposals so long as they are not part of anti-takeover provisions.

X. Portfolio shares should be voted in favor of charter by-law amendments expanding the Indemnification of Directors and/or limiting their liability for Breaches of Care.

     A. Portfolio shares should be voted against such proposals if FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

XI.  Portfolio   shares   should  be  voted  in  favor  of  proposals  to  adopt
     Confidential Voting and Independent Vote Tabulation practices.

XII. Portfolio shares should be voted in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

XIII.Employee  Stock  Ownership  Plans  ("ESOPs")   should  be  evaluated  on  a
     case-by-case basis. Portfolio shares should usually be voted for non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Portfolio shares should be voted against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

XIV. Voting of shares in securities of any U.S. banking organization shall be conducted in a manner consistent with conditions that may be specified by the Federal Reserve Board for a determination under federal banking law that no Fund or group of Funds has acquired control of such banking organization.

XV.  Avoidance of Potential Conflicts of Interest

     Voting of shares shall be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company shall be voted solely in a manner consistent with the Proxy Voting Guidelines; and (ii) voting shall be done without regard to any other Fidelity Companies' relationship, business or otherwise, with that portfolio company.

     FMR applies the following policies and follows the procedures set forth below:

     A. FMR has placed responsibility for the Funds' proxy voting in the FMR Legal Department.

     B. The FMR Legal Department votes proxies according to the Proxy Voting Guidelines that are approved by the Funds' Board of Trustees.

     C. The FMR Legal Department consults with the appropriate analysts or portfolio managers regarding the voting decisions of non-routine proposals that are not addressed by the Proxy Voting Guidelines. Each of the President or General Counsel of FMR or the General Counsel of FMR Corp is authorized to take a final decision.

     D. When a Fidelity Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, as amended, or to the extent disclosed in the Fund's registration statement, FMR will use pass through voting or echo voting procedures.

XVI. Executive Compensation

         FMR will consider withholding authority for the election of directors and voting against management proposals on stock-based compensation plans or other compensation plans based on whether the proposals are consistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

XVII.Portfolio  shares should generally be voted against  shareholder  proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

XVIII. AUDITORS

     A. Portfolio shares should generally be voted against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. Fmr will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee appear to have clearly failed to exercise reasonable business judgment in the selection of the company's auditor.

     B. Portfolio shares should generally be voted against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. Portfolio shares should also generally be voted against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. Fmr will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee appear to have clearly failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

XIX. INCORPORATION OR REINCORPORATION IN ANOTHER STATE OR COUNTRY

          Portfolio  shares  should  generally  be  voted  against   shareholder
          proposals calling for or recommending that a portfolio company reincorporate in the united states and voted in favor of management proposals to reincorporate in a jurisdiction outside the united states if (i) it is lawful under united states, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the united states would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

                                                                  May __, 2004




Thomas J. Meyer
Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951


Dear Mr. Meyer,

The JNL Series Trust (the "Trust") is organized as a business trust under the laws of the Commonwealth of Massachusetts and is registered as an open-end investment management company with the Securities and Exchange Commission pursuant to the Investment Company Act of 1940, as amended. The Trust is divided into several portfolios, including the JNL/FMR Capital Growth Fund and the JNL/FMR Balanced Fund (the "Funds"). The Trust's investment adviser, Jackson National Asset Management, LLC ("JNAM"), has entered into an Investment Sub-Advisory Agreement with Fidelity Management & Research Company ("FMR"). Pursuant to this agreement, FMR has agreed to serve as Sub-Adviser to the Funds.

On September 25, 2003, the Board of Trustees for the Trust established Proxy Voting Policies and Recordkeeping Procedures (the "Policy") to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for its clients. Consistent with the Policy, JNAM has delegated proxy voting authority to FMR for securities FMR acquires for the Funds. JNAM acknowledges FMR will vote proxies for securities held by the Funds in accordance with Fidelity Proxy Voting Guidelines ("Fidelity's Guidelines"). The parties to this agreement agree to the following interpretations or clarifications to the Policy.

Pursuant to paragraph 2, bullet 1 of the Policy, it is understood by the Parties that FMR does not delegate, nor does FMR rely on the recommendations of a third party service. FMR may supplement its internal analysis with external research providers such as ISS, IRRC, Sharkrepellent and Glass Lewis for corporate governance research and proxy advisory services, and FMR will then apply Fidelity's Guidelines in making a proxy voting decision. It is also understood by the Parties that pursuant to paragraph 2, bullet 3 of the Policy, FMR will not support or give weight to the views of management of a portfolio company when voting proxies on behalf of the Funds.

JNAM acknowledges that FMR's reporting obligations under paragraph 3 of the Policy will be satisfied with an annual certification that FMR in voting proxies of the Funds acted in a manner consistent with the best interests of the Funds' shareholders and in a manner consistent with Fidelity's Guidelines, and voted without giving regard to any other Fidelity Companies' relationship, business or otherwise, with that portfolio company.

Please indicate your agreement with these terms by signing below.

                                       Very Truly Yours,
                                       FIDELITY MANAGEMENT & RESEARCH COMPANY


                                       By:_________________________
                                       Name: Philip Bullen
                                       Title: Senior Vice President

JACKSON NATIONAL ASSET MANAGEMENT, LLC


By:_________________________
Name: Andrew B. Hopping
Title: President

The investment adviser entities that comprise JPMorgan Fleming Asset Management ("JPMFAM") may be granted by their clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, JPMFAM has adopted detailed proxy voting procedures ("Procedures") that incorporate detailed proxy guidelines ("Guidelines") for voting proxies on specific types of issues.

Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines (including matters that require a case-by-case determination) or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.

To oversee and monitor the proxy-voting process, each JPMFAM advisory entity will establish a proxy committee and appoint a proxy administrator in each global location where proxies are voted. Each proxy committee will meet periodically to review general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by the relevant JPMFAM entity.

A copy of the JPMFAM proxy voting procedures and guidelines are available upon request by contacting your client service representative.

                           LAZARD ASSET MANAGEMENT LLC
                              30 Rockefeller Plaza
                          New York, New York 10112-6300

              INFORMATION REGARDING LAZARD'S PROXY VOTING POLICIES



A.   INTRODUCTION

     As a fiduciary, Lazard Asset Management LLC ("Lazard") is obligated to vote proxies in the best interests of its clients. Lazard has adopted a written policy (the "Policy") that is designed to ensure that it satisfies its fiduciary obligation. Lazard has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients' best interest, and within the framework of that Policy.

     Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies and other collective investment vehicles. Absent specific guidelines provided by a client, Lazard's policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, Lazard must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.

B.   ADMINISTRATION AND IMPLEMENTATION OF PROXY VOTING PROCESS

     Lazard's proxy-voting process is administered by its Proxy Operations Department ("ProxyOps"), which reports to Lazard's Chief Operations Officer. Oversight of the process is provided by Lazard's Legal and Compliance Department and by a Proxy Committee consisting of senior Lazard officers. To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. ("ISS"), one of the world's largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

     Lazard's Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the "Approved Guidelines"). These Approved Guidelines provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis. Lazard believes that its portfolio managers and global research analysts with knowledge of the company ("Portfolio Management") are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management's recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee's final determination. The Manager of ProxyOps may also consult with Lazard's Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.

C.   TYPES OF PROPOSALS

     Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company's name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Lazard's Proxy Committee has developed Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time. Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted and an Approved Guideline will be adopted if appropriate.

D.   CONFLICTS OF INTEREST

     Lazard's Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for Lazard. Should the appearance of such a conflict exist, Lazard will seek to alleviate the conflict by voting consistent with pre-approved guidelines (to vote for or against), or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. Currently, when a material conflict, or the appearance of a material conflict, arises regarding a proposal, and the Approved Guideline is to vote case-by-case, Lazard defers to the recommendation provided by an independent source, Institutional Shareholder Services ("ISS"). This allows Lazard to ensure that a vote is not influenced by a material conflict of interest, and nevertheless receive the benefit of ISS's thorough analysis and recommendation designed to further long-term shareholder value. If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation.

E.   HOW TO OBTAIN INFORMATION

     A copy of Lazard's Proxy Voting Policy is available on request. If you would like to receive a copy of the Proxy Voting Policy, or information about how Lazard voted securities held in your account, you should contact your Lazard representative, or, alternatively, you can call Richard Kowal, Lazard's Proxy Administrator, at (212) 632-6985. If Lazard manages your account through a wrap or similar program, you should contact your account representative, who will be able to obtain the information for you.





DATED AS OF JULY 1, 2003

June 24, 2003


      Summary of Mellon Capital Management Corporation Proxy Voting Policy
                                 and Procedures

Adviser, through its participation on Mellon's Proxy Policy Committee, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Adviser seeks to act solely in the best financial and economic interest of the applicable client. Adviser will carefully review proposals that would limit shareholder control or could affect the value of a client's investment. Adviser generally will oppose proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Adviser will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Adviser will attempt to ensure that management reasonably responds to the social issues.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

Adviser recognizes its duty to vote proxies in the best interests of its clients. Adviser seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Adviser and its affiliates engage a third party as an independent fiduciary to vote all proxies for Mellon Financial Corporation securities and affiliated mutual fund securities.

Adviser will furnish a copy of its Proxy Voting Policy, any related procedures, and its voting guidelines to each advisory client upon request. Upon request, Adviser will also disclose to an advisory client the proxy voting history for its account after the votes have been recorded.

                       MUTUAL FUND PROXY VOTING GUIDELINES
                                (Revised 11/19/99

THE FOLLOWING ARE GENERAL GUIDELINES USED IN MUTUAL FUND VOTING PROXIES. HOWEVER, IT SHOULD BE NOTED THAT MANY ITEMS ARE CONSIDERED ON A CASE-BY-CASE BASIS IN LIGHT OF THE PARTICULAR CIRCUMSTANCES WHICH MAY ALTER THE APPLICATION OF THE GENERAL GUIDELINES. GUIDELINES ARE REVIEWED AND AMENDED FROM TIME TO TIME AT THE DISCRETION OF THE PROXY POLICY COMMITTEE ("PPC").

-------------------------------------------    ------------------------------------------- -----------------------------------------
ISSUE                                          MELLON POLICY (SEE GUIDELINE KEY)           CONSIDERATIONS FOR CASE-BY-CASE ANALYSIS
-------------------------------------------    ------------------------------------------- -----------------------------------------
FUNDAMENTAL INVESTMENT POLICIES - MAKE         FOR proposals to make nonfundamental                                             1.
NONFUNDAMENTAL OR ELIMINATE                    without other wording change or to
                                               eliminate if: (1) policy was in
                                               place for State blue sky laws
                                               that have been liberalized or
                                               repealed; or (2) if SEC regulates
                                               the activity covered by the
                                               proposal under Investment Company
                                               Act (40 Act).

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
FUNDAMENTAL INVESTMENT POLICY ON               FOR proposal prohibiting investment that                                         2.
CONCENTRATION                                  will result in the concentration (as
                                               defined in the 40 Act) in any one industry.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
FUNDAMENTAL INVESTMENT POLICY ON BORROWING     FOR proposal limiting ability to borrow or                                       3.
                                               to issue senior securities except as
                                               permitted under the 40 Act.

                                               AGAINST proposal to permit borrowing for
                                               purpose of leveraging.

                                               AGAINST proposal to permit purchase of
                                               portfolio securities while outstanding
                                               borrowing at maximum level permitted under
                                               40 Act.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
FUNDAMENTAL INVESTMENT POLICY ON UNDERWRITING  FOR proposal prohibiting underwriting                                            4.
                                               securities of other issuers except that the
                                               fund may engage in transactions involving
                                               the acquisition, disposition or resale of
                                               its portfolio securities, under certain
                                               circumstances where it be considered to be
                                               an underwriter (fit technical definition of
                                               underwriting) under the Securities Act of
                                               1933.
-------------------------------------------    ------------------------------------------- ------------------------------------ ----
FUNDAMENTAL INVESTMENT POLICY ON INVESTMENT    FOR proposals to prohibit direct investment                                      5.
IN REAL ESTATE                                 in real estate unless acquired through
                                               ownership of another security but to permit
                                               investment in issuer that invests in real
                                               estate and in other securities secured by
                                               real estate.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----




-------------------------------------------    ------------------------------------------- ------------------------------------ ----

ISSUE                                          MELLON POLICY (SEE GUIDELINE KEY)            CONSIDERATIONS FOR CASE-BY-CASE ANALYSIS

-------------------------------------------    ------------------------------------------- ------------------------------------ ----

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
FUNDAMENTAL INVESTMENT POLICY ON COMMODITIES   FOR proposals prohibiting purchase or sale                                       6
                                               of physical commodities, unless acquired
                                               as a result of ownership of securities or
                                               other instruments and provided that this
                                               restriction does not prevent the fund from
                                               engaging in transactions involving futures
                                               contracts, swap transactions and other
                                               financial contracts or investing in
                                               securities that are secured by physical
                                               commodities.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
FUNDAMENTAL INVESTMENT POLICY ON LENDING       FOR proposal to prohibit lending except                                          7
                                               for securities lending to broker/dealers
                                               or institutional investors for which
                                               initial collateralization is as least 102%
                                               for domestic and 105% for international;
                                               if less than 102% and 105% respectively,
                                               AGAINST.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
FUNDAMENTAL INVESTMENT POLICY ON               If fund has identified itself as                                                 8
DIVERSIFICATION                                diversified, FOR proposal to limit
                                               investment in any one issuer that would
                                               result in fund failing to qualify as
                                               diversified under the 40 Act.

                                               For money market funds, FOR proposal to
                                               enable fund to qualify under 2a-7 of the
                                               40 Act.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
INVESTMENT POLICY ON INVESTING IN UNSEASONED   AGAINST proposals to eliminate restriction   1. Type of fund.                    9
ISSUERS (FUNDAMENTAL OR NONFUNDAMENTAL)        on investment in unseasoned issuers.         2. Intended use.
                                                                                            3. % of total assets limit.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
INVESTMENT POLICY ON INVESTMENT IN ILLIQUID    FOR proposal to broaden definition                                               10
ASSETS (FUNDAMENTAL OR NONFUNDAMENTAL)         of illiquid assets to include 144A
                                               securities or other such restricted
                                               securities that are considered liquid in
                                               institutional markets if no other provisions
                                               changed.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
INVESTMENT POLICY ON INVESTING IN OTHER        FOR proposal to permit investment in other                                       9
MUTUAL FUNDS (FUNDAMENTAL OR NONFUNDAMENTAL)   mutual funds as permitted under the 40 Act
                                               if advisor has agreed to waive advisory
                                               fees or to ensure that there will be no
                                               duplicative fees on that portion of fund
                                               so invested.

                                               AGAINST all others.


-------------------------------------------    ------------------------------------------- ------------------------------------ ----
INVESTMENT POLICY ON CONTROL (FUNDAMENTAL OR   FOR proposals to prohibit investment for                                         10
NONFUNDAMENTAL)                                the purpose of management or the exercise
                                               of control but to permit voting
                                               the securities held in the fund
                                               as a shareholder in accordance
                                               with its own views.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----





-------------------------------------------    ------------------------------------------- ------------------------------------ ----
INVESTMENT POLICY ON PLEDGING (FUNDAMENTAL     FOR proposals to prohibit mortgaging,                                            11
OR NONFUNDAMENTAL)                             pledging, or hypothecation of any of its
                                               assets, provided that this shall
                                               not apply to the transfer of
                                               securities in connection with any
                                               permissible borrowing or to
                                               collateral arrangements in
                                               connection with permissible
                                               activities.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
INVESTMENT POLICY ON SHORT SALES               AGAINST - proposals to eliminate                                                 12
(FUNDAMENTAL OR NONFUNDAMENTAL)                restrictions.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
INVESTMENT POLICY ON REPURCHASE AGREEMENTS                                                                                      13
(FUNDAMENTAL OR NONFUNDAMENTAL)

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
INVESTMENT POLICY ON PURCHASING ON MARGIN                                                                                       14
(FUNDAMENTAL OR NONFUNDAMENTAL)

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
INVESTMENT POLICY ON INVESTING IN SECURITIES   FOR proposals to permit investment in                                            15
OF FOREIGN ISSUERS (FUNDAMENTAL OR             securities of foreign issuers if listed on
NONFUNDAMENTAL)                                U.S. exchange and not more than 10% of
                                               total assets.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
LIBERALIZED INVESTMENT GUIDELINES              FOR proposals to permit dollar-based                                             16
(FUNDAMENTAL OR NONFUNDAMENTAL)                voting rights.

                                               FOR proposals to eliminate notification to
                                               shareholders of appointment of trustee.

                                               FOR proposal to permit investment in
                                               issuers whose stock is owned by fund
                                               managers, officers or directors/trustees
                                               if conflict of interest issues are
                                               governed by a Code of Ethics.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
DEFINE MAJORITY OF SHAREHOLDERS AS "40 ACT     FOR but refer to PPC if other changes not                                        17
MAJORITY"                                      covered by a specific Mellon guideline are
                                               included in the proposal.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
CHANGE STATE OF ORGANIZATION TO DELAWARE       FOR                                                                              18

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
SALE, TRANSFER, CONVEYANCE OF ALL ASSETS -     AGAINST                                                                          19
LIQUIDATION, MERGER OR REORGANIZATION INTO
ANOTHER FUND WITHOUT SHAREHOLDER APPROVAL

-------------------------------------------    ------------------------------------------- ------------------------------------ ----





-------------------------------------------    ------------------------------------------- ------------------------------------ ----
EXPENSES                                       GUIDELINE A, unless overall expenses                                             20
                                               increase for most recent year by more than
                                               10%, and if so, AGAINST.

---------------------------------------------- -------------------------------------------- ------------------------------------- --
AUTHORIZE BLANK CHECK PREFERRED                AGAINST                                                                          21

(Added 4/9/99)

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
AUTHORIZE COMMON STOCK                         FOR if increase is not more than 100% of                                         22
                                               total of outstanding stock and reserved
(Added 4/9/99)                                 stock or if particular purpose is articulated,
                                               otherwise, AGAINST.

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
ELIMINATE CLASS OF COMMON STOCK                FOR                                                                              23

(Added 11/19/99)

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
AUTHORIZE NEW CLASS OF COMMON STOCK            FOR                                                                              24
(OPEN-ENDED FUND)

(Added 11/19/99)

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
ELIMINATE OR REDUCE PAR VALUE OF STOCK         FOR                                                                              25

(Added 11/19/99)

-------------------------------------------    ------------------------------------------- ------------------------------------ ----
GRANT PROXY FOR "OTHER BUSINESS" (not          AGAINST                                                                          26
specified)

-------------------------------------------    ------------------------------------------- ------------------------------------ ----


KEY:   A=     Vote in accordance with management recommendation.
       B=     Vote in accordance with management recommendation, but refer to
              Proxy Policy Committee if bundled with one or more anti-takeover proposals of type which must be referred to PPC.
       C=     Vote in accordance with management recommendation, but refer to
              Proxy Policy Committee if compensation not approved by committee of outside directors.
       D=     Vote in accordance with management recommendation, but refer to
              Proxy Policy Committee if management fails to respond meaningfully to proposal in its opposing statement by addressing issue.

OPPENHEIMERFUNDS, INC.
498 SEVENTH AVENUE
NEW YORK, NEW YORK 10018

        OPPENHEIMER FUNDS PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
                                 AUGUST 1, 2003


     These PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES set forth the proxy voting guidelines and procedures adopted by the boards of the Oppenheimer funds to be followed by the Oppenheimer funds in voting proxies relating to securities held by (i) the Oppenheimer funds, and (ii) the funds for which OppenheimerFunds, Inc. ("OFI") is the sub-advisor unless OFI has been directed to the contrary in writing by the fund's adviser.

A.   ACCOUNTS FOR WHICH OFI HAS PROXY VOTING RESPONSIBILITY

     Under the investment advisory agreement between OFI and each Oppenheimer fund, OFI regularly provides investment advice and recommendations to the fund with respect to its investments, investment policies and the purchase and sale of securities. Voting proxies relating to securities held by the fund ("portfolio proxies") is within OFI's responsibility to supervise the fund's investment program.

     In addition, OFI is the sub-adviser for more than 20 funds across 12 outside fund families. Pursuant to the sub-advisory agreement between OFI and each such fund's advisor, OFI is responsible for portfolio proxy voting unless the adviser has directed OFI to the contrary in writing.

B.   OBJECTIVE

     o    OFI  has  a  fiduciary   duty  under  its   investment   advisory  and
          sub-advisory agreements to vote portfolio proxies in the best interests of the fund and its shareholders. OFI undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the funds.

     When making proxy voting decisions on behalf of the Funds, OFI adheres to its Proxy Voting Guidelines. These Guidelines set forth OFI's position on routine issues and parameters for assessing non-routine issues.

     In the case of social and political responsibility issues, OFI believes they do not primarily involve financial considerations and OFI abstains from voting on those issues.


C.   PROXY VOTING AGENT

     OFI has retained INSTITUTIONAL SHAREHOLDER SERVICES ("ISS") of Baltimore, Maryland as its proxy voting agent. ISS is a leading proxy research, voting and vote reporting service. OFI has directed the custodian bank for each fund advised or sub-advised by OFI to forward portfolio proxies to ISS.

     ISS apprises OFI electronically via postings to a password-protected website of pending shareholder meetings. ISS votes each fund's portfolio proxies per the Oppenheimer Funds Portfolio Proxy Voting Guidelines. As part of the electronic posting of upcoming shareholder meeting, ISS includes (i) the company's recommended vote for each proposal, (ii) the ISS recommended vote for each proposal, and (iii) any associated ISS research. A designated OFI paralegal is responsible for monitoring the ISS electronic postings, and for conveying the voting instructions of OFI's portfolio managers in those instances where the OFI policy is to vote a particular type of proposal on a case-by-case basis. Although OFI may consider the ISS research and analysis as part of its own review of a proxy proposal, OFI bears ultimate responsibility for how portfolio proxies are voted.

     ISS maintains records of portfolio proxy voting. ISS provides quarterly reports to OFI's Legal Department that include the information required by the SEC rules, including for each voting security owned by each fund:

     o    The name of the issuer of the portfolio security;

     o    The exchange ticker symbol of the portfolio security;

     o    The CUSIP number for the portfolio security;

     o    The shareholder meeting date;

     o    A brief identification of the matter voted on;

     o    Whether the matter was proposed by the issuer or by a security holder;

     o    Whether the fund cast its vote on the matter;

     o How the fund cast its vote (E.G., for or against proposal, or abstain; for or withhold regarding election of directors); and

     o    Whether the fund cast its vote for or against management.

     The ISS reports also include the ISS recommended vote on each proposal.


D.   PROXY VOTING COORDINATOR

     The Proxy Voting Coordinator, who reports to a senior attorney within OFI's Legal Department, is responsible for monitoring proxy voting by the proxy voting agent. The Proxy Voting Coordinator deals directly with the proxy voting agent and, as to questions referred by the proxy voting agent, will solicit recommendations and instructions from OFI's investment professionals, as appropriate. The Proxy Voting Coordinator will review the investment professionals' recommendation with the senior attorney in determining how to vote the portfolio proxy. The Proxy Voting Coordinator is responsible for ensuring that these questions are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting agent.

E.   CONFLICTS OF INTEREST

     OFI's primary consideration when voting proxies is the financial interests of the Funds and their shareholders. It is possible that a conflict of interest may arise between the interests of the Fund's shareholders and OFI or its directly-controlled affiliates in voting a portfolio proxy. A potential conflict of interest situation may include where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of the company soliciting the proxy, and failure to vote the proxy as recommended by the company's management might harm the OFI affiliate's business relationship with the company. In order to prevent potential conflicts of interest between OFI and its directly-controlled affiliates, OFI and its directly-controlled affiliates each maintain separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. When voting proxies on behalf of Fund shareholders, OFI votes in a manner consistent with the best interest of the Fund and its shareholders, and votes a company's proxies without regard to any other business relationship between OFI (or its directly-controlled affiliates) and the company.


F.   PROXY VOTING GUIDELINES

     The Portfolio Proxy Voting Guidelines adopted by the boards of the Oppenheimer funds are attached. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. The Oppenheimer Funds Portfolio PROXY VOTING GUIDELINES address the issues OFI has most frequently encountered in the past several years.

               OPPENHEIMER FUNDS PORTFOLIO PROXY VOTING GUIDELINES
                                 AUGUST 1, 2003



SUMMARY

With reference to the Proxy Voting Guidelines set forth below, highlights of the Oppenheimer funds' current policies on routine and non-routine proxy proposals may be summarized as follows:

     o We vote with the recommendation of the company's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.

     o In general, we oppose anti-takeover proposals and support elimination of anti-takeover proposals, absent unusual circumstances.

     o We support shareholder proposals to reduce a super-majority vote requirement.

     o    We  oppose   management   proposals  to  add  a  super-majority   vote
          requirement.

     o We oppose proposals to classify the board of directors. A company that has a classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year terms and the entire board stands for election each year. We believe classified boards inappropriately limit the ability of shareholders to effect change in a board's composition.

     o We support proposals to eliminate cumulative voting. Cumulative voting permits a shareholder to amass (cumulate) all his or her votes for directors and apportion these votes among one, a few, or all of the directors on a multi-candidate slate. We believe cumulative voting promotes special interest candidates who may not represent the interests of all shareholders.

     o    We oppose re-pricing of stock options.

     o In general, we consider executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect. While we generally support management proposals, we oppose compensation plans we consider to be excessive.

                                OPPENHEIMER FUNDS
                             PROXY VOTING GUIDELINES



1.0  THE BOARD OF DIRECTORS

     1.01 VOTING ON DIRECTOR NOMINEES

     Vote FOR each Director Nominee, except:

     Vote against individual Director if he/she attended less than 75% of Board meetings; vote against employee-director who sits on audit, compensation or nominating committee; vote against entire board if company lacks either an audit, compensation or nominating committee; vote against entire Board if company has poor long-term performance (to be reviewed case-by-case).

     EXAMPLES of poor long-term performance include: negative 5-year annualized shareholder return, or under-performance against the company's peer group and/or index for 5 consecutive years.

     1.02 ELECT COMPENSATION COMMITTEE OR AUDIT COMMITTEE

     OPPOSE if Committee is not fully composed of Independent Directors.

     An Independent Director is defined as a director that:

          o Has not been employed by the company or any affiliate in an executive capacity within the last five years.

          o Is not a member of a firm that is one of this company's paid advisors or consultants.

               o Is not employed by a significant customer or supplier of the company.

               o    Does not have a personal services contract with the company.

               o Is not employed by a tax-exempt organization that receives significant contributions from the company.

               o Is not a relative of the management of the company ("relative" defined as a parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships.

               o Has not had any business relationship that would be required to be disclosed under Regulation S-K.

               o a director's fees must be the sole compensation an audit committee member receives from the company.1


     1.03 ESTABLISH A NOMINATING COMMITTEE

     Oppose if less than all Directors on the Nominating Committee are Independent Directors.

     1.04 LIMIT COMPOSITION OF COMMITTEE(S) TO INDEPENDENT DIRECTORS

     Review on a case-by-case basis. Audit, Compensation and Nominating/Corporate Governance Committees shall be fully composed of Independent Directors; a majority of all other Committees shall be composed of Independent Directors.

     1.05 REQUIRE THAT DIRECTORS' FEES BE PAID IN STOCK

     Vote WITH MANAGEMENT.

     1.06 APPROVE INCREASE IN BOARD SIZE

     Consider on a CASE-BY-CASE basis, with consideration given to maintaining or improving ratio of Independent/Non-Independent Directors.

     1.07 APPROVE DECREASE IN BOARD SIZE

     SUPPORT if maintaining or improving ratio of Independent/Non-Independent Directors.

     1.08 CLASSIFY BOARD OF DIRECTORS

     Vote AGAINST proposal to classify the board of directors.

     Vote FOR proposals to repeal classified boards and to elect all directors annually.

     In addition, if more than 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.

     DISCUSSION. A company that has a classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year terms and the entire board stands for election each year. We believe classified boards inappropriately limit the ability of shareholders to effect change in a board's composition.

     1.09 OFFICERS/DIRECTORS LIABILITY AND INDEMNIFICATION

     SUPPORT proposal if it conforms to state law.

     1.10 DIRECTOR AGE RESTRICTIONS

     OPPOSE proposal to impose or lower director age restrictions. We believe management is in the best position to assess whether if a Director is functioning effectively.

     1.11 ESTABLISH TERM LIMITS FOR DIRECTORS

     Vote WITH MANAGEMENT.

     1.12 MANDATORY RETIREMENT AGE FOR DIRECTORS

     OPPOSE provided there are term limits for Directors.

     1.13 SEPARATE CEO & CHAIRMAN POSITIONS

     Vote WITH MANAGEMENT. We believe the working relationship between a company and its board is an ordinary business matter to be determined by management in recommending whether to separate the CEO and Chairman positions.

     1.14 REQUIRE ANNUAL ELECTION OF DIRECTORS

     Vote FOR. Also support a shareholder proposal that the Independent Directors meet regularly without management.

     1.15 REQUIRE    THAT   A   MAJORITY    OF    DIRECTORS    BE    INDEPENDENT

     Vote FOR proposal that a majority of Directors be Independent.

     Consider proposals that MORE THAN A MAJORITY of Directors be Independent on a CASE-BY-CASE basis.

     1.16 ESTABLISH DIRECTOR STOCK OWNERSHIP REQUIREMENTS

     Vote WITH MANAGEMENT

2.0 AUDITORS

     2.01 RATIFY SELECTION OF AUDITORS

     Vote FOR proposal to ratify selection of auditors, unless the auditor has failed to qualify as independent under the Sarbanes-Oxley Act of 2002. For example, in an effort to reduce conflicts of interest in services performed by audit firms, the Sarbanes-Oxley Act of 2002 prohibits auditors from engaging in nine categories of non-audit services.

     2.02 APPROVE DISCHARGE OF AUDITORS

     Examine on a CASE-BY-CASE basis.

     2.03 AUDIT FIRM ROTATION

     Vote AGAINST shareholder proposal asking for audit firm rotation.

     Section 203 of the Sarbanes-Oxley Act adequately addresses rotation, in the context of partner rotation. Section 203 specifies that the lead and concurring partner must be subject to rotation requirements after five years. The rules specify that the lead and concurring partner must rotate after five years and be subject to a five-year "time out" period after rotation. Additionally, certain other significant audit partners are subject to a seven-year rotation requirement with a two-year time out period.

     OFI believes that requiring audit firm rotation, given the few choices remaining among top tier accounting firms, is unduly burdensome.

3.0  PROXY CONTEST DEFENSES

     3.01 ELIMINATE CUMULATIVE VOTING

     Vote FOR proposal to eliminate cumulative voting.

     Cumulative voting permits a shareholder to amass (cumulate) all his or her votes for directors and apportion these votes among one, a few, or all of the directors on a multi-candidate slate. We believe cumulative voting promotes special interest candidates who may not represent the interests of all shareholders.

     3.02 PROVIDE FOR CONFIDENTIAL VOTING

     OPPOSE.

     If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.

4.0  TENDER OFFER DEFENSES

     4.01 MANAGEMENT  PROPOSAL TO ADOPT SHAREHOLDERS RIGHTS PLAN ("POISON PILL")

     These plans are generally adopted to discourage "hostile" advances on a company. In one common type of plan, shareholders are issued rights to purchase shares at a bargain price if a raider acquires a certain percentage of the company's outstanding shares.

     OFI will generally Oppose adopting "poison pill" plans unless the following factors are present: (1) sunset provision of three years; qualifying clause that permits shareholders to redeem the pill in the face of a bona fide tender offer; and record of giving shareholders an opportunity to consider prior tender offers; AND (2) absence of other takeover defenses OR provisions for independent director review of poison pill, with option to renew poison pill.

     4.02 SUBMIT POISON PILL TO SHAREHOLDER VOTE

     Vote FOR.

     4.03 ALLOW BOARD TO USE ALL OUTSTANDING CAPITAL AUTHORIZATIONS IN THE EVENT OF PUBLIC TENDER OR SHARE EXCHANGE OFFER

     OPPOSE.

     4.04 SUPER-MAJORITY VOTE REQUIREMENTS

     Vote FOR shareholder proposal to reduce super-majority vote requirement.

     Vote AGAINST management proposal to require supermajority vote.

     4.05 ANTI-GREENMAIL AMENDMENTS

     Greenmail proposals, submitted by both management and shareholders, are aimed at preventing a company from buying a large block of its own stock at an above-market price in order to prevent a takeover or proxy fight. OFI believes greenmail provides no economic benefit to anyone but the greenmailer.

     Vote FOR proposals to adopt anti-greenmail amendments of the company's bylaws or articles of incorporation or that otherwise restrict a company's ability to make greenmail payments.

5.0  CORPORATE GOVERNANCE

     5.01 ESTABLISH SHAREHOLDER ADVISORY COMMITTEE

     Vote WITH MANAGEMENT

     5.02 SHAREHOLDERS' RIGHT TO CALL A SPECIAL MEETING

     Vote FOR shareholder proposal to enable shareholders to call special meeting consistent with state statutes.

6.0  CAPITAL STRUCTURE

     6.01 INCREASE AUTHORIZED COMMON STOCK

     SUPPORT up to 100% of current authorization, in absence of specific need for additional authorization.

     6.02 ISSUE TRACKING STOCK

     In these situations, a company creates a new class of stock that is tied to a specific segment of the company. The general assumption is that the company as a whole is undervalued. The rationale for the tracking stock is that it enables investors to more effectively analyze the designated segment of the company, leading to a higher overall value for the company.

     OPPOSE if creation of tracking stock is bundled with adverse corporate governance changes.

     6.03 SUBMIT PREFERRED STOCK ISSUANCE TO VOTE

     SUPPORT  shareholder   proposal  to  submit  preferred  stock  issuance  to
     shareholder vote.

     6.04 ISSUE "BLANK CHECK" PREFERRED STOCK

     OPPOSE issuance of "blank check" preferred stock, which could be used for the "poison pill" defense.

     6.05 INCREASE AUTHORIZATION OF "BLANK CHECK" PREFERRED STOCK

     OPPOSE unless: (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

     6.06 PLEDGE OF ASSETS FOR DEBT (GENERALLY, FOREIGN ISSUERS)

     In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300 percent.

     OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100 percent. Any increase beyond 100 percent will require further assessment, with a comparison of the company to its industry peers or country of origin.

7.0  COMPENSATION

     We review compensation proposals on a CASE-BY-CASE basis.

     In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect (see section 7.04, below). While we generally support management proposals, we oppose compensation proposals we believe are excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.

     7.01 EMPLOYEE STOCK PURCHASE PLAN

     Vote FOR unless the offering period exceeds 12 months.

     7.02 CASH BONUS PLAN

     Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

     7.03 NON-EMPLOYEE DIRECTOR STOCK PLANS

     Vote in favor if the number of shares reserved is less than 3% of outstanding shares, and the exercise price is 100% of fair market value.

     7.04 EXECUTIVE STOCK BASED PLANS

     OFI generally votes FOR management proposals, unless we believe the proposal is excessive.

     In casting its vote, OFI reviews the ISS recommendation per a "transfer of wealth" binomial formula that determines an appropriate cap for the wealth transfer based upon the company's industry peers.2

     7.05 BONUS FOR RETIRING DIRECTOR

     Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company's accomplishments during the Director's tenure, and whether we believe the bonus is commensurate with the Director's contribution to the company. .

     7.06 PROPOSAL TO RE-PRICE STOCK OPTIONS

     OPPOSE.

     7.07 SUBMIT SEVERANCE AGREEMENT TO SHAREHOLDER VOTE

     Vote AGAINST shareholder proposal to submit severance agreements to shareholder vote.

     7.08 SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE COMPENSATION

     Vote WITH MANAGEMENT

     7.09 SHAREHOLDER PROPOSAL TO SUBMIT EXECUTIVE COMPENSATION TO SHAREHOLDER VOTE

     Vote WITH MANAGEMENT

     7.10 TREATMENT OF STOCK OPTION AWARDS: REQUIRE EXPENSING OF STOCK OPTIONS AWARDS

     Until there is certainty on the required accounting treatment for expensing of stock options, consider shareholder proposals requiring that stock options be expensed on a CASE-BY-CASE basis. Factors we consider typically include the time period over which the options were granted, the methodology for valuing the options, and the impact on the company's balance sheet.

8.0  STATE OF INCORPORATION

     8.01 PROPOSAL TO CHANGE THE COMPANY'S STATE OF INCORPORATION

     Examine on a CASE-BY-CASE basis taking into account impact of state takeover statutes.

9.0  MERGERS AND RESTRUCTURING

     9.01 MERGERS AND ACQUISITIONS

     Votes on mergers and acquisitions should be considered on a case-by-case basis. Factors considered typically include: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

     9.02 CORPORATE RESTRUCTURING

     Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

     9.03 SPIN-OFFS

     Votes on spin-offs should be considered on a case-by-case basis. Factors considered typically include: tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     9.04 ASSET SALES

     Votes on asset sales should be made on a case-by-case basis. Factors considered typically include: the impact on the balance sheet/working capital, value received for the asset, and potential elimination of non-economies of scale.

     9.05 LIQUIDATIONS

     Votes on liquidations should be made on a case-by-case basis. Factors considered typically include: management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     9.06 APPRAISAL RIGHTS

     Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

     9.07 CHANGING CORPORATE NAME

     Vote WITH MANAGEMENT. We believe this to be an ordinary business matter to be determined by management.

     9.08 SEVERANCE AGREEMENTS THAT ARE OPERATIVE IN EVENT OF CHANGE OF CONTROL

     Review case-by-case, with consideration given to ISS "transfer-of-wealth" analysis (see footnote to section 7.04, above).





--------

1    Per the proposed NYSE corporate governance standards for listed companies.

1 As part of its binomial formula, ISS considers long-term corporate performance (both absolute and relative to the industry), cash compensation, categorization of the company as emerging, growth or mature, and administrative features (such as whether the administering committee is permitted to re-price out-of-money options without shareholder approval). If ISS determines that the "transfer of shareholder wealth" (the dollar cost to shareholders of the executive compensation plan) would be excessive under its model, ISS will recommend a vote against the executive stock-based compensation plan.

                    PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

               DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES


Pacific Investment Management Company LLC ("PIMCO") has adopted written proxy voting policies and procedures ("Proxy Policy") as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client;
(iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Clients may obtain a copy of PIMCO's written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client's proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client's proxy. In addition, a client may obtain copies of PIMCO's Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.

                                PPM AMERICA, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

                              ADOPTED JUNE 19, 2003

         The following policies and procedures are adopted pursuant to Rule 206(4)-6 of the Investment Advisers Act of 1940 (the "Act"). The policies and procedures are designed to prevent material conflicts of interest from affecting the manner in which PPM America, Inc. ("PPM") votes proxies on behalf of its clients and to ensure that proxies are voted in the best economic interests of clients. The policies and procedures are tailored to suit PPM's advisory business, the types of securities and portfolios managed by PPM and the extent to which PPM clients have adopted their own proxy voting procedures.

I. RESPONSIBILITY FOR VOTING. PPM shall vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless:

     o the client is subject to the Employee Retirement Income Security Act ("ERISA") and the investment management agreement between PPM and the client expressly precludes the voting of proxies by PPM;

     o    the client otherwise instructs PPM; or

     o in PPM's judgment, the cost of voting the proxy would exceed the anticipated benefit to the client.

          The financial interest of PPM's clients is the primary consideration in determining how proxies should be voted.

          When making proxy voting decisions, PPM generally adheres to its Proxy Voting Guidelines set forth in Appendix A hereto (the "Voting Guidelines"). The Voting Guidelines, which have been developed with the assistance of Institutional Shareholder Services ("ISS"), set forth PPM's positions on recurring issues and criteria for addressing non-recurring issues.


II. OVERSIGHT. The Public Equity Group oversees the proxy voting process, reviews these policies and procedures, including the Voting Guidelines, at least annually and proposes any changes to Senior Management. The Public Equity Group also grants authority to certain PPM employees or services to vote proxies in accordance with the Voting Guidelines.

III. ADMINISTRATION. All proxies received by PPM for voting, including those received by portfolio management groups other than the Public Equity Group, will be forwarded to Portfolio Services for administration. PPM has engaged an independent third party service, Institutional Shareholder Services ("ISS"), to provide administrative assistance in connection with the voting of proxies. ISS is a premier proxy research, advisory, voting and vote reporting service that specializes in proxy voting. ISS' primary function with respect to PPM is to apprise us of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and recommend the manner in which PPM should vote on particular proxy proposals. ISS also will electronically vote proxies in accordance with PPM's instructions.

     PPM retains final authority and fiduciary responsibility for the voting of proxies.

     A.   RECEIPT AND RECORDING OF PROXY INFORMATION.

          1. Portfolio Services is responsible for establishing in the records for each client whether the client has:

               o vested PPM with proxy voting authority or has reserved or delegated that responsibility to another, designated person; and

               o adopted a proxy voting policy that PPM is required to follow, including one that would require voting on issues relating to social and/or political responsibility.

          2. For each account that PPM advises and has discretion to vote shareholder proxies, Portfolio Services shall notify the client's custodian that all proxy materials and ballots shall be forwarded to ISS.

          3. ISS shall input all proxy information into its system and shall publish a daily report that identifies pending meetings and due dates for ballots.

     B.   RECONCILIATION OF HOLDINGS.

          1. Portfolio Services shall forward a current list of portfolio holdings to ISS daily; and

          2. For each proxy received, ISS shall confirm that share amounts reflected on proxy ballots are the actual number of shares entitled to vote.

     C.   TRANSMISSION  OF  BALLOTS.   ISS  shall  transmit  each  proxy  ballot
          (electronically or by mail).

     D. RECORDS. In accordance with Section 204-2 of the Act, the following documents shall be maintained for a period of five years:

          1. a copy of each proxy statement received (PPM will rely on EDGAR for retention of all proxy statements);

          2. a record of each proxy vote cast, including the issuer, the number of shares voted, a description of the proposal, how the shares were voted and the date on which the proxy was returned;

          3. a copy of any document generated by PPM, a PPM affiliate or a delegate of PPM that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision;

          4. a copy of each written client request for PPM's proxy voting record; and

          5. a copy of any written response from PPM to any client request (written or oral) for PPM's proxy voting record.

     E. AVAILABILITY OF RECORDS. Copies of these policies and procedures, which may be updated from time to time, and records of all proxies voted shall be made available to clients, in such forms or intervals as the clients reasonably request. ISS shall maintain electronic records of each vote cast and will make voting records available electronically to PPM clients. Client requests for such information will be forwarded to Portfolio Services for fulfillment and tracking purposes.

IV.  VOTING POLICY.

     A. CLIENT POLICY. If a client has a proxy voting policy that it has delivered to PPM, PPM shall vote proxies solicited by or with respect to the issuers of securities held in that client's account in accordance with that policy. Portfolio managers shall be responsible for reviewing client directed voting policies and Legal/Compliance will periodically review votes cast to ensure compliance with such policies.

     B. NO CLIENT POLICY. If a client does not have or does not deliver a proxy voting policy to PPM prior to the record date stated in the proxy, PPM shall vote each proxy solicited by or with respect to the issuers of securities held in that client's account in accordance with the Voting Guidelines set forth in Appendix A hereto, or, in such other manner that, in the judgment of PPM, is in the best interests of the client.

V. VOTING ANALYSIS AND GUIDELINES. PPM has adopted the Voting Guidelines to provide guidance on how to address specific proposals as they arise.

     A.   RESEARCH.   PPM   utilizes   ISS  to   perform   research   and   make
          recommendations to PPM based on the Voting Guidelines on matters for which votes are being solicited.

     B. ANALYSIS. ISS shall classify each proposal into categories based on the nature of the proposal and shall deliver to PPM research and vote recommendations electronically for analysis.

     ROUTINE PROPOSALS OR PROPOSALS CLASSIFIED AS ISS LEVEL 1 AND ISS LEVEL 2

     For securities managed by the Public Equity Group, Portfolio Services will confirm that the ISS vote recommendation is consistent with the Voting Guidelines, and if so, approve the vote for transmission.

     For securities managed by the Special Investments Group, Private Equity Group or Workout Group, the appropriate portfolio manager will review the vote recommendation. If the portfolio manger determines that the recommended vote is consistent with the Voting Guidelines, the portfolio manager shall confirm with ISS that the recommended vote is appropriate for transmission. If the portfolio manager determines to vote contrary to the Voting Guidelines, the portfolio manager shall submit the recommended vote to Legal/Compliance to determine whether there is a potential conflict of interest. If there is no conflict of interest, the vote shall be submitted to ISS for transmission. If a conflict of interest is identified, the vote shall be submitted to the Conflicts Committee and the Conflicts Committee will review the proposed vote to determine if the vote is consistent with these policies and procedures, and if so, approve the submission of the vote to ISS for transmission.

     OTHER  NON-ROUTINE  PROPOSALS  OR  PROPOSALS  CLASSIFIED  AS ISS LEVEL 3 OR
     HIGHER

     For those proposals that are not addressed in our voting guidelines, where the application of our voting guidelines is unclear or that are classified as ISS Level 3 or higher, the appropriate portfolio manager(s) shall review the research and vote recommendation and:

     o if the portfolio manager determines that the recommendation is consistent with the Voting Guidelines, the portfolio manager shall confirm with ISS that the recommended vote is appropriate for transmission; or

     o if, after consideration of certain factors, the portfolio manager determines that the proposal will not enhance shareholder value and the portfolio manager determines to vote the proxy in a manner contrary to the Voting Guidelines, the portfolio manager shall then submit the recommended vote to Legal/Compliance to determine whether there is a potential conflict of interest. If there is no conflict of interest, the vote shall be submitted to ISS for transmission. If a conflict of interest is identified, the vote shall be submitted to the Conflicts Committee and the Conflicts Committee will review the proposed vote to determine if the vote is consistent with these policies and procedures, and if so, approve the submission of the vote to ISS for transmission.

VI. CONFLICTS OF INTEREST. To ensure that conflicts of interest have no effect on votes cast, the Voting Guidelines are designed to eliminate adviser discretion from the voting process and votes are generally cast based upon the recommendations of ISS. In the event that PPM determines that a proxy should be voted in a manner contrary to the policy set forth in the Voting Guidelines, the following shall apply:

     A. IDENTIFICATION. Legal/Compliance shall analyze the proxy to determine whether PPM may have a relationship with an issuer whose securities are also held in client portfolios. PPM will be deemed to have a potential conflict when voting a proxy of an issuer if:

          o the issuer or an affiliate of the issuer that is a client of PPM or PPM is actively soliciting, and accounts of other PPM clients hold securities of that issuer;

          o an officer or board member of the issuer is also an employee of PPM;

          o    PPM has a personal or business relationship with a participant in
               the  proxy  contest,   corporate   directors  or  candidates  for
               corporate directorship;

          o PPM or an affiliate is providing a service to a company whose management is soliciting proxies;

          o PPM has an interest in the outcome of the matter before shareholders; or

          o the chief compliance officer or other member of PPM senior management determines there to be an actual or potential conflict between the interests of PPM and the best interests of a PPM client.

     B. RESOLUTION. PPM shall maintain a list of all issuers with whom it is deemed to have a potential conflict voting proxies (the "Identified Issuers") and will provide such list to ISS and update the list from time to time. For any meeting of shareholders of an Identified Issuer, the Conflicts Committee will conduct an independent review of the proposed vote. The Conflicts Committee may include any member of the Public Equity Group, the chief compliance officer of PPM or general counsel of PPM, but may not be the person with whom the Identified Issuer has a relationship or a member of the portfolio management group that invests in such Identified Issuer.

                                   APPENDIX B





                                PPM AMERICA, INC.

                             PROXY VOTING GUIDELINES

                              ADOPTED JUNE 19, 2003

     The following guidelines are intended to designate how to address specific shareholder proposals as they arise. We believe that the guidelines are reasonably designed to ensure that proxies are voted in the best interests of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940. However, PPM America, Inc. ("PPM") may vote a proxy in a manner contrary to these guidelines, when in PPM's judgment, the recommendation under the guidelines would not enhance shareholder value. PPM has developed these guidelines internally, with the assistance of third-party consultants. The guidelines are reviewed and updated at least annually.

I. OPERATIONAL ITEMS

     A.   ADJOURN MEETING

          Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

     B.   AMEND QUORUM REQUIREMENTS

          Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

     C.   AMEND MINOR BYLAWS

          Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

     D.   CHANGE COMPANY NAME

          Vote FOR proposals to change the corporate name.

     E.   CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

          Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

     F.   RATIFYING AUDITORS

          Vote FOR proposals to ratify auditors, unless any of the following apply:

               o An auditor has a financial interest in or association with the company, and is therefore not independent

               o    Fees for non-audit services are excessive, or

               o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

          Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services. Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

     G.   TRANSACT OTHER BUSINESS

          Vote AGAINST proposals to approve other business when it appears as voting item.

II.  BOARD OF DIRECTORS

     A.   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

          Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

               o Attend less than 75 percent of the board and committee meetings without a valid excuse

               o Implement or renew a dead-hand or modified dead-hand poison pill

               o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

               o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

               o Failed to act on takeover offers where the majority of the shareholders tendered their shares

               o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

               o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

               o Are audit committee members and the non-audit fees paid to the auditor are excessive.

          In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

     B.   AGE LIMITS

          Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

     C.   BOARD SIZE

          Vote FOR proposals seeking to fix the board size or designate a range for the board size.

          Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

     D.   CLASSIFICATION/DECLASSIFICATION OF THE BOARD

          Vote AGAINST proposals to classify the board.

          Vote FOR proposals to repeal classified boards and to elect all directors annually.

     E.   CUMULATIVE VOTING

          Vote AGAINST proposals to eliminate cumulative voting.

          Vote   proposals  to  restore  or  permit   cumulative   voting  on  a
          CASE-BY-CASE   basis  relative  to  the  company's  other   governance
          provisions.

     F.   DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

          Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

          Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

          Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

          Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

               o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

               o    Only if the director's legal expenses would be covered.

     G.   ESTABLISH/AMEND NOMINEE QUALIFICATIONS

          Vote CASE-BY-CASE on proposals that establish or amend director qualifications.

          Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

          Vote AGAINST shareholder proposals requiring two candidates per board seat.

     H.   FILLING VACANCIES/REMOVAL OF DIRECTORS

          Vote AGAINST proposals that provide that directors may be removed only for cause.

          Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

          Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

     I.   INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

          Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

               o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

               o    Majority of independent directors on board

               o    All-independent key committees

               o    Committee   chairpersons   nominated   by  the   independent
                    directors

               o CEO performance reviewed annually by a committee of outside directors

               o    Established governance guidelines

               o    Company performance.

     J.   MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

          Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

          Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

     K.   STOCK OWNERSHIP REQUIREMENTS

          Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

     L.   TERM LIMITS

          Vote AGAINST shareholder proposals to limit the tenure of outside directors.

III. PROXY CONTESTS

     A.   VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

          Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

          o Long-term financial performance of the target company relative to its industry; management's track record

          o    Background to the proxy contest

          o    Qualifications of director nominees (both slates)

          o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

     B.   REIMBURSING PROXY SOLICITATION EXPENSES

          Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

     C.   CONFIDENTIAL VOTING

          Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

          Vote FOR management proposals to adopt confidential voting.

IV.  ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

     A.   ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

          Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

     B.   AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

          Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

          Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

     C.   POISON PILLS

          Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

          Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

          Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

     D.   SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

          Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

          Vote FOR proposals to allow or make easier shareholder action by written consent.

     E.   SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

          Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

          Vote  FOR  proposals  that  remove   restrictions   on  the  right  of
          shareholders to act independently of management.

     F.   SUPERMAJORITY VOTE REQUIREMENTS

          Vote AGAINST proposals to require a supermajority shareholder vote.

          Vote FOR proposals to lower supermajority vote requirements.

V.   MERGERS AND CORPORATE RESTRUCTURINGS

     A.   APPRAISAL RIGHTS

          Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

     B.   ASSET PURCHASES

          Vote  CASE-BY-CASE  on  asset  purchase  proposals,   considering  the
          following factors:

          o    Purchase price

          o    Fairness opinion

          o    Financial and strategic benefits

          o    How the deal was negotiated

          o    Conflicts of interest

          o    Other alternatives for the business

          o    Noncompletion risk.

     C.   ASSET SALES

          Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

          o    Impact on the balance sheet/working capital

          o    Potential elimination of diseconomies

          o    Anticipated financial and operating benefits

          o    Anticipated use of funds

          o    Value received for the asset

          o    Fairness opinion

          o    How the deal was negotiated

          o    Conflicts of interest.

     D.   BUNDLED PROPOSALS

          Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

     E.   CONVERSION OF SECURITIES

          Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review

          o    the dilution to existing shareholders

          o    the conversion price relative to market value

          o    financial issues, control issues, termination penalties

          o    conflicts of interest

          Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

     F.   CORPORATE  REORGANIZATION/DEBT   RESTRUCTURING/PREPACKAGED  BANKRUPTCY
          PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

          o    Dilution to existing shareholders' position

          o    Terms of the offer

          o    Financial issues

          o    Management's efforts to pursue other alternatives

          o    Control issues

          o    Conflicts of interest.

          Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     G.   FORMATION OF HOLDING COMPANY

          Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

          o    the reasons for the change

          o    any financial or tax benefits

          o    regulatory benefits

          o    increases in capital structure

          o    changes to the articles of incorporation or bylaws of the company

          Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

          o increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

          o    adverse changes in shareholder rights

     H.   GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

          Vote going private transactions on a CASE-BY-CASE basis, taking into account the following:

          o    offer price/premium

          o    fairness opinion

          o    how the deal was negotiated

          o    conflicts of interest

          o    other alternatives/offers considered

          o    noncompletion risk

     I.   JOINT VENTURES

          Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

          o    percentage of assets/business contributed

          o    percentage ownership

          o    financial and strategic benefits

          o    governance structure

          o    conflicts of interest

          o    other alternatives

          o    noncompletion risk

     J.   LIQUIDATIONS

          Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

          Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

     K. MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

          Votes  on  mergers  and   acquisitions   should  be  considered  on  a
          CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

          o prospects of the combined company, anticipated financial and operating benefits

          o    offer price

          o    fairness opinion

          o    how the deal was negotiated

          o    changes in corporate governance

          o    change in the capital structure

     J.   PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

          Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review:

          o    dilution to existing shareholders' position

          o    terms of the offer

          o    financial issues

          o    management's efforts to pursue other alternatives

          o    control issues

          o    conflicts of interest.

          Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

     K.   SPINOFFS

          Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

          o    tax and regulatory advantages

          o    planned use of the sale proceeds

          o    valuation of spinoff

          o    fairness opinion

          o    benefits to the parent company

          o    conflicts of interest

          o    managerial incentives

          o    corporate governance changes

          o    changes in the capital structure.

     L.   VALUE MAXIMIZATION PROPOSALS

          Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:

          o    prolonged poor performance with no turnaround in sight

          o    signs of entrenched board and management

          o    strategic plan in place for improving value

          o    likelihood of receiving reasonable value in a sale or dissolution

          o whether company is actively exploring its strategic options, including retaining a financial advisor



VI.  STATE OF INCORPORATION

     A.   CONTROL SHARE ACQUISITION PROVISIONS

          Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

          Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

          Vote FOR proposals to restore voting rights to the control shares.

     B.   CONTROL SHARE CASHOUT PROVISIONS

          Vote FOR proposals to opt out of control share cashout statutes.

     C.   DISGORGEMENT PROVISIONS

          Vote FOR proposals to opt out of state disgorgement provisions.

     D.   FAIR PRICE PROVISIONS

          Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

          Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

     E.   FREEZEOUT PROVISIONS

          Vote FOR proposals to opt out of state freezeout provisions.

     F.   GREENMAIL

          Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

     G.   REINCORPORATION PROPOSALS

          Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

     H.   STAKEHOLDER PROVISIONS

          Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

     I.   STATE ANTITAKEOVER STATUTES

          Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VII. CAPITAL STRUCTURE

     A.   ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

          Vote FOR management proposals to reduce the par value of common stock.

     B.   COMMON STOCK AUTHORIZATION

          Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

          Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

          Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     C.   DUAL-CLASS STOCK

          Vote AGAINST proposals to create a new class of common stock with superior voting rights.

          Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

          o it is intended for financing purposes with minimal or no dilution to current shareholders

          o it is not designed to preserve the voting power of an insider or significant shareholder

     D.   ISSUE STOCK FOR USE WITH RIGHTS PLAN

          Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

     E.   PREEMPTIVE RIGHTS

          Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider:

          o    the size of a company

          o    the characteristics of its shareholder base

          o    the liquidity of the stock

     F.   PREFERRED STOCK

          Vote  AGAINST  proposals  authorizing  the  creation of new classes of
          preferred  stock  with  unspecified   voting,   conversion,   dividend
          distribution, and other rights ("blank check" preferred stock).

          Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

          Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

          Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

          Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

     G.   RECAPITALIZATION

          Votes   CASE-BY-CASE  on   recapitalizations   (reclassifications   of
          securities), taking into account the following:

          o    more simplified capital structure

          o    enhanced liquidity

          o    fairness of conversion terms

          o    impact on voting power and dividends

          o    reasons for the reclassification

          o    conflicts of interest

          o    other alternatives considered

     H.   REVERSE STOCK SPLITS

          Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

          Vote FOR management proposals to implement a reverse stock split to avoid delisting.

          Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

     I.   SHARE REPURCHASE PROGRAMS

          Vote  FOR  management   proposals  to  institute   open-market   share
          repurchase plans in which all shareholders may participate on equal terms.

     J.   STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

          Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

     K.   TRACKING STOCK

          Votes  on  the  creation  of  tracking   stock  are  determined  on  a
          CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as:

          o    adverse governance changes

          o    excessive increases in authorized capital stock

          o    unfair method of distribution

          o    diminution of voting rights

          o    adverse conversion features

          o    negative impact on stock option plans

          o    other alternatives such as spinoff

VIII. EXECUTIVE AND DIRECTOR COMPENSATION

     Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

     Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

     o long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index)

     o    cash compensation

     o    categorization of the company as emerging, growth, or mature

     These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

     A.   DIRECTOR COMPENSATION

          Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

     B.   STOCK PLANS IN LIEU OF CASH

          Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

          Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

          Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a
          proprietary,   quantitative   model  developed  by  ISS.

     C.   DIRECTOR RETIREMENT PLANS

          Vote AGAINST retirement plans for nonemployee directors.

          Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

     D.   MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

          Votes on management  proposals seeking approval to reprice options are
          evaluated  on  a  CASE-BY-CASE  basis  giving   consideration  to  the
          following:

          o    historic trading patterns

          o    rationale for the repricing

          o    value-for-value exchange

          o    option vesting

          o    term of the option

          o    exercise price

          o    participation

     E.   EMPLOYEE STOCK PURCHASE PLANS

          Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

          Vote FOR employee stock purchase plans where all of the following apply:

          o    purchase price is at least 85 percent of fair market value

          o    offering period is 27 months or less, and

          o    potential voting power dilution (VPD) is ten percent or less.

          Vote AGAINST employee stock purchase plans where any of the following apply:

          o    purchase price is less than 85 percent of fair market value, or

          o    offering period is greater than 27 months, or

          o    VPD is greater than ten percent

     F.   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

          Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

     G. INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

          Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

          Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

          Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

          Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

     H.   401(K) EMPLOYEE BENEFIT PLANS

          Vote FOR proposals to implement a 401(k) savings plan for employees.

     I.   SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

          Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

          Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

          Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

          Vote  FOR  shareholder   proposals  to  put  option  repricings  to  a
          shareholder vote.

          Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

     J.   OPTION EXPENSING

          Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

     K.   PERFORMANCE-BASED STOCK OPTIONS

          Vote  CASE-BY-CASE  on  shareholder  proposals  advocating  the use of
          performance-based   stock  options   (indexed,   premium-priced,   and
          performance-vested options), taking into account:

          o    whether   the    proposal    mandates    that   all   awards   be
               performance-based

          o whether the proposal extends beyond executive awards to those of lower-ranking employees

          o whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

     L.   GOLDEN AND TIN PARACHUTES

          Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

          Vote on a  CASE-BY-CASE  basis on proposals to ratify or cancel golden
          or  tin  parachutes.   An  acceptable  parachute  should  include  the
          following:

          o    the  parachute   should  be  less   attractive  than  an  ongoing
               employment opportunity with the firm

          o    the  triggering   mechanism  should  be  beyond  the  control  of
               management

          o the amount should not exceed three times base salary plus guaranteed benefits

IX.  SOCIAL AND ENVIRONMENTAL ISSUES

     PPM generally votes management regarding social and environmental issues. Most social and environmental proposals necessitate additional expenses that do not necessarily result in any financial benefit to a company. Examples of such social and environmental issues include:

     o    Animal Rights

     o    Drug Pricing

     o    Genetically Modified Foods

     o    Handguns

     o    Predatory Lending

     o    Tobacco

     o    Arctic National Wildlife Refuge

     o    CERES Principles


     o    Environmental Reports

     o    Global Warming

     o    Recycling

     o    Renewable Energy

     o    Link Executive Compensation to Social Performance

     o    Charitable/Political Contributions

     o    China Principles

     o    Country-specific human rights reports

     o    International Codes of Conduct/Vendor Standards

     o    MacBride Principles

     o    Foreign Military Sales/Offsets

     o    Landmines and Cluster Bombs

     o    Nuclear Weapons

     o    Spaced-Based Weaponization

     o    Board Diversity

     o    Equal Employment Opportunity (EEO)

     o    Glass Ceiling

     o    Sexual Orientation



X.   MUTUAL FUND PROXIES

     GENERALLY NOT APPLICABLE

                                   APPENDIX B






                                PPM AMERICA, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

                 REQUEST FOR VOTE CONTRARY TO VOTING GUIDELINES

Section V of the Proxy Voting Policies and Procedures of PPM America, Inc. (the "Procedures") permits portfolio managers to submit recommendations for proxy votes that are contrary to Voting Guidelines to the Conflicts Committee. The Conflicts Committee is then responsible for reviewing the recommendation and must determine whether the recommendation is consistent with the Procedures and in the best economic interests of clients. Please note: capitalized terms not otherwise defined in this Appendix have the meanings ascribed to them in the Procedures. IN ORDER TO FACILITATE THE PROCESS OF REVIEWING ANY REQUEST FOR A VOTE CONTRARY TO THE VOTING GUIDELINES, PLEASE PROVIDE THE FOLLOWING
INFORMATION:

PART I.  REQUEST AND RELATED FACTS (TO BE COMPLETED BY THE PORTFOLIO MANAGER)

1.   State  the  provision  of  the  Voting   Guidelines  that  applies  to  the
     shareholder proposal:


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2. Describe below (or attach hereto) the recommended vote, together with the relevant factors you considered related to the recommended vote. IN PARTICULAR, PLEASE DESCRIBE ANY CIRCUMSTANCE OR FACTOR IN WHICH THE PROPOSED RECOMMENDATION MAY BE DEEMED TO BE THE PRODUCT OF A CONFLICT OF INTEREST OR RESULT IN A BREACH OF THE DUTIES OWED TO PPM'S CLIENTS BY EITHER ANY INDIVIDUAL OR PPM (IF NONE, PLEASE INDICATE ACCORDINGLY):

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REQUESTED FOR APPROVAL:

I CERTIFY THAT I HAVE READ AND UNDERSTAND THE SECTION(S) OF THE VOTING GUIDELINES THAT WOULD OTHERWISE RESULT IN A VOTE CONTRARY TO THE RECOMMENDED VOTE LISTED ABOVE AND TO THE BEST OF MY KNOWLEDGE I BELIEVE THAT THE PROPOSED RECOMMENDATION (I) IS NOT THE RESULT OF A CONFLICT OF INTEREST AND (II) DOES NOT RESULT IN A BREACH OF THE DUTIES OWED TO PPM CLIENTS BY ME, ANY INDIVIDUAL AT PPM OR PPM.

-----------------------------       ------------------------  ----------------
Name                                Title                     Date

Approved by (Conflicts Committee)


-----------------------------       ------------------------  ----------------
Name                                Title                     Date

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PART II: CONFLICTS COMMITTEE DUE DILIGENCE (TO BE COMPLETED BY THE CONFLICTS COMMITTEE)

Discuss briefly below, or attach hereto, any concerns relating to the proposed recommendation, including any qualifications with respect to your recommendation:

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PART VI: DETERMINATION OF THE CONFLICTS COMMITTEE (TO BE COMPLETED BY THE CONFLICTS COMMITTEE)

THE CONFLICTS COMMITTEE SHALL REVIEW THE FOREGOING INFORMATION TO DETERMINE WHETHER THE PROPOSED RECOMMENDATION (I) IS NOT THE PRODUCT OF A CONFLICT OF INTEREST AND (II) DOES NOT RESULT IN A BREACH OF THE DUTIES OWED TO CLIENTS BY EITHER THE INDIVIDUALS LISTED OR PPM. IN LIGHT THEREOF AND UPON REVIEW OF THE FOREGOING, THE PROPOSED EXCEPTION IS:

_____    Approved*

_____    Not Approved


-----------------------------       ------------------------  ----------------
Name                                Title                     Date

-------------------------------------

*Any qualifications to such approval are set forth below:

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THE [PORTFOLIO SERVICES DEPARTMENT] SHALL RETAIN IN ITS FILES A COPY OF THIS REQUEST AND ANY RELATED INFORMATION.

                                                                 May 6, 2003
                               PUTNAM INVESTMENTS

                             PROXY VOTING PROCEDURES


INTRODUCTION AND SUMMARY

Many of Putnam's investment management clients have delegated to Putnam the authority to vote proxies for shares in the client accounts Putnam manages. Putnam believes that the voting of proxies can be an important tool for institutional investors to promote best practices in corporate governance and votes all proxies in the best interests of its clients as investors. In Putnam's view, strong corporate governance policies, most notably oversight by an independent board of qualified directors, best serve investors' interests. Putnam will vote proxies and maintain records of voting of shares for which Putnam has proxy voting authority in accordance with its fiduciary obligations and applicable law.

This memorandum sets forth Putnam's policies for voting proxies. It covers all accounts for which Putnam has proxy voting authority. These accounts are primarily US and international institutional accounts managed by The Putnam Advisory Company, L.L.C. and Putnam Fiduciary Trust Company. In addition they include sub-advised US mutual funds and smaller separate accounts managed under `wrap fee' programs by Putnam Investment Management, L.L.C. In addition, this memorandum sets forth Putnam's procedures for coordination of proxy voting for the Putnam mutual funds. The Trustees of the Putnam mutual funds have retained authority for voting proxies but refer many proxy issues to Putnam's investment professionals for advice.

PROXY COMMITTEE

Putnam has a Proxy Committee composed of senior professionals in the Investment Division. The co-heads of the Investment Division appoint the members of the Proxy Committee. The Proxy Committee is responsible for setting general policy as to proxies. Specifically, the Committee:

1. reviews these procedures and the Proxy Guidelines annually and approves any amendments considered to be advisable.

2    considers special proxy issues as they may from time to time arise.

PROXY VOTING ADMINISTRATION

The Putnam Legal and Compliance Department administers Putnam's proxy voting through a Proxy Manager. (The Proxy Manager as of the date of these procedures is Victoria Card). Under the supervision of senior members of the Legal and Compliance Department the Proxy Manager has the following duties:

1. annually prepares the Proxy Guidelines and distributes them to the Proxy Committee for review.

2. coordinates the Proxy Committee's review of any new or unusual proxy issues.

3. manages the process of referring issues to portfolio managers for voting instructions.

4. oversees the work of any third party vendor hired to process proxy votes (as of the date of these procedures Putnam has engaged Institutional Shareholder Services to process proxy votes) and the process of setting up the voting process with ISS and custodial banks for new clients.

5. coordinates responses to investment professionals' questions on proxy issues and proxy policies, including forwarding specialized proxy research from ISS and other vendors and forwards information to investment professionals prepared by other areas at Putnam.

6. maintains required records of proxy votes on behalf of the appropriate Putnam client accounts.

7.   prepares and distributes reports required by Putnam clients.


PROXY VOTING GUIDELINES

Putnam maintains written voting guidelines ("Guidelines") setting forth voting positions determined by the Proxy Committee on those issues believed most likely to arise day to day. The Guidelines may call for votes to be cast normally in favor of or opposed to a matter or may deem the matter an item to be referred to investment professionals on a case by case basis. A copy of the Guidelines is attached to this memorandum as Exhibit A.

Putnam will vote all proxies in accordance with the Guidelines subject to two exceptions as follows:

1. If the portfolio managers of client accounts holding the stock of a company with a proxy vote believe that following the Guidelines in any specific case would not be in clients' best interests, they may request the Proxy Manager not to follow the guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Manager will review any such request with a senior member of the Legal and Compliance Department prior to implementing the request.

2. For clients with plan assets subject to ERISA, under rules of the U. S. Department of Labor ("DOL") Putnam may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines, in lieu of Putnam's regular proxy voting guidelines. However, when in Putnam's judgment voting in accordance with the AFL-CIO guidelines would be inconsistent with ERISA, Putnam will not vote in accordance with those guidelines. Putnam will use the Proxy Voter Services U.S. Proxy Voting Policy Statement and Guidelines to implement voting under the AFL-CIO guidelines. For clients not subject to ERISA, Putnam may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Investment Division and the Legal and Compliance Department.

PROXY VOTING REFERRALS

Under the Guidelines, certain proxy matters will be referred to the Investment Division. The Putnam mutual funds maintain similar proxy procedures which require certain matters to be referred to the investment professionals. The Putnam Proxy Manager and Putnam Funds Proxy Coordinator will coordinate efforts so that in cases where both are referring matters, only one referral will be sent out. Normally specific referral items will be referred to the portfolio team leader (or another member of the portfolio team he or she designates) whose accounts hold the greatest number of shares of the issuer of the proxies using the attached Proxy Voting Recommendation Form. (attached as Exhibit B). The Proxy Voting Recommendation Form contains (1) a field that will be used by the portfolio team leader or member for recommending a vote on each referral item, and (2) a field for describing any contacts relating to the proxy referral item the portfolio team may have had with any Putnam employee outside Putnam's Investment Division or with any person other than a proxy solicitor acting in the normal course of proxy solicitation.

The portfolio team leader or members who have been requested to provide a recommendation on a proxy referral item will return a completed Proxy Voting Recommendation Form. Upon receiving each completed Proxy Voting Recommendation Form received from the Investment Division, the form will be reviewed by the Proxy Manager or the Putnam Funds Proxy Coordinator to be sure it has been completed correctly. If not, the Putnam Manager or Putnam Funds Proxy Coordinator will follow up with representatives of the Investment Division to be sure the form is completed correctly.

CONFLICTS OF INTEREST

A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with Putnam. For example, Putnam could manage a defined benefit or defined contribution pension plan for the issuer. Putnam's policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts the following procedures have been adopted:

1. The Proxy Committee is composed solely of professionals in the Investment Division. Proxy administration is in the Legal and Compliance Department. Neither the Investment Division nor the Legal and Compliance Department report to Putnam's marketing businesses.

2. No Putnam employee outside the Investment Division may contact any portfolio manager about any proxy vote without first contacting the Proxy Manager or a senior lawyer in the Legal and Compliance Department. There is no prohibition on Putnam employees seeking to communicate investment related information to investment professionals. However, the Proxy Manager will coordinate the delivery of such information to investment professionals to avoid appearances of conflict.

3.   Investment  professionals responding to referral requests must disclose any
     contacts  with  third   parties  other  than  normal   contact  with  proxy
     solicitation firms.

4. The Proxy Manager will review the name of the issuer of each proxy that contains a referral item against a list of Putnam business relationships maintained by the Legal and Compliance Department for potential material business relationships (I.E., conflicts of interest). If the issuer of the proxy is on the list of Putnam business relationships, the Putnam Proxy Manager will confer with a senior lawyer in the Putnam Investments Legal and Compliance Department prior to voting. In addition, for referrals involving Putnam mutual funds the Proxy Manager will fill out attached
     Proxy Voting Disclosure Form (attached as Exhibit C) and deliver it to Putnam Fund Administration.

5. Putnam's Proxy Voting Guidelines may only be overridden with the written recommendation of the Investment Division and concurrence of the Legal and Compliance Department.

RECORDKEEPING

The Legal and Compliance Department will retain copies of the following books and records:

1. A copy of Proxy Procedures and Guidelines as are from time to time in effect;

2. A copy of each proxy statement received with respect to securities in client accounts;

3.   Records of each vote cast for each client;

4. Internal documents generated in connection with a proxy referral to the Investment Division such as emails, memoranda etc.

5. Written reports to clients on proxy voting and of all client requests for information and Putnam's response.

All records will be maintained for seven years. A proxy vendor will maintain the records noted in 2 and 3 above if it commits to providing copies promptly upon request.

                          EXHIBIT A TO PROXY PROCEDURES

                   PUTNAM INVESTMENTS PROXY VOTING GUIDELINES

The proxy voting guidelines below summarize Putnam's positions on various issues of concern to investors and indicate how client portfolio securities will be voted on proposals dealing with a particular issue. The proxy voting service is instructed to vote all proxies relating to client portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended by a company's board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non US issuers.

I.   BOARD-APPROVED PROPOSALS

     Proxies will be voted FOR board-approved proposals, except as follows:

     A.   MATTERS RELATING TO THE BOARD OF DIRECTORS

          The board of directors has the important role of overseeing management and its performance on behalf of shareholders. Proxies will be voted FOR the election of the company's nominees for directors and FOR board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

          >>   Putnam will WITHHOLD VOTES for the entire board of directors if

               o    The board does not have a majority of independent directors;
                    or

               o The board does not have nominating, audit and compensation committees composed solely of independent directors.

          For these purposes, an "independent director" is a director who meets all requirements to serve as an independent director of a company under the pending NYSE rule proposals (i.e., no material business relationships with the company, no present or recent employment relationship with the company (including employment of immediate family members) and, in the case of audit committee members, no compensation for non-board services). If a board does not meet these independence standards, Putnam may refer board proposed items which would normally be supported for CASE-BY-CASE BASIS review.

          >> Putnam will WITHHOLD VOTES for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director (e.g., investment banking, consulting, legal or financial advisory fees).

          >> Putnam will WITHHOLD VOTES for the entire board of directors if the board has more than 19 members or fewer than FIVE members, absent special circumstances.

          >> Putnam will vote on a CASE-BY-CASE BASIS in contested elections of directors.

          >> Putnam will WITHHOLD VOTES for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for the absences (i.e., illness, personal emergency, etc.).

          Putnam is concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. Putnam may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

          >> Putnam will WITHHOLD VOTES for any nominee for director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an "interlocking directorate").

          Board independence depends not only on its members' individual relationships, but also the board's overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. Putnam may withhold votes on a case-by-case basis from some or all directors that, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders.

          >> Putnam will vote AGAINST proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.


     B.   EXECUTIVE COMPENSATION

          Putnam will vote on a CASE-BY-CASE BASIS on board-approved proposals relating to executive compensation, except as follows:

          >> Except where Putnam would otherwise be withholding votes for the entire board of directors, Putnam will vote FOR stock option plans which will result in an average ANNUAL dilution of 1.67% or less (including all equity-based plans).

          >> Putnam will vote AGAINST stock option plans that permit replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options).

          >> Putnam will vote AGAINST stock option plans that permit issuance of options with an exercise price below the stock's current market price.

          >> Except where Putnam is otherwise withholding votes for the entire board of directors, Putnam will vote FOR employee stock purchase plans that have the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value, (2) the offering period under the plan is 27 months or less, and (3) dilution is 10% or less.

          Putnam may vote against executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of executive compensation. In voting on proposals relating to executive compensation, Putnam will consider whether the proposal has been approved by an independent compensation committee of the board.

     C.   CAPITALIZATION

          Putnam will vote on a CASE-BY-CASE BASIS on board-approved proposals involving changes to a company's capitalization.

          >> Putnam will vote FOR proposals relating to the authorization of additional common stock (except where such proposals relate to a specific transaction).

          >> Putnam will vote FOR proposals to effect stock splits (excluding reverse stock splits.)

          >> Putnam will vote FOR proposals authorizing share repurchase programs.


     D. ACQUISITIONS, MERGERS, REINCORPORATIONS, REORGANIZATIONS AND OTHER TRANSACTIONS

          Putnam will vote on a CASE-BY-CASE BASIS on business transactions such as acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company's assets, except as follows:

          >> Putnam will vote FOR mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

     E.   ANTI-TAKEOVER MEASURES

          Putnam will vote AGAINST board-approved proposals to adopt anti-takeover measures such as a shareholder rights plan, supermajority voting provisions, adoption of fair price provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except as follows:

          >> Putnam will vote on a CASE-BY-CASE BASIS on proposals to ratify or approve shareholder rights plans (commonly referred to as "poison pills"); and

          >> Putnam will vote on a CASE-BY-CASE BASIS on proposals to adopt fair price provisions.


     F.   OTHER BUSINESS MATTERS

          Putnam will vote FOR board-approved proposals approving routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting, except as follows:

          >> Putnam will vote on a CASE-BY-CASE BASIS on proposals to amend a company's charter or bylaws (except for charter amendments necessary or to effect stock splits to change a company's name or to authorize additional shares of common stock).

          >>   Putnam  will  vote  AGAINST   authorization   to  transact  other
               unidentified, substantive business at the meeting.


II.  SHAREHOLDER PROPOSALS

     Putnam will vote IN ACCORDANCE WITH THE RECOMMENDATION OF THE COMPANY'S BOARD OF DIRECTORS on all shareholder proposals, except as follows:

     >> Putnam will vote FOR shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

     >> Putnam will vote FOR shareholder proposals to require shareholder approval of shareholder rights plans.

     >> Putnam will vote FOR shareholder proposals that are consistent with Putnam's proxy voting guidelines for board-approved proposals.

III. VOTING SHARES OF NON US ISSUERS

     Putnam  recognizes  that  the  laws  governing  non US  issuers  will  vary significantly from US law and from jurisdiction to jurisdiction. Accordingly it may not be possible or even advisable to apply these guidelines mechanically to non US issuers. However, Putnam believes that shareholders of all companies are protected by the existence of a sound corporate governance and disclosure framework. Accordingly, Putnam will vote proxies of non US issuers IN ACCORDANCE WITH THE FOREGOING GUIDELINES WHERE APPLICABLE, except as follows:

     >> Putnam will vote FOR shareholder proposals calling for a majority of the directors to be independent of management.

     >> Putnam will vote FOR shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

     >> Putnam will vote FOR shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

     >> Putnam will vote on CASE-BY-CASE BASIS on proposals relating to (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

          Many non US jurisdictions impose material burdens on voting proxies. There are three primary types of limits as follows:

          (1) Share blocking. Shares must be frozen for certain periods of time to vote via proxy.

          (2) Share re-registration. Shares must be reregistered out of the name of the local custodian or nominee into the name of the client for the meeting and, in may cases, then reregistered back. Shares are normally blocked in this period.

          (3) Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian. In many cases Putnam is not authorized to deliver this information or sign the relevant documents.

          Putnam's policy is to weigh the benefits to clients from voting in these jurisdictions against the detriments of doing so. For example, in a share blocking jurisdiction, it will normally not be in a client's interest to freeze shares simply to participate in a non contested routine meeting. More specifically, Putnam will normally not vote shares in non-US jurisdictions imposing burdensome proxy voting requirements except in significant votes (such as contested elections and major corporate transactions) where directed by portfolio managers.

                          EXHIBIT B TO PROXY PROCEDURES

PROXY VOTE REFERRAL REQUEST:  COMPANY XYZ, VOTE DUE X/X/XX


                       Proxy Voting Referral Request Form

From:  Victoria Card       ext.  1-1168

Please describe any contacts with any person you may have had, apart from the Investment Division, Putnam's Proxy Administration staff, or proxy soliciting firms regarding the proxy:_________.

Meeting Date:

VOTE RECOMMENDATION DUE DATE:

Company Name:  XYZ INC.

o Please indicate FOR, AGAINST OR ABSTAIN for each agenda item referenced below.

o Please provide VOTE RATIONALE when you believe additional information is necessary to explain your vote. Examples: "Stock option plan will create excessive dilution," "Shareholder proposal would be disruptive"


REFERRAL ITEMS:                             PUTNAM REC.*          ISS REC.
---------------                             ------------------------------


1. [Description of item] Rationale: ___________



* Assuming Board meets Putnam Independence Standards for the Board of Directors


Please see attached ISS analysis for information on the proposals.

                          EXHIBIT C TO PROXY PROCEDURES


                               PUTNAM INVESTMENTS
                              PROXY VOTING CONFLICT
                           OF INTEREST DISCLOSURE FORM


1.   COMPANY NAME:____________________________________________

2.   DATE OF MEETING: ___________________________________________

3.   REFERRAL ITEM(S): ____________________________________________

4. DESCRIPTION OF PUTNAM'S BUSINESS RELATIONSHIP WITH ISSUER OF PROXY WHICH MAY GIVE RISE TO A CONFLICT OF INTEREST:________________________________


5. DESCRIBE PROCEDURES USED TO ADDRESS ANY CONFLICT OF INTEREST: INVESTMENT PROFESSIONAL WHO WAS SOLICITED TO PROVIDE A RECOMMENDATION WAS ADVISED THAT THE RECOMMENDATION MUST BE PROVIDED WITHOUT REGARD TO ANY CLIENT OR OTHER BUSINESS RELATIONSHIP BETWEEN PUTNAM AND THE COMPANY. IN ADDITION, PUTNAM HAS MADE ARRANGEMENTS THAT, UNLESS AUTHORIZED BY PUTNAM'S LEGAL AND COMPLIANCE DEPARTMENT, CONTACTS FROM OUTSIDE PARTIES, EXCEPT FOR REPRESENTATIVES OF THE ISSUING COMPANY, WITH RESPECT TO REFERRAL ITEMS WILL BE HANDLED BY PUTNAM'S LEGAL AND COMPLIANCE DEPARTMENT TO PREVENT ANY INFLUENCE ON THE INVESTMENT PROCESS. IN THE CASE OF CONTACT BETWEEN PUTNAM INVESTMENT PROFESSIONALS AND REPRESENTATIVES OF ISSUING COMPANIES, ANY SUCH CONTACT WILL BE DOCUMENTED AND INCLUDED IN THE PROXY VOTING FILES.

     ___________________________________________________________________________

     ___________________________________________________________________________

     ___________________________________________________________________________

6. DESCRIBE ANY CONTACTS FROM PARTIES OUTSIDE PUTNAM MANAGEMENT (OTHER THAN ROUTINE COMMUNICATIONS FROM PROXY SOLICITORS) WITH RESPECT TO THE REFERRAL ITEM NOT OTHERWISE REPORTED IN AN INVESTMENT PROFESSIONAL'S RECOMMENDATION:

     ___________________________________________________________________________

     ___________________________________________________________________________

     ___________________________________________________________________________


     CERTIFICATION

     The undersigned officer of Putnam Investments certifies that, to the best of his or her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

     -------------------------------
     Name:  Victoria R. Card
     Title:  Assistant Vice President, Proxy Voting Project Manager

                        CITIGROUP ASSET MANAGEMENT (CAM)
                              NORTH AMERICA REGION
                      PROXY VOTING POLICIES AND PROCEDURES

                                    JULY 2003

I.   TYPES OF ACCOUNTS FOR WHICH CAM VOTES PROXIES

II.  GENERAL GUIDELINES

III. HOW CAM VOTES

IV.  CONFLICTS OF INTEREST

V.   VOTING POLICY

     (1)  ELECTION OF DIRECTORS

     (2)  PROXY CONTESTS

     (3)  AUDITORS

     (4)  PROXY CONTEST DEFENSES

     (5)  TENDER OFFER DEFENSES

     (6)  MISCELLANEOUS GOVERNANCE PROVISIONS

     (7)  CAPITAL STRUCTURE

     (8)  EXECUTIVE AND DIRECTOR COMPENSATION

     (9)  STATE OF INCORPORATION

     (10) MERGERS AND CORPORATE RESTRUCTURING

     (11) SOCIAL AND ENVIRONMENTAL ISSUES

     (12) MISCELLANEOUS

VI.  RECORDKEEPING AND OVERSIGHT




                       CITIGROUP ASSET MANAGEMENT1 (CAM)

                              NORTH AMERICA REGION
                      PROXY VOTING POLICIES AND PROCEDURES


I.   TYPES OF ACCOUNTS TO WHICH CAM VOTES PROXIES

Citigroup Asset Management (CAM) votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise; votes proxies for each United States Registered Investment Company (mutual fund) for which we act as adviser or sub-adviser with the power to vote proxies; and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on CAM by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

II.  GENERAL GUIDELINES

In voting proxies, CAM is guided by general fiduciary principles. CAM's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. CAM attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. CAM may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the CAM adviser (business unit) of its responsibility for the proxy vote.

III. HOW CAM VOTES

In the case of a proxy issue for which there is a stated position set forth in
Section V, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. CAM divides issues into eleven categories listed in Section V below.

IV.  CONFLICTS OF INTEREST

In furtherance of CAM's goal to vote proxies in the best interests of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM's interests and those of its clients before voting proxies on behalf of such clients.

     (1)  Procedures for Identifying Conflicts of Interest

     CAM relies on the following to seek to identify conflicts of interest with respect to proxy voting:

          A. The policy memorandum attached hereto as Appendix A will be distributed periodically to CAM employees. The policy memorandum alerts CAM employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM Compliance.

          B. CAM Financial Control shall maintain and make available to CAM Compliance and proxy voting personnel an up to date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of CAM's annual revenues. CAM relies on the policy memorandum directive described in Section IV. (1) A. to identify conflicts of interest arising due to potential client relationships with proxy issuers.

          C. As a general matter, CAM takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between CAM and certain other Citigroup business units. Special circumstances, such as contact between CAM and non-CAM personnel, may cause CAM to consider whether non-CAM relationships between Citigroup and an issuer present a conflict of interest for CAM with respect to such issuer. As noted in Section IV. (1) A., CAM employees are under an obligation to be aware of the potential for conflicts of interest in voting proxies and to bring such conflicts of interest, including conflicts of interest which may arise because of such special circumstances (such as any attempt by a Citigroup business unit or Citigroup officer or employee to influence proxy voting by CAM) to the attention of CAM Compliance. Also, CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. For prudential reasons, CAM treats such significant, publicized relationships as creating a potential conflict of interest for CAM in voting proxies

          D. Based on information furnished by CAM employees or maintained by CAM Compliance pursuant to Section IV. (1) A. and C. and by CAM Financial Control pursuant to Section IV. (1) B., CAM Compliance shall maintain an up to date list of issuers with respect to which CAM has a potential conflict of interest in voting proxies on behalf of client accounts. CAM shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in this Section IV below. Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue, and
               (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party based on application of the policies set forth herein. Such issues generally are not brought to the attention of the Proxy
               Voting Committee described in Section IV. (2) because CAM's position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party based on application of the policies set forth herein.

     (2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

          A. CAM shall maintain a Proxy Voting Committee to review and address conflicts of interest brought to its attention. The Proxy Voting Committee shall be comprised of such CAM personnel as are designated from time to time by CAM's Office of the CIO, CAM's General Counsel and CAM's Chief Compliance Officer. The initial members of the Proxy Voting Committee are set forth on Appendix B hereto.

          B. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) must be brought to the attention of the Proxy Voting Committee by CAM Compliance for resolution. As noted above, a proxy issue that will be voted in accordance with a stated CAM position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because CAM's position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

          C. The Proxy Voting Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, CAM's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. CAM Compliance shall maintain a written record of all materiality determinations made by the Proxy Voting Committee.

          D. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.

          E. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

               i. disclosing the conflict to clients and obtaining their consent before voting;

               ii. suggesting to clients that they engage another party to vote the proxy on their behalf;

               iii.in the  case  of a  conflict  of  interest  resulting  from a particular employee's personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

               iv. such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

          CAM Compliance shall maintain a written record of the method used to resolve a material conflict of interest.

V.   VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. As a result of the independent investment advisory services provided by distinct business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

     (1)  Election of Directors

          A.   Voting on Director Nominees in Uncontested Elections.

               1.   We vote for director nominees.

          B.   Chairman and CEO is the Same Person.

               1. We vote against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

          C.   Majority of Independent Directors

               1. We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.

               2.   We vote for  shareholder  proposals  that  request  that the
                    board  audit,   compensation  and/or  nominating  committees
                    include independent directors exclusively.

          D.   Stock Ownership Requirements

               1. We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

          E.   Term of Office

               1. We vote against shareholder proposals to limit the tenure of independent directors.

          F.   Director and Officer Indemnification and Liability Protection

               1. Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

               2.   We vote for  proposals  to limit and  against  proposals  to
                    eliminate   entirely  director  and  officer  liability  for
                    monetary damages for violating the duty of care.

               3. We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

               4. We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if:
                    (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (2) if only the director's legal expenses would be covered.

          G.   Director Qualifications

               1. We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

               2.   We  vote  against   shareholder   proposals   requiring  two
                    candidates per board seat.

     (2)  Proxy Contests

          A.   Voting for Director Nominees in Contested Elections

               1. We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (ie: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).

          B.   Reimburse Proxy Solicitation Expenses

               1. We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

     (3)  Auditors

          A.   Ratifying Auditors

               1. We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

     (4)  Proxy Contest Defenses

          A.   Board Structure: Staggered vs. Annual Elections

               1.   We vote against proposals to classify the board.

               2. We vote for proposals to repeal classified boards and to elect all directors annually.

          B.   Shareholder Ability to Remove Directors

               1. We vote against proposals that provide that directors may be removed ONLY for cause.

               2. We vote for proposals to restore shareholder ability to remove directors with or without cause.

               3. We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

               4. We vote for proposals that permit shareholders to elect directors to fill board vacancies.

          C.   Cumulative Voting

               1.   We vote against proposals to eliminate cumulative voting.

               2.   We vote for proposals to permit cumulative voting.

          D.   Shareholder Ability to Call Special Meetings

               1.   We  vote   against   proposals   to   restrict  or  prohibit
                    shareholder ability to call special meetings.

               2. We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

          E.   Shareholder Ability to Act by Written Consent

               1.   We  vote   against   proposals   to   restrict  or  prohibit
                    shareholder ability to take action by written consent.

               2. We vote for proposals to allow or make easier shareholder action by written consent.

          F.   Shareholder Ability to Alter the Size of the Board

               1. We vote for proposals that seek to fix the size of the board.

               2. We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

          G.   Advance Notice Proposals

               1. We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

          H.   Amendment of By-Laws

               1.   We  vote  against   proposals  giving  the  board  exclusive
                    authority to amend the by-laws.

               2. We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

     (5)  Tender Offer Defenses

          A.   Poison Pills

               1. We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

               2. We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.

               3. We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

          B.   Fair Price Provisions

               1. We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

               2. We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

          C.   Greenmail

               1. We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

               2.   We vote on a case-by-case basis on anti-greenmail  proposals
                    when  they  are   bundled   with  other   charter  or  bylaw
                    amendments.

          D.   Unequal Voting Rights

               1.   We vote against dual class exchange offers.

               2.   We vote against dual class re-capitalization.

          E. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

               1.   We  vote   against   management   proposals   to  require  a
                    supermajority shareholder vote to approve charter and bylaw amendments.

               2.   We vote for  shareholder  proposals  to lower  supermajority
                    shareholder   vote   requirements   for  charter  and  bylaw
                    amendments.

          F.   Supermajority Shareholder Vote Requirement to Approve Mergers

               1.   We  vote   against   management   proposals   to  require  a
                    supermajority shareholder vote to approve mergers and other significant business combinations.

               2.   We vote for  shareholder  proposals  to lower  supermajority
                    shareholder   vote   requirements   for  mergers  and  other
                    significant business combinations.

          G.   White Squire Placements

               1. We vote for shareholder proposals to require approval of blank check preferred stock issues.

     (6)  Miscellaneous Governance Provisions

          A.   Confidential Voting

               1. We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

               2. We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

          B.   Equal Access

               1. We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

          C.   Bundled Proposals

               1. We vote on a case-by-case basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

          D.   Shareholder Advisory Committees

               1. We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

     (7)  Capital Structure

          A.   Common Stock Authorization

               1. We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.

               2. Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

                    a) Company has already issued a certain percentage (i.e. greater than 50%) of the company's allotment.

                    b) The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

               3. We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

          B.   Stock Distributions: Splits and Dividends

               1. We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

          C.   Reverse Stock Splits

               1. We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

          D.   Blank Check Preferred Stock

               1. We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

               2. We vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

               3. We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

               4. We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

          E.   Adjust Par Value of Common Stock

               1. We vote for management proposals to reduce the par value of common stock.

          F.   Preemptive Rights

               1.   We vote on a case-by-case  basis for  shareholder  proposals
                    seeking  to  establish   them  and  consider  the  following
                    factors:

                    a)   Size of the Company.

                    b) Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

                    c) Percentage of the rights offering (rule of thumb less than 5%).

               2. We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

          G.   Debt Restructuring

               1. We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

          H.   Share Repurchase Programs

               1.   We vote for  management  proposals to institute  open-market
                    share   repurchase  plans  in  which  all  shareholders  may
                    participate on equal terms.

          I.   Dual-Class Stock

               1. We vote for proposals to create a new class of nonvoting or subvoting common stock if:

                    o It is intended for financing purposes with minimal or no dilution to current shareholders

                    o It is not designed to preserve the voting power of an insider or significant shareholder

          J.   Issue Stock for Use with Rights Plan

               1. We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

     (8)  Executive and Director Compensation

          In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

          A.   OBRA-Related Compensation Proposals

               1. Amendments that Place a Cap on Annual Grant or Amend Administrative Features

                    a) We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

               2.   Amendments to Added Performance-Based Goals

                    a) We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

               3. Amendments to Increase Shares and Retain Tax Deductions Under OBRA

                    a) We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

               4.   Approval of Cash or Cash-and-Stock Bonus Plans

                    a) We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

          B.   Expensing of Options

               We vote for proposals to expense stock options on financial statements.

          C.   Index Stock Options

               We vote on a case by case basis with respect to proposals seeking to index stock options. Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer's compensation committee is comprised solely of independent directors.

          D.   Shareholder Proposals to Limit Executive and Director Pay

               1. We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder's needs and would not put the company at a competitive disadvantage relative to its industry.

               2. We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.

          E.   Golden Parachutes

               1. We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

               2. We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

          F.   Employee Stock Ownership Plans (ESOPs)

               1. We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

          G.   401(k) Employee Benefit Plans

               1. We vote for proposals to implement a 401(k) savings plan for employees.

          H.   Stock Compensation Plans

               1. We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

               2. We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

          I.   Directors Retirement Plans

               1.   We vote against retirement plans for nonemployee directors.

               2. We vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

          J.   Management Proposals to Reprice Options

               1. We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:

                    o    Historic trading patterns

                    o    Rationale for the repricing

                    o    Value-for-value exchange

                    o    Option vesting

                    o    Term of the option

                    o    Exercise price

                    o    Participation

          K.   Shareholder Proposals Recording Executive and Director Pay

               1.   We  vote  against  shareholder   proposals  seeking  to  set
                    absolute levels on compensation or otherwise dictate the amount or form of compensation.

               2. We vote against shareholder proposals requiring director fees be paid in stock only.

               3. We vote for shareholder proposals to put option repricing to a shareholder vote.

               4. We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking unto account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

     (9)  State/Country of Incorporation

          A.   Voting on State Takeover Statutes

               1. We vote for proposals to opt out of state freezeout provisions.

               2. We vote for proposals to opt out of state disgorgement provisions.

          B.   Voting on Re-incorporation Proposals

               1. We vote on a case-by-case basis on proposals to change a company's state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

          C.   Control Share Acquisition Provisions

               1. We vote against proposals to amend the charter to include control share acquisition provisions.

               2. We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

               3. We vote for proposals to restore voting rights to the control shares.

               4. We vote for proposals to opt out of control share cashout statutes.

     (10) Mergers and Corporate Restructuring

          A.   Mergers and Acquisitions

               1. We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc...); offer price
                    (premium or discount); change in the capital structure; impact on shareholder rights.

          B.   Corporate Restructuring

               1. We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

          C.   Spin-offs

               1. We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

          D.   Asset Sales

               1. We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

          E.   Liquidations

               1. We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

          F.   Appraisal Rights

               1. We vote for proposals to restore, or provide shareholders with, rights of appraisal.

          G.   Changing Corporate Name

               1. We vote for proposals to change the "corporate name", unless the proposed name change bears a negative connotation.

          H.   Conversion of Securities

               1. We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

          I.   Stakeholder Provisions

               1. We vote against proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

     (11) Social and Environmental Issues

          A. In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

               1. whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

               2.   the percentage of sales, assets and earnings affected;

               3. the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

               4. whether the issues presented should be dealt with through government or company-specific action;

               5.   whether  the  company   has   already   responded   in  some
                    appropriate manner to the request embodied in a proposal;

               6. whether the company's analysis and voting recommendation to shareholders is persuasive;

               7.   what other companies have done in response to the issue;

               8.   whether the proposal itself is well framed and reasonable;

               9. whether implementation of the proposal would achieve the objectives sought in the proposal; and

               10. whether the subject of the proposal is best left to the discretion of the board.

          B. Among the social and environmental issues to which we apply this analysis are the following:

               1.   Energy and Environment

               2.   Equal Employment Opportunity and Discrimination

               3.   Product Integrity and Marketing

               4.   Human Resources Issues

     (12) Miscellaneous

          A.   Charitable Contributions

               1. We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

          B.   Operational Items

               1. We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

               2. We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

               3. We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).

               4.   We   vote   for   management   proposals   to   change   the
                    date/time/location of the annual meeting unless the proposed change is unreasonable.

               5.   We  vote  against   shareholder   proposals  to  change  the
                    date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

               6. We vote against proposals to approve other business when it appears as voting item.

     (13) CAM has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that CAM has proxy voting authority with respect to shares of registered investment companies, CAM shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. (1) through (12).

          The voting policy guidelines set forth in this Section V may be changed from time to time by CAM in its sole discretion.

VI.  RECORD KEEPING AND OVERSIGHT

     CAM shall maintain the following records relating to proxy voting:

     -    a copy of these policies and procedures;

     -    a copy of each proxy form (as voted);

     - a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     -    documentation   relating  to  the  identification  and  resolution  of
          conflicts of interest;

     - any documents created by CAM that were material to a proxy voting decision or that memorialized the basis for that decision; and

     - a copy of each written client request for information on how CAM voted proxies on behalf of the client, and a copy of any written response by CAM to any (written or oral) client request for information on how CAM voted proxies on behalf of the requesting client.

     Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the CAM adviser.

     Each adviser to a United States Registered Investment Company shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

     In lieu of keeping copies of proxy statements, CAM may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

     CAM Compliance will review the proxy voting process, record retention and related matters on a periodic basis.

                                   APPENDIX A




                                   MEMORANDUM

TO:  All CAM North America Region Employees

FROM: CAM Legal and Compliance

DATE: July ____, 2003

RE: New CAM North America Region Proxy Voting Policies and Procedures Conflicts of Interest with respect to Proxy Voting
--------------------------------------------------------------------------------

     Citigroup Asset Management (CAM) currently has in place proxy voting policies and procedures designed to ensure that CAM votes proxies in the best interest of client accounts. Attached to this memorandum is a copy of CAM North America Region Proxy Voting Policies and Procedures that have been updated, effective as of July 2003, to comply with a new SEC rule under the Investment Advisers Act that addresses an investment adviser's fiduciary obligation to its clients when voting proxies. AS DISCUSSED IN MORE DETAIL BELOW, CAM EMPLOYEES ARE UNDER AN OBLIGATION (I) TO BE AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF CAM IN VOTING PROXIES ON BEHALF OF CLIENT ACCOUNTS BOTH AS A RESULT OF AN EMPLOYEE'S PERSONAL RELATIONSHIPS AND DUE TO SPECIAL CIRCUMSTANCES THAT MAY ARISE DURING THE CONDUCT OF CAM'S BUSINESS, AND (II) TO BRING CONFLICTS OF INTEREST OF WHICH THEY BECOME AWARE TO THE ATTENTION OF CAM COMPLIANCE.

     The updated proxy voting policies and procedures are substantially similar to the policies and procedures currently in effect in terms of CAM's stated position on certain types of proxy issues and the factors and considerations taken into account by CAM in voting on certain other types of proxy issues.

     The updated proxy voting policies and procedures reflect two major changes. First, Section VI (Recordkeeping and Oversight) of the updated policies and procedures sets forth detailed recordkeeping requirements relating to the proxy voting process, as required by the new SEC rule. CAM Compliance will be working with affected groups to make sure that we are complying with the new record retention requirements. Second, Section IV (Conflicts of Interest) of the updated policies and procedures sets forth procedures designed to identify and address material conflicts of interest that may arise between CAM's interests and those of its clients before proxies are voted on behalf of such clients, as required by the new SEC rule.

     While, as described in Section IV of the updated policies and procedures, CAM will seek to identify significant CAM client relationships and significant, publicized non-CAM affiliate client relationships1 which could present CAM with a conflict of interest in voting proxies, all CAM employees must play an important role in helping our organization identify potential conflicts of interest that could impact CAM's proxy voting. CAM employees need to (i) be aware of the potential for conflicts of interest on the part of CAM in voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of CAM's business, and (ii) bring conflicts of interest of which they become aware to the attention of a CAM compliance officer.

     A conflict of interest arises when the existence of a personal or business relationship on the part of CAM or one of its employees or special circumstances that arise during the conduct of CAM's business might influence, or appear to influence, the manner in which CAM decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which a CAM employee (such as a portfolio manager or senior level executive) has a spouse or other close relative who serves as a director or senior executive of a company. An example of "special circumstances" would be explicit or implicit pressure exerted by a CAM relationship to try to influence CAM's vote on a proxy with respect to which the CAM relationship is the issuer. Another example would be a situation in which there was contact between CAM and non-CAM personnel in which the non-CAM personnel, on their own initiative or at the prompting of a client of a non-CAM unit of Citigroup, tried to exert pressure to influence CAM's proxy vote2. Of course, the foregoing examples are not exhaustive, and a variety of situations may arise that raise conflict of interest questions for CAM. You are encouraged to raise and discuss with CAM Compliance particular facts and circumstances that you believe may raise conflict of interest issues for CAM.

         As described in Section IV of the updated policies and procedures, CAM has established a Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention by CAM Compliance as well as to agree upon appropriate methods to resolve material conflicts of interest before proxies affected by the conflicts of interest are voted3. As described in the updated policies and procedures, there are a variety of methods and approaches that the Proxy Voting Committee may utilize to resolve material conflicts of interest. Please note that CAM employees should report all conflicts of interest of which they become aware to CAM Compliance. It is up to the Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention and to agree upon an appropriate resolution with respect to conflicts of interest determined to be material.

         The obligation of CAM employees to be sensitive to the issue of conflicts of interest and to bring conflicts of interest to the attention of CAM Compliance is a serious one. Failure to do so can lead to negative legal, regulatory, and reputational consequences for the firm as well as to negative regulatory and disciplinary consequences for the CAM employee. Please consult with a CAM Compliance officer if you have any questions concerning your obligations with respect to conflicts of interest under the updated proxy voting policies and procedures.

                                   APPENDIX B

                         PROXY VOTING COMMITTEE MEMBERS

INVESTMENT MANAGEMENT REPRESENTATIVES

Wayne Lin
Amanda Suss

LEGAL REPRESENTATIVES

George Shively
Leonard Larrabee
Thomas Mandia

COMPLIANCE REPRESENTATIVES

Andrew Beagley
Jeffrey Scott
Joseph Hess


At least one representative from each of Investment Management, Legal and Compliance must participate in any deliberations and decisions of the Proxy Voting Committee.

--------

1 Citigroup Asset Management comprises Salomon Brothers Asset Management Inc, Smith Barney Asset Management (a division of Citigroup Global Markets Inc.), Citibank Global Asset Management (a unit of Citibank, N.A.), Smith Barney Fund Management LLC, Citi Fund Management Inc. and other investment adviser affiliates.


* Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Voting Committee may resolve such conflict to interest by satisfying itself that CAM's proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest. 1,2 As a general matter, CAM takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between CAM and certain other Citigroup business units. CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. As noted, CAM seeks to identify such significant, publicized relationships, and for prudential reasons brings such identified situations to the attention of the Proxy Voting Committee, as described herein. Special circumstances, such as those described in the noted examples, also could cause CAM to consider whether non-CAM relationships between Citigroup and an issuer present a conflict of interest for CAM with respect to such issuer. 3 Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party. Such issues are not brought to the attention of the Proxy Voting Committee because CAM's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

                T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote--such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

PROXY ADMINISTRATION

The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager votes on the proxy proposals of companies in his or her portfolio. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

FIDUCIARY CONSIDERATIONS

T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. ROWE PRICE VOTING POLICIES

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

ELECTION OF DIRECTORS

T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. We withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

EXECUTIVE COMPENSATION

Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to reprice options.

ANTI-TAKEOVER AND CORPORATE GOVERNANCE ISSUES

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.

SOCIAL AND CORPORATE RESPONSIBILITY ISSUES

T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

MONITORING AND RESOLVING CONFLICTS OF INTEREST

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

REPORTING

Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. If you wish to receive a copy of your account's voting record, please contact your T. Rowe Price Client Relationship Manager.

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003





Wellington Management Company, llp

INTRODUCTION

Wellington Management Company, llp ("Wellington Management") has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients around the world.

Wellington Management's Proxy Voting Guidelines, attached as Exhibit A to these Proxy Policies and Procedures, set forth the guidelines that Wellington
Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Proxy Voting Guidelines set forth general guidelines for voting proxies, each proposal is evaluated on its merits. The vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines.


STATEMENT OF POLICIES

As a matter of policy, Wellington Management:

1 Takes responsibility for voting client proxies only upon a client's written request.

2 Votes all proxies in the best interests of its clients as shareholders, I.E., to maximize economic value.

3 Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country in which it is involved.

4 Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5 Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6 Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer's corporate governance as part of the investment process.

7 Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8 Provides all clients, upon request, with copies of these Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9 Reviews regularly the voting record to ensure that proxies are voted in accordance with these Proxy Policies and Procedures and the Proxy Voting Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

RESPONSIBILITY AND OVERSIGHT

Wellington Management has a Proxy Committee, established by action of the firm's Executive Committee, that is responsible for the review and approval of the firm's written Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm's Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Proxy Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Proxy Group within the Legal Services Department. In addition, the Proxy Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.


STATEMENT OF PROCEDURES

Wellington Management has in place certain procedures for implementing its proxy voting policies.


GENERAL PROXY VOTING

AUTHORIZATION TO VOTE. Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

RECEIPT OF PROXY. Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client requests that Wellington Management vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management. Wellington Management may receive this voting information by mail, fax, or other electronic means.

RECONCILIATION. To the extent reasonably practicable, each proxy received is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due.

RESEARCH. In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

PROXY VOTING. Following the reconciliation process, each proxy is compared against Wellington Management's Proxy Voting Guidelines, and handled as follows:

     o Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (I.E., "For", "Against", "Abstain") are reviewed by the Proxy Group and voted in accordance with the Proxy Voting Guidelines.

     o Issues identified as "case-by-case" in the Proxy Voting Guidelines are further reviewed by the Proxy Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

     o Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients' proxies.

MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION PROCESSES. Wellington Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Proxy Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships and publishes those to individuals involved in the proxy voting process. In addition, the Proxy Committee encourages all personnel to contact the Proxy Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Proxy Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the designated members of the Proxy Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Proxy Committee should convene. Any Proxy Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

OTHER CONSIDERATIONS

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

SECURITIES LENDING. Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client's securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

SHARE BLOCKING AND RE-REGISTRATION. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (I.E., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client's portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

LACK OF ADEQUATE INFORMATION, UNTIMELY RECEIPT OF PROXY, IMMATERIAL IMPACT, OR EXCESSIVE COSTS. Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In instances where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer, Wellington Management may determine not to enter a vote. Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients.


ADDITIONAL INFORMATION

Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable laws.

Wellington Management's Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

                                                                       EXHIBIT A

                                    Wellington Management Company, llp
                                    Proxy Voting Guidelines

                                    Dated:  April 30, 2003



                                    Wellington Management Company, llp

INTRODUCTION

Upon a client's written request, Wellington Management Company, llp ("Wellington Management") votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities. Wellington Management established these Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These Guidelines are based on Wellington Management's fiduciary obligation to act in the best interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Wellington Management's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

VOTING GUIDELINES

COMPOSITION AND ROLE OF THE BOARD OF DIRECTORS

     o    Election of Directors: For

     o    Repeal Classified Board (SP): For

     o    Adopt Director Tenure/Retirement Age (SP): Against

     o    Minimum Stock Ownership by Directors (SP): Case-by-Case

     o    Adopt Director & Officer Indemnification: For

     o    Allow Special Interest Representation to Board (SP): Against

     o    Require Board Independence (SP): For

     o    Require Board Committees to be Independent (SP): For

     o Require a Separation of Chair and CEO or Require a Case-by-Case Lead Director (SP):

     o Boards not Amending Policies That are Supported Withhold by a Majority of Shareholders: vote*

          *    on all Directors seeking election the following year

     o    Approve Directors' Fees: For

     o    Approve Bonuses for Retiring Directors: For

     o    Elect Supervisory Board/Corporate Assembly: For

MANAGEMENT COMPENSATION

     o    Adopt/Amend Stock Option Plans: Case-by-Case

     o    Adopt/Amend Employee Stock Purchase Plans: For

     o    Eliminate Golden Parachutes (SP): For

     o    Expense Future Stock Options (SP): For

     o    Shareholder Approval of All Stock Option Plans (SP): For

     o Shareholder Approval of Future Severance Agreements For Covering Senior Executives (SP):

     o Recommend Senior Executives Own and Hold Company For Stock, not Including Options (SP):

     o    Disclose All Executive Compensation (SP): For

REPORTING OF RESULTS

     o    Approve Financial Statements: For

     o    Set Dividends and Allocate Profits: For

     o    Limit Non-Audit Services Provided by Auditors (SP): For

     o    Ratify Selection of Auditors and Set Their Fees: For

     o    Elect Statutory Auditors: For

SHAREHOLDER VOTING RIGHTS

     o    Adopt Cumulative Voting (SP): Against

     o    Redeem or Vote on Poison Pill (SP): For

     o    Authorize Blank Check Preferred Stock: Against

     o    Eliminate Right to Call a Special Meeting: Against

     o    Increase Supermajority Vote Requirement: Against

     o    Adopt Anti-Greenmail Provision: For

     o    Restore Preemptive Rights: Case-by-Case

     o    Adopt Confidential Voting (SP): For

     o    Approve Unequal Voting Rights: Against

     o    Remove Right to Act by Written Consent: Against

     o    Approve Binding Shareholder Proposals: Case-by-Case

CAPITAL STRUCTURE

     o    Increase Authorized Common Stock: Case-by-Case

     o    Approve Merger or Acquisition: Case-by-Case

     o    Approve Technical Amendments to Charter: Case-by-Case

     o    Opt Out of State Takeover Statutes: For

     o    Consider Non-Financial Effects of Mergers: Against

     o    Authorize Share Repurchase: For

     o    Authorize Trade in Company Stock: For

     o    Issue Debt Instruments: For

SOCIAL ISSUES

     o    Endorse the Ceres Principles (SP): Case-by-Case

     o    Disclose Political and PAC Gifts (SP): For

     o Require Adoption of International Labor Organization's Case-by-Case Fair Labor Principles (SP):

MISCELLANEOUS

     o    Approve Other Business: Abstain

     o    Approve Reincorporation: Case-by-Case

                                                                       EXHIBIT A

                                    Wellington Management Company, llp
                                    Proxy Voting Guidelines

                                    Dated:  April 30, 2003



                                    Wellington Management Company, llp

INTRODUCTION

Upon a client's written request, Wellington Management Company, llp ("Wellington Management") votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities. Wellington Management established these Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These Guidelines are based on Wellington Management's fiduciary obligation to act in the best interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Wellington Management's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

VOTING GUIDELINES

COMPOSITION AND ROLE OF THE BOARD OF DIRECTORS

     o    Election of Directors: For

     o    Repeal Classified Board (SP): For

     o    Adopt Director Tenure/Retirement Age (SP): Against

     o    Minimum Stock Ownership by Directors (SP): Case-by-Case

     o    Adopt Director & Officer Indemnification: For

     o    Allow Special Interest Representation to Board (SP): Against

     o    Require Board Independence (SP): For

     o    Require Board Committees to be Independent (SP): For

     o Require a Separation of Chair and CEO or Require a Case-by-Case Lead Director (SP):

     o Boards not Amending Policies That are Supported Withhold by a Majority of Shareholders: vote*

          *    on all Directors seeking election the following year

     o    Approve Directors' Fees: For

     o    Approve Bonuses for Retiring Directors: For

     o    Elect Supervisory Board/Corporate Assembly: For

MANAGEMENT COMPENSATION

     o    Adopt/Amend Stock Option Plans: Case-by-Case

     o    Adopt/Amend Employee Stock Purchase Plans: For

     o    Eliminate Golden Parachutes (SP): For

     o    Expense Future Stock Options (SP): For

     o    Shareholder Approval of All Stock Option Plans (SP): For

     o Shareholder Approval of Future Severance Agreements For Covering Senior Executives (SP):

     o Recommend Senior Executives Own and Hold Company For Stock, not Including Options (SP):

     o    Disclose All Executive Compensation (SP): For

REPORTING OF RESULTS

     o    Approve Financial Statements: For

     o    Set Dividends and Allocate Profits: For

     o    Limit Non-Audit Services Provided by Auditors (SP): For

     o    Ratify Selection of Auditors and Set Their Fees: For

     o    Elect Statutory Auditors: For

SHAREHOLDER VOTING RIGHTS

     o    Adopt Cumulative Voting (SP): Against

     o    Redeem or Vote on Poison Pill (SP): For

     o    Authorize Blank Check Preferred Stock: Against

     o    Eliminate Right to Call a Special Meeting: Against

     o    Increase Supermajority Vote Requirement: Against

     o    Adopt Anti-Greenmail Provision: For

     o    Restore Preemptive Rights: Case-by-Case

     o    Adopt Confidential Voting (SP): For

     o    Approve Unequal Voting Rights: Against

     o    Remove Right to Act by Written Consent: Against

     o    Approve Binding Shareholder Proposals: Case-by-Case

CAPITAL STRUCTURE

     o    Increase Authorized Common Stock: Case-by-Case

     o    Approve Merger or Acquisition: Case-by-Case

     o    Approve Technical Amendments to Charter: Case-by-Case

     o    Opt Out of State Takeover Statutes: For

     o    Consider Non-Financial Effects of Mergers: Against

     o    Authorize Share Repurchase: For

     o    Authorize Trade in Company Stock: For

     o    Issue Debt Instruments: For

SOCIAL ISSUES

     o    Endorse the Ceres Principles (SP): Case-by-Case

     o    Disclose Political and PAC Gifts (SP): For

     o Require Adoption of International Labor Organization's Case-by-Case Fair Labor Principles (SP):

MISCELLANEOUS

     o    Approve Other Business: Abstain

     o    Approve Reincorporation: Case-by-Case

V3180 5/03

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

(a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(c)          Not Applicable

(d) (1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe Price-Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June
              28, 1996.

             (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

             (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (47) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (48) Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (49) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (50) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (51) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (52) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC., incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (53) Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (56) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon
             October 14, 2003.

             (57) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon
             October 14, 2003.

             (58) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (59) Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (60) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (61) Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission
             February 27, 2004.

             (62) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment
             No. 35 filed with the Securities and Exchange Commission
             February 27, 2004.

             (63) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (64) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1,2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (65) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (66) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (67) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, attached hereto.

             (68) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004 attached hereto.

             (69) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, attached hereto.

(e) (1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (2) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (10) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

             (11) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission
             October 14, 2003.

             (12) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (13) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, attached hereto.

(f)          Not Applicable

(g) (1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

             (2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (3) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (4) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

             (5) Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (6) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (7) Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (8) Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (9) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Depositand Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (10) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Depositand Trust Company), dated
             May 3, 2004, attached hereto.

(h) (1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

             (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (5) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (6) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (7) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (8) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (9) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (10) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (11) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (12) Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (13) Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (14) Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (15) Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (16) Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (17) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (18) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (19) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (20) Amendment to Administration Agreement between
             Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, attached hereto.

             (21) Amendment to Transfer Agency Agreement between
             Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, attached hereto.

             (22) Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, attached hereto.

(i)          Opinion and Consent of Counsel, attached hereto.

(j)          Consent of Auditors, attached hereto.

(k)          Not Applicable

(l)          Not Applicable

(m) (1) Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (2) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (3) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (4) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (5) Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (6) Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (7) Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, attached hereto.

(n) (1) Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (2) Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's
             Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (3) Form of Multiple Class Plan, dated May 3, 2004, attached hereto.

(o)          Not Applicable

(p) (1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (6) Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (7) Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (16) AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (17) Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

             (18) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (19) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (20) OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (21) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (22) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (23) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

             (24) Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (25) PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (26) Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (27) Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (28) Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (29) Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (30) Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (31) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (32) Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

Item 24. Persons controlled by or under Common Control with Registrant.

         Jackson National Separate Account - I
         Jackson National Separate Account III
         Jackson National Separate Account IV
         Jackson National Separate Account V
         JNLNY Separate Account I
         JNLNY Separate Account II
         JNLNY Separate Account IV

Item 25. Indemnification.

         Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

         Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify trustees of the Registrant who are not interested persons of the Registrant or its investment adviser.

Item 26. Business and Other Connections of Investment Adviser.

         Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Hopping, Frauenheim, Meyer, Fritts, McLellan, D'Annunzio, Bouchard and Nerud, and Ms. Engler and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAMLLC:

Name                Address                 Principal Occupation

Robert A. Fritts    1 Corporate Way         Managing Board Member
                    Lansing, MI 48951       (11/03 to Present)

Thomas J. Meyer     1 Corporate Way         Managing Board Member
                    Lansing, MI 48951       (11/03 to Present)

Andrew B. Hopping   1 Corporate Way         President, Managing Board Member
                    Lansing, MI 48951       (1/01 to Present)

Mark D. Nerud       1 Corporate Way         Chief Financial Officer
                    Lansing, MI 48951       (1/01 to Present)

Susan S. Rhee       1 Corporate Way         Secretary
                    Lansing, MI 48951       (1/01 to Present)

AIM Capital Management, Inc., Alliance Capital Management L.P., Eagle Asset Management, Inc., Fred Alger Management, Inc., Janus Capital Corporation, J.P. Morgan Investment Management Inc., Lazard Asset Management, Mellon Capital Management Corporation, OppenheimerFunds, Inc., Pacific Investment Management Company, PPM America, Inc., Putnam Investment Management, Inc., Salomon Brothers Asset Management Inc, Salomon Brothers Asset Management Limited, Standard & Poor's Investment Advisory Services, Inc., and T. Rowe Price Associates, Inc., the sub-advisers of certain series of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:


                                                                  File No.
    AIM Capital Management, Inc.                                 801-15211
    Alliance Capital Management L.P.                             801-32361
    Eagle Asset Management, Inc.                                 801-21343
    Fidelity Management & Research Company                       801-07884
    Fred Alger Management, Inc.                                  801-06709
    J.P. Morgan Investment Management Inc.                       801-21011
    Lazard Asset Management                                      801-6568
    Mellon Capital Management Corporation                        801-19785
    OppenheimerFunds, Inc.                                       801-8253
    Pacific Investment Management Company                        801-48187
    PPM America, Inc.                                            801-40783
    Putnam Investment Management, Inc.                           801-7974
    Salomon Brothers Asset Management Inc                        801-32046
    Standard & Poor's Investment Advisory Services, Inc.         801-51431
    Salomon Brothers Asset Management Limited                    801-43335
    T. Rowe Price Associates, Inc.                               801-856
    Wellington Management Company llp                            801-15908


Item 27. Principal Underwriters.

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Registrant. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

(b)          Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed Annuities Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Market Planning and
8055 E. Tufts Avenue               Analysis
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Doug Campbell                      Senior Vice President and National Sales
8055 E. Tufts Avenue               Director
Suite 1100
Denver, CO 80237

Maura Collins                      Vice Presdent - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, CO 80237

Anthony L. Dowling                 Assistant Vice President and
8055 E. Tufts Avenue               Chief Compliance Officer
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Steve Goldberg                     Vice President - Guaranteed Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Luis Gomez                         Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, CO 80237

Steve Kluever                      Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Nicholas Koutouras                 Vice President - Offshore Product Management
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

David R. Lilien                    Senior Vice President - National Sales
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Senior Vice President - Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Dora Monahan                       Vice President - Life Insurance Product
8055 E. Tufts Avenue               Management
Suite 1100
Denver, CO 80237

Michael Nicola                     Vice President - Strategic Relationships
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Marilynn Scherer                   Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Project Management/
8055 E. Tufts Avenue               Business Solutions
Suite 1100
Denver, CO 80237

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Vice President - Variable Annuity Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Item 28. Location of Accounts and Records

         Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 21. Management Services.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 29th day of April, 2004.

                  JNL SERIES TRUST


             By:  /s/ Robert A. Fritts   *
                  --------------------------------------------------
                  Robert A. Fritts
                  President, CEO and Trustee

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts *                                         April 29, 2004
----------------------                                         -----------------
Robert A. Fritts
President, Chief Executive Officer & Trustee

/s/ Joseph Frauenheim *                                        April 29, 2004
-----------------------                                        ----------------
Joseph Frauenheim
Trustee

/s/ Richard McLellan *                                         April 29, 2004
------------------------                                       ----------------
Richard McLellan
Trustee

/s/ Dominic D'Annunzio *                                       April 29, 2004
-------------------------                                      ----------------
Dominic D'Annunzio
Trustee

/s/ Michelle Engler *                                          April 29, 2004
-------------------------                                      ----------------
Michelle Engler
Trustee

/s/ Michael Bouchard *                                         April 29, 2004
-------------------------                                      ----------------
Michelle Engler
Trustee

/s/ Mark D. Nerud *                                            April 29, 2004
-------------------------                                      ----------------
Mark D. Nerud
Vice President, Chief Financial Officer
and Treasurer




* By Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/ Michael Bouchard                                           February 12, 2004
--------------------                                           ---------------
Michael Bouchard                                               Date

/s/ Dominic D'Annunzio                                         February 12, 2004
---------------------                                          ---------------
Dominic D'Annunzio                                             Date

/s/ Michelle Engler                                            February 12, 2004
---------------------                                          ---------------
Michelle Engler                                                Date

/s/ Joseph Frauenheim                                          February 12, 2004
---------------------                                          ---------------
Joseph Frauenheim                                              Date

/s/ Robert A. Fritts                                           February 12, 2004
--------------------                                           ---------------
Robert A. Fritts                                               Date

/s/ Richard McLellan                                           February 12, 2004
---------------------                                          ---------------
Richard McLellan                                               Date

/s/ Mark D. Nerud                                              February 12, 2004
---------------------                                          ---------------
Mark D. Nerud                                                  Date

                                  Exhibit List

Item 23.          Exhibits


(d)          (67) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, attached hereto as EX-99.23(d)(67).

             (68) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004 attached hereto as EX-99.23(d)(68).

             (69) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, attached hereto as EX-99.23(d)(69).

(e) (13) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, attached hereto as EX-99.23(e)(13).

(g) (10) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Depositand Trust Company), dated
             May 3, 2004, attached hereto as EX-99.23(g)(10).

(h)          (20) Amendment to Administration Agreement between
             Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, attached hereto as EX-99.23(h)(20).

             (21) Amendment to Transfer Agency Agreement between
             Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, attached hereto as EX-99.23(h)(21).

             (22) Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, attached hereto as EX-99.23(h)(22).

(i)          Opinion and Consent of Counsel, attached hereto as EX-99.23(i).

(j)          Consent of Auditors, attached hereto as EX-99.23(j).

(m) (7) Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, attached hereto as EX-99.23(m)(7).

(n) (3) Form of Multiple Class Plan, dated May 3, 2004, attached hereto as EX-99.23(n)(3).